UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 107.0%
	U.S. Treasury Bills — 61.4% (n)
1,706,463	0.000%, 03/01/12	1,706,348
1,563,670	0.007%, 12/01/11	1,563,670
4,300,000	0.009%, 12/08/11	4,299,993
2,104,728	0.010%, 12/15/11 (m)	2,104,720
1,200,000	0.018%, 01/12/12	1,199,974
1,957,668	0.020%, 12/22/11	1,957,646

		12,832,351

	U.S. Treasury Notes — 45.6%
100,000	0.625%, 06/30/12	100,294
500,000	0.750%, 05/31/12	501,674
1,350,000	0.875%, 01/31/12	1,351,866
500,000	0.875%, 02/29/12	500,943
1,538,000	1.000%, 12/31/11	1,539,218
550,000	1.000%, 03/31/12	551,681
350,000	1.000%, 04/30/12	351,335
865,000	1.125%, 12/15/11	865,356
400,000	1.125%, 01/15/12	400,535
437,500	1.375%, 02/15/12	438,699
885,000	1.375%, 03/15/12	888,311
1,140,000	4.500%, 04/30/12	1,160,990
225,000	4.625%, 12/31/11	225,845
100,000	4.625%, 02/29/12	101,133
550,000	4.875%, 02/15/12	555,482

		9,533,362

	Total U.S. Treasury Obligations (Cost $22,365,713 )	22,365,713

	Total Investments — 107.0% (Cost $22,365,713) *	22,365,713
	Liabilities in Excess of Other Assets — (7.0)%	(1,459,560)

	NET ASSETS — 100.0%	$20,906,153

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$22,365,713	$—	$22,365,713

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 7.8% (n)
California — 7.8%
	California Statewide Communities Development Authority,
10,000	0.240%, 05/01/12	10,000
10,000	0.280%, 02/10/12	10,000
20,000	0.310%, 02/16/12	20,000
	San Diego County Water Authority,
10,000	0.200%, 12/06/11	10,000
17,500	0.220%, 01/18/12	17,500
20,000	0.230%, 12/14/11	20,000
8,365	San Gabriel Valley Council of Governments, 0.230%, 12/13/11	8,365
3,100	Woodland Finance Authority, 0.180%, 12/08/11	3,100
	Total Commercial Paper (Cost $98,965)
		98,965

Daily Demand Notes — 2.8%
California — 2.8%
4,235	California Health Facilities Financing Authority, St. Joseph Health System, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.070%, 12/01/11	4,235
400	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	400
1,200	California Infrastructure & Economic Development Bank, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/01/11	1,200
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
4,800	Series A-2, Rev., VRDO, 0.060%, 12/01/11	4,800
4,450	Series B, Rev., VRDO, 0.060%, 12/01/11	4,450
5,100	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.140%, 12/01/11	5,100
	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment,
3,500	Series A, VRDO, LOC: U.S. Bank N.A., 0.140%, 12/01/11	3,500
800	Series B, VRDO, LOC: U.S. Bank N.A., 0.140%, 12/01/11	800
6,500	City of Irvine, Improvement Bond Act of 1915, District No. 05-21, Special Assessment, VRDO, LOC: U.S. Bank N.A., 0.140%, 12/01/11	6,500
1,465	City of Irvine, Improvement Bond Act of 1915, District No. 89-10, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.140%, 12/01/11	1,465
610	San Pablo Redevelopment Agency, Tenth Township Redevelopment Project, Tax Allocation, VRDO, LOC: Union Bank of CA N.A., 0.150%, 12/01/11	610
2,900	State of California, Kindergarten, Series A4, GO, VRDO, LOC: Citibank N.A., 0.090%, 12/01/11	2,900

	Total Daily Demand Notes (Cost $35,960)	35,960

Municipal Bonds — 8.1%
California — 8.1%
6,700	Ceres Unified School District, GO, TRAN, 3.000%, 05/01/12	6,768
5,000	City of Los Angeles, GO, TRAN, 2.500%, 04/30/12	5,045
8,000	City of Oakland, GO, TRAN, 2.000%, 06/29/12	8,074
10,000	County of Riverside, Series B, GO, TRAN, 2.000%, 06/29/12	10,097
10,000	Kern County, GO, TRAN, 3.000%, 06/29/12	10,156
5,500	Los Angeles County, Series C, GO, TRAN, 2.500%, 06/29/12	5,566
7,400	Petaluma City Elementary School District, GO, TRAN, 1.500%, 06/01/12	7,440
2,150	San Bernardino County Transportation Authority, Series A, Rev., 4.000%, 05/01/12	2,183
5,000	South Coast Local Education Agencies, Series A, Rev., TRAN, 2.000%, 06/29/12	5,048
39,045	State of California, Series A, Subseries A2, Rev., 2.000%, 06/26/12	39,410
3,000	Western Placer Unified School District, GO, TRAN, 2.000%, 10/04/12	3,033

	Total Municipal Bonds (Cost $102,820)	102,820

Semi-Annual Demand Notes — 1.4%
California — 1.4%
8,330	Deutsche Bank Spears/Lifers Trust Various States, Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	8,330

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Semi-Annual Demand Notes — Continued
California — Continued
9,725	Wells Fargo Stage Trust, Series 2009-37C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	9,725

	Total Semi-Annual Demand Notes (Cost $18,055)	18,055

Weekly Demand Notes — 73.1%
California — 73.1%
	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments,
1,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	1,100
	Abag Finance Authority for Nonprofit Corps., Lakeside Village Apartments,
16,000	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	16,000
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Company, 0.120%, 12/07/11	6,750
7,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	7,400
9,795	Abag Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 12/07/11	9,795
6,580	Abag Finance Authority for Nonprofit Corps., Zoological Society, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	6,580
12,200	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.240%, 12/07/11	12,200
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 12/07/11	3,180
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 12/07/11	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 12/07/11	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 12/07/11	8,680
3,435	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 12/07/11	3,435
	Barclays Capital Municipal Trust Receipts,
8,690	GO, VRDO, LIQ: Barclays Bank plc, 0.190%, 12/07/11 (e)	8,690
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.110%, 12/07/11 (e)	5,200
8,945	Series 23B, Rev., VRDO, LIQ: Barclays Bank plc, 0.120%, 12/07/11 (e)	8,945
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.120%, 12/07/11 (e)	3,750
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.120%, 12/07/11 (e)	4,700
100	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.110%, 12/07/11	100
	California Economic Development Financing Authority, IDR, Killion Industries Project,
4,900	Rev., VRDO, LOC: Union Bank of CA N.A., 0.150%, 12/07/11	4,900
	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project,
1,400	Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/11	1,400
10,300	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.090%, 12/07/11	10,300
20,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.100%, 12/07/11	20,000
5,000	California Housing Finance Agency, Single-Family, Home Mortgage, Series K, Rev., AMT, VRDO, LOC: FHLMC, 0.100%, 12/07/11	5,000
4,640	California Housing Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, LOC: FNMA, 0.110%, 12/07/11	4,640
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	4,620
4,775	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.160%, 12/07/11	4,775
2,455	California Infrastructure & Economic Development Bank, Jserra Catholic High School, Series C, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/07/11	2,455

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
California — Continued
2,640	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.210%, 12/07/11	2,640
4,540	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 12/07/11	4,540
11,555	California Municipal Finance Authority, Boy Scouts America, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/11	11,555
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 12/07/11	10,000
9,590	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 12/07/11 (e)	9,590
21,660	California Statewide Communities Development Authority, Cathedral High School Project, Rev., VRDO, LOC: Union Bank N.A., 0.220%, 12/07/11	21,660
14,900	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.120%, 12/07/11	14,900
8,500	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 12/07/11	8,500
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series D, Rev., VRDO, 0.100%, 12/07/11	6,000
5,620	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 12/07/11	5,620
14,000	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/07/11	14,000
10,000	California Statewide Communities Development Authority, Retirement Housing Foundation, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/07/11	10,000
9,585	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of CA N.A., 0.150%, 12/07/11	9,585
10,990	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.120%, 12/07/11	10,990
3,180	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	3,180
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 12/07/11	5,450
4,000	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.130%, 12/07/11	4,000
6,400	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 12/07/11	6,400
5,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.140%, 12/07/11	5,185
3,500	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.180%, 12/07/11	3,500
4,425	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	4,425
4,100	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 12/07/11	4,100
8,200	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.110%, 12/07/11	8,200
6,775	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.110%, 12/07/11	6,775
6,700	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 12/07/11	6,700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	900
5,900	City of Walnut Creek, Multi-Family Housing, Creekside Drive, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	5,900
	Deutsche Bank Spears/Lifers Trust Various States,
7,265	Series DB-629, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	7,265

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
California — Continued
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	8,425
3,865	Series DB-413, Rev., VRDO, AMBAC, 0.250%, 12/07/11	3,865
8,365	Series DBE-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	8,365
23,725	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	23,725
11,600	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11 (e)	11,600
8,260	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	8,260
8,127	Series DB-648, GO, VRDO, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.300%, 12/07/11	8,127
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	6,700
8,010	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	8,010
8,130	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	8,130
13,350	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	13,350
10,490	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,490
10,555	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,555
7,015	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	7,015
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.160%, 12/07/11	7,425
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/07/11	490
7,200	Irvine Ranch Water District, Nos. 105, 140, 240, 250, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.110%, 12/07/11	7,200
3,965	Long Beach Unified School District, Series 3022, GO, VRDO, LIQ: Morgan Stanley Bank, 0.180%, 12/07/11 (e)	3,965
10,000	Los Angeles Community College District, Series ROCS-RR-II-R-11773X, GO, VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	10,000
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.180%, 12/07/11	1,586
3,400	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/11	3,400
6,040	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	6,040
3,200	Los Angeles County, Multi-Family Housing, 1984 Issue, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 12/07/11	3,200
1,325	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	1,325
	Metropolitan Water District of Southern California,
11,000	Series A-2, Rev., VRDO, 0.110%, 12/07/11	11,000
8,360	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.140%, 12/07/11	8,360
5,900	Orange County, Riverbend Apartments, Series B, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	5,900
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	1,810
2,135	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	2,135

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
California — Continued
14,400	Orange County, WLCO LF Partners, Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 12/07/11	14,400
5,800	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of the West, 0.500%, 12/07/11	5,800
	Puttable Floating Option Tax-Exempt Receipts,
14,760	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/11	14,760
5,000	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11	5,000
7,000	Series PT-4574, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/11	7,000
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	3,340
5,000	Series PT-4671, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 12/07/11 (e)	5,000
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 12/07/11 (e)	11,480
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	4,000
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.400%, 12/07/11 (e)	10,270
13,610	Rancho Santiago Community College District, MERLOTS, Series B24, GO, VRDO, AGM, 0.130%, 12/07/11	13,610
20,000	RBC Municipal Products, Inc. Trust, Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada; LOC: Royal Bank of Canada, 0.180%, 12/01/11 (e)	20,000
5,000	Sacramento County, Series ROCS-RR-II-R-11977, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.150%, 12/07/11 (e) (m)	5,000
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 12/07/11	800
	San Francisco City & County Airports Commission, Second Series,
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/07/11	2,600
10,000	Series 37C, Rev., VRDO, LOC: Union Bank N.A., 0.100%, 12/07/11	10,000
8,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11	8,155
30,865	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.320%, 12/07/11	30,865
3,100	Santa Ana Housing Authority, Multi-Family Housing, Harbor Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	3,100
1,200	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 12/07/11	1,200
14,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 12/07/11	14,000
10,265	Santa Clara Valley Transportation Authority, Rev., VRDO, 0.120%, 12/07/11	10,265
3,000	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Citibank N.A., 0.110%, 12/07/11	3,000
7,000	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, AGM, 0.120%, 12/07/11	7,000
6,900	State of California, Series A, Subseries A2, GO, VRDO, LOC: Barclays Bank plc, 0.150%, 12/07/11	6,900
23,150	State of California, Kindergarten, Series A6, GO, VRDO, LOC: Citibank N.A., 0.110%, 12/07/11	23,150
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.180%, 12/07/11	4,495
42,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11	42,980
4,000	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	4,000
	Wells Fargo Stage Trust,
8,700	Series 55C, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.260%, 12/07/11 (e)	8,700
6,245	Series 68C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	6,245

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
California — Continued
13,035	Series 75Z, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	13,035
6,830	Series 91Z, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	6,830

	Total Weekly Demand Notes (Cost $927,768)	927,768

SHARES
Variable Rate Demand Preferred Shares — 5.7%
20,000	BlackRock MuniYield California Fund, Inc., LIQ:	20,000
	Citibank N.A., 0.260%, 12/07/11 # (e)
10,000	Nuveen CA Investment Quality Fund Inc, LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	10,000
9,000	Nuveen CA Performance Plus Muni Fund Inc, LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	9,000
6,000	Nuveen CA Quality Income Muni Fund Inc, LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	6,000
26,500	Nuveen CA Quality California Premium Income, Muni Fund, Inc, LIQ: Deutsche Bank A.G.,0.290%, 12/07/11 # (e)	26,500

	Total Variable Rate Demand Preferred Shares (Cost $71,500)	71,500

	Total Investments — 98.9% (Cost $1,255,068) *	1,255,068
	Other Assets in Excess of Liabilities — 1.1%	13,615

	NET ASSETS — 100.0%	$1,268,683

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.+
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue Bond
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, swaps, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
+	Filed for bankruptcy on November 8, 2010.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$1,255,068	$—	$1,255,068

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 94.7%
	California — 91.0%
	Certificate of Participation/Lease — 9.8%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	696
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,252
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,647
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,110
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	102
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,706
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,092
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,105
4,205	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	4,218
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,337
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,112
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,786
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,682
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,474
1,400	San Diego County, Justice Facilites, COP, 5.000%, 10/01/25	1,499
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,365
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,565
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	286
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,510
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,644
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,089

		31,277

	Education — 2.6%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,143
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	822
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,850
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,182
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,203
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,110

		8,310

	General Obligation — 32.5%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,536
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	924
1,465	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (f) (i)	1,481
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	812
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	481
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,931
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	710

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	990
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,034
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	820
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,083
	Irvine Ranch Water District,
2,540	COP, GO, 5.000%, 03/01/25	2,853
1,500	COP, GO, 5.000%, 03/01/27	1,652
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,690
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,259
125	Series A, GO, FGIC, 6.000%, 07/01/15	146
1,000	Series I, GO, 5.000%, 07/01/25	1,087
1,650	Series KRY, GO, 5.000%, 07/01/12	1,695
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,133
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,155
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,218
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,663
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,665
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	501
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	957
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	863
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	984
1,015	GO, Zero Coupon, 08/01/25	550
1,500	GO, Zero Coupon, 08/01/26	764
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,144
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,167
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,582
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,113
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	969
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,413
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,730
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,834
2,000	San Francisco City & County, Series R1, GO, 5.000%, 06/15/20	2,418
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,280
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/26	1,541
	San Francisco Unified School District,
1,610	GO, 5.000%, 08/01/24	1,842
1,000	GO, 5.000%, 08/01/25	1,125
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	2,967
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,664
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/19	603
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,895
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,404
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,769
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,495
	State of California,
1,000	GO, 5.000%, 05/01/16	1,102
1,500	GO, 5.000%, 03/01/17	1,673

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
2,000	GO, 5.000%, 08/01/19	2,216
1,000	GO, 5.000%, 09/01/19	1,099
1,000	GO, 5.000%, 09/01/21	1,151
3,500	GO, 5.000%, 11/01/21	3,930
3,000	GO, 5.000%, 08/01/22	3,293
1,575	GO, 5.250%, 09/01/27	1,715
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,613
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,852
	State of California, Various Purpose,
2,275	GO, 4.000%, 10/01/15	2,472
2,000	GO, 5.000%, 04/01/24	2,146
2,310	GO, 5.250%, 10/01/22	2,609
1,000	GO, 5.500%, 04/01/23	1,127
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,708
2,645	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 02/01/16	2,754
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,208

		103,382

	Hospital — 2.8%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,052
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,749
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,171
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,002
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,613
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,682
500	Series E, Rev., 5.000%, 05/15/15	560

		8,829

	Housing — 0.6%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	982
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,030

		2,012

	Other Revenue — 11.8%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	841
	California State Department of Water Resources, Power Supply,
2,000	Series L, Rev., 5.000%, 05/01/14	2,202
1,000	Series N, Rev., 4.000%, 05/01/18	1,127
1,000	Series N, Rev., 5.000%, 05/01/18	1,188
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,113
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	586
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,125
1,500	Series B, Rev., 5.000%, 05/15/26	1,660
1,000	City of Los Angeles, Waste Water System, Sub Series A, Rev., 4.000%, 06/01/15	1,098
1,000	Contra Costa Water District, Series B, Rev., 5.000%, 10/01/15	1,147
500	Eastern Municipal Water District, Series A, Rev., 4.000%, 07/01/17	568
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	1,000
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,039
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	616
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,184
1,000	Series A, Rev., 5.000%, 05/15/27	1,085
750	Los Angeles Department of Water & Power, Power Systems, Series A, Rev., 5.000%, 07/01/15	856
	Los Angeles Harbor Department,
1,000	Series A, Rev., 5.000%, 08/01/21	1,152
1,000	Series B, Rev., 5.000%, 08/01/25	1,137
1,000	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/16	1,173
1,000	Port of Oakland, Series O, Rev., 5.000%, 05/01/17	1,107
1,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/25	1,137
1,000	San Diego County Water Authority, Sub Lien, Series S-1, Rev., 5.000%, 07/01/16	1,164

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,664
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,399
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,212
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,626
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,114
1,350	Series U, Rev., 5.000%, 05/15/14	1,492
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	714

		37,526

	Prerefunded — 3.2%
	California State Department of Water Resources, Water Systems,
540	Series J-3, Rev., 7.000%, 12/01/12 (p)	575
25	Series J-3, Rev., 7.000%, 12/01/12 (p)	27
790	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,044
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,124
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,147
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,176
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,956
715	Rev., Zero Coupon, 01/01/19 (p)	624
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,654

		10,327

	Special Tax — 4.2%
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	522
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,000
1,395	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax, Series A, AMBAC, 5.625%, 09/01/13 (f) (i)	1,405
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,344
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,145
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,414
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	375
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/22 (f) (i)	1,629
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,393

		13,227

	Transportation — 6.4%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/18	2,266
1,500	Series F, Rev., 5.000%, 04/01/25	1,653
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	503
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,117
1,250	Series E, Rev., 4.500%, 05/15/16	1,398
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,708
1,500	Series C, Rev., 5.000%, 08/01/14	1,663
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,114
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,620
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,618
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,731
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,088

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,181
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,697

		20,357

	Utility — 7.1%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,366
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,730
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,531
1,000	Series H, Rev., 5.000%, 05/01/22	1,129
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,280
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,281
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,522
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,694
1,500	Series B, Rev., 5.250%, 07/01/23	1,731
2,000	Series B, Rev., AGM, 5.125%, 07/01/13 (p)	2,150
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,141

		22,555

	Water & Sewer — 10.0%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,835
2,500	Series AF, Rev., 5.000%, 12/01/25	2,807
1,500	Series AG, Rev., 5.000%, 12/01/24	1,727
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,529
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,135
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,142
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	810
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,484
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,676
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,713
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,140
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,203
1,000	Series E, Rev., 3.750%, 07/01/14	1,080
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,706
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,143
1,500	Series A, Rev., 5.000%, 05/15/25	1,649
2,000	Series B, Rev., 5.000%, 08/01/25	2,205
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,355
2,000	Series B, Rev., 5.000%, 11/01/20	2,381

		31,720

	Total California	289,522

	Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,130

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,193

	Massachusetts — 0.6%
	General Obligation — 0.6%
1,500	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/17	1,840

	New York — 0.6%
	Other Revenue — 0.6%
1,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/19	1,804

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Ohio — 0.3%
	Housing — 0.3%
815	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	837

	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,147

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
	Puerto Rico Highway & Transportation Authority,
455	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	568
300	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	340
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
20	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	22
120	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	131

	Total Puerto Rico	1,061

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	585

	Texas — 0.3%
	Transportation — 0.3%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,151

	Total Municipal Bonds (Cost $286,215)	301,270

SHARES
Short-Term Investment — 4.4%
	Investment Company — 4.4%
13,856	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $13,856)	13,856

	Total Investments — 99.1% (Cost $300,071)	315,126
	Other Assets in Excess of Liabilities — 0.9%	3,006

	NET ASSETS — 100.0%	$318,132

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $4,514 which amounts to 1.4% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,487
Aggregate gross unrealized depreciation	(432)

Net unrealized appreciation/depreciation	$15,055

Federal income tax cost of investments	$300,071

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$31,277	$—	$31,277
Education	—	8,310	—	8,310
General Obligation	—	101,901	1,481	103,382
Hospital	—	8,829	—	8,829
Housing	—	2,012	—	2,012
Other Revenue	—	37,526	—	37,526
Prerefunded	—	10,327	—	10,327
Special Tax	—	10,194	3,033	13,227
Transportation	—	20,357	—	20,357
Utility	—	22,555	—	22,555
Water & Sewer	—	31,720	—	31,720

Total California	—	285,008	4,514	289,522

Illinois
Transportation	—	2,130	—	2,130
Kentucky
Certificate of Participation/Lease	—	1,193	—	1,193
Massachusetts
General Obligation	—	1,840	—	1,840
New York
Other Revenue	—	1,804	—	1,804
Ohio
Housing	—	837	—	837
Pennsylvania
Hospital	—	1,147	—	1,147
Puerto Rico
Other Revenue	—	1,061	—	1,061
South Carolina
General Obligation	—	585	—	585
Texas
Transportation	—	1,151	—	1,151

Total	—	296,756	4,514	301,270

Short-Term Investment
Investment Company	13,856	—	—	13,856

Total Investments in Securities	$13,856	$296,756	$4,514	$315,126

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
California - General Obligation	$1,926	$(1)	$(1)	$(1)	$—	$(442)	$—	$—	$1,481
California - Special Tax	3,391	—	141	1	—	(500)	—	—	3,033

	$5,317	$(1)	$140	$—	$—	$(942)	$—	$—	$4,514

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $140.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 0.7%
	Non-Agency CMO — 0.7%
226	Residential Accredit Loans, Inc., Series 2004-QS16, Class 2A1, 5.000%, 12/25/19	226
191	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.500%, 03/25/19	198

	Total Collateralized Mortgage Obligations (Cost $415)	424

Corporate Bonds — 67.7%
Consumer Discretionary — 9.6%
	Auto Components — 0.1%
50	Lear Corp., 8.125%, 03/15/20	54

	Automobiles — 1.0%
350	Ford Motor Co., 7.450%, 07/16/31	410
203	Navistar International Corp., 8.250%, 11/01/21	212

		622

	Broadcasting & Cable TV — 1.1%
125	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	144
	CCO Holdings LLC/CCO
	Holdings Capital Corp.,
65	6.500%, 04/30/21	63
50	7.000%, 01/15/19	50
35	7.375%, 06/01/20	35
	DISH DBS Corp.,
115	6.750%, 06/01/21	112
100	7.875%, 09/01/19	106
71	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	74
100	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	104

		688

	Distributors — 0.1%
90	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	87

	Diversified Consumer Services — 0.4%
200	Service Corp. International, 8.000%, 11/15/21	219
20	Stewart Enterprises, Inc., 6.500%, 04/15/19	20

		239

	Gaming — 0.8%
25	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16 (e)	25
52	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	56
105	MGM Resorts International, 9.000%, 03/15/20	114
55	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	58
50	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	53
40	Seminole Hard Rock Entertainment, Inc., VAR, 2.847%, 03/15/14 (e)	37
25	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	26
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
100	7.750%, 08/15/20	108
5	7.875%, 05/01/20	5
20	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	20

		502

	Hotels, Restaurants & Leisure — 0.4%
50	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 06/15/16	54
125	Speedway Motorsports, Inc., 6.750%, 02/01/19	124
60	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	60

		238

	Household Durables — 0.8%
	D.R. Horton, Inc.,
100	5.625%, 01/15/16	101
135	6.500%, 04/15/16	138
75	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	59
100	Lennar Corp., 12.250%, 06/01/17	119
60	Standard Pacific Corp., 8.375%, 01/15/21	55

		472

	Media — 2.6%
150	Belo Corp., 8.000%, 11/15/16	162
70	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	71
40	Cinemark USA, Inc., 8.625%, 06/15/19	43
65	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	69
	CSC Holdings LLC,
150	7.875%, 02/15/18	163
50	8.625%, 02/15/19	56
	EH Holding Corp.,
25	6.500%, 06/15/19 (e)	24
8	7.625%, 06/15/21 (e)	8
125	Gannett Co., Inc., 9.375%, 11/15/17	133
25	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	28

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
125	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (e)	119
50	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	52
150	News America Holdings, Inc., 8.450%, 08/01/34	175
110	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	116
60	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	64
200	Valassis Communications, Inc., 6.625%, 02/01/21	183
100	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	107
50	WMG Acquisition Corp., 9.500%, 06/15/16	53

		1,626

	Multiline Retail — 0.6%
250	QVC, Inc., 7.500%, 10/01/19 (e)	265
150	Sears Holdings Corp., 6.625%, 10/15/18	119

		384

	Specialty Retail — 1.7%
125	ACE Hardware Corp., 9.125%, 06/01/16 (e)	132
	Limited Brands, Inc.,
250	5.250%, 11/01/14	260
125	8.500%, 06/15/19	145
275	RadioShack Corp., 6.750%, 05/15/19	237
125	Rent-A-Center, Inc., 6.625%, 11/15/20	125
175	Toys R Us, Inc., 7.375%, 09/01/16 (e)	173

		1,072

	Total Consumer Discretionary	5,984

Consumer Staples — 2.4%
	Beverages — 1.0%
250	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	261
145	Constellation Brands, Inc., 7.250%, 05/15/17	159
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	164

		584

	Food & Staples Retailing — 0.4%
124	Ingles Markets, Inc., 8.875%, 05/15/17	132
125	Rite Aid Corp., 8.000%, 08/15/20	135

		267

	Food Products — 1.0%
200	Cargill, Inc., 7.375%, 10/01/25 (e)	274
	JBS USA LLC/JBS USA Finance, Inc.,
95	7.250%, 06/01/21 (e)	85
5	11.625%, 05/01/14	6
250	Kraft Foods, Inc., 4.125%, 02/09/16	268

		633

	Total Consumer Staples	1,484

Energy — 5.0%
	Energy Equipment & Services — 0.5%
45	Oil States International, Inc., 6.500%, 06/01/19	45
100	Sevan Marine ASA, (Norway), VAR, 0.000%, 05/14/13 (d)	66
210	Unit Corp., 6.625%, 05/15/21	208

		319

	Oil, Gas & Consumable Fuels — 4.5%
	Alpha Natural Resources, Inc.,
10	6.000%, 06/01/19	10
45	6.250%, 06/01/21	43
	Arch Coal, Inc.,
30	7.000%, 06/15/19 (e)	29
100	7.250%, 10/01/20	98
30	7.250%, 06/15/21 (e)	29
	Bill Barrett Corp.,
20	7.625%, 10/01/19	21
125	9.875%, 07/15/16	137
200	Chesapeake Energy Corp., 6.875%, 08/15/18	209
30	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	30
100	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	106
	Concho Resources, Inc.,
130	6.500%, 01/15/22	133
100	7.000%, 01/15/21	104
100	Consol Energy, Inc., 8.250%, 04/01/20	107
200	El Paso Corp., 7.250%, 06/01/18	217
125	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	107
100	Hilcorp Energy I LP/Hilcorp Finance Co., 8.000%, 02/15/20 (e)	105
	Newfield Exploration Co.,
40	5.750%, 01/30/22	42
130	6.875%, 02/01/20	137
	Peabody Energy Corp.,
50	6.000%, 11/15/18 (e)	50
45	6.250%, 11/15/21 (e)	45
35	Petrohawk Energy Corp., 6.250%, 06/01/19	38
100	Pioneer Natural Resources Co., 7.500%, 01/15/20	116
140	Plains Exploration & Production Co., 6.625%, 05/01/21	141

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
225	QEP Resources, Inc., 6.875%, 03/01/21	238
120	Range Resources Corp., 5.750%, 06/01/21	128
	SM Energy Co.,
30	6.500%, 11/15/21 (e)	30
125	6.625%, 02/15/19 (e)	126
125	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	129
	WPX Energy, Inc.,
30	5.250%, 01/15/17 (e)	29
30	6.000%, 01/15/22 (e)	30

		2,764

	Total Energy	3,083

Financials — 21.6%
	Capital Markets — 6.2%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	208
	Blackstone Holdings Finance Co. LLC,
200	5.875%, 03/15/21 (e)	192
505	6.625%, 08/15/19 (e)	528
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	532
	Goldman Sachs Group, Inc. (The),
500	6.000%, 05/01/14	513
500	6.000%, 06/15/20	488
500	Jefferies Group, Inc., 8.500%, 07/15/19	465
450	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	473
500	Morgan Stanley, 4.100%, 01/26/15	462

		3,861

	Commercial Banks — 1.6%
175	Barclays Bank plc, (United Kingdom), VAR, 7.434%, 12/15/17 (e) (x)	140
650	PNC Bank N.A., 6.875%, 04/01/18	738
140	Wachovia Capital Trust III, VAR, 5.570%, 01/03/12 (x)	119

		997

	Consumer Finance — 2.4%
	Ally Financial, Inc.,
150	7.500%, 09/15/20	145
70	8.000%, 11/01/31	66
150	American Express Co., 7.250%, 05/20/14	167
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	208
400	Capital One Bank USA N.A., 8.800%, 07/15/19	466
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	204
250	SLM Corp., 6.250%, 01/25/16	238

		1,494

	Diversified Financial Services — 4.8%
	Bank of America Corp.,
500	5.875%, 01/05/21	443
280	VAR, 8.000%, 01/30/18 (x)	239
	Capmark Financial Group, Inc.,
16	VAR, 7.000%, 09/30/14	16
21	VAR, 9.000%, 09/30/15	20
60	Cardtronics, Inc., 8.250%, 09/01/18	65
	CIT Group, Inc.,
125	6.625%, 04/01/18 (e)	126
50	7.000%, 05/01/17	50
50	7.000%, 05/02/17 (e)	49
500	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	526
75	CNH Capital LLC, 6.250%, 11/01/16 (e)	75
25	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	25
	Deluxe Corp.,
50	7.000%, 03/15/19 (e)	50
125	7.375%, 06/01/15	126
	DPL, Inc.,
15	6.500%, 10/15/16 (e)	15
15	7.250%, 10/15/21 (e)	16
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	77
200	General Electric Capital Corp., 6.875%, 01/10/39	222
500	Hutchison Whampoa International 10 Ltd., (Cayman Islands), VAR, 6.000%, 10/28/15 (e) (x)	495
	International Lease Finance Corp.,
30	6.250%, 05/15/19	27
185	8.250%, 12/15/20	184
25	8.875%, 09/01/17	25
100	Lender Processing Services, Inc., 8.125%, 07/01/16	97

		2,968

	Insurance — 4.1%
500	Aflac, Inc., 3.450%, 08/15/15	514
113	American International Group, Inc., VAR, 8.175%, 05/15/58	100
100	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	85
55	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	58
175	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	171
100	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	120

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
	Metropolitan Life Global Funding I,
500	2.000%, 01/10/14 (e)	501
200	5.125%, 06/10/14 (e)	215
750	Nationwide Mutual Insurance Co., 8.250%, 12/01/31 (e)	792
16	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	12

		2,568

	Real Estate Investment Trusts (REITs) — 2.4%
125	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	126
45	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	41
225	DuPont Fabros Technology LP, 8.500%, 12/15/17	237
125	ERP Operating LP, 5.375%, 08/01/16	135
60	HCP, Inc., 3.750%, 02/01/16	60
	Host Hotels & Resorts LP,
250	6.000%, 11/01/20	252
50	6.000%, 10/01/21 (e)	50
500	Simon Property Group LP, 6.125%, 05/30/18	567

		1,468

	Real Estate Management & Development — 0.0% (g)
25	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	24

	Thrifts & Mortgage Finance — 0.1%
44	Countrywide Capital III, 8.050%, 06/15/27	41

	Total Financials	13,421

Health Care — 4.5%
	Biotechnology — 0.9%
500	Amgen, Inc., 6.150%, 06/01/18	570

	Health Care Providers & Services — 1.6%
	Fresenius Medical Care U.S. Finance, Inc.,
125	6.500%, 09/15/18 (e)	130
125	6.875%, 07/15/17	132
	HCA, Inc.,
50	6.500%, 02/15/20	50
175	7.875%, 02/15/20	184
100	Health Management Associates, Inc., 6.125%, 04/15/16	102
265	Omnicare, Inc., 7.750%, 06/01/20	279
	Tenet Healthcare Corp.,
30	6.250%, 11/01/18 (e)	30
100	10.000%, 05/01/18	112

		1,019

	Pharmaceuticals — 2.0%
	Endo Pharmaceuticals Holdings, Inc.,
15	7.000%, 07/15/19 (e)	15
20	7.250%, 01/15/22 (e)	21
500	Hospira, Inc., 5.600%, 09/15/40	497
80	Mylan, Inc., 7.625%, 07/15/17 (e)	85
500	Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	563
30	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)	28

		1,209

	Total Health Care	2,798

Industrials — 6.4%
	Aerospace & Defense — 1.3%
400	Boeing Co. (The), 7.950%, 08/15/24	565
	Esterline Technologies Corp.,
75	6.625%, 03/01/17	76
50	7.000%, 08/01/20	52
	Huntington Ingalls Industries, Inc.,
69	6.875%, 03/15/18 (e)	68
50	7.125%, 03/15/21 (e)	49
25	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	25

		835

	Airlines — 1.0%
75	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	72
200	American Airlines, Inc., 7.500%, 03/15/16 (e)	152
215	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	210
183	Northwest Airlines, Inc., 7.027%, 11/01/19	183

		617

	Building Products — 0.6%
	Building Materials Corp. of America,
100	6.750%, 05/01/21 (e)	99
125	6.875%, 08/15/18 (e)	126
125	Masco Corp., 7.125%, 03/15/20	124

		349

	Commercial Services & Supplies — 0.6%
125	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	131
75	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	75
	R.R. Donnelley & Sons Co.,
20	7.250%, 05/15/18	19
75	7.625%, 06/15/20	70
50	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	51

		346

	Construction & Engineering — 0.4%
50	Dycom Investments, Inc., 7.125%, 01/15/21	50
150	Tutor Perini Corp., 7.625%, 11/01/18	139

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction & Engineering — Continued
75	United Rentals North America, Inc., 9.250%, 12/15/19	81

		270

	Industrial Conglomerates — 1.1%
75	Actuant Corp., 6.875%, 06/15/17	76
110	Griffon Corp., 7.125%, 04/01/18	106
20	J.M. Huber Corp., 9.875%, 11/01/19 (e)	20
400	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	491

		693

	Machinery — 0.5%
175	AGCO Corp., 5.875%, 12/01/21 (e)	174
35	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	34
75	SPX Corp., 6.875%, 09/01/17	79

		287

	Marine — 0.2%
150	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	52
10	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	8
68	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	66
25	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	22

		148

	Professional Services — 0.2%
100	FTI Consulting, Inc., 6.750%, 10/01/20	101

	Road & Rail — 0.5%
100	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	96
105	Kansas City Southern de Mexico S.A. de C.V., (Mexico), 6.125%, 06/15/21	108
125	RailAmerica, Inc., 9.250%, 07/01/17	136

		340

	Total Industrials	3,986

Information Technology — 3.6%
	Communications Equipment — 0.1%
50	Brightstar Corp., 9.500%, 12/01/16 (e)	50

	Electronic Equipment, Instruments & Components — 0.4%
250	Arrow Electronics, Inc., 3.375%, 11/01/15	249

	Internet Software & Services — 0.9%
500	eBay, Inc., 3.250%, 10/15/20	492
40	Equinix, Inc., 7.000%, 07/15/21	41

		533

	IT Services — 0.1%
20	Audatex North America, Inc., 6.750%, 06/15/18 (e)	20
35	iGate Corp., 9.000%, 05/01/16 (e)	35

		55

	Semiconductors & Semiconductor Equipment — 1.3%
75	Advanced Micro Devices, Inc., 7.750%, 08/01/20	76
150	Amkor Technology, Inc., 7.375%, 05/01/18	149
500	National Semiconductor Corp., 6.600%, 06/15/17	608

		833

	Software — 0.8%
235	Intuit, Inc., 5.750%, 03/15/17	263
200	Oracle Corp., 5.750%, 04/15/18	238

		501

	Total Information Technology	2,221

Materials — 4.6%
	Chemicals — 1.0%
200	Celanese US Holdings LLC, 6.625%, 10/15/18	209
	CF Industries, Inc.,
100	6.875%, 05/01/18	115
100	7.125%, 05/01/20	117
86	PolyOne Corp., 7.375%, 09/15/20	88
100	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	104

		633

	Construction Materials — 0.2%
100	CRH America, Inc., 6.000%, 09/30/16	106

	Containers & Packaging — 1.2%
200	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	203
100	Ball Corp., 7.375%, 09/01/19	109
65	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	67
400	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19 (e)	391

		770

	Metals & Mining — 0.7%
50	AK Steel Corp., 7.625%, 05/15/20	46
75	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	73
125	Steel Dynamics, Inc., 7.625%, 03/15/20	128

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Metals & Mining — Continued
60	United States Steel Corp., 7.375%, 04/01/20	57
125	Vulcan Materials Co., 7.500%, 06/15/21	123

		427

	Paper & Forest Products — 1.5%
100	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	98
225	Georgia-Pacific LLC, 7.750%, 11/15/29	283
150	NewPage Corp., 11.375%, 12/31/14 (d)	105
61	P.H. Glatfelter Co., 7.125%, 05/01/16	63
215	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	219
175	Weyerhaeuser Co., 7.375%, 03/15/32	176

		944

	Total Materials	2,880

Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 3.2%
600	BellSouth Corp., 6.875%, 10/15/31	712
300	Centel Capital Corp., 9.000%, 10/15/19	341
75	Frontier Communications Corp., 8.125%, 10/01/18	72
600	Telefonica Emisiones S.A.U., (Spain), 6.421%, 06/20/16	608
	Windstream Corp.,
25	7.500%, 06/01/22 (e)	24
62	7.750%, 10/01/21	61
200	7.875%, 11/01/17	209

		2,027

	Wireless Telecommunication Services — 1.7%
75	Nextel Communications, Inc., 7.375%, 08/01/15	66
100	NII Capital Corp., 7.625%, 04/01/21	102
69	Sprint Capital Corp., 6.900%, 05/01/19	53
	Sprint Nextel Corp.,
71	9.000%, 11/15/18 (e)	72
13	11.500%, 11/15/21 (e)	12
200	VimpelCom Holdings B.V., (Netherlands), 7.504%, 03/01/22 (e)	174
500	Vodafone Group plc, (United Kingdom), 5.375%, 01/30/15	554

		1,033

	Total Telecommunication Services	3,060

Utilities — 5.1%
	Electric Utilities — 2.3%
200	Connecticut Light & Power Co. (The), 6.350%, 06/01/36	255
210	Detroit Edison Co. (The), 6.625%, 06/01/36	286
500	Northern States Power Co., 6.500%, 03/01/28	663
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	213

		1,417

	Gas Utilities — 1.0%
	Atmos Energy Corp.,
250	4.950%, 10/15/14	274
200	8.500%, 03/15/19	262
30	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	31
40	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	41

		608

	Independent Power Producers & Energy Traders — 1.4%
250	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	266
	Calpine Corp.,
78	7.875%, 07/31/20 (e)	81
97	7.875%, 01/15/23 (e)	100
198	Midwest Generation LLC, 8.560%, 01/02/16	198
250	NRG Energy, Inc., 7.875%, 05/15/21 (e)	237

		882

	Water Utilities — 0.4%
250	American Water Capital Corp., 6.085%, 10/15/17	290

	Total Utilities	3,197

	Total Corporate Bonds (Cost $43,001)	42,114

Foreign Government Security — 0.5%
250	Province of Quebec, (Canada), 6.350%, 01/30/26
	(Cost $304)	332

Municipal Bonds — 5.8% (t)
District of Columbia — 1.7%
1,000	District of Columbia Water & Sewer Authority, Series A, Rev., 5.500%, 10/01/39	1,085

New York — 0.2%
100	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	108

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
Oklahoma — 0.2%
100	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	113

Oregon — 1.8%
1,000	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	1,124

Pennsylvania — 1.9%
1,000	Pennsylvania Turnpike Commission, Subordinated Special Motor License Fund, Rev., 6.000%, 12/01/36	1,147

	Total Municipal Bonds (Cost $3,386)	3,577

SHARES
Common Stock — 0.1%
Financials — 0.1%
	Diversified Financial Services — 0.1%
4	Capmark Financial Group, Inc. (Cost $53) (a)	61

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 1.0%
Consumer Discretionary — 0.2%
	Automobiles — 0.1%
85	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	78

	Hotels, Restaurants & Leisure — 0.1%
35	Burger King Corp., Tranche B Term Loan, VAR, 10/19/16 ^	35

	Total Consumer Discretionary	113

Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
150	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	148

Financials — 0.0%(g)
	Diversified Financial Services — 0.0%(g)
	Capmark Financial Group, Inc.,
300	0.000%, 05/10/10 (d)	4

Health Care — 0.4%
	Health Care Providers & Services — 0.1%
44	HMA, Term Loan B, VAR, 11/22/18 ^	44

	Health Care Technology — 0.1%
	Emdeon Inc., Term Loan B,
28	VAR, 6.750%, 11/01/18	28
12	VAR, 6.750%, 11/01/18	12
2	VAR, 6.750%, 11/01/18	2
7	VAR, 6.750%, 11/01/18	7
1	VAR, 6.750%, 11/01/18	1

		50

	Pharmaceuticals — 0.2%
	Axcan Intermediate Holdings, Inc., Term Loan,
135	VAR, 5.500%, 02/10/17	128
15	VAR, 5.500%, 02/10/17	14

		142

	Total Health Care	236

Industrials — 0.1%
	Aerospace & Defense — 0.1%
50	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	49

	Trading Companies & Distributors — 0.0% (g)
35	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	29

	Total Industrials	78

Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
50	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	49

	Total Loan Participations & Assignments (Cost $644)	628

SHARES
Short-Term Investments — 27.0%
Investment Companies — 27.0%
16,118	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) +
		16,118

700	JPMorgan U.S. Government Money Market Fund, Capital Class Shares, 0.010% (b) (l)
		700

	Total Short-Term Investments (Cost $16,818)	16,818

	Total Investments —102.8% (Cost $64,621)	63,954
	Liabilities in Excess of Other Assets — (2.8)%	(1,769)

	NET ASSETS — 100.0%	$62,185

Percentages indicated are based on net assets.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.
^	All or a portion of the security is unsettled as of November 30, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
+	Approximately $1,670,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$903
Aggregate gross unrealized depreciation	(1,570)

Net unrealized appreciation/depreciation	$(667)

Federal income tax cost of investments	$64,621

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,879	$47,075	$—	$63,954

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$121	$—	$121

Depreciation in Other Financial Instruments
Credit Default Swaps	$—	$(1,519)	$—	$(1,519)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of money market mutual funds that are held for daily investment of cash and a common stock. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
K. Hovnanian Enterprises, Inc., 8.625% 01/17/15	5.000% quarterly	06/20/13	25.770%		$50	$13	$(3)
K. Hovnanian Enterprises, Inc., 8.625% 01/17/15	5.000% quarterly	06/20/13	25.767		100	25	(7)
BNP Paribas:
Gannett Co., Inc., 6.375% 04/12/01	5.000% quarterly	06/20/16	3.918		50	(3)	5
Citibank, N.A.:
Federative Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	09/20/16	1.604		100	3	(1)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.583		100	2	— (h)
Deutsche Bank AG, New York:
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	25.767		50	13	(5)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.583		100	2	— (h)
HSBC Bank, N.A.:
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.583		100	2	— (h)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125% 06/18/15	5.000% quarterly	09/20/13	11.396		25	2	(1)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/16	1.583		100	2	(1)
Union Bank of Switzerland AG:
Federative Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	09/20/16	1.604		100	3	(1)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	09/20/16	3.688		100	11	(3)
United States of America, 0.000% 08/15/16	0.250% quarterly	09/20/16	0.503	EUR	150	2	(3)

						$77	$(20)

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.16-V.1	5.000% quarterly	06/20/16	6.601%		$300	$14	$(18)
CDX.NA.HY.16-V.1	5.000% quarterly	06/20/16	6.601		600	29	(28)
Morgan Stanley Capital Services:
CDX.NA.HY.16-V.1	5.000% quarterly	06/20/16	6.601		300	14	(15)
CDX.NA.HY.16-V.1	5.000% quarterly	06/20/16	6.601		300	14	(17)
CDX.NA.HY.16-V.1	5.000% quarterly	06/20/16	6.601		300	14	(16)

						$85	$(94)

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Assured Guaranty Corp., 1.000% 12/31/99	5.000% quarterly	06/20/13	12.630%		$500	$(47)	$2
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/11	65.094		25	(1)	1
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	4.277		400	10	2
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	14.390		190	(36)	1
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	14.390		430	(81)	3

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	12.245	50	(5)	—	(h)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	12.245	50	(5)	—	(h)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	12.245	80	(7)	—	(h)
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	3
Barclays Bank plc:
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	06/20/12	7.752	570	EUR (4)	22
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	3
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	6
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	5
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	48.685	50	(25)	5
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	03/20/14	27.713	850	(310)	87
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	13
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.180	100	(40)	15
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	23.816	100	(9)	6
BNP Paribas:
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.885	50	(6)	1
Rite Aid Corp., 7.700% 02/27/15	5.000% quarterly	03/20/14	8.072	600	(32)	30
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	25	(3)	2
Citibank, N.A.:
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	50.170	200	(97)	6
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/11	65.094	25	(1)	1
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	4
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	16.023	50	(6)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	16.023	50	(6)	1
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	16.023	50	(6)	1
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	3.485	50	1	—	(h)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	3.900	25	1	1
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	3.900	50	2	2
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	12.245	250	(23)	(1)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	14.615	150	(28)	7
Credit Suisse International:
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/13	51.582	50	(23)	8
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	23.816	25	(2)	1
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	25	(3)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	4
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250% 06/01/16	5.000% quarterly	09/20/16	6.498	50	(2)	(1)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.854	50	1	(2)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.885	90	(11)	—	(h)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	10.885	560	(66)	8
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/13	10.726	50	(4)	2
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	5
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	5

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	48.685	50	(25)	3
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	47.447	50	(26)	7
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	47.447	50	(26)	9
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	47.447	55	(28)	8
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	47.447	120	(62)	16
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	26.554	50	(15)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	26.554	50	(15)	10
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/13	26.554	50	(14)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/14	28.18	50	(20)	9
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/13	3.726	100	3	— (h)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	3.900	50	2	3
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	06/20/14	4.478	100	2	3
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	14.615	50	(9)	2
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	09/20/14	14.972	100	(21)	5
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	7.701	250	(10)	14
Supervalu, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	8.307	650	(67)	26
Supervalu, Inc., 8.000% 05/01/16	5.000% quarterly	06/20/16	8.435	50	(5)	5
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	23.801	300	—	7
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	23.816	50	(4)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	23.816	100	(9)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	25	(3)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	4
Morgan Stanley Capital Services:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	09/20/16	4.854	50	1	(1)
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	03/20/13	16.023	560	(67)	10
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	16.313	850	(215)	32
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/11	65.094	25	(1)	1
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/11	65.094	25	(1)	1
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/11	65.094	25	(1)	1
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/11	65.094	25	(1)	2
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	3
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	3
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	3
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	25	(8)	4
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	5
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	09/20/12	23.509	25	(3)	1
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	14.390	200	(38)	9
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	23.811	100	(5)	2
Royal Bank of Scotland:
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	16.023	150	(18)	2
Union Bank of Switzerland AG:
Assured Guaranty Corp., 1.000% 12/31/99	5.000% quarterly	03/20/12	9.831	200	(1)	(1)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	6
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	47.447	30	(15)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
Lennar Corp., 6.500% 04/15/16	5.000% quarterly	06/20/13	2.166	105	6	(8)

					$(2,054)	$608

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Certificates of Deposit — 33.0%
300,000	Australia & New Zealand Banking Group Ltd., (Australia), 0.258%, 01/17/12	300,002
250,000	Bank of Nova Scotia, 0.450%, 06/22/12	249,915
200,000	Deutsche Bank AG, (Germany), 0.706%, 01/19/12	200,023
400,000	Mitsubishi UFJ Trust & Banking Corp., 0.650%, 05/08/12	400,124
300,000	Mizuho Corporate Bank Ltd., 0.500%, 02/27/12	300,000
	Norinchukin Bank Ltd., (Japan),
300,000	0.525%, 02/23/12	299,976
150,000	0.550%, 04/05/12	149,969
400,000	Rabobank Nederland N.V., 0.370%, 01/05/12	400,028
300,000	Sumitomo Trust & Banking Co. Ltd, 0.460%, 02/14/12	299,994
	Svenska Handelsbanken, Inc.,
351,000	0.380%, 01/24/12	351,016
50,000	0.455%, 02/24/12	49,994
300,000	Toronto-Dominion Bank (The), (Canada), 0.260%, 01/09/12	300,030

	Total Certificates of Deposit (Cost $3,301,033)	3,301,071

	Commercial Paper — 61.3% (n)
250,000	ASB Finance Ltd., 0.336%, 01/20/12 (e) (m)	249,885
250,000	Atlantis One Funding Corp., 0.081%, 12/01/11 (e)	249,999
475,000	Barclays U.S. Funding Corp., 0.120%, 12/01/11	474,998
250,000	Commonwealth Bank of Australia Ltd., (Australia), 0.371%, 02/06/12 (e)	249,817
300,000	DnB Bank ASA, (Norway), 0.376%, 01/23/12 (e)	299,841
262,000	General Electric Capital Corp., 0.250%, 12/12/11	261,989
250,000	Grampian Funding LLC, 0.269%, 12/09/11 (e)	249,983
250,000	ING U.S. Funding LLC, 0.421%, 01/06/12	249,914
300,000	Macquarie Bank Ltd., (Australia), 0.351%, 12/21/11 (e)	299,939
350,000	Manhattan Asset Funding Co. LLC, 0.330%, 01/11/12 (e)	349,870
300,000	Nordea North America, Inc., 0.321%, 01/20/12	299,862
250,000	NRW.BANK, (Germany), 0.450%, 01/10/12 (e)	249,872
300,000	Oversea-Chinese Banking Corp. Ltd., 0.550%, 02/27/12	299,631
275,000	PB Finance Delaware, Inc., 0.721%, 01/17/12 (e)	274,736
325,000	RBS Holdings USA, Inc., 0.110%, 12/01/11 (e)	324,999
300,000	Suncorp Group Ltd., (Australia), 0.319%, 12/20/11 (e)	299,947
300,000	Tasman Funding, Inc., 0.300%, 12/01/11 (e)	299,998
450,000	Toyota Motor Credit Corp., 0.501%, 03/19/12	449,604
300,000	UOB Funding LLC, 0.360%, 01/17/12	299,865
400,000	Westpac Banking Corp., (Australia), 0.361%, 02/06/12 (e)	399,816

	Total Commercial Paper (Cost $6,134,155)	6,134,565

	Corporate Bonds — 2.3%
125,000	Citigroup, Inc., 6.000%, 02/21/12	126,042
100,000	Goldman Sachs Group, Inc. (The), 6.600%, 01/15/12	100,610

	Total Corporate Bonds (Cost $226,876)	226,652

	U.S. Government Agency Securities — 3.0%
	Federal Home Loan Bank
250,000	DN, 0.200%, 01/25/12 (n)	249,992
50,000	0.230%, 08/13/12	49,995

	Total U.S. Government Agency Securities (Cost $299,922)	299,987

SHARES
	Investment Company — 0.0% (g)
248	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $248)	248

	Total Investments — 99.6% (Cost $9,962,234)	9,962,523
	Other Assets in Excess of Liabilities — 0.4%	44,927

	NET ASSETS — 100.0%	$10,007,450

Percentages indicated are based on net assets.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$724
Aggregate gross unrealized depreciation	(435)

Net unrealized appreciation/depreciation	$289

Federal income tax cost of investments	$9,962,234

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$248	$9,962,275	$—	$9,962,523

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Portfolio holdings designated as Level 1 and 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for the industry specifics of the portfolio holdings.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE ($)
Repurchase Agreements — 60.0%
2,000	Barclays Capital, Inc., 0.110%, dated 11/30/11, due 12/07/11, repurchase price $2,000, collateralized by Federal National Mortgage Association, 1.125%, dated 07/25/14, with a value of $2,041.	2,000
2,000	Merrill Lynch & Co., Inc., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $2,000, collateralized by Federal National Mortgage Association, 4.000%, dated 09/01/40, with a value of $2,040.	2,000
2,000	Royal Bank of Scotland, 0.150%, dated 11/30/11, due 12/01/11, repurchase price $2,000, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 4.000%, dated 11/01/21 - 11/01/41, with a value of $2,044.	2,000

	Total Repurchase Agreements (Cost $6,000)	6,000

Time Deposits — 40.1%
193	Bank of Nova Scotia, 0.080%, 12/01/11	193
425	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 12/01/11	425
425	Barclays Bank plc, 0.120%, 12/01/11 (m)	425
425	Citibank N.A., 0.110%, 12/06/11	425
425	Commerzbank AG, 0.180%, 12/07/11	425
425	Deutsche Bank AG, 0.060%, 12/01/11	425
425	DZ Bank AG, 0.080%, 12/01/11	425
425	ING Bank N.V., 0.110%, 12/07/11	425
425	Royal Bank of Scotland plc, 0.100%, 12/01/11	425
425	Skandinaviska Enskilda Banken AB, 0.070%, 12/01/11	425

	Total Time Deposits (Cost $4,018)	4,018

	Total Investments — 100.1% (Cost $10,018) *	10,018
	Liabilities in Excess of Other Assets — (0.1)%	(13)

	NET ASSETS — 100.0%	$10,005

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, and delayed delivery securities.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,018	$—	$10,018

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 17.4%
		Argentina — 0.7%
	1,135	Aeropuertos Argentina 2000 S.A., Reg. S., 10.750%, 12/01/20	1,158
	1,057	Banco de Galicia y Buenos Aires, 8.750%, 05/04/18 (e) (m)	920
	1,490	Pan American Energy LLC/Argentine Branch, Reg. S., 7.875%, 05/07/21	1,482

			3,560

		Barbados — 0.3%
	1,400	Columbus International, Inc., Reg. S., 11.500%, 11/20/14	1,442

		Brazil — 0.7%
BRL	10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i)	1,418
	1,720	OGX Petroleo e Gas Participacoes S.A., 8.500%, 06/01/18 (e) (m)	1,634
	618	Virgolino de Oliveira Finance Ltd., Reg. S., 10.500%, 01/28/18	590

			3,642

		Chile — 0.4%
	2,100	AES Gener S.A., 5.250%, 08/15/21 (e) (m)	2,126

		China — 0.3%
	2,026	Country Garden Holdings Co., Ltd., 11.125%, 02/23/18 (e) (m)	1,641

		Colombia — 0.2%
	1,264	Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (e) (m)	1,289

		Dominican Republic — 0.1%
	484	AES Andres Dominicana Ltd./Itabo Dominicana Ltd., 9.500%, 11/12/20 (e) (m)	483

		Indonesia — 1.3%
		Majapahit Holding B.V.,
	910	7.750%, 01/20/20 (e) (m)	1,042
	1,780	Reg. S., 7.750%, 01/20/20	2,047
		Pertamina Persero PT,
	1,950	5.250%, 05/23/21 (e) (m)	1,935
	1,950	6.500%, 05/27/41 (e) (m)	1,950

			6,974

		Ireland — 1.0%
	2,420	Bank of Moscow via BOM Capital PL, Reg. S., 6.699%, 03/11/15	2,383
	1,330	Koks OAO Via Koks Finance Ltd., 7.750%, 06/23/16 (e) (m)	1,207
	1,650	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Reg. S., 7.748%, 02/02/21	1,469

			5,059

		Kazakhstan — 2.8%
		Development Bank of Kazakhstan JSC,
	450	6.000%, 03/23/26	411
	900	Reg. S., 5.500%, 12/20/15	909
	1,020	Kazakhstan Temir Zholy Finance B.V., 6.375%, 10/06/20 (e) (m)	1,056
		KazMunayGas National Co.,
	6,644	6.375%, 04/09/21 (e) (m)	6,993
	3,230	Reg. S., 7.000%, 05/05/20	3,521
	1,638	Reg. S., 8.375%, 07/02/13	1,728

			14,618

		Mexico — 2.7%
	2,280	Empresas ICA S.A.B. de C.V., 8.900%, 02/04/21 (e) (m)	2,052
		Pemex Project Funding Master Trust,
	1,508	5.750%, 03/01/18	1,644
	2,465	6.625%, 06/15/35 (m)	2,711
		Petroleos Mexicanos,
	765	5.500%, 01/21/21	813
	2,690	6.000%, 03/05/20 (m)	2,966
	1,480	6.500%, 06/02/41 (e) (m)	1,598
	1,700	Servicios Corporativos Javer SAPI de C.V., Reg. S., 9.875%, 04/06/21	1,598
	700	Urbi Desarrollos Urbanos S.A.B. de C.V., Reg. S., 8.500%, 04/19/16	693

			14,075

		Netherlands — 0.3%
	1,640	WPE International Cooperatief UA, 10.375%, 09/30/20 (e) (m)	1,410

		Peru — 0.7%
		Banco de Credito del Peru,
	2,500	5.375%, 09/16/20 (e) (m)	2,431
	1,300	Corp Lindley S.A., 6.750%, 11/23/21 (e) (m)	1,310

			3,741

		Philippines — 0.3%
		Power Sector Assets & Liabilities Management Corp.,
	691	7.250%, 05/27/19 (e) (m)	827
	810	7.390%, 12/02/24 (e) (m)	985

			1,812

		Russia — 0.7%
	1,980	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,861
	1,130	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.125%, 01/14/14 (e) (m)	1,178
	820	Russian Agricultural Bank OJSC Via RSHB Capital S.A., 9.000%, 06/11/14 (e) (m)	886

			3,925

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Spain — 0.4%
	3,300	Cemex Espana Luxembourg, Reg. S., 9.250%, 05/12/20	2,244

		Turkey — 0.1%
	699	Yasar Holdings S.A. Via Willow No. 2, Reg. S., 9.625%, 10/07/15	676

		Ukraine — 0.1%
	355	National JSC Naftogaz of Ukraine, 9.500%, 09/30/14	331

		United Arab Emirates — 0.4%
		Dubai Electricity & Water Authority,
	670	7.375%, 10/21/20 (e) (m)	663
	930	Reg. S., 7.375%, 10/21/20	923
	620	8.500%, 04/22/15 (e) (m)	663

			2,249

		United Kingdom — 0.7%
	1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	740
	1,700	Gerdau Trade, Inc., Reg. S., 5.750%, 01/30/21	1,632
	1,650	Vedanta Resources plc, Reg. S., 8.250%, 06/07/21	1,328

			3,700

		Venezuela — 3.2%
		Petroleos de Venezuela S.A.,
	8,745	4.900%, 10/28/14	6,777
	480	5.250%, 04/12/17	301
	3,138	5.375%, 04/12/27	1,514
	11,715	8.500%, 11/02/17 (e) (m)	8,758

			17,350

		Total Corporate Bonds (Cost $96,220)	92,347

	Foreign Government Securities — 77.7%
		Argentina — 3.8%
	2,280	Provincia de Buenos Aires, 11.750%, 10/05/15 (e)	1,972
	1,080	Provincia de Cordoba, Reg. S., 12.375%, 08/17/17	896
		Republic of Argentina,
	3,502	SUB, 2.500%, 12/31/38 (m)	1,191
	8,897	8.280%, 12/31/33 (m)	6,406
	10,986	8.750%, 06/02/17	9,805

			20,270

		Belarus — 0.6%
	3,556	Republic of Belarus, 8.750%, 08/03/15	3,049

		Brazil — 8.4%
		Banco Nacional de Desenvolvimento Economico e Social,
	1,450	6.369%, 06/16/18 (e) (m)	1,610
	2,251	6.500%, 06/10/19 (e) (m)	2,540
BRL	920	Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/13 (m)	1,098
BRL	3,390	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/14 (m)	1,950
		Federal Republic of Brazil,
	1,200	7.125%, 01/20/37 (m)	1,608
	875	7.875%, 03/07/15 (m)	1,039
	4,241	8.000%, 01/15/18 (m)	4,941
	10,591	8.250%, 01/20/34 (m)	15,488
	4,000	11.000%, 08/17/40 (m)	5,250
	2,038	12.250%, 03/06/30 (m)	3,811
BRL	7,486	12.500%, 01/05/22 (m)	5,299

			44,634

		Colombia — 2.3%
	2,470	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Colombian Government Bond, 11.000%, 07/27/20; credit rating BBB+) (e) (f) (i)	2,197
		Republic of Colombia,
	1,960	4.375%, 07/12/21 (m)	2,043
	1,490	6.125%, 01/18/41 (m)	1,769
COP	5,601,000	7.750%, 04/14/21	3,388
	1,730	11.750%, 02/25/20 (m)	2,690

			12,087

		Croatia — 0.8%
		Republic of Croatia,
	2,296	6.375%, 03/24/21 (e) (m)	2,038
	485	Reg. S., 6.625%, 07/14/20	437
	2,070	Reg. S., 6.750%, 11/05/19	1,904

			4,379

		Dominican Republic — 1.9%
		Government of Dominican Republic,
	2,723	Reg. S., 7.500%, 05/06/21 (e) (m)	2,723
	3,543	Reg. S., 9.040%, 01/23/18	3,898
DOP	129,800	15.950%, 06/04/21 (e) (m)	3,254

			9,875

		Ecuador — 0.3%
	1,787	Republic of Ecuador, 9.375%, 12/15/15	1,791

		El Salvador — 1.2%
		Republic of El Salvador,
	2,410	Reg. S., 7.375%, 12/01/19	2,615
	210	Reg. S., 7.650%, 06/15/35	216
	1,436	Reg. S., 7.750%, 01/24/23	1,558
	1,660	8.250%, 04/10/32 (e) (m)	1,805

			6,194

		Ghana — 0.8%
	1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	1,018

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Ghana — Continued
	2,610	Citigroup Funding, Inc., CLN, 13.300%,10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 10/02/13; credit rating B) (e) (f) (i)	2,218
	950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	828

			4,064

		Hungary — 1.2%
		Republic of Hungary,
	3,983	6.250%, 01/29/20	3,634
	3,068	7.625%, 03/29/41	2,838

			6,472

		Indonesia — 4.3%
	374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	366
	2,430	Deutsche Bank AG London Branch, CLN, 10.250%, 07/15/27 (linked to Indonesia Government Bond, 10.250%, 07/15/27; credit rating BB+) 07/15/27 (e) (f) (i)	3,411
	790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,127
	410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/17/13 (linked to Indonesia Government Bond, 14.275%, 12/15/13; credit rating BB+) (e) (f) (i) (m)	550
	450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	737
		Republic of Indonesia,
	3,240	Reg. S., 5.875%, 03/13/20	3,613
	2,580	6.875%, 01/17/18 (e) (m)	3,012
	2,992	Reg. S., 8.500%, 10/12/35	4,279
	4,030	Reg. S., 11.625%, 03/04/19	5,914

			23,009

		Iraq — 0.9%
	5,579	Republic of Iraq, Reg. S., 5.800%, 01/15/28	4,519

		Ivory Coast — 0.2%
	2,660	Republic of Ivory Coast, Reg. S., 12/31/32 (d)	1,317

		Lithuania — 1.2%
		Republic of Lithuania,
	2,696	5.125%, 09/14/17 (e) (m)	2,589
	732	Reg. S., 5.125%, 09/14/17	701
	570	6.125%, 03/09/21 (e) (m)	550
	1,410	Reg. S., 6.750%, 01/15/15	1,459
	1,190	Reg. S., 7.375%, 02/11/20	1,261

			6,560

		Mexico — 12.4%
		United Mexican States,
	1,500	5.125%, 01/15/20	1,678
	10,720	5.625%, 01/15/17	12,124
	5,820	5.750%, 10/12/10	5,966
	3,640	5.950%, 03/19/19	4,262
	8,146	6.050%, 01/11/40 (m)	9,653
	9,575	6.750%, 09/27/34	12,161
	1,621	7.500%, 04/08/33	2,225
MXN	38,500	7.750%, 12/14/17 (m)	3,154
	1,150	8.300%, 08/15/31	1,688
MXN	139,300	10.000%, 11/20/36 (m)	12,954

			65,865

		Namibia — 0.3%
	1,520	Namibia International Bonds, 5.500%, 11/03/21 (e) (m)	1,528

		Nigeria — 0.5%
	2,408	Republic of Nigeria, Reg. S., 6.750%, 01/28/21	2,510

		Pakistan — 0.3%
	1,814	Republic of Pakistan, Reg. S., 7.125%, 03/31/16	1,397

		Panama — 1.4%
		Republic of Panama,
	2,530	7.250%, 03/15/15	2,928
	1,565	8.875%, 09/30/27	2,316
	1,480	9.375%, 04/01/29	2,324

			7,568

		Peru — 2.7%
	1,034	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24 (f) (i)	1,210
		Republic of Peru,
	2,690	5.625%, 11/18/50 (m)	2,831
PEN	6,505	Reg. S., 6.900%, 08/12/37	2,515
	3,606	7.350%, 07/21/25	4,679
	2,200	8.750%, 11/21/33	3,234

			14,469

		Philippines — 5.1%
		Republic of Philippines,
	1,000	6.375%, 10/23/34	1,195
	3,490	6.500%, 01/20/20	4,161
	600	7.500%, 09/25/24	764
	12,135	7.750%, 01/14/31	16,199
	780	8.375%, 06/17/19	1,030
	600	9.500%, 02/02/30	917
	1,920	10.625%, 03/16/25	3,029

			27,295

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Poland — 0.1%
	815	Poland Government Bond, 5.000%, 03/23/22 (m)	791

		Qatar — 0.1%
	680	State of Qatar, Reg. S., 5.250%, 01/20/20	733

		Russia — 9.4%
		Russian Federation,
	1,000	Reg. S., 3.625%, 04/29/15	1,023
	38,299	Reg. S., SUB, 7.500%, 03/31/30	45,192
	1,290	Reg. S., 11.000%, 07/24/18	1,771
	1,060	Reg. S., 12.750%, 06/24/28	1,842

			49,828

		Serbia — 0.7%
		Republic of Serbia,
	731	Reg. S., SUB, 6.750%, 11/01/24	700
	2,980	7.250%, 09/28/21 (e) (m)	2,854

			3,554

		South Africa — 0.4%
		Republic of South Africa,
	1,730	5.500%, 03/09/20 (m)	1,922

		Sri Lanka — 1.2%
		Republic of Sri Lanka,
	3,766	6.250%, 10/04/20 (e) (m)	3,785
	2,390	6.250%, 07/27/21 (e) (m)	2,384

			6,169

		Turkey — 7.2%
	1,820	Export Credit Bank of Turkey, 5.375%, 11/04/16 (e) (m)	1,815
		Republic of Turkey,
	1,730	5.625%, 03/30/21	1,762
	2,730	6.750%, 04/03/18	3,003
	4,255	6.875%, 03/17/36	4,563
	2,150	7.000%, 09/26/16	2,381
	1,500	7.000%, 03/11/19	1,673
	2,220	7.000%, 06/05/20	2,475
	3,242	7.250%, 03/05/38	3,631
	8,357	7.500%, 07/14/17	9,475
	1,272	7.500%, 11/07/19	1,460
	4,760	8.000%, 02/14/34	5,742

			37,980

		Ukraine — 1.6%
		Republic of Ukraine,
	2,340	6.250%, 06/17/16 (e) (m)	2,027
	3,967	Reg. S., 6.580%, 11/21/16	3,451
	3,240	Reg. S., 7.750%, 09/23/20	2,819

			8,297

		Uruguay — 0.8%
		Republic of Uruguay,
UYU	10,751	4.993%, 06/26/37	640
UYU	28,700	5.999%, 04/05/27	2,027
	1,000	7.625%, 03/21/36	1,330

			3,997

		Venezuela — 5.6%
		Republic of Venezuela,
	10,335	Reg. S., 5.750%, 02/26/16	7,906
	11,564	Reg. S., 6.000%, 12/09/20	6,880
	1,470	Reg. S., 7.000%, 03/31/38	820
	8,102	Reg. S., 7.750%, 10/13/19	5,631
	4,320	Reg. S., 8.250%, 10/13/24	2,732
	8,790	Reg. S., 9.000%, 05/07/23	5,933

			29,902

		Total Foreign Government Securities (Cost $402,875)	412,025

	Supranational — 0.5%
	2,580	Eurasian Development Bank,
		7.375%, 09/29/14 (e) (m) (Cost $2,661)	2,690

	U.S. Treasury Obligations — 1.7%
		U.S. Treasury Notes,
	695	1.375%, 04/15/12 (k) (m)	698
	8,000	2.000%, 11/15/21 (m)	7,950

		Total U.S. Treasury Obligations (Cost $8,674)	8,648

SHARES
	Short-Term Investment — 1.2%
		Investment Company — 1.2%
	6,470	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) + (Cost $6,470)	6,470

		Total Investments — 98.5% (Cost $516,900)	522,180
		Other Assets in Excess of Liabilities — 1.5%	8,064

		NET ASSETS — 100.0%	$530,244

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
50	10 Year U.S. Treasury Note	03/21/12	6,467	5
97	2 Year U.S. Treasury Note	03/30/12	21,389	15
	Short Futures Outstanding
(86)	30 Year U.S. Treasury Bond	03/21/12	(12,158)	69
(37)	5 Year U.S. Treasury Note	03/30/12	(4,538)	4

				93

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,800,000	BRL	Citibank, N.A.	12/21/11	6,654	6,496	(158)
6,850,000	BRL	Credit Suisse International	12/21/11	3,648	3,771	123
4,333,000	BRL	Deutsche Bank AG	12/21/11	2,487	2,385	(102)
10,367,000	BRL	Westpac Banking Corp.	12/21/11	5,753	5,707	(46)

1,928,139,613	CLP	Credit Suisse International	12/21/11	3,657	3,731	74

2,100,000	CNY	Citibank, N.A.	12/21/11	329	329	— (h)
29,667,160	CNY	Credit Suisse International	12/21/11	4,598	4,651	53
51,290,000	CNY	Deutsche Bank AG	12/21/11	8,078	8,041	(37)
27,990,000	CNY	Westpac Banking Corp.	12/21/11	4,298	4,388	90
62,030,000	CNY	Credit Suisse International	03/21/12	9,714	9,732	18

55,000,000	COP	Barclays Bank plc	12/21/11	30	28	(2)
5,264,000,000	COP	Citibank, N.A.	12/21/11	2,784	2,695	(89)
330,000,000	COP	Credit Suisse International	12/21/11	173	169	(4)
187,000,000	COP	Morgan Stanley	12/21/11	98	96	(2)
190,000,000	COP	Union Bank of Switzerland AG	12/21/11	99	97	(2)

2,893,972	EUR	Credit Suisse International	12/21/11	3,988	3,889	(99)
2,744,411	EUR	Deutsche Bank AG	12/21/11	3,703	3,688	(15)
2,746,272	EUR	State Street Bank & Trust	12/21/11	3,643	3,691	48
200,000	EUR	Royal Bank of Canada	12/21/11	275	269	(6)
2,726,402	EUR	Union Bank of Switzerland AG	12/21/11	3,813	3,664	(149)
19,870	EUR	Westpac Banking Corp.	12/21/11	28	27	(1)
80,000	EUR	BNP Paribas	12/29/11	109	108	(1)
140,000	EUR	Union Bank of Switzerland AG	12/29/11	190	188	(2)

33,173,180,000	IDR	Credit Suisse International	12/21/11	3,579	3,634	55

181,070,000	INR	Credit Suisse International	12/21/11	3,663	3,456	(207)

37,311,073	MXN	Merrill Lynch International	12/05/11	2,753	2,736	(17)
100,682,282	MXN	Deutsche Bank AG	12/21/11	7,444	7,371	(73)
7,943,379	MXN	Royal Bank of Canada	12/21/11	591	582	(9)

23,520,000	MYR	Credit Suisse International	12/21/11	7,423	7,391	(32)

169,500,000	PHP	Deutsche Bank AG	12/21/11	3,938	3,879	(59)
7,400,000	PHP	Morgan Stanley	12/21/11	168	169	1
215,600,000	PHP	Royal Bank of Canada	12/21/11	4,977	4,934	(43)

25,122,186	PLN	Deutsche Bank AG	12/21/11	7,666	7,476	(190)

124,340,000	RUB	Credit Suisse International	12/21/11	4,032	4,034	2

5,130,000	SGD	Deutsche Bank AG	12/21/11	4,005	4,003	(2)
4,831,356	SGD	HSBC Bank, N.A.	12/21/11	3,810	3,770	(40)
4,756,179	SGD	State Street Bank & Trust	12/21/11	3,715	3,711	(4)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,370,000	SGD	Westpac Banking Corp.	12/21/11	4,883	4,970	87

14,083,664	TRY	Deutsche Bank AG	12/21/11	7,686	7,669	(17)

28,962,506	ZAR	Barclays Bank plc	12/21/11	3,617	3,558	(59)
24,431,983	ZAR	Citibank, N.A.	12/21/11	3,049	3,002	(47)
60,406,231	ZAR	Deutsche Bank AG	12/21/11	7,572	7,421	(151)

				152,720	151,606	(1,114)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,300,000	BRL	Citibank, N.A.	12/21/11	$3,964	$4,018	$(54)
14,090,000	BRL	Deutsche Bank AG	12/21/11	7,949	7,757	192
19,200,000	BRL	Morgan Stanley	12/21/11	10,920	10,569	351

1,928,139,613	CLP	State Street Bank & Trust	12/21/11	3,577	3,730	(153)

29,667,160	CNY	Barclays Bank plc	12/21/11	4,589	4,651	(62)
27,990,000	CNY	Credit Suisse International	12/21/11	4,326	4,388	(62)
2,100,000	CNY	Morgan Stanley	12/21/11	330	330	— (h)
62,030,000	CNY	Barclays Bank plc	03/21/12	9,677	9,732	(55)

11,590,000,000	COP	Citibank, N.A.	12/21/11	6,401	5,935	466

77,490,712	CZK	Credit Suisse International	12/21/11	4,216	4,106	110
67,856,847	CZK	Deutsche Bank AG	12/21/11	3,722	3,596	126

200,000	EUR	Citibank, N.A.	12/21/11	275	269	6
2,744,411	EUR	Deutsche Bank AG	12/21/11	3,727	3,689	38
2,746,272	EUR	HSBC Bank, N.A.	12/21/11	3,776	3,691	85
3,710,000	EUR	Barclays Bank plc	12/29/11	5,047	4,987	60
100,000	EUR	Citibank, N.A.	12/29/11	136	134	2
110,000	EUR	Royal Bank of Canada	12/29/11	146	147	(1)
260,000	EUR	Union Bank of Switzerland AG	12/29/11	355	349	6

1,856,008,757	HUF	Deutsche Bank AG	12/21/11	7,981	8,173	(192)

33,173,180,000	IDR	Deutsche Bank AG	12/21/11	3,722	3,633	89

181,070,000	INR	Credit Suisse International	12/21/11	3,638	3,456	182

52,860,000	MXN	Credit Suisse International	12/21/11	3,728	3,871	(143)

11,760,000	MYR	Credit Suisse International	12/21/11	3,650	3,695	(45)
11,760,000	MYR	Union Bank of Switzerland AG	12/21/11	3,721	3,696	25

169,500,000	PHP	Deutsche Bank AG	12/21/11	3,897	3,879	18
223,000,000	PHP	Westpac Banking Corp.	12/21/11	5,000	5,103	(103)

11,926,488	PLN	Union Bank of Switzerland AG	12/21/11	3,821	3,549	272

10,751,356	SGD	Barclays Bank plc	12/21/11	8,438	8,388	50
4,756,179	SGD	BNP Paribas	12/21/11	3,747	3,711	36

14,083,664	TRY	Deutsche Bank AG	12/21/11	7,530	7,669	(139)

29,204,490	ZAR	Barclays Bank plc	12/21/11	3,565	3,588	(23)
60,406,231	ZAR	Credit Suisse International	12/21/11	7,389	7,421	(32)
24,190,000	ZAR	Morgan Stanley	12/21/11	3,255	2,972	283

				$146,215	$144,882	$1,333

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chile peso
CNY	—	China yuan
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DOP	—	Dominican Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	India rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peru Nuevo Sol
PHP	—	Philippines peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

+	Approximately $310,000 of this investment is restricted as collateral for swaps to various brokers.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. (d) Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,080,000 which amounts to 2.9% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(r)	Rates shown are per annum and payments are as described.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,333
Aggregate gross unrealized depreciation	(14,053)
Net unrealized appreciation/depreciation	$5,280

Federal income tax cost of investments	$516,900

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$3,560	$—	$3,560
Barbados	—	1,442	—	1,442
Brazil	—	2,224	1,418	3,642
Chile	—	2,126	—	2,126
China	—	1,641	—	1,641
Colombia	—	1,289	—	1,289
Dominican Republic	—	483	—	483
Indonesia	—	6,974	—	6,974
Ireland	—	5,059	—	5,059
Kazakhstan	—	14,618	—	14,618
Mexico	—	14,075	—	14,075
Netherlands	—	1,410	—	1,410
Peru	—	3,741	—	3,741
Philippines	—	1,812	—	1,812
Russia	—	3,925	—	3,925
Spain	—	2,244	—	2,244
Turkey	—	676	—	676
Ukraine	—	331	—	331
United Arab Emirates	—	2,249	—	2,249
United Kingdom	—	3,700	—	3,700
Venezuela	—	17,350	—	17,350

Total Corporate Bonds	$—	$90,929	$1,418	$92,347

Foreign Government
Securities	—	398,363	13,662	412,025
Supranational	—	2,690	—	2,690
U.S. Treasury Notes	—	8,648	—	8,648
Short-Term Investment
Investment Company	6,470	—	—	6,470

Total Investments in Securities	$6,470	$500,630	$15,080	$522,180

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,948	$—	$2,948
Futures Contracts	93	—	—	93
Credit Default Swaps	—	261	—	261

Total Appreciation in Other Financial Instruments	$93	$3,209	$—	$3,302

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,729)	$—	$(2,729)
Credit Default Swaps	—	(858)	—	(858)

Total Depreciation in Other Financial Instruments	$—	$(3,587)	$—	$(3,587)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125% 05/11/07	10.920% semi-annually	11/20/13	2.069%	$1,750	$(306)	$—
Russian Federation, 2.250% 03/31/30	0.475% semi-annually	04/20/12	1.093	530	1	—
Citibank, N.A.:
Republic of Colombia, 10.375% 01/28/33	2.150% semi-annually	09/20/14	1.248	790	(23)	—
Republic of Korea, 4.875% 09/22/14	1.000% quarterly	03/20/16	1.455	2,500	42	3
Credit Suisse International:
Republic of Korea, 4.875% 09/22/14	1.000% quarterly	12/20/16	1.555	12,000	292	(694)
Deutsche Bank AG, New York:
Republic of Korea, 4.875% 09/22/14	1.000% quarterly	12/20/15	1.414	9,500	134	67
Russian Federation, 2.250% 03/31/30	0.495% semi-annually	04/20/12	1.093	350	1	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.250%, 12/31/33	2.620% semi-annually	07/20/12	4.052	870	(1)	—
Union Bank of Switzerland AG:
Republic of Argentina, 8.250%, 12/31/33	2.620% semi-annually	07/20/12	4.052	520	—	—

					$140	$(624)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125% 05/11/07*	0.680% semi-annually	08/20/12	1.432%	$1,510	$(5)	$—
Citibank, N.A.:
Republic of Argentina, 8.250% 12/31/33*	2.160% semi-annually	06/20/12	3.551	720	2	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.600% semi-annually	03/20/12	1.279	870	(1)	—
Deutsche Bank AG, New York:
People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/16	1.490	10,000	(213)	171
People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/16	1.490	14,000	(298)	235
Russian Federation, 2.250% 03/31/30*	0.525% semi-annually	12/20/11	1.093	1,360	3	—
Russian Federation, 2.250% 03/31/30*	0.510% semi-annually	12/20/11	1.093	1,580	3	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.610% semi-annually	03/20/12	1.279	620	(1)	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.535% semi-annually	03/20/12	1.279	1,510	(2)	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.710% semi-annually	08/20/12	1.432	1,090	(4)	—
Republic of Argentina, 8.250% 12/31/33*	1.960% semi-annually	04/20/12	3.551	230	(1)	—
Republic of Argentina, 8.250% 12/31/33*	2.140% semi-annually	06/20/12	3.551	1,140	2	—
Republic of Argentina, 8.250% 12/31/33*	2.080% semi-annually	07/20/12	4.052	830	(4)	—
Republic of Argentina, 8.250% 12/31/33*	2.327% semi-annually	07/20/12	4.052	1,450	(3)	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.250% 12/31/33*	2.160% semi-annually	06/20/12	3.551	1,430	3	—

					$(519)	$406

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investments in Securities
Corporate Bonds -Brazil	1,518	—	(100)	—	—	—	—	—	1,418
Foreign Government Securities	8,476	25	(79)	(39)	9,078	(4,962)	1,163	—	13,662

Total	$9,994	$25	$(179)	$(39)	$9,078	$(4,962)	$1,163	$—	$15,080

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(328,000).

1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Government Agency Securities — 71.6%
	Federal Farm Credit Bank — 18.6%
15,000	0.200%, 09/04/12	14,998
30,000	0.210%, 10/25/12	29,996
55,000	0.250%, 08/01/12	55,019
50,000	DN, 0.010%, 01/30/12 (n)	49,999
22,500	DN, 0.030%, 12/12/11 (n)	22,500
40,000	DN, 0.040%, 01/09/12 (n)	39,998
70,916	DN, 0.040%, 12/27/11 (n)	70,914
25,000	DN, 0.050%, 02/17/12 (n)	24,997
30,000	DN, 0.060%, 03/02/12 (n)	29,995
25,000	DN, 0.060%, 03/14/12 (n)	24,996
25,000	DN, 0.060%, 03/15/12 (n)	24,996
25,000	DN, 0.060%, 03/16/12 (n)	24,995
25,000	DN, 0.070%, 03/23/12 (n)	24,994
30,000	DN, 0.070%, 04/20/12 (n)	29,992
35,000	DN, 0.074%, 12/06/11 (n)	35,000
75,000	DN, 0.087%, 03/13/12 (n)	74,982
25,000	DN, 0.090%, 05/04/12 (n)	24,990
25,000	DN, 0.100%, 03/09/12 (n)	24,993
25,000	DN, 0.120%, 02/09/12 (n)	24,994
23,000	DN, 0.160%, 11/28/12 (n)	22,963
15,000	DN, 0.180%, 10/12/12 (n)	14,976
15,000	DN, 0.210%, 08/08/12 (m) (n)	14,978
40,000	VAR, 0.110%, 12/01/11	39,977
49,000	VAR, 0.170%, 12/01/11	48,998
92,250	VAR, 0.208%, 12/06/11	92,246
50,000	VAR, 0.230%, 12/01/11	50,007
30,000	VAR, 0.250%, 12/01/11	29,983
50,000	VAR, 0.268%, 12/12/11	49,996
37,800	VAR, 0.287%, 12/22/11	37,806
25,000	VAR, 0.320%, 12/01/11	25,000
50,000	VAR, 0.320%, 12/01/11	50,000

		1,130,278

	Federal Home Loan Bank — 53.0%
22,500	0.130%, 08/08/12	22,494
20,000	0.130%, 12/22/11	20,000
40,000	0.140%, 01/17/12	39,999
75,000	0.150%, 01/17/12	74,998
20,000	0.160%, 03/08/12	19,998
15,000	0.200%, 08/16/12	15,005
15,000	0.215%, 10/19/12	14,998
25,000	0.220%, 10/09/12	24,997
6,000	0.220%, 10/29/12	5,999
30,000	0.320%, 12/09/11	30,000
35,000	0.320%, 12/09/11	35,002
155,000	0.750%, 12/21/11	155,058
25,470	1.000%, 12/28/11	25,488
56,302	DN, 0.001%, 12/01/11 (n)	56,302
350,000	DN, 0.006%, 12/16/11 (n)	349,999
124,978	DN, 0.005%, 01/09/12 (n)	124,978
275,000	DN, 0.013%, 12/02/11 (n)	275,000
111,592	DN, 0.014%, 12/09/11 (n)	111,592
102,000	DN, 0.015%, 12/14/11 (n)	101,999
80,000	DN, 0.015%, 12/07/11 (n)	80,000
146,000	DN, 0.017%, 01/04/12 (n)	145,998
93,400	DN, 0.018%, 01/25/12 (n)	93,397
112,530	DN, 0.020%, 12/21/11 (n)	112,529
125,000	DN, 0.020%, 01/13/12 (n)	124,997
23,000	DN, 0.020%, 02/01/12 (n)	22,999
100,000	DN, 0.020%, 12/28/11 (n)	99,999
250,000	DN, 0.020%, 01/18/12 (n)	249,993
50,000	DN, 0.025%, 01/20/12 (n)	49,998
75,000	DN, 0.025%, 02/08/12 (n)	74,997
45,000	DN, 0.030%, 12/19/11 (n)	44,999
100,000	DN, 0.040%, 01/27/12 (n)	99,994
20,000	DN, 0.040%, 02/03/12 (n)	19,998
50,000	DN, 0.050%, 04/16/12 (n)	49,990
100,000	DN, 0.100%, 02/24/12 (n)	99,976
49,000	DN, 0.129%, 02/22/12 (n)	48,985
25,000	DN, 0.150%, 05/16/12 (n)	24,983
30,000	DN, 0.160%, 02/15/12 (n)	29,990
30,000	DN, 0.160%, 05/15/12 (n)	29,978
45,000	DN, 0.170%, 02/09/12 (n)	44,985
16,000	DN, 0.180%, 10/17/12 (n)	15,974
15,000	DN, 0.190%, 10/15/12 (n)	14,975
25,000	VAR, 0.208%, 12/28/11	24,999
25,000	VAR, 0.222%, 12/26/11	24,999
70,000	VAR, 0.278%, 01/30/12	69,997
22,000	VAR, 0.320%, 12/01/11	21,994

		3,225,629

	Total U.S. Government Agency Securities (Cost $4,355,907 )	4,355,907

U.S. Treasury Obligations — 32.4%
	U.S. Treasury Bills — 23.3% (n)
250,000	0.000%, 03/01/12	249,981
175,000	0.008%, 12/15/11	174,999
500,000	0.010%, 12/22/11	499,997
400,000	0.013%, 12/08/11	399,999
89,934	0.021%, 12/29/11	89,933

		1,414,909

	U.S. Treasury Notes — 9.1%
220,000	0.875%, 01/31/12	220,282
10,000	0.875%, 02/29/12	10,013
100,000	1.000%, 03/31/12	100,305
25,000	1.000%, 04/30/12	25,093
160,000	1.125%, 12/15/11	160,064
10,000	1.375%, 03/15/12	10,031
30,000	3.875%, 10/31/12	31,017

		556,805

	Total U.S. Treasury Obligations (Cost $1,971,714 )	1,971,714

	Total Investments — 104.0% (Cost $6,327,621) *	6,327,621
	Liabilities in Excess of Other Assets — (4.0)%	(245,884)

	NET ASSETS — 100.0%	$6,081,737

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$6,327,621	$—	$6,327,621

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.5%
412	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	411
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	99
195	Series 2010-4, Class A3, 0.910%, 11/17/14	195
750	Series 2010-4, Class A4, 1.350%, 12/15/15	754
992	Series 2011-3, Class A3, 0.970%, 08/17/15	993
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,049
	AmeriCredit Automobile Receivables Trust,
652	Series 2011-3, Class A3, 1.170%, 01/08/16	652
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	1,993
48	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	49
600	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	601
	CNH Equipment Trust,
1,151	Series 2011-A, Class A3, 1.200%, 05/16/16	1,154
1,001	Series 2011-B, Class A3, 0.910%, 08/15/16	998
289	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	283
724	Ford Credit Auto Owner Trust, Series 2011-B, Class A3, 0.840%, 06/15/15	725
310	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	316
2,000	Huntington Auto Trust, Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,987
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	187
810	Series 2011-B, Class A4, 1.650%, 02/15/17	823
490	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	493
	Mercedes-Benz Auto Receivables Trust,
13	Series 2010-1, Class A3, 1.420%, 08/15/14	13
682	Series 2011-1, Class A3, 0.850%, 03/16/15	683
833	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	833
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.527%, 06/25/35	233

	Total Asset-Backed Securities (Cost $15,509)	15,524

Collateralized Mortgage Obligations — 40.9%
	Agency CMO — 39.7%
438	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	480
	Federal Home Loan Mortgage Corp. REMICS,
90	Series 1578, Class K, 6.900%, 09/15/23	102
539	Series 2110, Class PG, 6.000%, 01/15/29	587
111	Series 2355, Class BP, 6.000%, 09/15/16	118
187	Series 2391, Class QR, 5.500%, 12/15/16	199
134	Series 2427, Class LW, 6.000%, 03/15/17	145
125	Series 2436, Class MC, 7.000%, 04/15/32	144
156	Series 2441, Class GF, 6.500%, 04/15/32	180
100	Series 2505, Class D, 5.500%, 09/15/32	116
88	Series 2525, Class AM, 4.500%, 04/15/32	97
452	Series 2544, Class KE, 5.500%, 12/15/32	517
806	Series 2557, Class HL, 5.300%, 01/15/33	896
100	Series 2558, Class BD, 5.000%, 01/15/18	108
500	Series 2564, Class NK, 5.000%, 02/15/18	536
500	Series 2575, Class PE, 5.500%, 02/15/33	558
800	Series 2586, Class WG, 4.000%, 03/15/33	855
82	Series 2594, Class JB, 4.500%, 04/15/18	87
400	Series 2594, Class VU, 5.500%, 03/15/21	428
134	Series 2595, Class HJ, 5.000%, 03/15/23	144
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,057
163	Series 2602, Class BD, 4.000%, 12/15/22	169
1,519	Series 2611, Class KH, 5.000%, 05/15/18	1,637

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
830	Series 2621, Class QH, 5.000%, 05/15/33	887
805	Series 2624, Class QH, 5.000%, 06/15/33	909
1,606	Series 2626, Class JC, 5.000%, 06/15/23	1,827
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,413
163	Series 2648, Class BK, 5.000%, 07/15/33	175
156	Series 2649, Class PJ, 3.500%, 06/15/33	164
175	Series 2649, Class QH, 4.500%, 07/15/18	189
227	Series 2649, Class WB, 3.500%, 07/15/23	236
106	Series 2685, Class CF, 4.000%, 11/15/16	107
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,413
100	Series 2685, Class MB, 4.000%, 03/15/17	102
350	Series 2687, Class JH, 5.000%, 10/15/23	398
400	Series 2692, Class QD, 5.000%, 12/15/22	426
138	Series 2694, Class QG, 4.500%, 01/15/29	139
272	Series 2696, Class DG, 5.500%, 10/15/33	316
100	Series 2698, Class PG, 5.000%, 06/15/32	106
500	Series 2699, Class TC, 4.000%, 11/15/18	538
5,000	Series 2701, Class AC, 5.000%, 11/15/23	5,532
109	Series 2707, Class KJ, 5.000%, 11/15/18	115
150	Series 2709, Class PE, 5.000%, 12/15/22	161
130	Series 2725, Class TA, 4.500%, 12/15/33	142
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,556
385	Series 2744, Class TU, 5.500%, 05/15/32	408
144	Series 2750, Class JB, 4.500%, 02/15/19	151
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,101
327	Series 2760, Class KT, 4.500%, 09/15/32	347
500	Series 2764, Class TE, 5.000%, 10/15/32	533
1,390	Series 2764, Class UE, 5.000%, 10/15/32	1,523
397	Series 2770, Class EV, 4.500%, 09/15/28	434
400	Series 2772, Class VG, 5.000%, 11/15/22	433
150	Series 2773, Class OC, 5.000%, 04/15/19	172
72	Series 2783, Class AB, 4.000%, 10/15/17	73
54	Series 2788, Class DA, 5.000%, 10/15/22	56
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,205
342	Series 2827, Class TE, 5.000%, 04/15/33	370
510	Series 2828, Class JE, 4.500%, 07/15/19	557
100	Series 2843, Class BC, 5.000%, 08/15/19	110
6,700	Series 2852, Class NY, 5.000%, 09/15/33	7,473
635	Series 2864, Class NB, 5.500%, 07/15/33	723
584	Series 2875, Class HB, 4.000%, 10/15/19	631
123	Series 2886, Class HE, 5.000%, 01/15/33	130
305	Series 2888, Class CG, 5.000%, 08/15/33	328
390	Series 2890, Class PD, 5.000%, 03/15/33	419
255	Series 2891, Class LD, 5.000%, 08/15/33	271
700	Series 2896, Class VB, 5.000%, 12/15/25	761
180	Series 2898, Class PE, 5.000%, 05/15/33	194
850	Series 2899, Class HB, 4.000%, 12/15/19	919
200	Series 2899, Class KB, 4.500%, 03/15/19	210
540	Series 2904, Class PD, 5.500%, 03/15/33	576
500	Series 2910, Class BE, 4.500%, 12/15/19	548
383	Series 2920, Class KT, 4.500%, 01/15/20	424
93	Series 2921, Class MD, 5.000%, 06/15/33	97
285	Series 2928, Class NE, 5.000%, 04/15/33	305
500	Series 2929, Class KG, 4.500%, 02/15/20	551
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,124
227	Series 2948, Class YD, 5.500%, 08/15/33	240

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 2957, Class VW, 5.000%, 08/15/24	1,120
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,082
100	Series 2966, Class XD, 5.500%, 09/15/33	107
520	Series 2968, Class MD, 5.500%, 12/15/33	571
500	Series 2981, Class BC, 4.500%, 05/15/20	551
8,500	Series 2987, Class KG, 5.000%, 12/15/34	9,238
200	Series 2988, Class TY, 5.500%, 06/15/25	221
5,000	Series 2989, Class TG, 5.000%, 06/15/25	5,396
415	Series 2993, Class PM, 4.500%, 05/15/35	433
251	Series 3004, Class HK, 5.500%, 07/15/35	268
195	Series 3017, Class MK, 5.000%, 12/15/34	211
541	Series 3028, Class ME, 5.000%, 02/15/34	599
380	Series 3036, Class TE, 5.500%, 12/15/34	422
2,770	Series 3037, Class ND, 5.000%, 01/15/34	3,026
750	Series 3057, Class LD, 5.000%, 07/15/31	776
449	Series 3057, Class PE, 5.500%, 11/15/34	505
1,000	Series 3059, Class CE, 5.000%, 02/15/34	1,092
114	Series 3059, Class PC, 5.500%, 01/15/32	116
4,000	Series 3062, Class HE, 5.000%, 01/15/34	4,374
1,000	Series 3067, Class PK, 5.500%, 05/15/34	1,097
159	Series 3077, Class TO, PO, 04/15/35	139
500	Series 3078, Class PD, 5.500%, 07/15/34	552
151	Series 3080, Class VB, 5.000%, 06/15/25	170
126	Series 3082, Class PW, 5.500%, 12/15/35	145
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,240
143	Series 3087, Class JB, 5.500%, 03/15/24	147
500	Series 3087, Class KX, 5.500%, 12/15/25	554
493	Series 3095, Class GB, 5.000%, 04/15/24	509
121	Series 3098, Class KE, 5.500%, 09/15/34	132
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,194
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,312
85	Series 3115, Class MB, 5.500%, 12/15/20	87
5,500	Series 3117, Class PL, 5.000%, 08/15/34	5,988
300	Series 3121, Class JD, 5.500%, 03/15/26	330
495	Series 3123, Class HT, 5.000%, 03/15/26	556
200	Series 3128, Class BD, 5.000%, 03/15/30	205
1,775	Series 3128, Class BE, 5.000%, 05/15/33	1,919
420	Series 3130, Class QD, 5.500%, 07/15/34	454
360	Series 3135, Class JC, 6.000%, 08/15/33	382
539	Series 3136, Class CO, PO, 04/15/36	498
500	Series 3145, Class AJ, 5.500%, 04/15/36	552
155	Series 3147, Class YE, 5.500%, 07/15/24	159
1,125	Series 3150, Class EQ, 5.000%, 05/15/26	1,271
100	Series 3151, Class PD, 6.000%, 11/15/34	107
58	Series 3164, Class QV, 6.500%, 03/15/17	60
1,228	Series 3165, Class JD, 5.500%, 08/15/34	1,335
435	Series 3165, Class ND, 5.500%, 10/15/34	457
78	Series 3166, Class GB, 6.000%, 06/15/21	79
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,150
679	Series 3200, Class PO, PO, 08/15/36	586
347	Series 3204, Class NV, 5.000%, 08/15/17	383
237	Series 3216, Class JA, 5.500%, 11/15/24	241
1,500	Series 3219, Class PD, 6.000%, 11/15/35	1,700
284	Series 3261, Class MA, 5.500%, 01/15/17	296
455	Series 3270, Class AT, 5.500%, 01/15/37	525
93	Series 3272, Class PA, 6.000%, 02/15/37	104

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,000	Series 3289, Class ND, 5.500%, 06/15/35	2,201
7,400	Series 3294, Class DB, 4.500%, 03/15/22	8,155
344	Series 3312, Class LB, 5.500%, 11/15/25	359
750	Series 3334, Class CD, 6.000%, 07/15/34	791
500	Series 3337, Class MD, 5.500%, 06/15/27	552
100	Series 3348, Class HT, 6.000%, 07/15/37	115
1,165	Series 3349, Class HE, 5.500%, 07/15/36	1,316
100	Series 3372, Class BD, 4.500%, 10/15/22	110
302	Series 3414, Class A, 4.500%, 07/15/22	314
485	Series 3476, Class VB, 5.500%, 02/15/27	525
350	Series 3493, Class LA, 4.000%, 10/15/23	378
208	Series 3508, Class PK, 4.000%, 02/15/39	219
235	Series 3513, Class A, 4.500%, 02/15/39	255
545	Series 3521, Class B, 4.000%, 04/15/24	576
250	Series 3544, Class BC, 4.000%, 06/15/24	267
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,673
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,325
5,000	Series 3563, Class BD, 4.000%, 08/15/24	5,337
175	Series 3563, Class LB, 4.000%, 08/15/29	183
265	Series 3571, Class MY, 4.000%, 09/15/24	286
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,215
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,354
800	Series 3578, Class KB, 4.000%, 09/15/24	854
407	Series 3593, Class PC, 5.000%, 05/15/38	455
3,053	Series 3605, Class NB, 5.500%, 06/15/37	3,439
275	Series 3652, Class A, 4.500%, 11/15/24	290
530	Series 3653, Class B, 4.500%, 04/15/30	580
7,484	Series 3653, Class HJ, 5.000%, 04/15/40	8,294
135	Series 3659, Class BD, 5.000%, 01/15/37	149
530	Series 3659, Class VG, 5.000%, 09/15/34	599
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,300
219	Series 3688, Class GT, VAR, 7.155%, 11/15/46	262
260	Series 3715, Class PC, 4.500%, 08/15/40	276
3,058	Series 3740, Class BP, 4.500%, 04/15/38	3,261
920	Series 3747, Class HI, IO, 4.500%, 07/15/37	103
1,872	Series 3747, Class PA, 4.000%, 04/15/38	1,987
475	Series 3755, Class ML, 5.500%, 06/15/29	515
3,955	Series 3819, Class ZQ, 6.000%, 04/15/36	4,622
1,668	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,829
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,957
	Federal National Mortgage Association Interest STRIPS,
184	Series 293, Class 1, PO, 12/01/24	170
388	Series 314, Class 1, PO, 07/01/31	356
	Federal National Mortgage Association REMICS,
825	Series 1997-57, Class PN, 5.000%, 09/18/27	886
562	Series 1999-51, Class PH, 6.000%, 10/25/29	607
587	Series 2001-63, Class TC, 6.000%, 12/25/31	663
1,164	Series 2001-81, Class HE, 6.500%, 01/25/32	1,320
64	Series 2002-24, Class AJ, 6.000%, 04/25/17	70
1,037	Series 2002-75, Class GB, 5.500%, 11/25/32	1,198
335	Series 2002-85, Class PE, 5.500%, 12/25/32	378
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	339
399	Series 2003-21, Class OU, 5.500%, 03/25/33	446
84	Series 2003-22, Class UH, 4.000%, 12/25/32	88
244	Series 2003-23, Class CH, 5.000%, 04/25/33	273
121	Series 2003-28, Class KA, 4.250%, 03/25/22	122
54	Series 2003-32, Class BW, 5.500%, 03/25/32	57

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
925	Series 2003-41, Class BK, 5.000%, 05/25/18	1,022
400	Series 2003-48, Class TC, 5.000%, 06/25/23	448
609	Series 2003-55, Class HY, 5.000%, 06/25/23	667
787	Series 2003-63, Class YB, 5.000%, 07/25/33	884
282	Series 2003-64, Class VC, 5.000%, 03/25/16	292
1,269	Series 2003-69, Class N, 5.000%, 07/25/33	1,416
230	Series 2003-80, Class QG, 5.000%, 08/25/33	265
53	Series 2003-81, Class CB, 4.750%, 09/25/18	55
600	Series 2003-84, Class GE, 4.500%, 09/25/18	654
1,400	Series 2003-84, Class PG, 5.000%, 03/25/32	1,492
180	Series 2003-85, Class QD, 5.500%, 09/25/33	212
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,257
200	Series 2003-87, Class TJ, 4.500%, 09/25/18	216
161	Series 2003-90, Class LA, 4.250%, 02/25/22	163
338	Series 2003-94, Class CE, 5.000%, 10/25/33	365
50	Series 2003-109, Class BT, 4.500%, 08/25/22	52
222	Series 2003-113, Class KA, 4.500%, 11/25/18	227
5,000	Series 2003-129, Class ME, 5.000%, 08/25/23	5,367
103	Series 2003-131, Class CG, 5.500%, 05/25/33	110
755	Series 2003-134, Class MH, 5.000%, 06/25/33	811
361	Series 2004-30, Class CK, 4.500%, 05/25/19	370
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,159
839	Series 2004-53, Class NC, 5.500%, 07/25/24	893
1,815	Series 2004-70, Class EB, 5.000%, 10/25/24	1,984
168	Series 2004-81, Class HA, 4.250%, 10/25/24	176
75	Series 2004-89, Class MA, 4.250%, 09/25/24	76
212	Series 2004-91, Class VL, 5.000%, 05/25/23	230
1,508	Series 2005-5, Class CK, 5.000%, 01/25/35	1,614
7,593	Series 2005-22, Class HE, 5.000%, 10/25/33	8,238
259	Series 2005-28, Class BC, 5.000%, 03/25/31	266
4,284	Series 2005-29, Class WC, 4.750%, 04/25/35	4,726
1,400	Series 2005-33, Class QD, 5.000%, 01/25/34	1,542
9,225	Series 2005-44, Class PE, 5.000%, 07/25/33	10,008
1,000	Series 2005-46, Class CE, 5.000%, 03/25/24	1,058
100	Series 2005-48, Class TD, 5.500%, 06/25/35	115
865	Series 2005-51, Class ND, 5.500%, 11/25/33	932
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,167
431	Series 2005-58, Class EP, 5.500%, 07/25/35	489
191	Series 2005-62, Class CP, 4.750%, 07/25/35	207
100	Series 2005-68, Class BE, 5.250%, 08/25/35	119
983	Series 2005-68, Class PG, 5.500%, 08/25/35	1,122
336	Series 2005-84, Class TK, 5.250%, 09/25/35	350
1,033	Series 2005-86, Class AX, 5.500%, 10/25/35	1,121
690	Series 2005-86, Class WD, 5.000%, 03/25/34	757
262	Series 2005-91, Class DA, 4.500%, 10/25/20	274
558	Series 2005-99, Class AE, 5.500%, 12/25/35	583
580	Series 2005-101, Class ND, 5.000%, 06/25/34	629
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,545
393	Series 2005-110, Class GJ, 5.500%, 11/25/30	409
150	Series 2005-110, Class GL, 5.500%, 12/25/35	177
153	Series 2005-110, Class MB, 5.500%, 09/25/35	171
131	Series 2005-116, Class PB, 6.000%, 04/25/34	142
288	Series 2005-121, Class V, 4.500%, 06/25/29	312
276	Series 2006-4, Class MB, 6.000%, 01/25/31	283
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,072
107	Series 2006-9, Class DB, 5.500%, 07/25/29	108

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,085	Series 2006-22, Class CE, 4.500%, 08/25/23	1,186
236	Series 2006-30, Class GA, 5.500%, 07/25/20	249
500	Series 2006-41, Class MC, 5.500%, 07/25/35	555
5,000	Series 2006-44, Class OG, 5.500%, 12/25/34	5,521
1,695	Series 2006-45, Class NW, 5.500%, 01/25/35	1,885
576	Series 2006-49, Class PA, 6.000%, 06/25/36	648
5,000	Series 2006-53, Class CM, 5.000%, 01/25/35	5,418
1,011	Series 2006-56, Class PF, VAR, 0.607%, 07/25/36	1,014
1,135	Series 2006-57, Class PD, 5.500%, 01/25/35	1,258
455	Series 2006-63, Class QE, 5.500%, 11/25/32	475
1,735	Series 2006-65, Class TE, 5.500%, 05/25/35	1,949
411	Series 2006-78, Class AV, 6.500%, 05/25/17	422
211	Series 2006-112, Class QA, 5.500%, 03/25/33	219
81	Series 2006-129, Class PB, 5.500%, 04/25/32	83
207	Series 2007-33, Class HE, 5.500%, 04/25/37	235
6,852	Series 2007-63, Class PC, 5.500%, 07/25/36	7,559
192	Series 2007-65, Class KI, IF, IO, 6.363%, 07/25/37	30
495	Series 2007-68, Class KA, 6.000%, 12/25/33	523
1,000	Series 2007-68, Class PB, 5.500%, 06/25/36	1,108
1,500	Series 2007-71, Class GB, 6.000%, 07/25/37	1,728
1,224	Series 2007-71, Class KP, 5.500%, 07/25/37	1,370
467	Series 2007-75, Class VA, 5.000%, 08/25/18	495
7,200	Series 2007-76, Class PK, 6.000%, 06/25/36	7,935
640	Series 2007-77, Class TC, 5.500%, 09/25/34	684
405	Series 2007-77, Class TD, 5.500%, 01/25/36	456
3,000	Series 2007-80, Class PB, 5.500%, 05/25/34	3,185
288	Series 2007-113, Class DB, 4.500%, 12/25/22	319
600	Series 2008-65, Class CD, 4.500%, 08/25/23	658
1,815	Series 2008-68, Class VB, 6.000%, 03/25/27	1,995
226	Series 2008-68, Class VJ, 5.500%, 07/25/19	245
825	Series 2008-68, Class VK, 5.500%, 03/25/27	925
2,820	Series 2008-68, Class VN, 5.500%, 03/25/27	3,109
4,500	Series 2008-70, Class BY, 4.000%, 08/25/23	4,905
122	Series 2008-74, Class B, 5.500%, 09/25/38	136
53	Series 2008-85, Class EA, 5.000%, 03/25/26	54
161	Series 2008-89, Class AH, 4.500%, 11/25/34	165
422	Series 2009-20, Class AM, 5.500%, 10/25/36	434
231	Series 2009-37, Class KI, IF, IO, 5.743%, 06/25/39	31
390	Series 2009-39, Class LB, 4.500%, 06/25/29	424
4,937	Series 2009-62, Class HJ, 6.000%, 05/25/39	5,433
370	Series 2009-71, Class MB, 4.500%, 09/25/24	404
3,750	Series 2009-71, Class XB, 5.000%, 03/25/38	4,188
583	Series 2009-78, Class J, 5.000%, 09/25/19	631
246	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	33
306	Series 2009-86, Class OT, PO, 10/25/37	269
150	Series 2009-86, Class PC, 5.000%, 03/25/37	163
7,775	Series 2009-92, Class AD, 6.000%, 11/25/39	8,708
400	Series 2009-96, Class CB, 4.000%, 11/25/49	420
675	Series 2009-96, Class DB, 4.000%, 11/25/29	723
1,703	Series 2009-112, Class ST, IF, IO, 5.993%, 01/25/40	211
120	Series 2010-9, Class MD, 5.000%, 02/25/38	135
3,774	Series 2010-10, Class MA, 4.500%, 04/25/34	3,951
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,392
858	Series 2010-35, Class SB, IF, IO, 6.163%, 04/25/40	99
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,631
230	Series 2010-48, Class UB, 5.000%, 06/25/36	253

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
464	Series 2010-54, Class EA, 4.500%, 06/25/40	497
525	Series 2010-56, Class BD, 5.000%, 12/25/38	584
79	Series 2010-64, Class DM, 5.000%, 06/25/40	86
347	Series 2010-64, Class EH, 5.000%, 10/25/35	369
1,285	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,421
730	Series 2010-111, Class AE, 5.500%, 04/25/38	777
7,350	Series 2010-135, Class HE, 3.000%, 01/25/21	7,665
1,274	Series 2011-22, Class MA, 6.500%, 04/25/38	1,412
4,988	Series 2011-39, Class ZA, 6.000%, 11/25/32	5,597
3,075	Series 2011-60, Class C, 4.000%, 10/25/39	3,068
3,581	Series 2011-61, Class V, 4.500%, 08/25/22	3,926
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,216
	Federal National Mortgage Association, Other,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,810
3,661	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,740
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	160
420	Series 2002-79, Class KL, 5.500%, 11/20/32	495
164	Series 2002-88, Class PH, 5.500%, 12/16/31	173
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	117
300	Series 2003-29, Class PD, 5.500%, 04/16/33	354
1,000	Series 2003-33, Class NE, 5.500%, 04/16/33	1,145
277	Series 2003-40, Class TD, 5.000%, 03/20/33	301
294	Series 2003-65, Class AP, 5.500%, 08/20/33	339
2,000	Series 2003-77, Class TK, 5.000%, 09/16/33	2,260
445	Series 2004-16, Class GC, 5.500%, 02/20/34	526
109	Series 2004-54, Class BG, 5.500%, 07/20/34	126
188	Series 2004-75, Class NG, 5.500%, 09/20/33	199
453	Series 2004-93, Class PD, 5.000%, 11/16/34	520
400	Series 2004-101, Class BE, 5.000%, 11/20/34	457
350	Series 2005-11, Class PL, 5.000%, 02/20/35	399
2,058	Series 2005-26, Class XY, 5.500%, 03/20/35	2,419
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,143
200	Series 2005-49, Class B, 5.500%, 06/20/35	233
419	Series 2005-51, Class DC, 5.000%, 07/20/35	460
106	Series 2005-56, Class BD, 5.000%, 07/20/35	121
1,133	Series 2006-38, Class SG, IF, IO, 6.395%, 09/20/33	109
194	Series 2007-26, Class SW, IF, IO, 5.945%, 05/20/37	29
526	Series 2007-37, Class LB, 5.500%, 06/16/37	589
320	Series 2007-79, Class BL, 5.750%, 08/20/37	378
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	515
815	Series 2008-9, Class PW, 5.250%, 02/20/38	922
132	Series 2008-23, Class YA, 5.250%, 03/20/38	146
113	Series 2008-30, Class AB, 4.200%, 02/20/37	118
301	Series 2008-31, Class PK, 4.000%, 06/20/36	312
1,932	Series 2008-33, Class PB, 5.500%, 04/20/38	2,162
177	Series 2008-34, Class PG, 5.250%, 04/20/38	204
400	Series 2008-35, Class NF, 5.000%, 04/20/38	456
365	Series 2008-38, Class BE, 5.000%, 07/16/36	412
665	Series 2008-38, Class BG, 5.000%, 05/16/38	759
154	Series 2008-43, Class NB, 5.500%, 05/20/38	181
655	Series 2008-56, Class PX, 5.500%, 06/20/38	766
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,585
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,183
23	Series 2008-62, Class SA, IF, IO, 5.895%, 07/20/38	3
871	Series 2008-76, Class US, IF, IO, 5.645%, 09/20/38	119

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
837	Series 2008-95, Class DS, IF, IO, 7.045%, 12/20/38	133
1,194	Series 2009-14, Class AG, 4.500%, 03/20/39	1,301
442	Series 2009-15, Class NA, 5.000%, 12/20/38	476
256	Series 2009-61, Class AP, 4.000%, 08/20/39	269
2,031	Series 2009-72, Class SM, IF, IO, 6.000%, 08/16/39	263
1,176	Series 2009-106, Class ST, IF, IO, 5.745%, 02/20/38	175
175	Series 2010-7, Class EA, 5.000%, 06/16/38	197
567	Series 2010-14, Class QP, 6.000%, 12/20/39	614
673	Series 2010-51, Class DA, 5.000%, 01/20/40	693
767	Series 2010-157, Class OP, PO, 12/20/40	652
5,737	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	6,510
302	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	314

		423,675

	Non-Agency CMO — 1.2%
550	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	563
366	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	382
	Citigroup Mortgage Loan Trust, Inc.,
183	Series 2003-1, Class 3A4, 5.250%, 09/25/33	192
215	Series 2004-HYB4, Class WA, VAR, 2.747%, 12/25/34	201
211	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	215
	Credit Suisse Mortgage Capital Certificates,
361	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	371
1,536	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	1,529
189	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	195
951	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	1,002
1,637	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,705
	JP Morgan Mortgage Trust,
2,747	Series 2006-A2, Class 5A3, VAR, 2.648%, 11/25/33	2,515
424	Series 2007-A1, Class 5A5, VAR, 2.780%, 07/25/35	389
781	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	746
105	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	108
222	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	225
548	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	562
80	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	83
98	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	99
57	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	59
2,079	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	1,973

		13,114

	Total Collateralized Mortgage Obligations (Cost $431,915)	436,789

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	202
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	54
200	Series 2006-5, Class A4, 5.414%, 09/10/47	212
1,300	Bear Stearns Commercial Mortgage Securities, Series 2004- PWR4, Class A3, VAR, 5.468%, 06/11/41	1,405
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	416

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	52
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	966
1,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,064
	JP Morgan Chase Commercial Mortgage Securities Corp.,
1,400	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	1,357
1,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,074
1,878	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	1,987
37,565	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.312%, 12/12/49 (e)	501
	Morgan Stanley Capital I,
1,000	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,054
63,113	Series 2007-HQ11, Class X, IO, VAR, 0.425%, 02/12/44 (e)	516
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	603
	Morgan Stanley Reremic Trust,
1,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,530
2,000	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	1,999
1,033	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,045

	Total Commercial Mortgage- Backed Securities (Cost $16,213)	16,037

Corporate Bonds — 22.1%
	Consumer Discretionary — 1.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,186
40	5.000%, 03/30/20	44

		1,230

	Automobiles — 0.1%
	Daimler Finance North America LLC,
584	2.625%, 09/15/16 (e)	577
450	6.500%, 11/15/13	489

		1,066

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	85

	Media — 1.0%
	CBS Corp.,
30	7.875%, 07/30/30	37
200	8.875%, 05/15/19	255
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	574
	Comcast Corp.,
400	5.700%, 07/01/19	457
335	5.900%, 03/15/16	382
335	6.500%, 01/15/17	392
550	Cox Communications, Inc., 5.450%, 12/15/14	610
287	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	298
422	Discovery Communications LLC, 4.375%, 06/15/21	435
	News America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	718
400	7.600%, 10/11/15	454
200	7.700%, 10/30/25	241
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	498
50	8.250%, 04/01/19	62
3,425	8.750%, 02/14/19	4,308
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	660

		10,417

	Multiline Retail — 0.0% (g)
175	Nordstrom, Inc., 4.000%, 10/15/21	179

	Total Consumer Discretionary	12,977

	Consumer Staples — 1.1%
	Beverages — 0.2%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	779
	Coca-Cola Co. (The),
1,000	1.800%, 09/01/16 (e)	1,008
400	4.875%, 03/15/19	461
400	PepsiCo, Inc., 0.800%, 08/25/14	399

		2,647

	Food & Staples Retailing — 0.3%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,144
	Kroger Co. (The),
92	5.400%, 07/15/40	97
700	6.150%, 01/15/20	840
1,000	6.400%, 08/15/17	1,180

		3,261

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	42
1,192	8.500%, 06/15/19	1,429
	Cargill, Inc.,
400	6.000%, 11/27/17 (e)	470
1,000	7.350%, 03/06/19 (e)	1,258

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food Products — Continued
100	General Mills, Inc., 5.650%, 02/15/19	117
513	Kellogg Co., 3.250%, 05/21/18	534
	Kraft Foods, Inc.,
50	6.500%, 08/11/17	59
425	7.000%, 08/11/37	535

		4,444

	Household Products — 0.2%
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,800

	Total Consumer Staples	12,152

	Energy — 1.0%
	Energy Equipment & Services — 0.2%
750	Halliburton Co., 8.750%, 02/15/21	1,062
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	235
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	99
460	7.375%, 04/15/18	486

		1,882

	Oil, Gas & Consumable Fuels — 0.8%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	64
	Apache Corp.,
550	6.000%, 09/15/13	601
400	6.900%, 09/15/18	505
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	931
500	5.900%, 02/01/18	582
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	496
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,514
550	EnCana Corp., (Canada), 5.900%, 12/01/17	617
139	Occidental Petroleum Corp., 1.750%, 02/15/17	139
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	47
1,555	4.300%, 09/22/19	1,759
40	4.375%, 03/25/20	46
1,200	Statoil ASA, (Norway), 3.125%, 08/17/17	1,258
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	234
	Total Capital S.A., (France),
240	2.300%, 03/15/16	246
148	4.125%, 01/28/21	158

		9,197

	Total Energy	11,079

	Financials — 10.4%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,380
155	4.600%, 01/15/20	166
200	BlackRock, Inc., 6.250%, 09/15/17	230
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	43
	Credit Suisse USA, Inc.,
80	5.125%, 08/15/15	84
350	5.850%, 08/16/16	375
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	85
112	3.700%, 08/01/15	108
196	5.250%, 07/27/21	181
900	5.375%, 03/15/20	849
1,195	6.000%, 06/15/20	1,166
5,150	7.500%, 02/15/19	5,497
1,600	Jefferies Group, Inc., 8.500%, 07/15/19	1,488
200	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	210
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	575
2,000	6.875%, 04/25/18	1,893
	Morgan Stanley,
323	3.450%, 11/02/15	289
50	5.300%, 03/01/13	50
1,000	5.450%, 01/09/17	922
331	5.500%, 07/24/20	284
2,500	5.625%, 09/23/19	2,184
510	5.750%, 01/25/21	456
1,400	6.000%, 04/28/15	1,362
1,700	7.300%, 05/13/19	1,674
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	264
300	5.000%, 03/04/15	300
1,900	UBS AG, (Switzerland), 5.750%, 04/25/18	1,949

		24,147

	Commercial Banks — 3.4%
494	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	493
400	Bank of Nova Scotia, (Canada), 4.375%, 01/13/21	430
	Barclays Bank plc, (United Kingdom),
250	5.125%, 01/08/20	244
475	5.200%, 07/10/14	492
2,650	6.750%, 05/22/19	2,822
	BB&T Corp.,
705	3.200%, 03/15/16	728
100	3.850%, 07/27/12 (m)	102
60	3.950%, 04/29/16	64
500	5.200%, 12/23/15	537

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
319	5.700%, 04/30/14	349
	Credit Suisse, (Switzerland),
250	4.375%, 08/05/20	241
1,000	5.400%, 01/14/20	913
3,900	6.000%, 02/15/18	3,779
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	500
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	304
1,400	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	1,417
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,404
	HSBC Bank plc, (United Kingdom),
946	1.625%, 07/07/14 (e)	936
523	3.100%, 05/24/16 (e)	521
1,100	4.750%, 01/19/21 (e)	1,117
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,033
900	KeyCorp, 6.500%, 05/14/13	953
	Manufacturers & Traders Trust Co.,
1,000	6.625%, 12/04/17	1,147
700	VAR, 1.872%, 04/01/13	699
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	992
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	253
	National City Corp.,
400	4.900%, 01/15/15	430
100	6.875%, 05/15/19	115
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	500
	PNC Funding Corp.,
100	3.000%, 05/19/14	104
50	5.125%, 02/08/20	55
50	5.250%, 11/15/15	54
50	5.625%, 02/01/17	55
725	6.700%, 06/10/19	867
	Rabobank Nederland N.V., (Netherlands),
114	2.125%, 10/13/15	113
350	4.500%, 01/11/21	365
	SunTrust Banks, Inc.,
800	3.600%, 04/15/16	802
280	5.250%, 11/05/12	288
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	705
1,041	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	1,054
	U.S. Bancorp,
60	2.450%, 07/27/15	61
732	4.125%, 05/24/21	795
	Wachovia Bank N.A.,
500	5.000%, 08/15/15	530
1,000	6.000%, 11/15/17	1,114
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,128
3,895	5.750%, 02/01/18	4,361

		35,966

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	449
	American Express Co.,
200	6.150%, 08/28/17	226
1,820	7.000%, 03/19/18	2,130
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,808
2,800	Capital One Bank USA N.A., 8.800%, 07/15/19	3,259
460	HSBC Finance Corp., 5.000%, 06/30/15	470
250	John Deere Capital Corp., 3.150%, 10/15/21	251
1,700	Toyota Motor Credit Corp., 2.000%, 09/15/16	1,691

		10,284

	Diversified Financial Services — 2.8%
	Bank of America Corp.,
360	3.625%, 03/17/16	317
1,050	4.900%, 05/01/13	1,044
865	5.625%, 07/01/20	763
585	5.650%, 05/01/18	515
600	7.375%, 05/15/14	604
2,600	7.625%, 06/01/19	2,536
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	716
800	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	844
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	856
	Citigroup, Inc.,
619	4.587%, 12/15/15	620
490	4.750%, 05/19/15	493
829	5.375%, 08/09/20	832
5,400	8.500%, 05/22/19	6,248
131	CME Group, Inc., 5.750%, 02/15/14	143
315	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	314
	FUEL Trust,
757	3.984%, 06/15/16 (e)	736
240	4.207%, 04/15/16 (e)	236
	General Electric Capital Corp.,
337	2.250%, 11/09/15	334
125	4.375%, 09/16/20	124
6,700	4.625%, 01/07/21	6,653
331	5.300%, 02/11/21	339
1,600	5.500%, 01/08/20	1,718
80	5.625%, 09/15/17	88
850	5.625%, 05/01/18	929

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
70	5.875%, 01/14/38	69
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,069
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	928

		30,068

	Insurance — 0.8%
500	Aflac, Inc., 8.500%, 05/15/19 Aon Corp.,	603
621	3.125%, 05/27/16	623
94	3.500%, 09/30/15	96
1,372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,392
	Berkshire Hathaway Finance Corp.,
267	2.450%, 12/15/15	275
2,160	5.400%, 05/15/18	2,459
	CNA Financial Corp.,
50	5.850%, 12/15/14	52
860	5.875%, 08/15/20	863
420	6.500%, 08/15/16	450
268	Lincoln National Corp., 4.850%, 06/24/21	255
400	Metropolitan Life Global Funding I, 3.125%, 01/11/16 (e)	402
800	New York Life Global Funding, 5.375%, 09/15/13 (e)	856

		8,326

	Real Estate Investment Trusts (REITs) — 0.1%
200	Simon Property Group LP, 6.125%, 05/30/18	227
700	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	768

		995

	Thrifts & Mortgage Finance — 0.0% (g)
400	Countrywide Financial Corp., 6.250%, 05/15/16	372

	Total Financials	110,158

	Health Care — 0.3%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,350

	Health Care Providers & Services — 0.2%
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,444
187	UnitedHealth Group, Inc., 3.375%, 11/15/21	186

		1,630

	Total Health Care	2,980

	Industrials — 2.1%
	Aerospace & Defense — 0.4%
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,328
850	Lockheed Martin Corp., 4.250%, 11/15/19	887
325	Northrop Grumman Corp., 5.050%, 08/01/19	358
1,550	United Technologies Corp., 6.125%, 02/01/19	1,888

		4,461

	Airlines — 0.1%
109	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	93
698	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	671
372	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	382
57	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	57
104	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	104

		1,307

	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
200	5.000%, 03/15/15	212
100	6.250%, 03/15/19	107
	Waste Management, Inc.,
242	4.600%, 03/01/21	259
150	4.750%, 06/30/20	161

		739

	Construction & Engineering — 0.0% (g)
526	Fluor Corp., 3.375%, 09/15/21	523

	Industrial Conglomerates — 0.2%
480	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	549
1,000	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	1,226

		1,775

	Machinery — 0.2%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	962
30	7.900%, 12/15/18	40
784	Danaher Corp., 3.900%, 06/23/21	856
700	Deere & Co., 4.375%, 10/16/19	775

	Burlington Northern Santa Fe LLC,	2,633

	Road & Rail — 1.1%
125	3.600%, 09/01/20	129
2,000	4.100%, 06/01/21	2,126
	CSX Corp.,
3,000	6.250%, 03/15/18	3,563
230	7.375%, 02/01/19	286

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — Continued
	Norfolk Southern Corp.,
829	3.250%, 12/01/21	824
300	7.800%, 05/15/27	426
	Ryder System, Inc.,
535	3.500%, 06/01/17	550
100	3.600%, 03/01/16	104
	Union Pacific Corp.,
1,931	4.163%, 07/15/22	2,055
142	5.450%, 01/31/13	149

		10,212

	Total Industrials	21,650

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	200
250	5.500%, 02/22/16	289

		489

	Computers & Peripherals — 0.5%
1,400	Dell, Inc., 4.625%, 04/01/21	1,461
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	958
1,100	4.750%, 06/02/14	1,179
30	6.125%, 03/01/14	33
	International Business Machines Corp.,
629	1.950%, 07/22/16	640
40	8.375%, 11/01/19	56

		4,327

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
350	3.375%, 11/01/15	349
155	6.000%, 04/01/20	165
200	6.875%, 07/01/13	216
500	7.500%, 01/15/27	538

		1,268

	Internet Software & Services — 0.1%
1,250	eBay, Inc., 3.250%, 10/15/20	1,229

	Office Electronics — 0.1%
1,250	Xerox Corp., 5.625%, 12/15/19	1,348

	Semiconductors & Semiconductor Equipment — 0.1%
651	Intel Corp., 3.300%, 10/01/21	661
837	Texas Instruments, Inc., 2.375%, 05/16/16	866

		1,527

	Software — 0.2%
185	Intuit, Inc., 5.750%, 03/15/17	207
1,500	Microsoft Corp., 4.200%, 06/01/19	1,693
50	Oracle Corp., 6.500%, 04/15/38	65

		1,965

	Total Information Technology	12,153

	Materials — 0.7%
	Chemicals — 0.6%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	90
325	5.900%, 02/15/15	360
32	8.550%, 05/15/19	40
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	241
1,500	6.000%, 07/15/18	1,815
660	Mosaic Co. (The), 3.750%, 11/15/21	659
	PPG Industries, Inc.,
550	3.600%, 11/15/20	561
50	5.750%, 03/15/13	53
1,325	6.650%, 03/15/18	1,589
25	7.400%, 08/15/19	31
	Praxair, Inc.,
100	4.625%, 03/30/15	110
240	5.200%, 03/15/17	276
400	Union Carbide Corp., 7.500%, 06/01/25	473

		6,298

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	328

	Metals & Mining — 0.1%
172	Nucor Corp., 5.850%, 06/01/18	203
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	38
800	4.125%, 05/20/21	833
120	8.950%, 05/01/14	140

		1,214

	Total Materials	7,840

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
1,500	4.450%, 05/15/21	1,583
1,000	5.500%, 02/01/18	1,141
850	5.600%, 05/15/18	975
1,200	CenturyLink, Inc., 6.450%, 06/15/21	1,157
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18 France Telecom S.A., (France),	1,058
525	2.750%, 09/14/16	516
50	8.500%, 03/01/31	69
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	384
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	102
400	6.221%, 07/03/17	396
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	2,014
245	5.550%, 02/15/16	278

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,055	8.750%, 11/01/18	2,737

		12,410

	Wireless Telecommunication Services — 0.1%
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,013
500	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	576

		1,589

	Total Telecommunication Services	13,999

	Utilities — 2.9%
	Electric Utilities — 2.2%
800	Appalachian Power Co., 4.600%, 03/30/21	865
800	CenterPoint Energy Houston Electric LLC, 7.000%, 03/01/14	902
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	880
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	242
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,165
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,351
50	6.450%, 10/15/32	64
233	Duke Energy Corp., 3.550%, 09/15/21	238
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	171
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	362
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	184
3,700	Georgia Power Co., 4.250%, 12/01/19	4,077
263	Great Plains Energy, Inc., 4.850%, 06/01/21	273
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
1,000	Nevada Power Co., 6.500%, 08/01/18	1,198
40	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	48
100	Nisource Finance Corp., 6.800%, 01/15/19	116
	Pacific Gas & Electric Co.,
424	3.250%, 09/15/21	423
50	6.050%, 03/01/34	60
200	PacifiCorp, 5.650%, 07/15/18	238
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,709
490	Progress Energy, Inc., 4.400%, 01/15/21	529
74	Public Service Co. of Colorado, 3.200%, 11/15/20	75
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	235
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,050
650	5.500%, 08/15/18	772
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,156
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	2,032
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	57
70	8.000%, 10/01/19	87

		22,615

	Gas Utilities — 0.1%
939	AGL Capital Corp., 3.500%, 09/15/21	929
30	Atmos Energy Corp., 4.950%, 10/15/14	33
300	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	377

		1,339

	Independent Power Producers & Energy Traders — 0.0% (g)
500	PSEG Power LLC, 4.150%, 09/15/21	509

	Multi-Utilities — 0.4%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	583
350	Dominion Resources, Inc., 5.200%, 08/15/19	399
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12 (m)	185
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
500	2.000%, 03/15/14	506
1,400	9.800%, 02/15/19	1,886

		3,566

	Water Utilities — 0.2%
1,700	American Water Capital Corp., 6.085%, 10/15/17	1,970

	Total Utilities	29,999

	Total Corporate Bonds (Cost $236,589)	234,987

Mortgage Pass-Through Securities — 4.9%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
12,326	5.500%, 01/01/24 - 02/01/24	13,361

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,029	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	1,112
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,351	4.500%, 05/01/41	4,587
852	5.000%, 10/01/33	913
27	6.000%, 12/01/36	30
	Federal National Mortgage Association, 15 Year, Single Family,
361	6.000%, 10/01/19 - 01/01/24	391
	Federal National Mortgage Association, 30 Year, Single Family,
3,780	5.000%, 03/01/36 - 08/01/40	4,067
3,044	6.000%, 12/01/32 - 04/01/35	3,379
574	6.500%, 10/01/37 - 10/01/38	641
342	7.000%, 04/01/37	388
	Federal National Mortgage Association, Other,
1,373	2.573%, 10/01/17	1,401
1,500	3.482%, 11/01/20	1,558
3,500	3.492%, 01/01/18	3,689
1,750	3.590%, 10/01/20	1,842
1,000	3.596%, 12/01/20	1,045
4,987	3.730%, 06/01/18	5,363
1,730	3.937%, 01/01/19	1,855
1,294	3.988%, 07/01/21	1,383
1,000	4.402%, 07/01/21	1,095
1,988	4.474%, 04/01/21	2,249
787	4.515%, 02/01/20	870
992	4.794%, 01/01/21	1,109

	Total Mortgage Pass-Through Securities (Cost $51,291)	52,328

Supranational — 0.1%
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $646)	647

U.S. Government Agency Securities — 24.4%
38,700	Federal Home Loan Banks, 1.750%, 09/11/15	39,872
	Federal Home Loan Mortgage Corp.,
30,000	1.375%, 02/25/14	30,493
5,000	2.125%, 03/23/12 (m)	5,031
28,800	2.875%, 02/09/15	30,717
8,700	3.750%, 03/27/19	9,791
20,000	4.500%, 01/15/14	21,661
20,000	5.125%, 11/17/17	23,931
	Federal National Mortgage Association,
30,000	0.500%, 10/30/12 (m)	30,077
11,000	1.000%, 04/04/12	11,034
14,000	1.500%, 06/26/13	14,257
36,500	4.875%, 12/15/16	42,717

	Total U.S. Government Agency Securities (Cost $252,611)	259,581

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
44,719	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) + (Cost $44,719)	44,719

	Total Investments —99.6% (Cost $1,049,493)	1,060,612
	Other Assets in Excess of Liabilities — 0.4%	4,619

	NET ASSETS — 100.0%	$1,065,231

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
+	—	Approximately $6,180,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,151
Aggregate gross unrealized depreciation	(8,032)

Net unrealized appreciation/depreciation	$11,119

Federal income tax cost of investments	$1,049,493

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,719	$1,015,893	$—	$1,060,612
Total Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$4,678	$—	$4,678
Total Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(6,240)	$—	$(6,240)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	6/24/2014	$15,000	$259
Barclays Bank plc	2.095% at termination	CPI-U at termination	5/24/2016	7,000	71
BNP Paribas S.A.	1.970% at termination	CPI-U at termination	1/31/2014	47,000	502
BNP Paribas S.A.	2.125% at termination	CPI-U at termination	1/25/2015	60,000	471
Citibank, N.A.	1.470% at termination	CPI-U at termination	8/26/2015	40,000	1,746
Citibank, N.A.	2.735% at termination	CPI-U at termination	3/2/2021	15,000	(423)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	6/8/2015	8,000	84
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	6/2/2016	120,000	(1,362)
Deutsche Bank AG, New York	2.720% at termination	CPI-U at termination	4/1/2021	21,000	(579)
Deutsche Bank AG, New York	2.625% at termination	CPI-U at termination	6/27/2021	25,000	(655)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	4/28/2016	104,000	(1,872)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	8/30/2016	100,000	816
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	2/16/2014	50,000	321
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	2/16/2015	50,000	260
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	8/2/2015	77,000	(1,127)
Royal Bank of Scotland	2.210% at termination	CPI-U at termination	6/24/2017	15,000	148
UBS Warburg	1.840% at termination	CPI-U at termination	6/24/2013	25,000	(58)
UBS Warburg	1.770% at termination	CPI-U at termination	6/27/2013	25,000	(32)
UBS Warburg	2.438% at termination	CPI-U at termination	3/2/2016	20,000	(132)
					$(1,562)

Swaps — The Fund engages in various swap transactions, including inflation-linked, price lock and interest rate swaps, to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.2%
	Alabama — 0.5%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,765

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	2,060
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,151
1,000	Series B, GO, 5.000%, 09/01/26	1,107

		4,318

	Prerefunded — 0.2%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,155

	Total Alabama	23,238

	Alaska — 0.6%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	14,321

	Other Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	9,511

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,134
1,000	Series 1, Rev., 5.375%, 09/01/25	1,117
1,000	Series 1, Rev., 5.500%, 09/01/27	1,111

		3,362

	Total Alaska	27,194

	Arizona — 2.6%
	Certificate of Participation/Lease — 0.5%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	17,507
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,419
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,820
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,122

		25,868

	General Obligation — 0.2%
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,397
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,078
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,774

		7,249

	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,131
3,000	Series D, Rev., 5.000%, 01/01/14	3,232
2,500	Series D, Rev., 5.000%, 01/01/23	2,685
5,000	Series D, Rev., 5.000%, 01/01/24	5,340
10,000	Series D, Rev., 5.500%, 01/01/19	11,429
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.140%, 02/02/15	4,657
580	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	580
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,077

		32,131

	Prerefunded — 0.5%
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	16,251
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,358
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	971

		22,580

	Special Tax — 0.4%
5,000	Glendale Western Loop 101 Public Facilities Corp.,
	Series A, Rev., 6.250%, 07/01/38	5,155
10,250	Series A, Rev., 7.000%, 07/01/28	10,817
5,000	Series A, Rev., 7.000%, 07/01/33	5,248

		21,220

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,744
4,675	Series B, Rev., 5.000%, 07/01/16	5,375

		11,119

	Utility — 0.1%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/20	1,164

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — Continued
500	Series A, Rev., 5.000%, 01/01/21	587
1,000	Series A, Rev., 5.000%, 01/01/22	1,138

		2,889

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,133

	Total Arizona	124,189

	California — 10.9%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,138
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,320
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/18	1,933
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,896
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,158
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,335
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,030
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,536
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,519
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,684
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,823
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,347
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,462
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,583
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	5,014
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/19	1,761

		36,539

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,098
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,757
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	557
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	647
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,572
5,000	Series O, Rev., 5.750%, 05/15/30	5,694
10,000	Series O, Rev., 5.750%, 05/15/34	11,112

		35,437

	General Obligation — 5.6%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	948
2,000	GO, Zero Coupon, 05/01/18	1,625
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	996
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	8,736
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,338
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,937
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,275
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,587
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,512
6,120	Series I, GO, 5.250%, 07/01/23	7,023

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
30,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	32,394
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/12 (p)	3,076
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,188
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,757
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,503
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/23	9,302
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	286
	State of California,
6,875	GO, 5.000%, 11/01/15	7,727
5,000	GO, 5.000%, 08/01/16	5,683
8,545	GO, 5.000%, 02/01/21	9,023
1,650	GO, 5.000%, 08/01/22	1,767
5,000	GO, 5.125%, 04/01/23	5,271
3,000	GO, 5.250%, 02/01/18	3,136
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,238
3,590	GO, NATL-RE, 5.250%, 02/01/26	3,728
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,371
4,655	Series 2, GO, 5.000%, 09/01/20	5,134
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	8,270
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	28,560
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,674
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	27
15,000	GO, 5.000%, 04/01/17	17,120
6,790	GO, 5.500%, 04/01/18	7,974
6,800	GO, 5.500%, 04/01/21	7,838
15,000	GO, 5.625%, 04/01/26	16,636
6,685	GO, 6.500%, 04/01/33	7,789
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,969
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,816
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/23	3,062
5,695	Series A, GO, AGM, 5.000%, 08/01/25	6,033

		264,329

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,268
2,450	Series C, Rev., 6.500%, 10/01/33	2,790
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,407
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,092
1,000	Rev., 5.250%, 11/15/23	1,016

		15,573

	Other Revenue — 0.3%
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,217
6,490	California State University, Series A, Rev., AGM, 4.750%, 11/01/23	6,735
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,463
2,000	Rev., AGM, 5.000%, 08/01/20	2,308

		12,723

	Prerefunded — 1.8%
35	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	46
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	533
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	24,258
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,151
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,661
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,024

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,331
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	4,361
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	13,839
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	12,613
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,269
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	872
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,430
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,263
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,807

		87,458

	Transportation — 0.2%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	5,075
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/18	2,267
3,230	Los Angeles Department of Airports, Ontario International, Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,359

		10,701

	Utility — 0.4%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,509
9,545	Series A, Rev., 5.250%, 11/15/22	9,545
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,257

		17,311

	Water & Sewer — 0.8%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	1,962
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	862
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,699
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	2,927
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,035
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,140
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,266
7,560	Los Angeles Wastewater System, Subseries A, Rev., NATL-RE, 4.200%, 06/01/17	7,857
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,031
2,165	Series A, Rev., 5.000%, 05/15/22	2,465
6,200	Series A, Rev., 5.000%, 05/15/23	6,993
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,117

		40,354

	Total California	520,425

	Colorado — 4.1%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,454

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p)	2,136
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	603
1,480	Series A, Rev., 5.500%, 06/01/26	1,684
750	Series A, Rev., 5.750%, 06/01/28	857

		5,280

	General Obligation — 1.6%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/26	27,880
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,444
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,851

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
4,750	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,571
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	22,240
9,500	GO, 5.000%, 12/15/22	11,558

		76,544

	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,041
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	640
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	891
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	649
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/17	1,265

		4,486

	Housing — 0.0% (g)
10	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/12	10

	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,491

	Prerefunded — 1.6%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	40,079
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	16,857
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	7,290
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,786
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,903
2,250	University of Colorado, Enterprise System,
	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,304
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,073

		75,292

	Transportation — 0.5%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	8,873
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,261
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,492
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	2,598

		20,224

	Total Colorado	192,781

	Connecticut — 1.0%
	General Obligation — 0.6%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	8,071
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,620
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,425
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,301
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,213

		26,630

	Hospital — 0.1%
3,585	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,603

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	891
1,040	Rev., AGM, 5.000%, 06/15/15	1,169
1,200	Rev., AGM, 5.000%, 06/15/16	1,379
1,260	Rev., AGM, 5.000%, 06/15/17	1,461
1,320	Rev., AGM, 5.000%, 06/15/18	1,509

		6,409

	Other Revenue — 0.0% (g)
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,382

	Prerefunded — 0.2%
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	3,974
3,355	State of Connecticut, Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,656

		7,360

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — 0.0% (g)
2,250	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,348

	Transportation — 0.0% (g)
475	State of Connecticut, Transportation Infrastructure, Series B, Rev.,NATL-RE-IBC, 6.125%, 09/01/12	491

	Total Connecticut	49,493

	Delaware — 0.4%
	Education — 0.1%
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,602
1,250	Series B, Rev., 4.000%, 11/01/14	1,369

		2,971

	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,414
2,000	GO, 5.000%, 07/01/23	2,383
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,240
4,000	Series B, GO, 5.000%, 07/01/22	4,999
3,710	Series B, GO, 5.000%, 07/01/23	4,636

		15,672

	Total Delaware	18,643

	District of Columbia — 0.3%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,083
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,212
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,812

		7,107

	Other Revenue — 0.2%
2,700	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,701
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	5,892

		8,593

	Total District of Columbia	15,700

	Florida — 4.8%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 08/01/15	5,363
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,352
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	4,307

		16,022

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,391

	General Obligation — 2.3%
4,500	Florida State Board of Education, Series A, GO, 5.000%, 06/01/23	5,232
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,418
1,260	Series D, GO, 5.500%, 06/01/18	1,551
4,515	Series E, GO, 5.000%, 06/01/19	5,458
4,740	Series E, GO, 5.000%, 06/01/20	5,762
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,555
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/21	5,436
34,600	Series D, GO, 5.000%, 06/01/24	39,960
25,000	Series D, GO, 5.000%, 06/01/25	28,482
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,584
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,859
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,709

		109,006

	Housing — 0.3%
	Florida Housing Finance Corp., Homeowner Mortgage,
5,290	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	5,720
3,465	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	3,761
1,725	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,856

		11,337

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/12 (p)	8,407

	Other Revenue — 0.8%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,512
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	582
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,722
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,382
17,975	Florida State Department of Environmental Protection, Series B, Rev., 5.000%, 07/01/20	20,892
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,259

		37,349

	Special Tax — 0.2%
	City of Port St. Lucie,
2,730	Rev., AGC, 5.000%, 09/01/17	3,169
2,770	Rev., AGC, 5.000%, 09/01/19	3,177
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/01/32	200
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,738
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,392

		10,676

	Transportation — 0.2%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	1,082
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	3,938
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,842

		7,862

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	5,253
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,563

		14,816

	Total Florida	225,866

	Georgia — 3.2%
	Certificate of Participation/Lease — 0.1%
2,850	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	2,990

	General Obligation — 1.5%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,444
2,500	GO, 5.000%, 02/01/25	2,882
2,000	GO, 5.000%, 02/01/26	2,277
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,777
4,800	GO, 5.000%, 02/01/18 (p)	5,768
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,723
10,000	Series B, GO, 5.000%, 01/01/20	12,098
6,585	Series C, GO, 5.500%, 07/01/14	7,412
6,000	Series C, GO, 5.500%, 07/01/15	6,723
9,300	Series D, GO, 5.000%, 08/01/12 (p)	9,594
7,515	Series G, GO, 5.000%, 10/01/16	8,893

		69,591

	Other Revenue — 0.6%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,199
1,960	Rev., 5.000%, 12/01/22	2,308
1,000	Rev., 5.000%, 12/01/23	1,159
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,995
5,500	Dekalb County, Water & Sewage, Series B, Rev., 5.250%, 10/01/26	6,081
7,000	Fulton County Water & Sewerage Revenue Refunding, Rev., 5.000%, 01/01/22	8,265

		30,007

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,436

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,915
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,813

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — Continued
2,100	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,426

		11,154

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,509

	Water & Sewer — 0.8%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,453
6,565	Rev., 5.000%, 07/01/21	7,853
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	5,450
8,660	Series B, Rev., 5.250%, 10/01/23	9,768
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	6,025

		36,549

	Total Georgia	153,236

	Hawaii — 0.9%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	3,735
1,000	Series DK, GO, 5.000%, 05/01/21	1,160
11,810	Series DR, GO, 5.000%, 06/01/15	13,444
5,000	Series DY, GO, 5.000%, 02/01/19	6,032

		24,371

	Transportation — 0.4%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,303
5,915	Rev., 5.000%, 01/01/20	6,983
520	Rev., 5.250%, 01/01/18	628
5,120	Rev., 5.250%, 01/01/21	6,040
2,450	Rev., 6.000%, 01/01/29	2,798

		17,752

	Total Hawaii	42,123

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	13,889

	Illinois — 4.2%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,232
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,892
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,095
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,623

		10,842

	General Obligation — 1.6%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,413
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	8,023
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 11/15/14	4,454
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,196
1,000	GO, AGC, 5.500%, 12/01/19	1,175
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	3,235
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,655
1,080	Lake County Community High School District No. 124, Grant School Building, GO, 5.000%, 12/01/16	1,253
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,555
355	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	363
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,578
4,130	GO, 5.000%, 01/01/21	4,452
8,885	Series A, GO, 5.000%, 03/01/19	9,443
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/17	5,719
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,240
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,881

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,250	GO, 5.750%, 06/01/25	1,390
1,000	GO, 5.750%, 06/01/26	1,108
1,000	GO, 5.750%, 06/01/27	1,103
1,000	GO, 5.750%, 06/01/28	1,097
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,633
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,712
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,564

		78,242

	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,074
3,050	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,272

		8,346

	Other Revenue — 0.8%
4,000	Illinois Finance Authority, Disposal-Waste Management Incorporate Project, Rev., VAR, 1.125%, 10/01/12	4,016
	Railsplitter Tobacco Settlement Authority,
5,500	Rev., 5.250%, 06/01/20	5,975
10,000	Rev., 5.250%, 06/01/21	10,783
15,000	Rev., 5.500%, 06/01/23	15,994

		36,768

	Prerefunded — 0.6%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,449
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,226
1,000	GO, 7.250%, 12/01/12 (p)	1,069
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,197
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,025

		25,966

	Special Tax — 0.0% (g)
900	State of Illinois, Series P, Rev., 6.500%, 06/15/13	941

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,306
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,731
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,262
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	13,965
2,350	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	2,400

		36,664

	Total Illinois	197,769

	Indiana — 1.2%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,252
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,742
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,131
1,155	Rev., COP, 5.000%, 07/15/13	1,232
990	Rev., COP, 5.000%, 07/15/14	1,088

		8,445

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,371

	Other Revenue — 0.7%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,178
	Indiana Finance Authority, State Revolving Fund Program,
5,205	Series A, Rev., 5.000%, 02/01/30	5,714
18,805	Series C, Rev., 5.000%, 02/01/21	22,367
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,671

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,852

		33,782

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,181

	Transportation — 0.1%
1,285	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	1,317
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,338

		4,655

	Total Indiana	56,434

	Iowa — 0.2%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	8,020
500	State of Iowa, Vision Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	612

		8,632

	Housing — 0.0% (g)
1,310	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,403

	Prerefunded — 0.0% (g)
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,045

	Total Iowa	11,080

	Kansas — 2.5%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,870
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,369
1,625	Junction City, Public Improvements, Series DP, GO, AMBAC, 5.000%, 09/01/21	1,706

		10,945

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,506

	Other Revenue — 0.8%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,420
2,500	Series A, Rev., 5.000%, 09/01/18	3,053
7,000	Series A, Rev., 5.000%, 09/01/19	8,620
7,000	Series A, Rev., 5.000%, 09/01/20	8,647
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,383
3,800	Series A, Rev., 5.000%, 09/01/22	4,467

		38,590

	Prerefunded — 1.3%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,307
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,123
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	23,044
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	23,505
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	6,615

		61,594

	Total Kansas	116,635

	Kentucky — 1.6%
	Certificate of Participation/Lease — 0.3%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,071
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,130
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,034
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,209
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,789

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,170
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,367
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,132
1,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	1,396
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,696

		12,994

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/21	2,323
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,669
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,741

		5,733

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,105

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,130

	Housing — 0.0% (g)
425	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 02/01/14	426

	Other Revenue — 0.3%
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
6,915	Series A, Rev., 5.000%, 07/01/18	8,229
5,145	Series A, Rev., 5.000%, 07/01/27	5,685

		13,914

	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,080
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,055
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	575

		8,710

	Transportation — 0.1%
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,159
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,041
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,035

		3,235

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,205

	Water & Sewer — 0.5%
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,773
12,720	Series A, Rev., 4.000%, 11/15/13	13,597
4,170	Series A, Rev., 5.000%, 11/15/19	5,153
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,696
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,132

		23,351

	Total Kentucky	73,803

	Louisiana — 2.4%
	General Obligation — 0.2%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12 (p)	1,136
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,312
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,124
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,189
	State of Louisiana,
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/15	1,004
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,800
1,500	Series C, GO, AGM, 5.000%, 05/01/17	1,727

		11,292

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,513
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,137

		2,650

	Housing — 0.1%
513	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	557
1,825	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,961

		2,518

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,905	Rev., AMBAC, 5.250%, 12/01/18	1,971

3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,536

1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,982
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,105
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.890%, 06/01/13	5,007

		13,601

	Prerefunded — 1.0%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,093
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	14,808
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	14,725
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	12,176
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,424

		47,226

	Special Tax — 0.7%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	4,915
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/22	1,066
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,193
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,769
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,812
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,650
4,270	Parish of East Baton Rouge, Road and Street Improvements, Rev., AGC, 5.000%, 08/01/20	4,985
2,125	Rev., AGC, 5.000%, 08/01/21	2,449
2,000	Rev., AGC, 5.000%, 08/01/22	2,272
3,490	Rev., AGC, 5.250%, 08/01/19	4,234

		32,345

	Transportation — 0.0% (g)
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	946
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,443

		2,389

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,585

	Total Louisiana	113,606

	Maryland — 2.1%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,808

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 1.3%
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,045
15,570	Series A, GO, 5.000%, 11/01/16	18,478
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,035
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	1,615
12,945	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/15	14,880
5,000	State of Maryland, State Local Facilities, GO, 5.000%, 03/01/21	6,091

		61,144

	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,612

	Private Placement — 0.1%
3,947	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	4,016

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,173
2,915	Rev., 5.000%, 06/15/16	3,411
3,060	Rev., 5.000%, 06/15/17	3,643
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,756

		21,983

	Total Maryland	101,563

	Massachusetts — 3.1%
	Certificate of Participation/Lease — 0.4%
5,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/29	5,973
10,530	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., COP, 5.250%, 07/01/27	12,701

		18,674

	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,653
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	5,114

		6,767

	General Obligation — 0.8%
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	12,468
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,155
1,000	Series D, GO, 5.000%, 08/01/17	1,161
11,890	Series D, GO, 5.000%, 10/01/24	13,974
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,976
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,753

		36,487

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/26	619
3,260	Rev., AGM, 5.000%, 04/01/24	3,449

		4,068

	Other Revenue — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,800

	Prerefunded — 1.2%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,451
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,878
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,568
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,924
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,442
4,845	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	4,969
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,169
	University of Massachusetts Building Authority Project,
8,250	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	9,358
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,160

		56,919

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,740
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,966

		4,706

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,655
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,264

		5,919

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,945
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,137

		9,082

	Total Massachusetts	146,422

	Michigan — 1.7%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,661

	General Obligation — 0.5%
4,900	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,483
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,569
310	GO, AGC, Q-SBLF, 5.000%, 05/01/16	359
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,955
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,075
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,824
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,070
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,075
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,053
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,279
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,133

		22,875

	Housing — 0.0% (g)
163	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	166

	Other Revenue — 0.2%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,270

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,399

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,634

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,657

	Water & Sewer — 0.6%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	3,876
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,090
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,923
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12 (p)	3,128
10,400	Rev., 5.500%, 10/01/14	11,798

		29,815

	Total Michigan	81,477

	Minnesota — 1.3%
	General Obligation — 1.0%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	6,231
6,585	Series C, GO, 5.000%, 08/01/14	7,347
10,000	Series C, GO, 5.000%, 08/01/15	11,487
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,372
10,000	Series H, GO, 5.000%, 11/01/19	12,361

		49,798

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	9,116

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,079
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,890

		4,969

	Total Minnesota	63,883

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Mississippi — 1.0%
	General Obligation — 0.0% (g)
2,000	State of Mississippi, GO, 5.750%, 12/01/12	2,109

	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,395	Rev., 5.000%, 01/01/13 (p)	1,464
1,465	Rev., 5.000%, 01/01/14	1,580

		3,044

	Prerefunded — 0.9%
2,560	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39 (p)	2,745
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	32,201
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,634

		42,580

	Total Mississippi	47,733

	Missouri — 1.8%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,793
620	City of Kansas, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23	735
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	555
400	GO, AGM, 5.250%, 03/01/23	431
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,095

		4,609

	Housing — 0.1%
900	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	974
765	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	804
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	105
115	Series III, Rev., FHA, 4.800%, 12/01/12	115
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
2,120	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 5.375%, 09/01/34	2,160
740	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 09/01/34	747

		4,905

	Other Revenue — 0.8%
16,815	Missouri Highway & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22 Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,	20,897
3,645	Series B, Rev., 5.000%, 07/01/22	4,409
3,740	Series B, Rev., 5.000%, 07/01/24	4,406
3,905	Series B, Rev., 5.000%, 07/01/29	4,396
2,050	Series B, Rev., 5.000%, 07/01/30	2,293

		36,401

	Prerefunded — 0.2%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
2,685	GO, AGM, 5.250%, 03/01/22 (p)	2,968
2,100	GO, AGM, 5.250%, 03/01/23 (p)	2,321
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,105

		9,394

	Transportation — 0.4%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,349
4,065	Series A, Rev., 5.000%, 05/01/20	4,828
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,476
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	9,222

		21,875

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.2%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,851

	Total Missouri	87,035

	Montana — 0.1%
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,834
1,500	Rev., GAN, 5.000%, 06/01/23	1,681

	Total Montana	3,515

	Nebraska — 0.2%
	General Obligation — 0.1%
4,075	Douglas County School District No. 17, GO, 5.500%, 06/15/15	4,716

	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,830

	Total Nebraska	7,546

	Nevada — 0.2%
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,003

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,476

	Total Nevada	8,479

	New Hampshire — 0.1%
	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	3,062

	New Jersey — 3.9%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,122
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,673
3,300	Series A, COP, 5.000%, 06/15/21	3,489

		16,284

	Education — 0.7%
	New Jersey EDA, School Facilities Construction,
7,500	Rev., VAR, AGM, 5.000%, 09/01/14	8,163
4,000	Series O, Rev., 5.000%, 03/01/18	4,314
7,750	Series P, Rev., 5.250%, 09/01/21	8,543
4,000	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	4,337
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,079

		31,436

	General Obligation — 0.1%
	City of Harrison,
1,195	Series A, GO, AGM, Zero Coupon, 06/01/15	1,136
2,525	Series A, GO, AGM, Zero Coupon, 06/01/16	2,327
890	Freehold Regional High School District, GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,062
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	160

		4,685

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	4,198

	Other Revenue — 1.2%
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., AGM, 5.800%, 11/01/17	7,048
10,000	Series A, Rev., AGM, 5.800%, 11/01/20	11,580
8,000	Series A, Rev., AGM, 5.800%, 11/01/21	9,241
8,000	Series A, Rev., AGM, 5.800%, 11/01/23	9,225
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,060
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	60

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
1,730	Series A, Rev., 5.750%, 06/15/16	2,000
1,000	Series D, Rev., AMBAC, 5.000%, 06/15/18	1,095

		56,309

	Prerefunded — 0.8%
	New Jersey EDA, Kapkowski Road Landfill,
5,735	Series A, Rev., 6.375%, 05/15/14 (p)	6,520
	New Jersey State Turnpike Authority,
850	Rev., 5.700%, 05/01/13 (p)	886
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,657
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,360
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,401
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	11,954
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,111

		39,889

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,182

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,793
6,670	Series D, Rev., AGM, 5.000%, 06/15/19	7,282

		13,075

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,209
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,223
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,304
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,332
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,451

		6,519

	Total New Jersey	183,577

	New Mexico — 1.6%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,709

	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
905	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	985
2,540	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,764
3,150	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	3,412
590	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/33	619

		7,780

	Industrial Development Revenue/Pollution
	Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,230

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	2,066
1,645	Series B, Rev., 5.000%, 06/01/21	1,887
1,890	Series B, Rev., 5.000%, 06/01/26	2,071
2,050	Series B, Rev., 5.000%, 06/01/28	2,218
10,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/20	12,160
1,500	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,786

		22,188

	Special Tax — 0.6%
	State of New Mexico, Severance Tax,
26,275	Series A, Rev., 4.000%, 07/01/12 (p)	26,852

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,711

	Total New Mexico
		77,470

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — 12.2%
	Certificate of Participation/Lease — 0.5%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13 (p)	4,087
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., COP, 5.000%, 08/01/28	6,896
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,032
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,477
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,087

		21,579

	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,162
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,369
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	9,206
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,799
10,000	Series D, Rev., 5.000%, 03/15/17	11,461
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,947
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,790
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,478

		44,212

	General Obligation — 0.7%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	121
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	456
225	GO, 5.000%, 07/15/16	264
	New York City,
5,000	Series E, GO, 5.000%, 08/01/23	5,671
80	Series E, GO, 5.750%, 08/01/12 (p)	83
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,071
5,000	Series G, GO, 5.000%, 08/01/14	5,540
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,780
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,500
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,564
3,170	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,339

		34,389

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,365
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,656

		5,021

	Housing — 0.1%
4,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19	4,252

	Other Revenue — 5.3%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	13,485
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	15,047
18,055	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	20,564
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,663
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	8,064
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,199
120	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	126

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
4,050	New York Local Government Assistance Corp., Series C, Rev., 5.000%, 04/01/17	4,798
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	8,266
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,544
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/16	5,174
7,745	Series D, Rev., 5.375%, 06/15/17	7,952
8,325	Series D, Rev., 5.375%, 06/15/18	8,547
3,345	Subseries E, Rev., 5.375%, 06/15/13	3,438
6,600	Subseries E, Rev., 5.375%, 06/15/16	6,776
8,055	Subseries E, Rev., 5.375%, 06/15/19	8,270
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	8,253
14,050	New York State Thruway Authority, Highway & Bridge, Rev., AMBAC, 5.000%, 04/01/21	15,636
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	12,323
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,391
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facility, Rev., NATL-RE, 5.500%, 03/15/21	22,313
5,000	Port Authority of New York & New Jersey, Consolidated 148, Rev., AGM, 5.000%, 08/15/29	5,339
2,995	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/18	3,057
	Triborough Bridge & Tunnel Authority, General Purpose,
25,000	Series A, Rev., 5.000%, 01/01/26	28,482
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,986
8,265	Series B, Rev., 5.250%, 11/15/18	8,641

		249,334

	Prerefunded — 0.8%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,444
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,647
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,055
1,830	Series F, GO, 6.000%, 01/15/13 (p)	1,947
6,710	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	7,251
	New York City Transitional Finance Authority, Future Tax Secured,
3,310	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	3,421
6,505	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	6,879
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,180
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,503

		39,327

	Special Tax — 2.3%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,698
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series B, Rev., 5.000%, 11/01/21	5,983
14,510	Series B, Rev., 5.000%, 11/01/22	17,160
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,454
1,000	Series A, Rev., 5.000%, 04/01/20	1,172
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,912
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,415
17,000	Series A, Rev., 5.250%, 03/15/19	20,677
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,186
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,739
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,580
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,252
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	16,290
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,253
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,406

		107,177

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 1.0%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/32	11,614
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,046
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,562
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	2,870
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	6,013
	Triborough Bridge & Tunnel Authority, General Purpose,
5,940	Series B, Rev., 5.250%, 11/15/15	6,871
14,000	Series B, Rev., 5.250%, 11/15/16	14,645

		49,621

	Utility — 0.4%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	11,532
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,853

		18,385

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12 (p)	2,564
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	482
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,279

		5,325

	Total New York	578,622

	North Carolina — 3.1%
	Certificate of Participation/Lease — 0.0% (g)
2,355	Cabarrus County, Installment Financing Contract, Series C, COP, 4.000%, 06/01/12	2,399

	General Obligation — 2.0%
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,557
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	24,762
15,000	Series B, GO, 5.000%, 06/01/19	18,503
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/15	6,499
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,044
10,675	Series A, GO, 5.000%, 05/01/16	12,517
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,524
3,000	Series A, GO, 5.000%, 03/01/21	3,701
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,183
3,500	GO, 5.000%, 06/01/19	4,234

		96,524

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,446

	Housing — 0.0% (g)
320	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 07/01/13	321

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/13 (p)	6,450

	Other Revenue — 0.4%
3,000	Mecklenburg County Public Facilities Corp., Annual Appropriation, Rev., 5.000%, 03/01/23	3,451
	North Carolina Turnkpike Authority,
1,000	Rev., 5.000%, 07/01/15	1,137
1,525	Rev., 5.000%, 07/01/16	1,774
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,171
5,000	Series A, Rev., 5.000%, 05/01/24	5,678

		18,211

	Utility — 0.5%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,781
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,293

		22,074

	Total North Carolina	148,425

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Ohio — 1.8%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,121
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,787

		4,908

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/15	1,597

	General Obligation — 0.9%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/19	8,315
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,420
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,600
5,275	GO, 5.000%, 08/01/16	6,169
	State of Ohio, Infrastructure Improvement,
8,840	Series B, GO, 5.000%, 08/01/15	10,103
3,200	Series D, GO, 5.000%, 03/01/17	3,485
3,360	Series D, GO, 5.000%, 03/01/18	3,656
1,530	Series D, GO, 5.000%, 03/01/19	1,663
875	Warrensville Height City School District, School Improvement, GO, NATL-RE, FGIC, 7.000%, 12/01/12	919

		43,330

	Housing — 0.0% (g)
180	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	181
1,140	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,212
1,115	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 09/01/31	1,134

		2,527

	Industrial Development Revenue/Pollution Control Revenue — 0.1%

	RiverSouth Authority, RiverFront Area Redevelopment,
500	Series A, Rev., 5.250%, 12/01/17	544
2,490	Series A, Rev., 5.250%, 12/01/18	2,700

		3,244

	Other Revenue — 0.4%
	Hamilton County, Sewer System Revenue Refunding & Improvement, Greater Cincinnati,
3,175	Series A, Rev., 5.000%, 12/01/20	3,844
4,210	Series A, Rev., 5.000%, 12/01/21	5,034
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	2,804
2,000	Series B, Rev., 5.000%, 10/01/24	2,206
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,215
3,900	Ohio State Water Development Authority, Solid Waste Management Incorporate Project, Rev., VAR, 1.750%, 06/01/13	3,922

		20,025

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	8,977
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,098

		12,075

	Total Ohio	87,706

	Oklahoma — 0.6%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,446
5,790	Rev., 5.500%, 09/01/16	6,892
7,345	Rev., 5.500%, 09/01/17	8,891

		17,229

	Housing — 0.0% (g)
665	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	705

	Other Revenue — 0.2%
	Oklahoma Turnpike Authority, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,709
5,000	Series A, Rev., 5.000%, 01/01/25	5,721

		10,430

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,712

	Total Oklahoma	30,076

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Oregon — 0.3%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,865
2,200	Series A, COP, 5.000%, 05/01/25	2,406
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,648

		9,919

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 01/01/16	472

	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,149

	Water & Sewer — 0.0% (g)
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,793

	Total Oregon	16,333

	Pennsylvania — 1.7%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,073
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,535
1,065	Rev., AGM, 5.000%, 10/01/25	1,145
1,000	Rev., AGM, 5.000%, 10/01/26	1,066

		9,819

	General Obligation — 0.9%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	601
900	GO, AGM, 4.125%, 12/01/21	945
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,436
2,430	GO, 5.000%, 01/01/16 (p)	2,815
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,461
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,117
3,230	Series B, GO, AGM, 4.250%, 06/01/23	3,468
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,880
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	241
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,584
2,360	GO, AGM, 5.000%, 05/01/22	2,656
1,000	GO, AGM, 5.000%, 05/01/24	1,101
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,236
2,000	GO, AGM, 5.000%, 04/01/26	2,147
2,000	GO, AGM, 5.375%, 04/01/27	2,184
500	GO, AGM, 5.500%, 04/01/24	565

		43,437

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,705
2,150	Series A, Rev., 5.000%, 09/01/18	2,453
5,000	Series B, Rev., 5.000%, 06/15/18	5,295
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.998%, 12/01/24	3,887

		17,340

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Subseries A, Rev., AGC, 5.000%, 06/01/20	5,416

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/11 (p)	5,051

	Total Pennsylvania	81,063

	Puerto Rico — 0.4%
	Other Revenue — 0.1%
2,400	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,997
100	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	111

		3,108

	Prerefunded — 0.3%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,075
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,313

		15,388

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,627

	Total Puerto Rico	20,123

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	South Carolina — 2.0%
	Education — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
5,500	Rev., 5.000%, 12/01/16	6,061
3,000	Rev., 5.000%, 12/01/17	3,280
2,500	Rev., 5.000%, 12/01/18	2,703
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,363

		16,407

	General Obligation — 0.9%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/21	2,704
	Richland County School District No. 2,
6,000	Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/17	6,899
1,570	Series A, GO, SCSDE, 5.000%, 02/01/20	1,871
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,335
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,343
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,295
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,692

		41,139

	Other Revenue — 0.3%
3,800	Lexington County Health Services District, Inc., Rev., 5.000%, 11/01/26	4,010
4,000	South Carolina Jobs & EDA, Various Waste Management, Rev., 2.875%, 02/01/15	4,002
1,175	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,271
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.000%, 01/01/14 (p)	5,231
1,350	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	1,352

		15,866

	Prerefunded — 0.2%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	5,905
1,115	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.000%, 01/01/13 (p)	1,171

		7,076

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,407

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/24	5,004

	Total South Carolina	95,899

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
803	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	901

	Tennessee — 0.7%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,660
4,000	Series D, GO, 5.000%, 07/01/23	4,669
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,899

		18,228

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,237
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,429
1,000	Series C, Rev., 5.000%, 02/01/17	1,002

		15,668

	Total Tennessee	33,896

	Texas — 8.6%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,292

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — 0.8%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,845
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,790
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,866
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/21	2,652
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,394
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12 (p)	3,451
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,612
2,000	Series A, Rev., 5.250%, 08/15/20	2,400

		38,010

	General Obligation — 3.8%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,830
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,202
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,288
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,159
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,144
1,055	GO, AGM, 4.250%, 02/15/21	1,135
755	GO, AGM, 4.375%, 02/15/22	807
1,175	GO, AGM, 4.500%, 02/15/24	1,237
1,055	GO, AGM, 4.700%, 02/15/26	1,104
1,430	GO, AGM, 4.700%, 02/15/27	1,489
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,388
1,250	Series A, GO, 5.000%, 02/15/16	1,447
1,535	Series A, GO, 5.000%, 02/15/18	1,835
3,245	Series A, GO, 5.000%, 02/15/19	3,911
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,156
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,055
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,295
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/19	2,140
1,695	GO, AMBAC, 5.000%, 02/15/20	1,772
2,740	GO, AMBAC, 5.000%, 02/15/21	2,865
2,340	GO, AMBAC, 5.000%, 02/15/22	2,439
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,960
1,000	Deer Park Independent School District, Limited Tax, GO, AGM, 5.000%, 02/15/16	1,159
10,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	10,367
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,269
3,500	Fort Bend Independent School District, GO, 5.000%, 02/15/19	4,222
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,671
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,939
5,000	Series B, GO, 5.500%, 10/01/17	6,117
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,377
	Houston Community College System,
8,445	GO, 5.000%, 02/15/24	9,790
5,140	GO, 5.000%, 02/15/25	5,875
2,000	Irving Independent School District, GO, PSF-GTD, 5.250%, 02/15/13	2,118
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/18	2,182
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,189
1,000	GO, 5.000%, 08/15/19	1,215
3,000	GO, 5.000%, 08/15/20	3,622
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,987
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,520
10,000	Midlothian Independent School District, Various School Building, Series B, GO, VAR, PSF-GTD, 2.250%, 08/01/14	10,328
	North East Independent School District, Capital Appreciation, School Building,
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,940
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,490
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,106
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,371

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,304
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,696
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/22	2,690
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,173
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	4,054
8,925	Series A, GO, 5.000%, 10/01/15	10,280
4,000	Series A, GO, 5.000%, 10/01/17	4,793
3,475	Series A, GO, 5.000%, 10/01/18	4,218
2,000	Series A, GO, 5.000%, 10/01/20	2,411

		182,131

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,321
7,345	Series B, Rev., 7.200%, 12/01/29	7,805
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,962
2,690	Series A, Rev., 5.000%, 02/15/18	2,996

		20,084

	Other Revenue — 0.9%
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,077
5,000	City of Fort Worth, Drainage Utility System, Rev., 4.000%, 02/15/36	4,794
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,648
5,115	Rev., 5.000%, 12/15/25	5,664
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,732
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,084
3,000	Series A, Rev., 5.500%, 09/01/41	3,242
3,000	Series A, Rev., 6.000%, 09/01/41	3,400
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	16,516

		45,157

	Prerefunded — 0.9%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,616
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,836
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,265
4,100	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	4,529
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	10,848
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,489
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,561

		42,144

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,504

	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,424
5,000	Rev., 5.000%, 12/01/21	5,812
6,825	Series A, Rev., 5.000%, 12/01/17	8,167
8,950	Series A, Rev., 5.000%, 12/01/18	10,836
5,000	Series A, Rev., 5.000%, 12/01/21	5,846
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,710
3,500	Series A, Rev., 5.000%, 11/01/13	3,777
1,000	Series A, Rev., 5.000%, 11/01/22	1,089

		40,661

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,130
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,751

		5,881

	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 10/01/17	1,488
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,160
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,140
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,327

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — Continued
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,557
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,498
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/15	5,293

		21,463

	Total Texas	410,327

	Utah — 0.5%
	General Obligation — 0.1%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,231
3,950	Series C, GO, 5.000%, 04/01/20	4,810

		6,041

	Other Revenue — 0.1%
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,759
1,000	Series A, Rev., 5.000%, 08/15/17	1,191
1,000	Series A, Rev., 5.000%, 08/15/18	1,207

		4,157

	Prerefunded — 0.1%
2,290	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	2,427

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,293

	Total Utah	22,918

	Virginia — 1.6%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	6
1,000	Series A, Rev., 5.000%, 09/01/15	1,147
500	Series A, Rev., 5.000%, 09/01/16	587
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,914

		7,654

	General Obligation — 0.5%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,253
3,575	Series A, GO, 5.000%, 01/01/18	4,337
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,197
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	12,178
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,811

		24,776

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,204

	Other Revenue — 0.3%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,401
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,666
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20 (w)	5,284

		15,351

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,692
1,495	Series A, Rev., 5.000%, 05/15/18	1,712
1,835	Series A, Rev., 5.000%, 05/15/19	2,064
1,520	Series A, Rev., 5.000%, 05/15/20	1,713
2,015	Series A, Rev., 5.000%, 05/15/21	2,271
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,494
1,260	Series B, Rev., 5.000%, 05/15/19	1,417

		12,363

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,676
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,549

		13,225

	Total Virginia	75,573

	Washington — 1.7%
	General Obligation — 1.2%
7,050	King County, Sewer, GO, NATL-RE, FGIC, 5.000%, 01/01/27	7,501
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 12/01/21	3,873
	State of Washington,
7,010	GO, 5.000%, 01/01/22	8,401

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,319
4,100	Series D, GO, AGM, 5.000%, 01/01/26	4,395
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,785
5,015	Series C, GO, 5.000%, 02/01/30	5,522
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,492

		54,288

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,733

	Other Revenue — 0.4%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	14,633
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	5,733

		20,366

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,435

	Total Washington	79,822

	West Virginia — 1.1%
	Certificate of Participation/Lease — 0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 12/15/18	1,124
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 06/01/16	1,000
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,026

		4,150

	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/21	1,128
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,150
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	900
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	860
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	827
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,086

		5,951

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,238
1,000	State of West Virginia, Capital Appreciation, Infrastructure, Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	983
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,246
375	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	388
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,115

		6,970

	Hospital — 0.0% (g)
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,590

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,143
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,302
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,239

		5,684

	Prerefunded — 0.4%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,868
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	11,516

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,066
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,323

		16,773

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	556
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,140
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,161

		2,857

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	737

	Water & Sewer — 0.2%
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/01/12	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/19 (f) (i)	1,516
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,231
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,364
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,077
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,559

		8,675

	Total West Virginia	53,387

	Wisconsin — 2.1%
	General Obligation — 1.9%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,622
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,774
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,728
5,000	Series 2, GO, 5.000%, 11/01/19	6,081
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,520
16,050	Series A, GO, 5.000%, 05/01/23	18,966
13,190	Series A, GO, 5.250%, 05/01/25	15,479

		88,170

	Private Placement — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
3,750	Rev., 5.700%, 05/01/14 (f) (i)	3,849
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,766

		10,615

	Total Wisconsin	98,785

	Total Municipal Bonds (Cost $4,321,662)	4,621,722

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
90,118	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $90,118)	90,118

	Total Investments — 99.1% (Cost $4,411,780)	4,711,840
	Other Assets in Excess of Liabilities — 0.9%	41,090

	NET ASSETS — 100.0%	$4,752,930

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $17,459,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities and delayed delivery securities.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,670
Aggregate gross unrealized depreciation	(3,610)

Net unrealized appreciation/depreciation	$300,060

Federal income tax cost of investments	$4,411,780

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,765	$—	$11,765
General Obligation	—	4,318	—	4,318
Prerefunded	—	7,155	—	7,155

Total Alabama	—	23,238	—	23,238

Alaska
Certificate of Participation/Lease	—	14,321	—	14,321
Other Revenue	—	9,511	—	9,511
Utility	—	3,362	—	3,362

Total Alaska	—	27,194	—	27,194

Arizona
Certificate of Participation/Lease	—	25,868	—	25,868
General Obligation	—	7,249	—	7,249
Hospital	—	32,131	—	32,131
Prerefunded	—	22,580	—	22,580
Special Tax	—	21,220	—	21,220
Transportation	—	11,119	—	11,119
Utility	—	2,889	—	2,889
Water & Sewer	—	1,133	—	1,133

Total Arizona	—	124,189	—	124,189

California
Certificate of Participation/Lease	—	36,539	—	36,539
Education	—	35,437	—	35,437
General Obligation	—	264,329	—	264,329
Hospital	—	15,573	—	15,573
Other Revenue	—	12,723	—	12,723
Prerefunded	—	87,458	—	87,458
Transportation	—	10,701	—	10,701
Utility	—	17,311	—	17,311
Water & Sewer	—	40,354	—	40,354

Total California	—	520,425	—	520,425

Colorado
Certificate of Participation/Lease	—	5,454	—	5,454
Education	—	5,280	—	5,280
General Obligation	—	76,544	—	76,544
Hospital	—	4,486	—	4,486
Housing	—	10	—	10
Other Revenue	—	5,491	—	5,491

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$75,292	$—	$75,292
Transportation	—	20,224	—	20,224

Total Colorado	—	192,781	—	192,781

Connecticut
General Obligation	—	26,630	—	26,630
Hospital	—	3,603	—	3,603
Housing	—	6,409	—	6,409
Other Revenue	—	2,382	—	2,382
Prerefunded	—	7,630	—	7,630
Special Tax	—	2,348	—	2,348
Transportation	—	491	—	491

Total Connecticut	—	49,493	—	49,493

Delaware
Education	—	2,971	—	2,971
General Obligation	—	15,672	—	15,672

Total Delaware	—	18,643	—	18,643

District of Columbia
Certificate of Participation/Lease	—	7,107	—	7,107
Other Revenue	—	8,593	—	8,593

Total District of Columbia	—	15,700	—	15,700

Florida
Certificate of Participation/Lease	—	16,022	—	16,022
Education	—	10,391	—	10,391
General Obligation	—	109,006	—	109,006
Housing	—	11,337	—	11,337
Industrial Development Revenue/Pollution Control Revenue	—	8,407	—	8,407
Other Revenue	—	37,349	—	37,349
Special Tax	—	10,676	—	10,676
Transportation	—	7,862	—	7,862
Water & Sewer	—	14,816	—	14,816

Total Florida	—	225,866	—	225,866

Georgia
Certificate of Participation/Lease	—	2,990	—	2,990
General Obligation	—	69,591	—	69,591
Other Revenue	—	30,007	—	30,007
Prerefunded	—	1,436	—	1,436
Special Tax	—	11,154	—	11,154
Utility	—	1,509	—	1,509
Water & Sewer	—	36,549	—	36,549

Total Georgia	—	153,236	—	153,236

Hawaii
General Obligation	—	24,371	—	24,371
Transportation	—	17,752	—	17,752

Total Hawaii	—	42,123	—	42,123

Idaho
Hospital	—	13,889	—	13,889

Illinois
Education	—	10,842	—	10,842
General Obligation	—	78,242	—	78,242
Hospital	—	8,346	—	8,346
Other Revenue	—	36,768	—	36,768
Prerefunded	—	25,966	—	25,966

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Special Tax	$—	$941	$—	$941
Transportation	—	36,664	—	36,664

Total Illinois	—	197,769	—	197,769

Indiana
Certificate of Participation/Lease	—	8,445	—	8,445
Education	—	5,371	—	5,371
Other Revenue	—	33,782	—	33,782
Prerefunded	—	4,181	—	4,181
Transportation	—	4,655	—	4,655

Total Indiana	—	56,434	—	56,434

Iowa
General Obligation	—	8,632	—	8,632
Housing	—	1,403	—	1,403
Prerefunded	—	1,045	—	1,045

Total Iowa	—	11,080	—	11,080

Kansas
General Obligation	—	10,945	—	10,945
Industrial Development Revenue/Pollution Control Revenue	—	5,506	—	5,506
Other Revenue	—	38,590	—	38,590
Prerefunded	—	61,594	—	61,594

Total Kansas	—	116,635	—	116,635

Kentucky
Certificate of Participation/Lease	—	12,994	—	12,994
Education	—	5,733	—	5,733
General Obligation	—	1,105	—	1,105
Hospital	—	1,130	—	1,130
Housing	—	426	—	426
Other Revenue	—	13,914	—	13,914
Prerefunded	—	8,710	—	8,710
Transportation	—	3,235	—	3,235
Utility	—	3,205	—	3,205
Water & Sewer	—	23,351	—	23,351

Total Kentucky	—	73,803	—	73,803

Louisiana
General Obligation	—	9,980	1,312	11,292
Hospital	—	2,650	—	2,650
Housing	—	2,518	—	2,518
Other Revenue	—	13,601	—	13,601
Prerefunded	—	47,226	—	47,226
Special Tax	—	32,345	—	32,345
Transportation	—	2,389	—	2,389
Utility	—	1,585	—	1,585

Total Louisiana	—	112,294	1,312	113,606

Maryland
Education	—	5,808	—	5,808
General Obligation	—	61,144	—	61,144
Prerefunded	—	8,612	—	8,612
Private Placement	—	—	4,016	4,016
Transportation	—	21,983	—	21,983

Total Maryland	—	97,547	4,016	101,563

Massachusetts
Certificate of Participation/Lease	—	18,674	—	18,674

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Education	$—	$6,767	$—	$6,767
General Obligation	—	36,487	—	36,487
Housing	—	4,068	—	4,068
Other Revenue	—	3,800	—	3,800
Prerefunded	—	56,919	—	56,919
Special Tax	—	4,706	—	4,706
Transportation	—	5,919	—	5,919
Water & Sewer	—	9,082	—	9,082

Total Massachusetts	—	146,422	—	146,422

Michigan
Education	—	4,661	—	4,661
General Obligation	—	22,875	—	22,875
Housing	—	166	—	166
Other Revenue	—	7,270	—	7,270
Prerefunded	—	3,399	—	3,399
Special Tax	—	11,634	—	11,634
Utility	—	1,657	—	1,657
Water & Sewer	—	29,815	—	29,815

Total Michigan	—	81,477	—	81,477

Minnesota
General Obligation	—	49,798	—	49,798
Prerefunded	—	9,116	—	9,116
Utility	—	4,969	—	4,969

Total Minnesota	—	63,883	—	63,883

Mississippi
General Obligation	—	2,109	—	2,109
Other Revenue	—	3,044	—	3,044
Prerefunded	—	42,580	—	42,580

Total Mississippi	—	47,733	—	47,733

Missouri
General Obligation	—	4,609	—	4,609
Housing	—	4,905	—	4,905
Other Revenue	—	36,401	—	36,401
Prerefunded	—	9,394	—	9,394
Transportation	—	21,875	—	21,875
Water & Sewer	—	9,851	—	9,851

Total Missouri	—	87,035	—	87,035

Montana
Transportation	—	3,515	—	3,515

Nebraska
General Obligation	—	4,716	—	4,716
Utility	—	2,830	—	2,830

Total Nebraska	—	7,546	—	7,546

Nevada
Prerefunded	—	3,003	—	3,003
Water & Sewer	—	5,476	—	5,476

Total Nevada	—	8,479	—	8,479

New Hampshire
Transportation	—	3,062	—	3,062

New Jersey
Certificate of Participation/Lease	—	16,284	—	16,284
Education	—	31,436	—	31,436
General Obligation	—	4,685	—	4,685
Industrial Development Revenue/Pollution Control Revenue	—	4,198	—	4,198
Other Revenue	—	56,309	—	56,309

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$39,889	$—	$39,889
Special Tax	—	11,182	—	11,182
Transportation	—	13,075	—	13,075
Water & Sewer	—	6,519	—	6,519

Total New Jersey	—	183,577	—	183,577

New Mexico
Education	—	12,709	—	12,709
Housing	—	7,780	—	7,780
Industrial Development Revenue/Pollution Control Revenue	—	1,230	—	1,230
Other Revenue	—	22,188	—	22,188
Special Tax	—	26,852	—	26,852
Transportation	—	6,711	—	6,711

Total New Mexico	—	77,470	—	77,470

New York
Certificate of Participation/Lease	—	21,579	—	21,579
Education	—	44,212	—	44,212
General Obligation	—	34,389	—	34,389
Hospital	—	5,021	—	5,021
Housing	—	4,252	—	4,252
Other Revenue	—	249,334	—	249,334
Prerefunded	—	39,327	—	39,327
Special Tax	—	107,177	—	107,177
Transportation	—	49,621	—	49,621
Utility	—	18,385	—	18,385
Water & Sewer	—	5,325	—	5,325

Total New York	—	578,622	—	578,622

North Carolina
Certificate of Participation/Lease	—	2,399	—	2,399
General Obligation	—	96,524	—	96,524
Hospital	—	2,446	—	2,446
Housing	—	321	—	321
Industrial Development Revenue/Pollution Control Revenue	—	6,450	—	6,450
Other Revenue	—	18,211	—	18,211
Utility	—	22,074	—	22,074

Total North Carolina	—	148,425	—	148,425

Ohio
Certificate of Participation/Lease	—	4,908	—	4,908
Education	—	1,597	—	1,597
General Obligation	—	43,330	—	43,330
Housing	—	2,527	—	2,527
Industrial Development Revenue/Pollution Control Revenue	—	3,244	—	3,244
Other Revenue	—	20,025	—	20,025
Transportation	—	12,075	—	12,075

Total Ohio	—	87,706	—	87,706

Oklahoma
Education	—	17,229	—	17,229
Housing	—	705	—	705
Other Revenue	—	10,430	—	10,430

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utility	$—	$1,712	$—	$1,712

Total Oklahoma	—	30,076	—	30,076

Oregon
Certificate of Participation/Lease	—	9,919	—	9,919
Industrial Development Revenue/Pollution Control Revenue	—	472	—	472
Prerefunded	—	3,149	—	3,149
Water & Sewer	—	2,793	—	2,793

Total Oregon	—	16,333	—	16,333

Pennsylvania
Education	—	9,819	—	9,819
General Obligation	—	43,437	—	43,437
Hospital	—	17,340	—	17,340
Transportation	—	5,416	—	5,416
Water & Sewer	—	5,051	—	5,051

Total Pennsylvania	—	81,063	—	81,063

Puerto Rico
Other Revenue	—	3,108	—	3,108
Prerefunded	—	15,388	—	15,388
Special Tax	—	1,627	—	1,627

Total Puerto Rico	—	20,123	—	20,123

South Carolina
Education	—	16,407	—	16,407
General Obligation	—	41,139	—	41,139
Other Revenue	—	15,866	—	15,866
Prerefunded	—	7,076	—	7,076
Utility	—	10,407	—	10,407
Water & Sewer	—	5,004	—	5,004

Total South Carolina	—	95,899	—	95,899

South Dakota
Prerefunded	—	901	—	901

Tennessee
General Obligation	—	18,228	—	18,228
Utility	—	15,668	—	15,668

Total Tennessee	—	33,896	—	33,896

Texas
Certificate of Participation/Lease	—	3,292	—	3,292
Education	—	38,010	—	38,010
General Obligation	—	182,131	—	182,131
Hospital	—	20,084	—	20,084
Other Revenue	—	45,157	—	45,157
Prerefunded	—	42,144	—	42,144
Special Tax	—	11,504	—	11,504
Transportation	—	40,661	—	40,661
Utility	—	5,881	—	5,881
Water & Sewer	—	21,463	—	21,463

Total Texas	—	410,327	—	410,327

Utah
General Obligation	—	6,041	—	6,041
Other Revenue	—	4,157	—	4,157
Prerefunded	—	2,427	—	2,427
Water & Sewer	—	10,293	—	10,293

Total Utah	—	22,918	—	22,918

Virginia
Education	—	7,654	—	7,654

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$24,776	$—	$24,776
Industrial Development
Revenue/Pollution Control Revenue	—	2,204	—	2,204
Other Revenue	—	15,351	—	15,351
Transportation	—	12,363	—	12,363
Water & Sewer	—	13,225	—	13,225

Total Virginia	—	75,573	—	75,573

Washington
General Obligation	—	54,288	—	54,288
Hospital	—	3,733	—	3,733
Other Revenue	—	20,366	—	20,366
Water & Sewer	—	1,435	—	1,435

Total Washington	—	79,822	—	79,822

West Virginia
Certificate of Participation/Lease	—	4,150	—	4,150
Education	—	5,951	—	5,951
General Obligation	—	6,970	—	6,970
Hospital	—	1,590	—	1,590
Other Revenue	—	5,684	—	5,684
Prerefunded	—	16,773	—	16,773
Transportation	—	2,857	—	2,857
Utility	—	737	—	737
Water & Sewer	—	7,159	1,516	8,675

Total West Virginia	—	51,871	1,516	53,387

Wisconsin
General Obligation	—	88,170	—	88,170
Private Placement	—	—	10,615	10,615

Total Wisconsin	—	88,170	10,615	98,785

Total	—	4,604,263	17,459	4,621,722

Short-Term Investment
Investment Company	90,118	—	—	90,118

Total Investments in Securities	$90,118	$4,604,263	$17,459	$4,711,840

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investments in Securities
Florida - Water & Sewer	$1,064	$45	$(24)	$(5)	$—	$(1,080)	$—	$—	$—
Louisiana - General Obligation	1,284	5	80	52	—	(109)	—	—	1,312
Maryland - Private Placement	4,462	(12)	(20)	(16)	—	(398)	—	—	4,016
West Virginia - Water & Sewer	1,476	—	48	(8)	—	—	—	—	1,516
Wisconsin - Private Placement	11,697	—	168	—	—	(1,250)	—	—	10,615

	$19,983	$38	$252	$23	$—	$(2,837)	$—	$—	$17,459

1	Purchases include all purchases of securities, and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $276.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long- Term Investments — 68.80%
Asset-Backed Securities — 7.3%
118	Ally Auto Receivables Trust, Series 2010-4, Class A2, 0.710%, 02/15/13 AmeriCredit Automobile Receivables Trust,	118
926	Series 2011-1, Class A2, 0.840%, 06/09/14	926
523	Series 2011-2, Class A2, 0.900%, 09/08/14	522
2,000	Series 2011-3, Class A2, 0.840%, 11/10/14	1,998
1,350	Series 2011-4, Class A2, 0.920%, 03/09/15	1,349
1,400	Series 2011-5, Class A2, 1.190%, 08/08/15	1,400
1,155	CarMax Auto Owner Trust, Series 2011-1, Class A2, 0.720%, 11/15/13	1,155
2,000	Citibank Omni Master Trust, VAR, Series 2009-A8, Class A8, 2.349%, 05/16/16 (e)	2,015
1,400	CNH Equipment Trust, Series 2011-A, Class A2, 0.620%, 06/16/14	1,399
215	Ford Credit Auto Owner Trust, Series 2011-A, Class A2, 0.620%, 07/15/13	215
50	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2, 0.830%, 11/15/13	50
	Honda Auto Receivables Owner Trust,
527	Series 2010-3, Class A2, 0.530%, 01/21/13	527
1,967	Series 2011-1, Class A2, 0.650%, 06/17/13	1,968
2,900	Hyundai Auto Receivables Trust, Series 2011-B, Class A2, 0.590%, 03/15/14	2,897
1,604	Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A2, 0.790%, 04/15/13 (e)	1,605
3,750	National City Credit Card Master Trust, Series 2007-1, Class A, VAR, 0.299%, 03/17/14	3,748
1,850	Nissan Auto Receivables Owner Trust, Series 2011-B, Class A2, 0.740%, 09/15/14	1,852
1,692	Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.560%, 12/16/13 (e)	1,691
1,400	Porsche Innovative Lease Owner Trust, Series 2011-1, Class A2, 0.920%, 02/20/14 (e)	1,400
103	Volkswagen Auto Lease Trust, Series 2010-A, Class A2, 0.770%, 01/22/13	103
2,685	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.670%, 12/20/13	2,686
2,550	World Omni Auto Receivables Trust, Series 2011-A, Class A2, 0.640%, 11/15/13	2,550

	Total Asset-Backed Securities (Cost $32,178)	32,174

Corporate Bonds — 55.2%
Consumer Discretionary — 3.5%
	Automobiles — 2.4%
	Daimler Finance North America LLC,
1,200	7.300%, 01/15/12	1,209
2,910	VAR, 1.543%, 09/13/13 (e)	2,902
2,100	PACCAR, Inc., VAR, 1.517%, 09/14/12	2,117
4,150	Volkswagen International Finance N.V., (Netherlands), VAR, 0.824%, 10/01/12 (e)	4,156

		10,384

	Media — 0.9%
3,200	Time Warner Cable, Inc., 5.400%, 07/02/12	3,279
800	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	828

		4,107

	Specialty Retail — 0.2%
1,000	Staples, Inc., 7.375%, 10/01/12	1,047

	Total Consumer Discretionary	15,538

Consumer Staples — 1.5%
	Beverages — 0.7%
850	Anheuser-Busch Cos. Inc., 4.700%, 04/15/12	862
2,100	Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	2,137

		2,999

	Food Products — 0.8%
	Cargill, Inc.,
1,300	5.200%, 01/22/13 (e)	1,358
195	5.600%, 09/15/12 (e)	202
1,200	6.375%, 06/01/12 (e)	1,233
644	General Mills, Inc., 5.650%, 09/10/12	667

		3,460

	Total Consumer Staples	6,459

Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
1,000	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	1,063

Financials — 41.9%
	Capital Markets — 3.2%
500	Bank of New York Mellon Corp. (The), 5.000%, 03/23/12	507
3,433	Credit Suisse, (Switzerland), 3.450%, 07/02/12	3,477

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long- Term Investments — Continued
	Capital Markets — Continued
	Goldman Sachs Group, Inc. (The),
4,410	5.300%, 02/14/12	4,437
3,500	6.600%, 01/15/12	3,522
100	Invesco Ltd., (Bermuda), 5.625%, 04/17/12	101
2,000	UBS AG, (Switzerland), VAR, 1.595%, 02/23/12	2,003

		14,047

	Commercial Banks — 15.3%
3,600	ANZ National International Ltd., (New Zealand), 2.375%, 12/21/12 (e)	3,633
1,335	Bank of Montreal, (Canada), VAR, 0.898%, 04/29/14	1,331
1,500	Barclays Bank plc, (United Kingdom), 2.700%, 03/05/12 (e)	1,509
	BB&T Corp.,
4,886	3.850%, 07/27/12	4,981
1,250	VAR, 1.125%, 04/28/14	1,249
1,000	Canadian Imperial Bank of Commerce, (Canada), 1.450%, 09/13/13	999
	HSBC Bank plc, (United Kingdom),
687	1.625%, 08/12/13 (e)	678
6,500	VAR, 0.805%, 01/18/13 (e)	6,473
2,700	VAR, 1.103%, 08/12/13 (e)	2,679
5,200	ING Bank N.V., (Netherlands), VAR, 1.028%, 01/13/12 (e)	5,198
700	National Australia Bank Ltd., (Australia), 2.350%, 11/16/12 (e)	709
4,725	National City Bank, VAR, 0.426%, 03/01/13	4,678
1,000	Nordea Bank AB, (Sweden), 2.500%, 11/13/12 (e)	1,010
	Rabobank Nederland N.V., (Netherlands),
2,200	2.650%, 08/17/12 (e)	2,224
1,000	VAR, 0.583%, 02/04/13 (e)	999
1,600	VAR, 0.751%, 04/14/14	1,578
	Royal Bank of Canada, (Canada),
300	1.450%, 10/30/14	300
4,000	VAR, 0.486%, 03/08/13	3,993
750	VAR, 0.487%, 12/12/12	750
1,750	Series MTN1, VAR, 0.703%, 04/17/14	1,734
1,000	Royal Bank of Scotland plc, (United Kingdom), 1.500%, 03/30/12 (e)	1,003
5,000	Toronto-Dominion Bank (The), (Canada), VAR, 0.600%, 07/26/13	4,990
430	U.S. Bancorp, 2.125%, 02/15/13	437
	Wells Fargo & Co.,
1,500	4.375%, 01/31/13	1,553
8,675	5.250%, 10/23/12	9,039
1,500	Westpac Banking Corp., (Australia), 2.250%, 11/19/12	1,517
2,000	Westpac Securities NZ Ltd., (New Zealand), 2.500%, 05/25/12 (e)	2,012

		67,256

	Consumer Finance — 4.5%
3,184	American Express Bank FSB, 5.550%, 10/17/12	3,303
	American Express Centurion Bank,
100	5.550%, 10/17/12	104
406	VAR, 0.398%, 06/12/12	405
1,494	American Express Credit Corp., VAR, 0.377%, 02/24/12	1,493
	American Honda Finance Corp.,
600	2.375%, 03/18/13 (e)	609
4,600	VAR, 0.465%, 06/29/12 (e)	4,599
150	VAR, 0.530%, 03/27/12 (e)	150
	John Deere Capital Corp.,
2,200	VAR, 0.553%, 07/15/13	2,201
3,700	VAR, 0.885%, 09/22/14	3,720
2,200	PACCAR Financial Corp., VAR, 0.698%, 04/05/13	2,200
850	Toyota Motor Credit Corp., 5.250%, 12/22/11	852

		19,636

	Diversified Financial Services — 5.0%
2,500	Caisse Centrale Desjardins du Quebec, (Canada), 1.700%, 09/16/13 (e)	2,506
548	Caterpillar Financial Services Corp., 4.850%, 12/07/12	572
	Citigroup, Inc.,
4,248	6.000%, 02/21/12	4,283
3,750	VAR, 0.474%, 03/16/12	3,733
	General Electric Capital Corp.,
1,000	3.500%, 08/13/12	1,020
2,320	5.250%, 10/19/12	2,412
2,550	5.450%, 01/15/13	2,666
500	VAR, 0.471%, 12/20/13	492
500	VAR, 1.234%, 01/07/14	493
500	VAR, 1.253%, 01/15/13	502
800	VAR, 1.388%, 05/22/13	802
2,200	NYSE Euronext, 4.800%, 06/28/13	2,317

		21,798

	FDIC Guaranteed Securities (~) — 2.1%
4,000	Ally Financial, Inc., 2.200%, 12/19/12	4,082
5,100	General Electric Capital Corp., 2.625%, 12/28/12	5,237

		9,319

	Insurance — 11.6%
1,500	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,581

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long- Term Investments — Continued
	Insurance — Continued
410	Berkshire Hathaway Finance Corp., 4.000%, 04/15/12	415
	Berkshire Hathaway, Inc.,
2,300	2.125%, 02/11/13	2,338
4,610	VAR, 0.883%, 02/11/13	4,628
2,000	VAR, 1.157%, 08/15/14	2,011
	Jackson National Life Global Funding,
1,385	5.375%, 05/08/13 (e)	1,453
1,700	6.125%, 05/30/12 (e)	1,739
	MassMutual Global Funding II,
2,920	3.625%, 07/16/12 (e)	2,965
2,000	VAR, 0.781%, 01/14/14 (e)	2,000
3,800	VAR, 0.860%, 09/27/13 (e)	3,814
3,800	MetLife Institutional Funding II, VAR, 1.274%, 04/04/14 (e)	3,791
	Metropolitan Life Global Funding I,
985	2.500%, 01/11/13 (e)	998
4,300	2.875%, 09/17/12 (e)	4,365
2,270	Monumental Global Funding III, VAR, 0.588%, 01/25/13 (e)	2,224
	New York Life Global Funding,
545	4.650%, 05/09/13 (e)	573
150	5.250%, 10/16/12 (e)	156
1,000	VAR, 0.538%, 08/22/12 (e)	1,000
2,950	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	3,089
3,623	Pricoa Global Funding I, 4.625%, 06/25/12 (e)	3,692
	Principal Life Global Funding I,
1,000	5.250%, 01/15/13 (e)	1,042
1,275	6.250%, 02/15/12 (e)	1,288
	Principal Life Income Funding Trusts,
500	5.300%, 12/14/12	524
1,000	5.300%, 04/24/13	1,054
3,775	VAR, 0.618%, 11/08/13	3,704
500	Travelers Cos, Inc. (The), 5.375%, 06/15/12	510

		50,954

	Real Estate Investment Trusts (REITs) — 0.2%
1,002	ERP Operating LP, 6.625%, 03/15/12	1,017

	Total Financials	184,027

Health Care — 1.3%
	Health Care Equipment & Supplies — 0.5%
1,934	Covidien International Finance SA, (Luxembourg), 5.450%, 10/15/12	2,012

	Health Care Providers & Services — 0.4%
1,850	AmerisourceBergen Corp., 5.625%, 09/15/12	1,910

	Pharmaceuticals — 0.4%
1,550	Teva Pharmaceutical Finance Co. B.V., (Netherlands Antilles), VAR, 1.344%, 11/08/13	1,556

	Total Health Care	5,478

Industrials — 0.7%
	Aerospace & Defense — 0.1%
560	BAE Systems Holdings, Inc., 6.400%, 12/15/11 (e)	561

	Road & Rail — 0.6%
2,500	Ryder System, Inc., 5.000%, 06/15/12	2,550

	Total Industrials	3,111

Information Technology — 0.8%
	Computers & Peripherals — 0.5%
2,225	Hewlett-Packard Co, VAR, 0.786%, 05/24/13	2,204

	Semiconductors & Semiconductor Equipment — 0.3%
1,100	National Semiconductor Corp., 6.150%, 06/15/12	1,132

	Total Information Technology	3,336

Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
164	Nucor Corp., 4.875%, 10/01/12	169

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.6%
2,550	Verizon New Jersey, Inc., 5.875%, 01/17/12	2,564

	Wireless Telecommunication Services — 0.6%
2,411	New Cingular Wireless Services, Inc., 8.125%, 05/01/12	2,486

	Total Telecommunication Services	5,050

Utilities — 4.1%
	Electric Utilities — 3.6%
3,141	Commonwealth Edison Co., 6.150%, 03/15/12	3,186
500	Consolidated Edison Co. of New York, Inc., 4.875%, 02/01/13	522
1,200	Cooper US, Inc., 5.250%, 11/15/12	1,248
2,102	Duke Energy Ohio, Inc., 5.700%, 09/15/12	2,178
500	Midamerican Energy Holdings Co., 3.150%, 07/15/12	507
700	NextEra Energy Capital Holdings, Inc., VAR, 0.841%, 11/09/12	699
1,000	Peco Energy Co., 4.750%, 10/01/12	1,033
1,700	PSEG Power LLC, 6.950%, 06/01/12	1,748
1,295	Spectra Energy Capital LLC, 6.250%, 02/15/13	1,362

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long- Term Investments — Continued
	Electric Utilities — Continued
2,800	Tampa Electric Co., 6.375%, 08/15/12	2,900
600	Virginia Electric and Power Co., 5.100%, 11/30/12	625

		16,008

	Gas Utilities — 0.3%
1,100	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	1,153

	Multi-Utilities — 0.2%
1,000	Dominion Resources, Inc., 5.700%, 09/17/12	1,036

	Total Utilities	18,197

	Total Corporate Bonds (Cost $242,756)	242,428

Foreign Government Security — 0.1%
325	Province of Ontario, (Canada), 2.625%, 01/20/12 (Cost $326)	326

Municipal Bonds — 0.7%
Illinois — 0.4%
1,500	City of Chicago, Taxable Notes, GO, 0.800%, 12/05/12	1,500

Ohio — 0.1%
500	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	519

Pennsylvania — 0.1%
500	Commonwealth of Pennsylvania, Second Series, GO, AGM, 5.500%, 05/01/12 (p)	511

Texas — 0.1%
95	Dallas Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	96
500	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/12 (p)	505

		601

	Total Municipal Bonds (Cost $3,129)	3,131

U.S. Government Agency Securities — 3.5%
10	Federal Farm Credit Bank, 2.250%, 02/17/12	10
	Federal Home Loan Banks,
3,600	0.280%, 09/07/12	3,601
2,500	0.350%, 09/18/12	2,500
3,100	0.440%, 08/28/12	3,102
	Federal Home Loan Mortgage Corp.,
3,000	0.550%, 09/23/13	2,995
1,000	0.600%, 10/25/13	1,000
250	5.500%, 08/20/12	259
2,000	Federal National Mortgage Association, VAR, 0.241%, 03/04/14	1,998

	Total U.S. Government Agency Securities (Cost $15,468)	15,465

	Total Long-Term Investments (Cost $293,857)	293,524

Short-Term Investments — 32.9%
Certificates of Deposit — 13.6%
1,000	Bank of Montreal, 0.822%, 10/03/13	1,000
	Bank of Nova Scotia
3,200	0.572%, 10/01/12	3,204
50	0.622%, 07/27/12	50
4,900	0.705%, 10/18/12	4,909
400	0.750%, 10/15/12	401
	Bank of Tokyo-Mitsubishi UFJ Ltd.
1,000	0.620%, 02/03/12	1,000
3,000	0.630%, 03/09/12	3,001
4,500	BNP Paribas, (France), 0.630%, 12/01/11	4,500
	Canadian Imperial Bank of Commerce, (Canada)
3,600	0.572%, 10/01/12	3,600
250	0.603%, 07/17/12	250
2,500	0.631%, 06/03/13	2,500
2,000	Credit Industriel et Commercial, 0.410%, 12/02/11	2,000
	Deutsche Bank AG, (Germany)
2,000	0.450%, 04/04/12	1,998
4,000	0.600%, 03/29/12	4,000
2,500	Mitsubishi UFJ Trust & Banking Corp., 0.460%, 03/01/12	2,500
3,000	National Bank of Canada, (Canada), 0.400%, 05/03/12	2,999
4,000	Nordea Bank Finland plc, (Finland), 0.653%, 11/13/12	3,991
2,000	Royal Bank of Canada, (Canada), 0.670%, 11/15/12	2,001
2,000	Shizuoka Bank, 0.490%, 02/03/12	2,000
	UBS AG
3,500	0.510%, 05/11/12	3,496
1,000	0.550%, 04/25/12	999
	Westpac Banking Corp.
4,000	0.400%, 05/03/12	3,998
1,750	0.410%, 06/21/12	1,748
3,500	0.430%, 03/23/12	3,501
250	0.570%, 12/01/11	250

	Total Certificates of Deposit (Cost $59,901)	59,896

Commercial Paper — 4.1%
3,800	BMW U.S. Capital LLC, 0.668%, 07/25/12 (e) (n)	3,799

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — Continued
Commercial Paper — Continued
1,000	BP Capital Markets plc, (United Kingdom), 0.786%, 06/05/12 (e)(n)	999
3,000	Caisse d’Amortissement de la Dette Sociale, (France), 0.442%, 06/01/12 (e) (n)	2,990
1,500	NBCUniversal Media LLC, 0.400%, 12/07/11 (e)(n)	1,500
5,000	Thermo Fisher Scientific, Inc., 0.552%, 05/16/12 (e)(n)	4,983
3,600	Vodafone Group plc, (United Kingdom), 1.008%, 08/23/12 (e) (n)	3,574

	Total Commercial Paper (Cost $17,850)	17,845

Repurchase Agreements — 8.4%
5,000	Barclays Capital, Inc., 0.580%, dated 11/01/11, due 05/18/12, repurchase price $5,016, collateralized by Corporate Bonds and Notes, 9.000%, dated 12/15/12, with a value of $5,250. (i)	5,000
8,000	Barclays Capital, Inc., 0.580%, dated 11/01/11, due 04/12/12, repurchase price $8,021, collateralized by Corporate Bonds and Notes, 9.000%, dated 12/15/12, with a value of $8,400. (i)	8,000
5,000	Citigroup Global Markets Holdings, Inc., 0.880%, dated 11/01/11, due 10/24/12, repurchase price $5,044, collateralized by Corporate Bonds and Notes, 0.000% - 1.005%, dated 12/08/14 - 12/10/38, Federal National Mortgage Association, 1.394% - 6.500%, dated 02/25/36 - 01/25/44, Federal Home Loan Mortgage Corporation, 4.285%, dated 01/25/20 and U.S. Treasury Securities, 2.375%, dated 02/28/15 - 01/15/25, with a value of $5,250. (i)	5,000
7,000	Deutsche Bank AG, 0.480%, dated 04/26/11, due 04/25/12, repurchase price $7,033, collateralized by Corporate Bonds and Notes, 0.000% - 6.875%, dated 08/15/13 - 07/25/35 and Municipal Debt Securities, 5.500% - 6.375%, dated 12/01/33 - 11/01/36, with a value of $7,350. (i)	7,000
12,000	Morgan Stanley, 1.180%, dated 05/19/11, due 01/03/12, repurchase price $12,090, collateralized by Corporate Bonds and Notes, 1.950%, dated 08/12/44, with a value of $13,225. (i)	12,000

	Total Repurchase Agreements (Cost $37,000)	37,000

U.S. Treasury Obligations — 3.1%
	U.S. Treasury Notes
8,900	0.375%, 11/15/14	8,897
4,700	0.500%, 05/31/13 (m)	4,720

		13,617

Investment Company — 3.7%
16,437	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $16,437)	16,437

	Total Short-Term Investments (Cost $144,802)	144,795

	Total Investments — 99.7% (Cost $438,659)	438,318
	Other Assets in Excess of Liabilities — 0.3%	1,127

	NET ASSETS — 100.0%	$439,445

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
GO	—	General Obligation
GTD	—	Guaranteed
PSF	—	Permanent School Fund
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170
Aggregate gross unrealized depreciation	(511)

Net unrealized appreciation/depreciation	$(341)

Federal income tax cost of investments	$438,659

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,437	$421,881	$—	$438,318

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Levels 1 and 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 6.1%
1,423	Aegis Asset-Backed Securities Trust, Series 2005-3, Class A3, VAR, 0.627%, 08/25/35 (m)	1,398
1,704	Argent Securities, Inc., Series 2004-W7, Class M2, VAR, 0.857%, 05/25/34 (m)	1,341
	Asset Backed Securities Corp. Home Equity,
1,584	Series 2004-HE7, Class M2, VAR, 1.307%, 10/25/34 (m)	1,224
2,813	Series 2005-HE6, Class M1, VAR, 0.747%, 07/25/35 (m)	2,761
1,560	Asset-Backed Funding Certificates, Series 2004-OPT3, Class M1, VAR, 1.007%, 09/25/33 (m)	1,217
1,791	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41 (m)	1,695
343	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.637%, 06/25/36 (m)	252
1,956	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33 (m)	1,736
1,286	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, VAR, 0.407%, 03/25/37 (m)	1,181
	Countrywide Asset-Backed Certificates,
1,147	Series 2002-3, Class M1, VAR, 1.382%, 03/25/32 (m)	886
1,495	Series 2004-1, Class M2, VAR, 1.082%, 03/25/34 (m)	1,280
1,395	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF11, Class A2D, VAR, 0.597%, 11/25/35 (m)	1,151
2,249	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M1, VAR, 0.737%, 12/25/35 (m)	2,213
2,369	Morgan Stanley ABS Capital I, Series 2005-NC1, Class M3, VAR, 0.767%, 01/25/35 (m)	1,755
	New Century Home Equity Loan Trust,
722	Series 2004-2, Class M2, VAR, 0.877%, 08/25/34 (m)	593
1,135	Series 2005-A, Class A6, SUB, 4.954%, 08/25/35 (m)	1,083
1,857	Novastar Home Equity Loan, Series 2005-3, Class A2C, VAR, 0.537%, 01/25/36 (m)	1,789
	Option One Mortgage Loan Trust,
650	Series 2004-3, Class M2, VAR, 0.827%, 11/25/34 (m)	509
199	Series 2004-3, Class M3, VAR, 0.907%, 11/25/34 (m)	150
3,400	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, VAR, 0.887%, 02/25/35 (m)	2,609
	Renaissance Home Equity Loan Trust,
1,084	Series 2003-3, Class M1, VAR, 0.987%, 12/25/33 (m)	720
1,213	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36 (m)	1,065
476	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.407%, 09/25/36 (m)	337
7,393	Structured Asset Investment Loan Trust, Series 2004-7, Class M1, VAR, 1.307%, 08/25/34 (m)	5,498
	Structured Asset Securities Corp.,
317	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35 (m)	304
559	Series 2005-WF2, Class M2, VAR, 0.677%, 05/25/35 (m)	410
1,082	Wells Fargo Home Equity Trust, Series 2006-1, Class A3, VAR, 0.407%, 05/25/36 (m)	1,059
	Total Asset-Backed Securities (Cost $36,860)	36,216

Collateralized Mortgage Obligations — 6.0%
	Agency CMO — 1.1%
	Federal Home Loan Mortgage Corp. REMICS,
4,401	Series 3203, Class SH, IF, IO, 6.892%, 08/15/36 (m)	728
4,598	Series 3844, Class BI, IO, 5.000%, 04/15/21 (m) Federal National Mortgage Association REMICS,	396

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,424	Series 2003-130, Class NS, IF, IO, 6.743%, 01/25/34 (m)	735
3,210	Series 2005-67, Class SI, IF, IO, 6.443%, 08/25/35 (m)	544
3,620	Series 2006-24, Class QS, IF, IO, 6.943%, 04/25/36 (m)	613
12,541	Series 2010-29, Class KJ, IO, 5.000%, 12/25/21 (m)	1,192
2,557	Series 2010-68, Class SJ, IF, IO, 6.293%, 07/25/40 (m)	430
9,110	Series 2011-68, Class AI, IO, 4.500%, 12/25/20 (m)	773
10,598	Series 2011-68, Class MI, IO, 5.000%, 06/25/21 (m)	1,049
1,119	Government National Mortgage Association, Series 2011-48, Class MI, IO, 5.000%, 05/20/39 (m)	136
		6,596
	Non-Agency CMO — 4.9%
	Banc of America Alternative Loan Trust,
3,053	Series 2004-9, Class 4A1, 5.500%, 10/25/19 (m)	3,085
893	Series 2006-2, Class 7A1, 6.000%, 03/25/21 (m)	814
86	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35 (m)	81
	Countrywide Alternative Loan Trust,
690	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34 (m)	676
913	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35 (m)	879
990	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	948
125	Series 2006-J3, Class 4A1, 5.750%, 05/25/26 (m)	106
417	Series 2007-25, Class 2A1, 6.000%, 11/25/22 (m)	382
526	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-7, Class 1A25, 5.750%, 02/25/33 (m)	517
	First Horizon Alternative Mortgage Securities,
1,379	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35 (m)	1,191
1,901	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20 (m)	1,814
	First Horizon Asset Securities, Inc.,
466	Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	472
494	Series 2005-8, Class 2A1, 5.250%, 02/25/21 (m)	488
2,909	Series 2006-1, Class 1A2, 6.000%, 05/25/36 (m)	2,600
460	JP Morgan Mortgage Trust, Series 2005-S2, Class 2A9, 5.500%, 09/25/35 (m)	437
1,535	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35 (m)	1,247
912	MASTR Asset Securitization Trust, Series 2003-8, Class 3A13, 5.250%, 09/25/33 (m)	871
	Morgan Stanley Mortgage Loan Trust,
1,794	Series 2004-4, Class 2A, VAR, 6.343%, 09/25/34 (m)	1,778
490	Series 2004-9, Class 1A, VAR, 5.874%, 11/25/34 (m)	474
543	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, VAR, 0.517%, 07/25/35 (m)	497
	Residential Accredit Loans, Inc.,
1,107	Series 2003-QS8, Class A7, 5.250%, 04/25/33 (m)	1,032
160	Series 2006-QS4, Class A2, 6.000%, 04/25/36 (m)	94
868	Residential Asset Securitization Trust, Series 2005-A8CB, Class A11, 6.000%, 07/25/35 (m)	726
	Structured Asset Securities Corp.,
867	Series 2003-35, Class B1, VAR, 5.528%, 12/25/33 (m)	709
4,614	Series 2005-1, Class 7A7, 5.500%, 02/25/35 (m)	4,108
126	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21 (m)	108
1,064	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33 (m)	1,028
2,274	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/37 (m)	2,039
		29,201

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Total Collateralized Mortgage Obligations (Cost $36,418)	35,797

Corporate Bonds — 55.6%
Consumer Discretionary — 9.9%
	Auto Components — 0.7%
EUR 1,000	Conti-Gummi Finance B.V., (Netherlands), 6.500%, 01/15/16 (m)	1,330
2,500	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20 (m)	2,638
		3,968
	Automobiles — 0.4%
2,950	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (e) (m)	2,478
	Broadcasting & Cable TV — 0.7%
1,750	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18 (m)	1,814
	DISH DBS Corp.,
150	7.125%, 02/01/16 (m)	154
2,350	7.875%, 09/01/19 (m)	2,491
		4,459
	Diversified Consumer Services — 0.5%
	Service Corp. International,
150	6.750%, 04/01/15 (m)	159
2,480	7.000%, 05/15/19 (m)	2,573
		2,732
	Gaming — 0.9%
2,500	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17 (m)	2,600
	MGM Resorts International,
75	7.500%, 06/01/16 (m)	72
2,460	9.000%, 03/15/20 (m)	2,681
75	11.125%, 11/15/17 (m)	84
		5,437
	Hotels, Restaurants & Leisure — 1.4%
	Host Hotels & Resorts LP,
1,150	6.750%, 06/01/16 (m)	1,183
2,000	9.000%, 05/15/17 (m)	2,195
3,000	Marina District Finance Co., Inc., 9.875%, 08/15/18 (m)	2,678
2,000	Vail Resorts, Inc., 6.500%, 05/01/19 (e) (m)	2,000

		8,056
	Household Durables — 0.8%
1,000	Libbey Glass, Inc., 10.000%, 02/15/15 (m) Sealy Mattress Co.,	1,065
2,150	8.250%, 06/15/14 (m)	2,112
1,100	10.875%, 04/15/16 (e) (m)	1,199
600	Simmons Bedding Co., 11.250%, 07/15/15 (e) (m)	620
		4,996
	Leisure Equipment & Products — 0.6%
2,400	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	2,574
1,175	Mattel, Inc., 5.450%, 11/01/41 (m)	1,176
		3,750
	Media — 2.9%
	AMC Entertainment, Inc.,
2,175	8.750%, 06/01/19 (m)	2,197
750	9.750%, 12/01/20 (m)	682
1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	1,170
2,500	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	2,631
1,500	EH Holding Corp., 6.500%, 06/15/19 (e) (m)	1,466
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	7.250%, 10/15/20 (e) (m)	953
750	11.250%, 06/15/16 (m)	780
750	Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17 (m)	690
3,720	NBC Universal Media LLC, 4.375%, 04/01/21 (m)	3,807
1,000	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16 (m)	1,015
650	Visant Corp., 10.000%, 10/01/17 (m)	598
950	WPP Finance 2010, (United Kingdom), 4.750%, 11/21/21 (e) (m)	928
		16,917
	Specialty Retail — 0.6%
500	J. Crew Group, Inc., 8.125%, 03/01/19 (m)	459
3,000	Michael’s Stores, Inc., 7.750%, 11/01/18 (m)	2,933
		3,392
	Textiles, Apparel & Luxury Goods — 0.4%
2,000	Hanesbrands, Inc., 8.000%, 12/15/16 (m)	2,155
	Total Consumer Discretionary	58,340

Consumer Staples — 4.8%

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — 0.6%
1,480	Coca-Cola Co. (The), 1.800%, 09/01/16 (e) (m)	1,492
1,650	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	1,807
		3,299
	Food & Staples Retailing — 1.0%
1,390	CVS Caremark Corp., 5.750%, 05/15/41 (m)	1,526
	Rite Aid Corp.,
650	8.000%, 08/15/20 (m)	702
1,500	9.750%, 06/12/16 (m)	1,631
1,150	SUPERVALU, Inc., 8.000%, 05/01/16 (m)	1,153
975	Wal-Mart Stores, Inc., 4.875%, 07/08/40 (m)	1,035
		6,047
	Food Products — 1.4%
2,395	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e) (m)	2,371
3,000	Del Monte Foods Co., 7.625%, 02/15/19 (e) (m)	2,685
	Kraft Foods, Inc.,
2,420	5.375%, 02/10/20 (m)	2,688
620	6.500%, 02/09/40 (m)	735
		8,479
	Household Products — 1.2%
1,745	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	1,693
	Jarden Corp.,
2,150	7.500%, 05/01/17 (m)	2,279
1,000	7.500%, 01/15/20 (m)	1,066
2,050	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18 (m)	2,229
		7,267
	Tobacco — 0.6%
1,805	Altria Group, Inc., 4.750%, 05/05/21 (m)	1,886
1,210	Philip Morris International, Inc., 5.650%, 05/16/18 (m)	1,406
		3,292
	Total Consumer Staples	28,384
Energy — 4.2%
	Energy Equipment & Services — 0.3%
2,055	Transocean, Inc., (Cayman Islands), 6.375%, 12/15/21 (m)	2,054
	Oil, Gas & Consumable Fuels — 3.9%
3,115	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	3,570
	Arch Coal, Inc.,
2,250	7.250%, 06/15/21 (e) (m)	2,183
100	8.750%, 08/01/16 (m)	109
1,036	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	1,142
	Energy Transfer Partners LP,
500	4.650%, 06/01/21 (m)	483
515	6.050%, 06/01/41 (m)	498
1,505	EQT Corp., 4.875%, 11/15/21 (m)	1,490
555	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38 (m)	613
2,070	Occidental Petroleum Corp., 1.750%, 02/15/17 (m)	2,063
1,800	ONEOK Partners LP, 3.250%, 02/01/16 (m)	1,842
2,000	Peabody Energy Corp., 6.250%, 11/15/21 (e) (m)	2,015
4,330	Petrohawk Energy Corp., 7.875%, 06/01/15 (m)	4,611
1,840	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38 (m)	2,126
363	Valero Energy Corp., 6.625%, 06/15/37 (m)	381
		23,126
	Total Energy	25,180
Financials — 14.5%
	Capital Markets — 0.8%
EUR 3,250	Credit Agricole Home Loan SFH, (France), 2.500%, 06/24/15 (m)	4,292
170	Credit Suisse AG, (Switzerland), VAR, 1.147%, 05/15/17 (f) (i) (x)	113
570	Goldman Sachs Group, Inc. (The), 6.250%, 02/01/41 (m)	514
		4,919
	Commercial Banks — 6.5%
EUR 660	ABN Amro Bank N.V., (Netherlands), VAR, 4.310%, 03/10/16 (m) (x)	488
EUR 2,300	Bank of Scotland plc, (United Kingdom), 4.500%, 10/23/13 (m)	3,201
	Barclays Bank plc, (United Kingdom),
EUR 3,150	3.125%, 01/14/15 (m)	4,300
EUR 1,300	6.000%, 01/14/21 (m)	1,337
EUR 3,250	BNP Paribas Home Loan Covered Bonds SFH, (France), 2.500%, 06/09/15 (m)	4,290

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Commercial Banks — Continued
EUR	950	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 6.875%, 03/19/20 (m)	1,073
EUR	3,100	GCE Covered Bonds S.A., (France), 2.750%, 01/14/15 (m)	4,156
GBP	700	HBOS plc, (United Kingdom), VAR, 6.305%, 10/18/17 (m)	822
	1,200	HSBC Holdings plc, (United Kingdom), 6.100%, 01/14/42 (m)	1,261
EUR	3,250	ING Bank N.V., (Netherlands), 2.250%, 08/31/15 (m)	4,362
GBP	725	VAR, 6.875%, 05/29/23 (m)	1,016
EUR	1,225	Lloyds TSB Bank plc, (United Kingdom), 6.500%, 03/24/20 (m)	1,190
	650	Natixis, (France), VAR, 0.653%, 01/15/19 (m)	516
EUR	3,200	Nordea Bank Finland plc, (Finland), 2.250%, 11/16/15 (m)	4,303
EUR	3,150	Royal Bank of Scotland plc (The), (United Kingdom), 4.000%, 03/15/16 (m)	4,324
EUR	1,300	Standard Chartered Bank, (United Kingdom), VAR, 1.835%, 03/28/18 (m)	1,538
	395	Wells Fargo & Co., 3.676%, 06/15/16 (m)	413

			38,590

		Consumer Finance — 1.6%
		Ally Financial, Inc.,
	750	6.250%, 12/01/17 (m)	689
	1,750	6.750%, 12/01/14 (m)	1,715
		Capital One Financial Corp.,
	2,215	3.150%, 07/15/16 (m)	2,209
	520	4.750%, 07/15/21 (m)	531
		Ford Motor Credit Co. LLC,
	1,000	6.625%, 08/15/17 (m)	1,073
	150	8.000%, 12/15/16 (m)	169
		International Lease Finance Corp.,
	1,750	8.625%, 09/15/15 (m)	1,746
	805	8.750%, 03/15/17 (m)	811
	440	RCI Banque S.A., (France), 4.600%, 04/12/16 (e) (m)	421

			9,364

		Diversified Financial Services — 1.5%
	910	Bank of America Corp., 3.750%, 07/12/16 (m)	792
		CIT Group, Inc.,
	500	7.000%, 05/01/16 (m)	495
	2,000	7.000%, 05/01/17 (m)	1,980
	1,690	Citigroup, Inc., 5.875%, 05/29/37 (m)	1,573
	1,365	General Electric Capital Corp., 5.875%, 01/14/38 (m)	1,344
EUR	700	Hutchison Whampoa Finance 09 Ltd., (Cayman Islands), 4.750%, 11/14/16 (m)	975
		Xstrata Canada Financial Corp., (Canada),
	1,200	6.000%, 11/15/41 (e) (m)	1,153
GBP	475	7.375%, 05/27/20 (m)	830

			9,142

		Insurance — 1.0%
GBP	370	Aegon N.V., (Netherlands), 6.625%, 12/16/39 (m)	586
EUR	133	Allianz Finance II B.V., (Netherlands), VAR, 4.375%, 02/17/17 (m) (x)	130
	1,840	American International Group, Inc., 6.400%, 12/15/20 (m)	1,801
EUR	1,000	Hannover Finance Luxembourg S.A., (Luxembourg), VAR, 5.750%, 09/14/40 (m)	1,143
	305	Hartford Financial Services Group, Inc., 6.625%, 03/30/40 (m)	282
GBP	1,100	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m) (x)	1,320
GBP	400	Swiss Reinsurance, (Netherlands), VAR, 6.302%, 05/25/19 (m) (x)	483

			5,745

		Real Estate Investment Trusts (REITs) — 0.4%
	920	Camden Property Trust, 4.625%, 06/15/21 (m)	905
	600	HCP, Inc., 5.375%, 02/01/21 (m)	619
	550	Mack-Cali Realty Corp., 7.750%, 08/15/19 (m)	649

			2,173

		Real Estate Management & Development — 0.5%
		Duke Realty LP,
	1,940	5.950%, 02/15/17 (m)	2,049
	720	6.750%, 03/15/20 (m)	767

			2,816

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Thrifts & Mortgage Finance — 2.2%
EUR	3,200	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/18/13 (m)	4,298
EUR	3,050	Cie de Financement Foncier, (France), 4.750%, 06/25/15 (m)	4,316
EUR	3,250	Swedbank Hypotek AB, (Sweden), 2.500%, 06/15/15 (m)	4,416

			13,030

		Total Financials	85,779

	Health Care — 5.1%
		Health Care Equipment & Supplies — 0.8%
	1,000	Accellent, Inc., 8.375%, 02/01/17 (m)	935
	2,500	Biomet, Inc., PIK, 10.375%, 10/15/17 (m)	2,681
	1,500	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18 (m)	1,204

			4,820

		Health Care Providers & Services — 3.0%
	1,065	AmerisourceBergen Corp., 3.500%, 11/15/21 (m)	1,063
	2,765	Aristotle Holding, Inc., 4.750%, 11/15/21 (e) (m)	2,793
	1,506	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	1,548
	910	Cigna Corp., 4.375%, 12/15/20 (m)	901
	640	Coventry Health Care, Inc., 5.450%, 06/15/21 (m)	699
	750	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	737
	2,250	HCA, Inc., 7.500%, 02/15/22 (m)	2,216
		Health Management Associates, Inc.,
	750	6.125%, 04/15/16 (m)	763
	1,500	7.375%, 01/15/20 (e) (m)	1,510
	2,500	Tenet Healthcare Corp., 8.000%, 08/01/20 (m)	2,425
		United Surgical Partners International, Inc.,
	2,250	8.875%, 05/01/17 (m)	2,233
	150	PIK, 10.000%, 05/01/17 (m)	149
	860	UnitedHealth Group, Inc., 5.700%, 10/15/40 (m)	974

			18,011

		Healthcare Equipment & Supplies — 0.4%
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e) (m)	2,400

		Pharmaceuticals — 0.9%
		Mylan, Inc.,
	500	7.625%, 07/15/17 (e) (m)	531
	1,000	7.875%, 07/15/20 (e) (m)	1,065
	1,155	Sanofi, (France), 1.200%, 09/30/14 (m)	1,161
		Valeant Pharmaceuticals International,
	650	6.875%, 12/01/18 (e) (m)	627
	1,600	7.000%, 10/01/20 (e) (m)	1,506
	250	7.250%, 07/15/22 (e) (m)	233

			5,123

		Total Health Care	30,354

	Industrials — 4.2%
		Airlines — 0.2%
	158	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19 (m)	167
	725	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	721
	337	Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 12/17/19 (m)	362

			1,250

		Building Products — 0.2%
GBP	600	Cie de St-Gobain, (France), 5.625%, 12/15/16 (m)	1,003
		Commercial Services & Supplies — 0.9%
	97	ACCO Brands Corp., 10.625%, 03/15/15 (m)	108
		Geo Group, Inc. (The),
	1,450	6.625%, 02/15/21 (m)	1,436
	295	7.750%, 10/15/17 (m)	310
	1,000	Iron Mountain, Inc., 8.375%, 08/15/21 (m)	1,050
	2,400	Waste Management, Inc., 2.600%, 09/01/16 (m)	2,437

			5,341

		Machinery — 0.5%
	1,605	Case New Holland, Inc., 7.875%, 12/01/17 (m)	1,758
	995	Caterpillar, Inc., 5.200%, 05/27/41 (m)	1,127
	300	Manitowoc Co., Inc. (The), 8.500%, 11/01/20 (m)	306

			3,191

		Road & Rail — 1.8%
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Road & Rail — Continued
	2,500	8.250%, 01/15/19 (m)	2,406
	750	9.625%, 03/15/18 (m)	756
GBP	950	Eversholt Funding plc, (United Kingdom), 6.359%, 12/02/25 (m)	1,629
		Hertz Corp. (The),
	2,370	6.750%, 04/15/19 (m)	2,299
	1,000	7.375%, 01/15/21 (m)	990
	3,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21 (m)	2,850

			10,930

		Trading Companies & Distributors — 0.2%
EUR	760	Rexel S.A., (France), 8.250%, 12/15/16 (m)	1,057

		Transportation Infrastructure — 0.4%
GBP	725	BAA SH plc, (United Kingdom), 7.125%, 03/01/17 (m)	1,071
EUR	800	HIT Finance B.V., (Netherlands), 5.750%, 03/09/18 (m)	1,041

			2,112

		Total Industrials	24,884

	Information Technology — 3.3%
		Communications Equipment — 0.6%
	1,500	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29 (m)	1,080
		Avaya, Inc.,
	1,350	7.000%, 04/01/19 (e) (m)	1,208
	75	9.750%, 11/01/15 (m)	59
	75	PIK, 10.875%, 11/01/15 (m)	59
	985	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	1,120

			3,526

		Computers & Peripherals — 0.2%
	1,120	Hewlett-Packard Co., 6.000%, 09/15/41 (m)	1,206

		Electronic Equipment, Instruments & Components — 0.4%
	2,500	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e) (m)	2,719

		IT Services — 1.0%
	1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20 (m)	1,325
		First Data Corp.,
	900	8.875%, 08/15/20 (e) (m)	900
	1,600	PIK, 8.750%, 01/15/22 (e) (m)	1,344
		SunGard Data Systems, Inc.,
	1,000	7.375%, 11/15/18 (m)	985
	1,450	10.250%, 08/15/15 (m)	1,494

			6,048

		Semiconductors & Semiconductor Equipment — 0.9%
	2,705	Amkor Technology, Inc., 7.375%, 05/01/18 (m)	2,691
		Freescale Semiconductor, Inc.,
	1,400	9.250%, 04/15/18 (e) (m)	1,460
	1,000	10.125%, 03/15/18 (e) (m)	1,060

			5,211

		Software — 0.2%
	950	Oracle Corp., 5.375%, 07/15/40 (e) (m)	1,093

		Total Information Technology	19,803

	Materials — 2.5%
		Chemicals — 0.7%
		Huntsman International LLC,
	750	5.500%, 06/30/16 (m)	716
	1,000	8.625%, 03/15/21 (m)	1,015
	2,250	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e) (m)	2,267

			3,998

		Containers & Packaging — 0.6%
	1,500	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	1,485
	2,500	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e) (m)	2,250

			3,735

		Metals & Mining — 1.0%
	1,790	Barrick North America Finance LLC, 5.700%, 05/30/41 (m)	1,952
	2,000	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	1,962
	1,990	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20 (m)	1,991

			5,905

		Paper & Forest Products — 0.2%
	1,125	International Paper Co., 6.000%, 11/15/41 (m)	1,139

		Total Materials	14,777

	Telecommunication Services — 3.8%
		Diversified Telecommunication Services — 2.4%
	1,870	AT&T, Inc., 5.550%, 08/15/41 (m)	2,027
	2,500	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	2,431

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Diversified Telecommunication Services — Continued
	1,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	950
	150	GCI, Inc., 8.625%, 11/15/19 (m)	157
	2,700	Level 3 Financing, Inc., 8.125%, 07/01/19 (e) (m)	2,551
	2,000	PAETEC Holding Corp., 9.875%, 12/01/18 (m)	2,165
		Qwest Communications International, Inc.,
	600	7.500%, 02/15/14 (m)	604
	150	8.000%, 10/01/15 (m)	160
		Windstream Corp.,
	1,150	7.750%, 10/01/21 (m)	1,133
	250	8.125%, 09/01/18 (m)	255
EUR	1,525	Ziggo Finance B.V., (Netherlands), 6.125%, 11/15/17 (m)	1,998

			14,431

		Wireless Telecommunication Services — 1.4%
		America Movil S.A.B. de C.V., (Mexico),
	2,670	2.375%, 09/08/16 (m)	2,607
	900	5.000%, 03/30/20 (m)	962
	2,750	MetroPCS Wireless, Inc., 7.875%, 09/01/18 (m)	2,654
	2,500	Sprint Capital Corp., 8.750%, 03/15/32 (m)	1,944

			8,167

		Total Telecommunication Services	22,598

	Utilities — 3.3%
		Electric Utilities — 1.7%
	1,500	AES Corp. (The), 8.000%, 10/15/17 (m)	1,613
	1,000	Duke Energy Corp., 5.050%, 09/15/19 (m)	1,121
	745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	758
	550	FirstEnergy Corp., 7.375%, 11/15/31 (m)	645
	1,235	Nisource Finance Corp., 5.800%, 02/01/42 (m)	1,263
	1,760	NV Energy, Inc., 6.250%, 11/15/20 (m)	1,804
	485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	558
	1,250	Oncor Electric Delivery Co. LLC, 5.000%, 09/30/17 (m)	1,382
	730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	747

			9,891

		Gas Utilities — 1.5%
	3,495	DCP Midstream LLC, 5.350%, 03/15/20 (e) (m)	3,743
		Enterprise Products Operating LLC,
	500	5.200%, 09/01/20 (m)	546
	965	5.700%, 02/15/42 (m)	1,016
	2,130	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20 (m)	2,347
	1,280	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e) (m)	1,260

			8,912

		Independent Power Producers & Energy Traders — 0.1%
	1,000	NRG Energy, Inc., 7.625%, 01/15/18 (m)	985

		Total Utilities	19,788

		Total Corporate Bonds (Cost $338,857)	329,887

	Foreign Government Securities — 12.1%
AUD	35,300	Australia Government Bond, (Australia), 5.750%, 05/15/21 (m)	41,448
		Indonesia Treasury Bond, (Indonesia),
IDR	10,600,000	9.000%, 09/15/13 (m)	1,238
IDR	8,000,000	9.500%, 06/15/15 (m)	988
IDR	6,000,000	11.250%, 05/15/14 (m)	746
PLN	2,410	Poland Government Bond, (Poland), 4.750%, 04/25/12 (m)	719
GBP	14,900	United Kingdom Gilt, (United Kingdom), 3.750%, 09/07/20 (m)	26,418

		Total Foreign Government Securities (Cost $69,692)	71,557

	Mortgage Pass-Through Securities — 10.0%
	28,409	Federal Home Loan Mortgage Corp. Gold Pool, 30 Year, Single Family, TBA, 4.000%, 12/15/41	29,550
	28,350	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 12/25/41	29,541

		Total Mortgage Pass-Through Securities (Cost $58,900)	59,091

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bond — 0.0% (g) (t)
New Jersey — 0.0% (g)
145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (m) (Cost $145)	164

U.S. Treasury Obligation — 0.0% (g)
145	U.S. Treasury Bill, 0.012%, 03/15/12 (k) (m) (n) (Cost $145)	145

SHARES
Short-Term Investment — 18.6%
Investment Company — 18.6%
110,000	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m)
	(Cost $110,000)	110,000

	Total Investments — 108.4% (Cost $651,017)	642,857
	Liabilities in Excess of Other Assets — (8.4)%	(50,197)

	NET ASSETS — 100.0%	$592,660

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
60	10 Year U.S. Treasury Note	03/21/12	7,760	(55)
58	30 Year U.S. Treasury Bond	03/21/12	8,200	(129)
366	Long Gilt	03/28/12	65,174	(784)
	Short Futures Outstanding
(26)	Euro Bobl	12/08/11	(4,284)	(7)
(503)	10 Year U.S. Treasury Note	03/21/12	(65,060)	(92)
(679)	5 Year U.S. Treasury Note	03/30/12	(83,273)	35

				(1,032)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
954,503	AUD	Union Bank of Switzerland AG	01/06/12	965	977	12

1,611,677	CNY	Citibank, N.A.	12/21/11	250	253	3
145,180,000	CNY	Barclays Bank plc	01/06/12	22,864	22,762	(102)
5,670,591	CNY	Morgan Stanley	01/06/12	889	889	— (h)

4,186,041	EUR	Westpac Banking Corp.	01/06/12	5,773	5,627	(146)
581,981	GBP	Westpac Banking Corp.	01/06/12	927	913	(14)

5,029,311	PLN	Citibank, N.A.	01/09/12	1,616	1,494	(122)
2,514,656	PLN	Citibank, N.A.	11/08/12	806	732	(74)

45,802,133	ZAR	BNP Paribas	01/06/12	5,759	5,612	(147)
17,152,898	ZAR	Citibank, N.A.	01/06/12	2,129	2,102	(27)

				41,978	41,361	(617)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)

2,800,000	AUD	BNP Paribas	01/06/12	2,701	2,868	(167)
1,483,716	AUD	HSBC Bank, N.A.	01/06/12	1,528	1,519	9
1,110,686	AUD	Royal Bank of Canada	01/06/12	1,134	1,138	(4)
35,839,749	AUD	Union Bank of Switzerland AG	01/06/12	37,623	36,700	923

1,611,677	CNY	Barclays Bank plc	01/06/12	254	253	1

13,550,000	EUR	BNP Paribas	01/06/12	18,696	18,213	483
3,910,000	EUR	Citibank, N.A.	01/06/12	5,404	5,256	148
754,284	EUR	Union Bank of Switzerland AG	01/06/12	1,026	1,014	12
48,947,831	EUR	Westpac Banking Corp.	01/06/12	68,480	65,794	2,686

1,158,184	GBP	Barclays Bank plc	01/06/12	1,857	1,817	40
518,350	GBP	BNP Paribas	01/06/12	829	813	16
602,841	GBP	Citibank, N.A.	01/06/12	950	945	5
21,668,080	GBP	Westpac Banking Corp.	01/06/12	34,740	33,985	755

27,263,880,110	IDR	Citibank, N.A.	01/06/12	3,045	2,981	64

7,543,967	PLN	Citibank, N.A.	01/09/12	2,422	2,241	181
2,514,656	PLN	Citibank, N.A.	11/08/12	806	732	74

62,955,031	ZAR	Citibank, N.A.	01/06/12	8,002	7,714	288

				189,497	183,983	5,514

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
CNY	—	China yuan
EDA	—	Economic Development Authority
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
ZAR	—	South African Rand

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $113,000 which amounts to 0.0%(g) of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars)
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,382
Aggregate gross unrealized depreciation	(12,542)

Net unrealized appreciation/depreciation	$(8,160)

Federal income tax cost of investments	$651,017

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$36,216	$—	$36,216
Collateralized Mortgage Obligations:
Agency	—	6,596	—	6,596
Non-Agency	—	29,201	—	29,201
Corporate Bonds
Consumer Discretionary	—	58,340	—	58,340
Consumer Staples	—	28,384	—	28,384
Energy	—	25,180	—	25,180
Financials	—	85,666	113	85,779
Health Care	—	30,354	—	30,354
Industrials	—	24,884	—	24,884
Information Technology	—	19,803	—	19,803
Materials	—	14,777	—	14,777
Telecommunication Services	—	22,598	—	22,598
Utilities	—	19,788	—	19,788

Total Corporate Bonds	—	329,774	113	329,887

Foreign Government Securities	—	71,557	—	71,557
Mortgage Pass-Through Securities	—	59,091	—	59,091
Municipal Bond	—	164	—	164
U.S. Treasury Obligation	—	145	—	145
Short-Term Investment
Investment Company	110,000	—	—	110,000

Total Investments in Securities	$110,000	$532,744	$113	$642,857

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,700	—	5,700
Futures Contracts	35	—	—	35

Total Appreciation in Other Financial Instruments	$35	$5,700	$—	$5,735

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(803)	—	(803)
Futures Contracts	(1,067)	—	—	(1,067)
Credit Default Swaps	—	(1,141)	—	(1,141)

Total Depreciation in Other Financial Instruments	$(1,067)	$(1,944)	$—	$(3,011)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investments in Securities
Corporate Bonds - Financials	$—	$—	$(17)	$1	$—	$—	$129	$—	$113

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(17,000).

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)		TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, London:
Republic of Korea, 4.875%, 09/22/14	1.000	% quarterly	12/20/16	1.555%	8,120	204	(207)
Republic of Korea, 4.875%, 09/22/14	1.000	% quarterly	12/20/16	1.555	11,760	286	(313)

						490	(520)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)		TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, London:
CDX.NA.HY.17.V1	5.000	% quarterly	12/20/16	7.313%	64,500	4,968	(6,033)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)		TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, London:
People’s Republic of China, 4.750%, 10/29/13	1.000	% quarterly	12/20/16	1.490%	8,120	(179)	150
People’s Republic of China, 4.750%, 10/29/13	1.000	% quarterly	12/20/16	1.490	11,760	(250)	233

						(429)	383

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 4.4%
New York — 4.4%
2,300	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.230%, 12/01/11	2,300
	New York City,
500	Series H, Subseries H-3, GO, VRDO, AGM, 0.070%, 12/01/11	500
600	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.130%, 12/01/11	600
1,550	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.170%, 12/01/11	1,550
1,900	Series I, Subseries I-5, GO, VRDO, LOC: CA Public Employees Retirement System, 0.080%, 12/01/11	1,900
900	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.170%, 12/01/11	900
4,800	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.160%, 12/01/11	4,800
11,850	New York City Municipal Water Finance Authority, 2nd Generation, Series DD-1, Rev., VRDO, 0.080%, 12/01/11	11,850
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
700	Series AA-1, Rev., VRDO, 0.080%, 12/01/11	700
19,400	Series BB-1, Rev., VRDO, 0.220%, 12/01/11	19,400
500	Series BB-2, Rev., VRDO, 0.210%, 12/01/11	500
700	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.130%, 12/01/11	700
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.170%, 12/01/11	900
2,650	Subseries C-5, Rev., VRDO, 0.130%, 12/01/11	2,650
1,050	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.070%, 12/01/11	1,050
	New York City, Fiscal 2008,
5,205	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/01/11	5,205
5,465	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.270%, 12/01/11	5,465
650	Trust for Cultural Resources, Lincoln Center, Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 12/01/11	650

	Total Daily Demand Note (Cost $61,620)	61,620

Municipal Bonds — 10.7%
New York — 10.7%
10,200	Addison Central School District, GO, BAN, 1.500%, 01/19/12 (m)	10,210
15,000	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	15,072
12,470	Bath Central School District, GO, BAN, 1.500%, 06/15/12	12,473
10,000	Binghamton City School District, GO, TAN, 1.250%, 01/20/12	10,009
9,345	Cheektowaga-Maryvale Union Free School District, GO, BAN, 2.000%, 12/22/11	9,352
4,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	4,015
15,000	Enlarged Troy School District, GO, BAN, 1.500%, 11/21/12	15,104
5,935	Essex County, New York, GO, BAN, 1.500%, 11/16/12	5,988
10,000	Franklinville Central School District, GO, BAN, 1.500%, 06/29/12	10,046
3,330	Geneva City School District, GO, BAN, 1.750%, 06/22/12	3,346
10,550	Gouverneur Central School District, GO, BAN, 1.500%, 06/22/12	10,587
10,000	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12	10,070
2,000	Hudson Falls Central School District, GO, BAN, 1.250%, 06/29/12	2,002
7,610	Lackawanna City School District, GO, BAN, 2.000%, 06/14/12	7,647
8,337	Odessa-Montour Central School District, GO, BAN, 1.500%, 06/15/12	8,372
10,000	Schenectady City School District, GO, RAN, 2.000%, 01/27/12	10,012
4,905	Walton Central School District, GO, BAN, 1.500%, 07/13/12	4,929

	Total Municipal Bonds (Cost $149,234)	149,234

Weekly Demand Notes — 77.5%
New York — 76.7%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 12/07/11	6,855

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
New York — Continued
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 12/07/11	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.270%, 12/07/11	8,955
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.240%, 12/07/11	2,475
14,825	Dutchess County Industrial Development Agency, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.130%, 12/07/11	14,825
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	225
2,415	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	2,415
15,035	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	15,035
1,640	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.290%, 12/07/11	1,640
	Metropolitan Transportation Authority,
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.140%, 12/07/11 (e)	11,385
24,100	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/07/11	24,100
5,100	Nassau Health Care Corp., Rev., VRDO, LOC: TD Bank N.A., 0.080%, 12/07/11	5,100
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11 (e)	11,250
5,400	Series B, Subseries B-4, GO, VRDO, 0.180%, 12/07/11	5,400
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.350%, 12/07/11	3,800
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.190%, 12/07/11	8,700
2,700	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.100%, 12/07/11	2,700
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.090%, 12/07/11	6,800
24,500	Subseries A-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.090%, 12/07/11	24,500
15,560	Subseries A-6, GO, VRDO, LOC: Helaba, 0.220%, 12/07/11	15,560
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.350%, 12/07/11	3,550
14,670	Subseries H-2, GO, VRDO, LOC: Bank of NY Mellon, 0.080%, 12/07/11	14,670
8,740	Subseries H-3, GO, VRDO, LOC: Bank of NY Mellon, 0.080%, 12/07/11	8,740
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/07/11	1,225
1,950	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.080%, 12/07/11	1,950
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 12/07/11	11,400
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 12/07/11	9,950
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	6,900
12,750	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/11 (e)	12,750
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.110%, 12/07/11	3,400
26,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 12/07/11	26,000
3,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 12/07/11	3,900

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
New York — Continued
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	10,300
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.130%, 12/07/11	7,000
10,100	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.110%, 12/07/11	10,100
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	200
4,800	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.110%, 12/07/11	4,800
7,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/07/11	7,200
1,605	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.160%, 12/07/11	1,605
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.110%, 12/07/11	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.120%, 12/07/11	4,470
13,700	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: M&T Bank, 0.180%, 12/07/11	13,700
36,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.130%, 12/07/11	36,600
4,100	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.140%, 12/07/11	4,100
10,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.250%, 12/07/11	10,000
	New York City Transitional Finance Authority,
8,850	Series ROCS-RR-II-R-12054, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.150%, 12/07/11	8,850
7,935	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.090%, 12/07/11	7,935
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.150%, 12/07/11	1,100
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 0.100%, 12/07/11	600
	New York City Transitional Finance Authority, New York City Recovery,
20,635	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.120%, 12/07/11	20,635
9,750	Series 3, Subseries 3-G, Rev., VRDO, 0.050%, 12/07/11	9,750
2,205	New York City Trust for Cultural Resources, American Museum Natural, Series B1, Rev., VRDO, 0.100%, 12/07/11	2,205
12,850	New York City, Fiscal 2008, Subseries J-9, GO, VRDO, 0.100%, 12/07/11	12,850
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 12/07/11 (e)	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 12/07/11	7,914
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11 (e)	10,000
20,420	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11 (e)	20,420

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
New York — Continued
2,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	2,525
1,700	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	1,700
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	7,500
3,050	New York Local Government Assistance Corp., Series C, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.160%, 12/07/11	3,050
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 12/07/11 (e)	3,350
	New York State Dormitory Authority,
2,900	Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11	2,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.150%, 12/07/11	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/11 (e)	6,175
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	8,000
10,000	New York State Dormitory Authority, City University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	10,000
4,800	New York State Dormitory Authority, Columbia University, Rev., VRDO, 0.050%, 12/07/11	4,800
18,025	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.110%, 12/07/11	18,025
34,900	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.400%, 12/07/11	34,900
	New York State Dormitory Authority, Fordham University,
9,905	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 12/07/11	9,905
6,955	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 12/07/11	6,955
13,500	New York State Dormitory Authority, New York Law School, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 12/07/11	13,500
16,635	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 12/07/11	16,635
	New York State Dormitory Authority, Rockefeller University,
4,100	Series A, Rev., VRDO, 0.090%, 12/07/11	4,100
7,000	Series A, Rev., VRDO, 0.110%, 12/07/11	7,000
3,250	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.120%, 12/07/11	3,250
17,740	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers and Traders, 0.190%, 12/07/11	17,740
3,805	New York State Environmental Facilities Corp., MERLOTS, Series B- 20, Rev., VRDO, 0.140%, 12/07/11	3,805
	New York State Housing Finance Agency,
10,000	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.740%, 12/07/11	10,000
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	700
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	1,150
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.110%, 12/07/11	2,000
1,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/11	1,400

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
New York — Continued
	New York State Housing Finance Agency, 345 East 94th Street Housing,
22,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	22,500
4,900	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.500%, 12/07/11	4,900
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	11,050
3,000	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.790%, 12/07/11	3,000
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.500%, 12/07/11	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	2,700
6,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	6,900
5,300	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/07/11	5,300
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	3,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 12/07/11	4,085
15,750	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 12/07/11	15,750
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	5,800
3,800	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	3,800
14,190	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 12/07/11	14,190
4,835	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/11	4,835
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.120%, 12/07/11	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.120%, 12/07/11	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/07/11	22,210
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	6,700
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	5,700
6,780	New York State Thruway Authority, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.240%, 12/07/11 (e)	6,780
2,400	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.130%, 12/07/11	2,400
800	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.130%, 12/07/11	800

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
New York — Continued
3,275	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.550%, 12/07/11	3,275
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/07/11	5,000
	Triborough Bridge & Tunnel Authority,
10,000	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11	10,000
7,060	Subseries B-3, Rev., VRDO, 0.160%, 12/07/11	7,060
29,125	Subseries B-4, Rev., VRDO, 0.260%, 12/07/11	29,125
41,700	Subseries CD, Rev., VRDO, AGM, 0.120%, 12/07/11	41,700
9,265	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.110%, 12/07/11	9,265
12,600	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 12/07/11	12,600

		1,067,409

Other Territories — 0.8%
10,630	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.500%, 12/07/11 (e)	10,630

	Total Weekly Demand Notes (Cost $1,078,039)	1,078,039

SHARES
Variable Rate Demand Preferred Shares — 6.7%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.320%, 12/07/11 # (e)	20,000
15,000	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.260%, 12/07/11 # (e)	15,000
20,000	Nuveen New York Investment Quality Muni Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	20,000
20,000	Nuveen New York Performance Plus Muni Fund, Inc., LIQ: Deutsche Bank A.G., 0.290%, 12/07/11 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $92,700)	92,700

	Total Investments — 99.3% (Cost $1,381,593) *	1,381,593
	Other Assets in Excess of Liabilities — 0.7%	9,743

	NET ASSETS — 100.0%	$1,391,336

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue bond
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, swaps, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$1,381,593	$—	$1,381,593

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds— 97.6%
	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,639

	Florida — 0.1%
	Water & Sewer — 0.1%
965	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,045

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	880

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,741

	Massachusetts — 0.8%
	Prerefunded — 0.8%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,566

	New Jersey — 0.8%
	Other Revenue — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	877
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,080
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,796

	Total New Jersey	5,753

	New York — 92.6%
	Certificate of Participation/Lease — 7.4%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13 (p)	2,654
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,300
	New York State Dormitory Authority, City University System, CONS,
2,010	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	2,095
7,375	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	7,646
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,576
1,780	Series B, Rev., COP, 6.000%, 07/01/14	1,894
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,168
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	2,596
710	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	833
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12 (p)	1,546
	New York State Dormitory Authority, State University Educational Facilities,
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,827
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,510
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,216
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,747
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,179
1,425	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	1,480
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,240
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,286
7,000	Series C, Rev., COP, 5.000%, 01/01/25	7,566
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,087

		55,446

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — 6.3%
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,201
1,000	Series B, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,022
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,138
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,678
235	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	250
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/14	116
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,744
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,093
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/12	95
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	558
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,756
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,137
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,249
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,633
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,963
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,833
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,036
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,156
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,147
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,097
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,123

		47,025

General Obligation — 20.1%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,775
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,777
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,218
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,884
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	816
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	95
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/15	1,026
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	644
255	GO, AGM, 5.250%, 04/15/15	281
	Cleveland Hill Union Free School District, Unrefunded Balance,
275	GO, NATL-RE, FGIC, 5.500%, 10/15/13	276
295	GO, NATL-RE, FGIC, 5.500%, 10/15/14	296
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,709
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	292
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,450
1,000	GO, 4.000%, 04/15/15	1,097
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,216
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,236
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,194
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,493
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/14	1,034
1,050	Monroe County, Public Improvement, GO, 6.000%, 03/01/13	1,105

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/15	1,037
100	GO, NATL-RE, FGIC, 5.000%, 03/01/16	101
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	373
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,167
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	305
	Nassau County,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,561
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,106
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,160
2,000	Series F, GO, 5.000%, 10/01/20	2,262
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,737
1,100	New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,260
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/23	3,427
2,250	Series B, GO, 4.000%, 08/01/14	2,433
4,000	Series B, GO, NATL-RE, FGIC-TCRS, 5.750%, 08/01/13	4,142
2,000	Series C, GO, 5.000%, 08/01/17	2,353
2,000	Series C, GO, 5.000%, 08/01/19	2,395
3,000	Series C, GO, 5.000%, 01/01/20	3,416
5,000	Series D, GO, 5.000%, 02/01/17	5,826
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,540
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,734
2,500	Series G, GO, 5.000%, 12/01/19	2,749
3,000	Series G, GO, 5.000%, 08/01/20	3,370
3,000	Series H, GO, 5.000%, 08/01/16	3,303
2,000	Series H-1, GO, 5.125%, 03/01/24	2,248
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,131
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,830
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,396
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,244
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	3,946
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,118
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,405
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,726
3,385	New York City, Unrefunded Balance, Series J, GO, NATL-RE, 5.250%, 05/15/18	3,694
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	497
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,467
1,230	Series A, GO, 5.250%, 05/15/13	1,247
1,280	Series A, GO, 5.250%, 05/15/14	1,298
1,335	Series A, GO, 5.250%, 05/15/15	1,354
785	Series A, GO, 5.250%, 05/15/16	796
	Onondaga County, Unrefunded Balance,
580	Series A, GO, 5.000%, 05/01/12	592
1,960	Series A, GO, 5.000%, 05/01/12 (p)	1,999
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	923
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,730
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/14	801
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,493
6,260	Series C, GO, 5.000%, 04/15/16	7,034
4,000	Series C, GO, 5.000%, 04/15/17	4,483
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,273
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,595
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,251
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,194

		150,547

	Hospital — 2.2%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,332
395	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/20	397
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,557
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,210
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	454
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	5,239
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,352

		16,541

	Housing — 0.7%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,169
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 10/01/22	923

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — Continued
2,105	Series 156, Rev., 5.000%, 04/01/25	2,209

		5,301

	Industrial Development Revenue/Pollution Control Revenue — 3.2%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,762
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,245
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,188
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,564
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
290	Series B, Rev., 5.200%, 05/15/14	302
700	Series NYC-02, Rev., 5.750%, 06/15/12	721
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,471
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,095
1,000	Series C, Rev., 4.000%, 12/15/15	1,107
2,400	Series C, Rev., 4.000%, 12/15/16	2,691
1,100	Series C, Rev., 5.000%, 12/15/15	1,261
1,350	Series C, Rev., 5.000%, 12/15/16	1,579

		23,986

	Other Revenue — 9.1%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,563
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,734
750	Series A, Rev., AGM, 5.000%, 11/15/19	792
2,600	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series HH, Rev., 5.000%, 06/15/26	2,920
	New York City Transitional Finance Authority Future Tax Secured Revenue,
1,000	Sub Series D-1, Rev., 5.000%, 11/01/26	1,135
1,000	Sub Series D-1, Rev., 5.000%, 11/01/27	1,118
	New York City Transitional Finance Authority, Future Tax Secured,
2,500	Series B, Rev., 5.000%, 02/01/27	2,779
2,000	Series D, Rev., 5.000%, 11/01/15	2,297
2,000	Series D, Rev., 5.000%, 11/01/16	2,347
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	2,021
1,000	New York Power Authority (The), Series 2011 A, Rev., 5.000%, 11/15/21	1,224
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	5,859
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,755
	New York State Dormitory Authority, Mount Sinai Hospital,
2,225	Series A, Rev., 5.000%, 07/01/17	2,487
2,000	Series A, Rev., 5.000%, 07/01/26	2,058
2,550	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series C, Rev., 5.000%, 10/15/27	2,834
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,416
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,230
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,774
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,258
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,492
1,395	Series A, Rev., 5.000%, 06/01/15	1,558
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,306
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,296
1,340	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,292
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,275
1,000	Series A, Rev., 5.000%, 07/01/23	1,122

		67,942

	Prerefunded — 3.7%
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,522

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,058
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,442
1,615	New York City, Series J, GO, NATL-RE, 5.250%, 05/15/14 (p)	1,800
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
1,000	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series A, Rev., 5.750%, 06/15/12 (p)	1,030
2,000	New York State Urban Development Corp., Personal Income Tax, State Facilities, Series A, Rev., 5.375%, 03/15/12 (p)	2,030
510	Onondaga County, Series A, GO, 5.000%, 05/01/12 (p)	520
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	115
1,850	Series X, Rev., 6.625%, 01/01/12 (p)	1,860

		27,383

	Special Tax — 13.3%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,179
1,000	Series A, Rev., 5.000%, 11/15/21	1,167
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,243
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,671
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,682
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/26	1,743
1,170	Series A, Rev., 5.250%, 11/01/19	1,413
1,000	Series B, Rev., 5.000%, 11/01/18	1,176
3,000	Series B, Rev., 5.000%, 11/01/20	3,455
3,250	Series D, Rev., 5.000%, 11/01/25	3,662
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,811
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	51
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,346
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,519
1,925	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,054
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,525
2,500	Series A, Rev., 5.000%, 04/01/20	2,929
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,622
3,455	Series B, Rev., 5.250%, 02/15/21	4,079
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,354
3,100	Series C, Rev., 5.000%, 03/15/24	3,487
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	5,766
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	1,976
1,000	Series A, Rev., 5.000%, 12/15/22	1,159
1,000	Series A, Rev., 5.250%, 12/15/17	1,200
2,000	Series A, Rev., 5.250%, 12/15/18	2,440
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	588
1,295	Series A, Rev., 5.000%, 03/15/25	1,442
2,890	Series A, Rev., 5.000%, 03/15/26	3,193
2,705	Series A, Rev., 5.000%, 03/15/27	2,965
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,519
2,455	Series A, Rev., 5.000%, 03/15/22	2,796
3,700	Series A, Rev., 5.250%, 03/15/19	4,500
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,782
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,585
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,850

		99,929

	Transportation — 19.4%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008 C, Rev., 6.250%, 11/15/23	2,365
1,000	Series A, Rev., 5.100%, 11/15/23	1,122
1,000	Series A, Rev., 5.125%, 11/15/24	1,113
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,196
1,000	Series B, Rev., 5.250%, 11/15/22	1,160
2,000	Series B, Rev., 5.250%, 11/15/24	2,265
	Metropolitan Transportation Authority,
16,920	Service Contract, Series A, Rev., 5.750%, 07/01/16	19,845

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,760
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,121
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,075
5,000	Series A, Rev., 5.000%, 03/15/17	5,858
1,550	Series A, Rev., 5.000%, 03/15/20	1,824
6,000	Series A, Rev., 5.000%, 04/01/26	6,675
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,302
8,695	Series B, Rev., 5.000%, 04/01/22	9,900
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,319
2,000	Rev., 5.000%, 04/01/19	2,351
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,829
1,500	Series A, Rev., 5.000%, 04/01/22	1,694
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,757
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,100
2,500	Series B, Rev., 5.000%, 04/01/22	2,810
5,000	Series B, Rev., 5.000%, 04/01/24	5,509
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,642
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,279
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,651
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,308
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,428
1,075	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,131
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,298
1,500	149th Series, Rev., 5.000%, 11/15/18	1,764
4,000	151st Series, Rev., 5.250%, 09/15/23	4,321
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,465
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/21	7,211
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,712
2,650	Series C, Rev., 5.000%, 11/15/21	3,090
3,800	Series C, Rev., 5.000%, 11/15/23	4,338
5,000	Series D, Rev., 5.000%, 11/15/23	5,541

		145,129

	Utility — 2.3%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,795
2,000	Series B, Rev., 5.625%, 04/01/24	2,266
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,137
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,699
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,130
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,747
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,877

		17,651

	Water & Sewer — 4.9%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	945
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	761
1,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010, Series BB, Rev., 5.000%, 06/15/14	1,108
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,415
1,500	Series B, Rev., 5.000%, 06/15/18	1,654
7,355	Series B, Rev., 5.000%, 06/15/19	8,080
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation, Series FF, Rev., 5.000%, 06/15/25	1,126
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	6,000
1,450	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 06/15/14	1,608
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,128
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/15	2,053

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — Continued
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,279
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,344

		36,501

	Total New York	693,381

	Ohio — 0.1%
	Housing — 0.1%
920	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	950

	Puerto Rico — 1.0%
	General Obligation — 0.2%
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,149
210	Series A, GO, 5.500%, 07/01/18	231

		1,380

	Other Revenue — 0.7%
	Puerto Rico Highway & Transportation Authority,
55	Series 1996 Z, Rev., AGM, 6.250%, 07/01/16 (p)	68
1,050	Series 1996 Z, Rev., AGM, 6.250%, 07/01/16	1,209
1,920	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,398
80	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	88
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,505

		5,268

	Utility — 0.1%
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	505

	Total Puerto Rico	7,153

	Texas — 0.6%
	General Obligation — 0.6%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,592
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,851

	Total Texas	4,443

	Virgin Islands — 0.5%
	Other Revenue — 0.5%
3,660	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	3,668

	Wisconsin — 0.6%
	Education — 0.2%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.780%, 05/01/29 (f) (i)	1,272

	General Obligation — 0.4%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/16	2,821

	Total Wisconsin	4,093

	Total Municipal Bonds (Cost $676,903)	730,312

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
9,823	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $9,823)	9,823

	Total Investments — 98.9% (Cost $686,726)	740,135

	Other Assets in Excess of Liabilities — 1.1%	8,309

	NET ASSETS — 100.0%	$748,444

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $4,540,000 which amounts to 0.6% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency exchange contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,471
Aggregate gross unrealized depreciation	(62)

Net unrealized appreciation/depreciation	$53,409

Federal income tax cost of investments	$686,726

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,639	$—	$1,639
Florida
Water & Sewer	—	—	1,045	1,045
Hawaii
Water & Sewer	—	880	—	880
Louisiana
General Obligation	—	1,741	—	1,741
Massachusetts
Prerefunded	—	5,566	—	5,566
New Jersey
Other Revenue	—	5,753	—	5,753
New York
Certificate of Participation/Lease	—	55,446	—	55,446
Education	—	44,802	2,223	47,025
General Obligation	—	150,547	—	150,547
Hospital	—	16,541	—	16,541
Housing	—	5,301	—	5,301
Industrial Development Revenue/Pollution Control Revenue	—	23,986	—	23,986
Other Revenue	—	67,942	—	67,942
Prerefunded	—	27,383	—	27,383
Special Tax	—	99,929	—	99,929
Transportation	—	145,129	—	145,129
Utility	—	17,651	—	17,651
Water & Sewer	—	36,501	—	36,501

Total New York	—	691,158	2,223	693,381

Ohio
Housing	—	950	—	950
Puerto Rico
General Obligation	—	1,380	—	1,380
Other Revenue	—	5,268	—	5,268
Utility	—	505	—	505

Total Puerto Rico	—	7,153	—	7,153

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
General Obligation	—	4,443	—	4,443
Virgin Islands
Other Revenue	—	3,668	—	3,668
Wisconsin
Education	—	—	1,272	1,272

General Obligation	—	2,821	—	2,821
Total Wisconsin	—	2,821	1,272	4,093

Total	—	725,772	4,540	730,312

Short-Term Investments
Investment Companies	9,823	—	—	9,823

Total Investments in Securities	$9,823	$725,772	$4,540	$740,135

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

	Balance as of 02/28/11	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Florida - Water & Sewer	$1,048	$—		$10	$(8)	$—	$(5)	$—	$—	$1,045
New York - Education	2,238	—	(a)	(5)	(9)	—	—	—	—	2,223
Wisconsin - Education	1,254	—		18	—	—	—	—	—	1,272

	$4,540	—	(a)	$23	$(17)	$—	$(5)	$—	$—	$4,540

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $23,000.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 28.7%
	Australia & New Zealand Banking Group Ltd.,
70,000	0.350%, 02/06/12	70,001
226,000	0.490%, 04/30/12	226,000
124,000	Bank of Montreal, 0.310%, 02/21/12	124,000
	Bank of Nova Scotia,
530,000	0.300%, 02/15/12	530,000
490,000	0.420%, 04/19/12	490,000
294,500	0.450%, 06/22/12	294,500
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
1,039,700	0.400%, 02/13/12	1,039,700
375,000	0.470%, 03/20/12	375,000
525,000	Barclays Bank plc, 0.200%, 12/23/11	525,000
295,000	Caisse des Depots et Consignation, 0.360%, 03/09/12	295,000
160,000	Clydesdale Bank plc, 0.520%, 12/22/11	160,001
265,000	Commonwealth Bank of Australia Ltd., 0.300%, 02/08/12	265,000
120,000	Credit Suisse First Boston, 0.380%, 01/03/12	120,000
	Deutsche Bank AG,
1,100,000	0.270%, 12/01/11	1,100,000
525,000	0.330%, 12/16/11	525,000
487,000	0.370%, 12/27/11	487,000
	DnB NOR Bank ASA,
90,000	0.370%, 01/30/12	90,000
540,000	0.420%, 02/10/12	540,005
	HSBC Bank plc,
251,000	0.310%, 02/27/12	251,000
463,000	0.355%, 02/16/12	463,005
379,000	0.470%, 04/30/12	379,000
421,000	0.490%, 04/24/12	421,000
460,000	0.495%, 04/23/12	460,012
510,000	ING Bank N.V., 0.260%, 12/14/11	510,000
	Mitsubishi UFJ Trust & Banking Corp.,
60,000	0.350%, 12/05/11	60,000
304,000	0.460%, 02/27/12 (n)	303,659
69,350	0.460%, 03/01/12	69,350
120,000	0.465%, 02/28/12	120,000
100,000	0.470%, 02/24/12	100,000
336,000	0.500%, 03/19/12	336,000
76,000	0.500%, 03/23/12	76,000
325,000	0.510%, 03/22/12	325,010
269,410	0.650%, 05/08/12	269,410
90,000	0.650%, 05/09/12	90,000
	Mizuho Corporate Bank Ltd.,
500,000	0.300%, 01/12/12	500,000
665,000	0.300%, 01/13/12	665,000
125,000	0.320%, 12/02/11	125,000
500,000	0.430%, 02/06/12	500,000
500,000	0.430%, 02/07/12	500,000
	National Australia Bank Ltd.,
700,000	0.283%, 12/12/11	700,000
237,000	0.380%, 02/06/12	237,002
300,000	0.445%, 03/22/12	300,005
90,000	0.455%, 03/29/12	90,001
454,000	0.455%, 03/29/12	454,008
334,000	0.455%, 04/03/12	334,006
500,000	0.460%, 04/03/12	500,017
79,000	0.500%, 04/11/12	79,000
265,000	0.600%, 05/17/12	265,006
	National Bank of Canada,
500,000	0.280%, 02/15/12	500,000
296,000	0.280%, 02/17/12	296,000
623,000	Nordea Bank Finland plc, 0.380%, 02/10/12	623,000
	Norinchukin Bank-New York,
217,000	0.470%, 02/07/12	217,000
711,000	0.480%, 02/10/12	711,000
392,000	0.500%, 02/14/12	392,000
146,000	0.510%, 02/21/12	146,000
124,700	0.525%, 02/23/12	124,700
43,557	Oversea-Chinese Banking Corp. Ltd., 0.300%, 01/03/12	43,557
	Rabobank Nederland N.V.,
200,000	0.350%, 12/31/11	200,000
250,000	0.380%, 01/30/12	250,000
385,650	0.380%, 01/31/12	385,650
539,000	0.400%, 02/10/12	539,000
	Royal Bank of Canada,
530,000	0.300%, 02/15/12	530,000
420,000	0.320%, 02/24/12	420,000
	Skandinaviska Enskilda Banken AB,
317,000	0.250%, 12/21/11	317,000
500,000	0.260%, 12/30/11	500,000
	Sumitomo Mitsui Banking Corp.,
310,000	0.290%, 01/09/12	310,000
572,500	0.340%, 12/01/11	572,500
100,000	0.400%, 02/16/12	100,000
437,000	0.410%, 02/13/12	437,004
352,000	0.410%, 02/14/12	352,004
250,000	0.410%, 02/17/12	250,000
500,000	0.410%, 02/21/12	500,000
114,000	0.470%, 03/22/12	114,000
	Sumitomo Trust & Banking Co., Ltd. ,
109,000	0.420%, 01/13/12 (n)	108,945
251,000	0.420%, 01/13/12 (n)	250,874
342,000	0.530%, 02/17/12 (n)	341,608
	Svenska Handelsbanken AB,
610,000	0.313%, 12/02/11	610,000
386,000	0.385%, 01/30/12	386,000
262,700	0.385%, 02/10/12	262,703
329,000	0.405%, 02/08/12	329,003
687,850	0.455%, 02/24/12	687,858
300,000	Swedbank AB, 0.180%, 12/27/11	300,000
	Toronto-Dominion Bank,
234,000	0.320%, 02/06/12	234,000
167,000	0.320%, 02/07/12	167,000
310,000	0.320%, 02/08/12	310,000
741,000	UBS AG, 0.350%, 12/02/11	741,000
	Westpac Banking Corp.,
158,360	0.350%, 02/13/12	158,354
88,000	0.470%, 04/02/12	88,000

	Total Certificates of Deposit (Cost $30,544,458 )	30,544,458

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — 20.2% (n)
117,500	Alpine Securitization Corp., 0.300%, 01/11/12 (e) (m)	117,460
	Argento Variable Funding Co. LLC,
230,000	0.200%, 12/06/11 (e)	229,994
108,000	0.270%, 12/02/11 (e)	107,999
320,000	0.270%, 12/05/11 (e)	319,990
	Atlantis One Funding Corp.,
139,506	0.360%, 01/03/12 (e)	139,460
106,000	0.400%, 02/08/12 (e)	105,919
578,000	0.451%, 02/22/12 (e)	577,400
	Australia & New Zealand Banking Group Ltd.,
152,000	0.230%, 12/08/11 (e)	151,993
101,200	0.331%, 02/09/12 (e)	101,135
500,000	0.351%, 02/03/12 (e)	499,689
377,000	0.431%, 03/28/12 (e)	376,468
187,000	0.461%, 04/16/12 (e)	186,673
81,000	0.461%, 04/13/12 (e)	80,861
170,000	0.521%, 05/21/12 (e)	169,578
69,250	Bank of Nova Scotia, 0.030%, 12/01/11	69,250
89,250	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 01/23/12	89,208
	Barclays Bank plc,
100,000	0.280%, 12/19/11 (e)	99,986
100,000	0.350%, 01/10/12 (e)	99,961
188,000	0.370%, 12/05/11 (e)	187,992
	Barclays U.S. Funding Corp.,
393,225	0.120%, 12/01/11	393,225
778,000	0.300%, 01/10/12	777,741
25,000	Bryant Park Funding LLC, 0.170%, 12/08/11 (e)	24,999
	Caisse d’Amortissement de la Dette Sociale,
20,000	0.250%, 12/16/11 (e)	19,998
87,000	0.341%, 03/06/12 (e)	86,921
260,000	Cancara Asset Securitisation LLC, 0.200%, 12/06/11 (e)	259,993
175,500	Ciesco LLC, 0.240%, 01/09/12 (e)	175,454
	Commonwealth Bank of Australia Ltd.,
87,000	0.310%, 01/26/12 (e)	86,958
160,000	0.346%, 02/08/12 (e)	159,894
76,000	0.371%, 01/27/12 (e)	75,956
100,000	0.371%, 02/06/12 (e)	99,931
50,000	0.386%, 03/02/12 (e)	49,951
216,000	0.456%, 03/30/12 (e)	215,673
130,000	0.461%, 04/23/12 (e)	129,761
153,000	0.461%, 04/16/12 (e)	152,732
219,130	0.463%, 04/17/12 (e)	218,742
433,000	0.471%, 04/30/12 (e)	432,146
28,000	0.481%, 03/19/12 (e)	27,959
390,000	0.491%, 05/09/12 (e)	389,151
	Credit Suisse,
115,000	0.420%, 01/27/12	114,924
200,000	0.430%, 02/09/12	199,833
793,620	0.441%, 02/13/12	792,902
	Deutsche Bank Financial LLC,
171,300	0.060%, 12/01/11	171,300
600,000	0.370%, 12/22/11	599,871
300,000	DnB NOR Bank ASA, 0.420%, 02/17/12 (e)	299,727
	Erste Finance LLC,
145,000	0.361%, 12/07/11 (e)	144,991
150,000	0.370%, 12/22/11 (e)	149,968
	General Electric Capital Corp.,
190,000	0.250%, 12/29/11	189,963
390,000	0.341%, 03/23/12	389,584
163,000	0.351%, 03/26/12	162,816
200,000	General Electric Co., 0.100%, 12/22/11	199,988
115,000	Grampian Funding LLC, 0.200%, 12/06/11 (e)	114,997
	Kells Funding LLC,
173,000	0.300%, 12/14/11	172,981
180,000	0.300%, 12/16/11	179,978
145,000	0.371%, 04/10/12	144,805
150,000	0.553%, 02/17/12 (e)	150,000
200,000	0.567%, 12/08/11 (e)	200,000
	Macquarie Bank Ltd.,
100,000	0.420%, 01/09/12 (e)	99,954
150,000	0.420%, 01/10/12 (e)	149,930
185,000	0.350%, 12/19/11 (e)	184,968
140,000	0.400%, 12/02/11 (e)	139,998
40,000	0.400%, 12/12/11 (e)	39,995
150,000	0.400%, 12/13/11 (e)	149,980
41,000	0.451%, 12/29/11 (e)	40,986
83,371	MetLife Short Term Funding LLC, 0.320%, 12/27/11 (e)	83,352
465,000	Nordea North America, Inc., 0.400%, 02/08/12	464,644
	NRW Bank Corp.,
510,000	0.250%, 12/07/11 (e)	509,979
341,000	0.250%, 12/08/11 (e)	340,983
893,000	0.250%, 12/16/11 (e)	892,907
377,000	0.257%, 12/01/11 (e)	377,000
276,000	0.260%, 12/21/11 (e)	275,960
183,000	Oversea-Chinese Banking Corp. Ltd., 0.400%, 02/01/12	182,874
309,000	Skandinaviska Enskilda Banken AB, 0.250%, 12/15/11 (e)	308,970
	Straight-A Funding LLC,
25,000	0.180%, 12/29/11	24,996
65,282	0.190%, 12/14/11	65,278
	Sumitomo Mitsui Banking Corp.,
452,000	0.401%, 02/13/12 (e)	451,629
313,000	0.411%, 02/22/12 (e)	312,704
75,000	Suncorp Metway Ltd., 0.300%, 12/13/11 (e)	74,993
	Svenska Handelsbanken, Inc.,
60,000	0.320%, 12/05/11 (e)	59,998
200,000	0.431%, 02/23/12 (e)	199,799
35,000	Tasman Funding, Inc., 0.300%, 12/14/11 (e)	34,996
197,074	Thames Asset Global Securitization No. 1, Inc., 0.260%, 12/19/11 (e)	197,048
50,000	Toyota Credit Canada, Inc., 0.521%, 03/22/12	49,919
	Toyota Motor Credit Corp.,
125,000	0.501%, 03/19/12	124,811
53,000	0.511%, 04/04/12	52,906

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
66,000	0.562%, 04/12/12	65,863
	UBS Finance (Delaware) LLC,
525,000	0.220%, 01/06/12	524,885
479,000	0.340%, 12/02/11	478,995
	Westpac Banking Corp.,
77,000	0.361%, 02/03/12 (e)	76,951
254,000	0.361%, 02/06/12 (e)	253,830
140,000	0.461%, 03/27/12 (e)	139,791
15,000	0.461%, 04/05/12 (e)	14,975
410,000	0.461%, 04/20/12 (e)	409,261
514,000	0.464%, 05/03/12 (e)	512,983
89,000	0.471%, 03/15/12 (e)	88,878
269,000	0.471%, 03/29/12 (e)	268,582
403,000	0.471%, 04/18/12 (e)	402,269
419,000	0.501%, 05/16/12 (e)	418,028
	Westpac Securities NZ Ltd.,
100,000	0.300%, 12/05/11 (e)	99,997
48,975	0.320%, 02/02/12 (e)	48,947
20,005	Working Capital Management Co. LP, 0.300%, 12/05/11 (e)	20,004

	Total Commercial Paper (Cost $21,582,625 )	21,582,625

Corporate Notes — 0.7%
Financials — 0.7%
	Commercial Banks — 0.6%
546,250	Australia & New Zealand Banking Group Ltd., VAR, 0.339%, 12/16/11 (e)	546,250
129,000	Wells Fargo & Co., VAR, 0.506%, 01/24/12	129,010

		675,260

	Insurance — 0.1%
92,500	New York Life Global Funding, VAR, 0.395%, 12/29/11 (e)	92,500

	Total Corporate Notes (Cost $767,760 )	767,760

Repurchase Agreements — 10.9%
500,000	Barclays Capital, Inc., 0.090%, dated 11/30/11, due 12/06/11, repurchase price $500,008, collateralized by Federal National Mortgage Association, 0.600% - 1.125% , dated 11/14/13 - 7/25/14, Federal Home Loan Mortgage Corporation, 0.000%, dated 11/4/13, Federal Home Loan Banks, 0.200%, dated 10/5/12, and Federal Farm Credit Banks, 0.000% - 0.276%, dated 1/28/13 - 8/22/13, with a value of $510,000.	500,000
311,412	Barclays Capital, Inc., 0.100%, dated 11/30/11, due 12/01/11, repurchase price $311,413, collateralized by U.S. Treasury Securities, 0.000% - 7.625%, dated 1/15/12 - 2/15/36, with a value of $317,640.	311,412
1,000,000	Barclays Capital, Inc., 0.110%, dated 11/30/11, due 12/07/11, repurchase price $1,000,021, collateralized by Federal National Mortgage Association, 0.000%, dated 6/1/17 - 5/15/30, Federal Home Loan Mortgage Corporation, 0.000% - 1.000% , dated 2/2/12 - 3/15/31 , Federal Home Loan Banks, 0.000% - 5.900%, dated 7/16/12 - 11/10/31, Federal Farm Credit Banks, 0.000% - 5.750%, dated 12/8/11 - 11/16/35, and Tennessee Valley Authority, 0.000%, dated 1/15/38, with a value of $1,020,001.	1,000,000
600,000	Barclays Capital, Inc., 0.130%, dated 11/30/11, due 12/05/11, repurchase price $600,011, collateralized by Federal National Mortgage Association, 0.750%, dated 2/16/13 - 12/19/14, Federal Home Loan Mortgage Corporation, 0.375%, dated 11/27/13, Federal Home Loan Banks, 0.160% - 1.375%, dated 8/17/12 - 9/12/14, and Federal Farm Credit Banks, 0.000%, dated 5/23/12 - 2/20/13, with a value of $612,003.	600,000
659,000	Barclays Capital, Inc., 0.580%, dated 11/30/11, due 01/29/12, repurchase price $659,637, collateralized by Corporate Notes and Bonds, 0.397% - 6.500%, dated 11/25/34 - 2/10/51, with a value of $691,950. (i)	659,000
723,000	Barclays Capital, Inc., 0.580%, dated 11/30/11, due 01/29/12, repurchase price $723,699, collateralized by Corporate Notes and Bonds, 0.000% - 13.125%, dated 12/12/11 - 12/31/99, with a value of $759,150. (i)	723,000
425,000	Citigroup Global Markets Holdings, Inc., 0.680%, dated 11/30/11, due 01/04/12, repurchase price $425,281, collateralized by Corporate Notes and Bonds, 0.000% - 9.000%, dated 12/22/11 - 5/25/52, and Tennessee Valley Authority, 8.250%, dated 4/15/42, with a value of $437,744. (i)	425,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
425,000	Citigroup Global Markets Holdings, Inc., 0.880%, dated 11/30/11, due 01/04/12, repurchase price $425,364, collateralized by Corporate Notes and Bonds, 0.000% to 6.723%, dated 7/25/18 - 5/8/51, Federal National Mortgage Association, 0.000% - 6.500%, dated 2/17/29 - 1/25/44, Federal Home Loan Mortgage Corporation, 0.000% - 3.058% , dated 1/25/20 - 10/25/44 , and U.S.Treasury Securities, 0.500% - 1.875%, dated 8/15/14 - 7/15/15, with a value of $437,653. (i)	425,000
470,000	Credit Suisse USA, Inc., 0.900%, dated 11/30/11, due 02/10/12, repurchase price $470,846, collateralized by Corporate Notes and Bonds, 0.000% - 7.000%, dated 1/10/31 - 6/25/58, Federal National Mortgage Association, 129.000%, dated 8/25/19, Federal Home Loan Mortgage Corporation, 2.004% - 10.000%, dated 4/15/20 - 11/15/36, and Government National Mortgage Association 0.000% - 6.000%, dated 7/16/25 - 4/15/38, with a value of $493,490. (i)	470,000
500,000	Credit Suisse USA, Inc., 0.900%, dated 11/30/11, due 02/02/12, repurchase price $500,800, collateralized by Corporate Notes and Bonds, 0.000% - 6.765%, dated 10/20/18 - 6/25/58, and Municipal Debt Securities, 5.000% - 6.250%, dated 9/15/13 - 7/15/28, with a value of $525,001. (i)	500,000
410,000	Credit Suisse USA, Inc., 0.900%, dated 11/30/11, due 02/01/12, repurchase price $410,646, collateralized by Corporate Notes and Bonds, 0.000% - 8.000%, dated 12/25/16 - 8/27/47, with a value of $430,500. (i)	410,000
225,000	Deutsche Bank Securities, Inc., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $225,001, collateralized by Federal National Mortgage Association, 3.086% - 6.000%, dated 12/1/19 - 11/1/41, and Federal Home Loan Mortgage Corporation, 3.530%, dated 7/1/41, with a value of $229,500.	225,000
483,000	Deutsche Bank Securities, Inc., 0.480%, dated 11/30/11, due 02/03/12, repurchase price $483,419, collateralized by Corporate Notes and Bonds, 0.000% - 58,142%, dated 12/9/11- 8/3/52, Federal National Mortgage Association, 6.390% - 7.150%, dated 5/17/36 - 5/25/36, and Federal Home Loan Mortgage Corporation, 1.238% - 1.682%, dated 4/25/20 - 6/25/20, and The Financing Corporation, 0.000%, dated 2/8/18, with a value of $497,482. (i)	483,000
460,000	Deutsche Bank Securities, Inc., 0.480%, dated 11/30/11, due 02/03/12, repurchase price $460,399, collateralized by Corporate Notes and Bonds, 0.000% - 53.690%, dated 4/15/12 - 3/17/51, with a value of $473,800. (i)	460,000
250,000	HSBC Securities USA, Inc., 0.080%, dated 11/30/11, due 12/01/11, repurchase price $250,001, collateralized by Federal Home Loan Mortgage Corporation, 4.000% - 7.500%, dated 7/1/29 - 5/1/39, with a value of $255,003.	250,000
400,000	HSBC Securities USA, Inc., 0.200%, dated 11/30/11, due 12/01/11, repurchase price $400,002, collateralized by Corporate Notes and Bonds, 0.365% - 9.700%, dated 2/14/12 - 12/20/54, with a value of $412,005.	400,000
300,000	Merrill Lynch PFS, Inc., 0.030%, dated 11/30/11, due 12/01/11, repurchase price $300,000, collateralized by Federal National Mortgage Association, 0.000% - 6.755%, dated 4/25/36 - 9/25/41, Federal Home Loan Mortgage Corporation, 4.756% - 6.337%, dated 2/25/37 - 11/15/41, and Government National Mortgage Association, 5.145% - 6.395%, dated 8/20/35 - 9/20/40, with a value of $309,000.	300,000
230,000	Merrill Lynch PFS, Inc., 0.280%, dated 11/30/11 due 12/01/11, repurchase price $230,002, collateralized by Corporate Notes and Bonds, 0.592% - 7.625%, dated 5/15/12- 1/15/39, Federal National Mortgage Association, 0.000% - 1.643%, dated 5/17/36 - 12/25/43, and Federal Home Loan Mortgage Corporation, 0.000% - 1.410%, dated 6/25/21 - 2/25/43, with a value of $240,945.	230,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
1,400,000	Merrill Lynch PFS, Inc., 0.580%, dated 11/30/11, due 12/01/11, repurchase price $1,400,023, collateralized by Corporate Notes and Bonds, 0.000% - 33.309%, dated 12/12/11 - 4/25/57, Municipal Debt Securities, 0.000% - 8.250%, dated 9/30/14 - 6/15/53, and Federal Home Loan Mortgage Corporation, 0.000% - 1.280%, dated 2/25/21 - 7/25/44, and with a value of $1,470,000.	1,400,000
1,879,000	RBS Securities, Inc., 0.380%, dated 11/30/11, due 12/01/11, repurchase price $1,879,020,collateralized by Corporate Notes and Bonds, 0.000% - 12.566%, dated 1/12/12 - 12/1/49, Municipal Debt Securities, 0.000% - 6.375%, dated 12/1/37 - 7/15/38, and Federal Home Loan Mortgage Corporation, 3.500% - 6.500%, dated 12/1/22 - 12/1/41, and with a value of $1,928,238.	1,879,000

	Total Repurchase Agreements (Cost $11,650,412 )	11,650,412

Time Deposits — 23.8%
1,132,764	Bank of Nova Scotia, 0.080%, 12/01/11	1,132,764
1,779,575	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 12/01/11	1,779,575
	Barclays Bank plc,
300,176	0.100%, 12/01/11	300,176
1,500,000	0.120%, 12/01/11	1,500,000
	Citibank N.A.,
500,000	0.110%, 12/06/11	500,000
124,575	0.110%, 12/06/11	124,575
1,000,000	Commerzbank AG, 0.180%, 12/07/11	1,000,000
	Deutsche Bank AG,
1,256,000	0.060%, 12/01/11	1,256,000
	DnB NOR Bank ASA,
2,700,000	0.070%, 12/01/11	2,700,000
350,000	DZ Bank AG, 0.080%, 12/01/11	350,000
	HSBC Bank USA, N.A.,
2,000,000	0.060%, 12/01/11	2,000,000
	ING Bank N.V.,
1,000,000	0.060%, 12/01/11	1,000,000
600,000	0.110%, 12/02/11	600,000
349,575	0.110%, 12/07/11	349,575
755,000	Lloyds TSB Bank plc, 0.100%, 12/02/11	755,000
600,000	National Bank of Canada, 0.050%, 12/01/11	600,000
2,000,000	Nordea Bank Finland plc, 0.050%, 12/01/11	2,000,000
	Royal Bank of Canada,
500,000	0.030%, 12/01/11	500,000
156,494	0.050%, 12/01/11	156,494
	Royal Bank of Scotland plc,
1,169,575	0.100%, 12/01/11	1,169,575
750,000	0.140%, 12/01/11	750,000
1,299,575	Skandinaviska Enskilda Banken AB, 0.070%, 12/01/11	1,299,575
1,000,000	Sumitomo Mitsui Banking Corp., 0.090%, 12/01/11	1,000,000
	Svenska Handelsbanken AB,
2,600,000	0.080%, 12/01/11	2,600,000

	Total Time Deposits (Cost $25,423,309 )	25,423,309

U.S. Government Agency Securities — 14.6%
197,000	Federal Farm Credit Bank, 0.210%, 10/03/12	196,980
	Federal Home Loan Bank,
91,000	0.160%, 03/08/12	90,992
37,750	0.170%, 04/02/12	37,748
26,000	0.180%, 08/15/12	25,996
785,000	0.180%, 08/22/12	784,868
77,500	0.200%, 08/16/12	77,498
188,000	0.200%, 09/27/12	187,978
133,000	0.220%, 07/20/12	132,946
83,000	0.230%, 08/24/12	83,017
343,950	0.230%, 08/13/12	343,941
98,204	DN, 0.005%, 12/07/11 (n)	98,204
632,000	VAR, 0.278%, 01/30/12	631,973
450,000	VAR, 0.320%, 12/01/11	449,888
	Federal Home Loan Mortgage Corp.,
754,850	DN, 0.180%, 02/13/12 (n)	754,571
100,000	VAR, 0.188%, 12/13/11	99,892
870,000	VAR, 0.195%, 12/04/11	869,477
200,000	VAR, 0.208%, 12/14/11	199,997
550,000	VAR, 0.209%, 12/29/11	549,979
600,000	VAR, 0.210%, 12/16/11	599,990
466,550	VAR, 0.215%, 12/03/11	466,487
687,000	VAR, 0.290%, 12/01/11	686,769
1,895,000	VAR, 0.310%, 12/01/11	1,894,024
	Federal National Mortgage Association,
79,000	0.500%, 10/30/12	79,185
37,302	1.125%, 07/30/12	37,509
680,000	1.250%, 05/07/12	683,074
784,000	DN, 0.180%, 02/13/12 (n)	783,710
823,700	DN, 0.190%, 10/01/12 (n)	822,374
185,000	VAR, 0.205%, 12/03/11	184,862
416,000	VAR, 0.277%, 12/23/11	415,908
423,000	VAR, 0.285%, 12/20/11	422,910
900,000	VAR, 0.287%, 12/28/11	899,804
1,082,250	VAR, 0.300%, 12/01/11	1,082,033
835,000	VAR, 0.330%, 12/01/11	834,868
	Total U.S. Government Agency Securities (Cost $15,509,452 )	15,509,452

U.S. Treasury Obligations — 1.4%
	U.S. Treasury Notes — 1.4%
64,500	0.375%, 09/30/12	64,610
273,000	0.875%, 01/31/12	273,235
553,000	0.875%, 02/29/12	553,713
567,230	1.375%, 09/15/12	572,624

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Total U.S. Treasury Obligations (Cost $1,464,182 )	1,464,182

	Total Investments — 100.3% (Cost $106,942,198) *	106,942,198
	Liabilities in Excess of Other Assets — (0.3)%	(288,058)

	NET ASSETS — 100.0%	$106,654,140

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$106,942,198	$—	$106,942,198

There were no transfers into and out of Levels 1 and 2 during the three months ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Security — 0.1%
90	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.507%, 11/25/35 (m) (Cost $89)	85

Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
111	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.507%, 03/25/36 (m)	48
241	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.565%, 08/19/45 (m)	158

	Total Collateralized Mortgage Obligations (Cost $352)	206

U.S. Treasury Obligations — 98.4%
	U.S. Treasury Inflation Indexed Bonds,
2,950	1.750%, 01/15/28	3,820
2,380	2.000%, 01/15/26	3,325
2,430	2.125%, 02/15/40	3,397
3,942	2.125%, 02/15/41	5,474
4,425	2.375%, 01/15/25	6,733
2,160	2.375%, 01/15/27	3,123
1,616	2.500%, 01/15/29	2,264
895	3.375%, 04/15/32	1,749
3,100	3.625%, 04/15/28 (m)	6,435
3,285	3.875%, 04/15/29	7,028
	U.S. Treasury Inflation Indexed Notes,
6,142	0.125%, 04/15/16	6,600
1,355	0.500%, 04/15/15	1,490
1,290	0.625%, 04/15/13	1,408
7,259	0.625%, 07/15/21	7,750
5,385	1.125%, 01/15/21	6,187
3,231	1.250%, 04/15/14 (k)	3,646
4,740	1.250%, 07/15/20	5,541
3,100	1.375%, 07/15/18	3,686
4,454	1.375%, 01/15/20	5,292
3,100	1.625%, 01/15/15	3,994
2,900	1.625%, 01/15/18	3,575
3,590	1.875%, 07/15/13	4,641
2,970	1.875%, 07/15/15	3,839
2,705	1.875%, 07/15/19	3,375
1,495	2.000%, 01/15/14	1,953
6,073	2.000%, 07/15/14	7,912
3,270	2.000%, 01/15/16	4,196
2,270	2.125%, 01/15/19	2,843
2,810	2.375%, 01/15/17	3,684
3,315	2.500%, 07/15/16	4,326
2,530	2.625%, 07/15/17	3,309

	Total U.S. Treasury Obligations (Cost $119,328)	132,595

SHARES
Short-Term Investment — 0.1%
Investment Company — 0.1%
205	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $205)	205

	Total Investments — 98.8% (Cost $119,974)	133,091
	Other Assets in Excess of Liabilities — 1.2%	1,608

	NET ASSETS — 100.0%	$134,699

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(10)	10 Year U.S. Treasury Note	03/21/12	$(1,293)	$6
(5)	Ultra U.S. Treasury Bond	03/21/12	(777)	15

				$21

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,267
Aggregate gross unrealized depreciation	(150)
Net unrealized appreciation/depreciation	$13,117

Federal income tax cost of investments	$119,974

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$205	$132,886	$—	$133,091
Appreciation in Other Financial Instruments
Futures Contracts	$21	$—	$—	$21

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held as daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.1%
6,849	Accredited Mortgage Loan Trust, Series 2006-2, Class A3, VAR, 0.407%, 09/25/36	5,404
	ACE Securities Corp.,
10,956	Series 2005-HE4, Class M1, VAR, 0.757%, 07/25/35	10,646
4,880	Series 2005-HE7, Class A1B2, VAR, 0.557%, 11/25/35	3,456
1,293	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,288
	Asset Backed Funding Certificates,
1,190	Series 2005-HE2, Class M1, VAR, 0.737%, 06/25/35	1,167
2,852	Series 2005-OPT1, Class A2C, VAR, 0.617%, 07/25/35	2,670
	Asset Backed Securities Corp. Home Equity,
5,107	Series 2003-HE7, Class M2, VAR, 2.874%, 12/15/33	3,367
1,362	Series 2005-HE4, Class M1, VAR, 0.677%, 05/25/35	1,335
	Bear Stearns Asset Backed Securities Trust,
4,357	Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,731
4,500	Series 2005-HE1, Class M2, VAR, 1.087%, 01/25/35	3,249
	Centex Home Equity,
12,368	Series 2005-A, Class M2, VAR, 0.757%, 01/25/35	9,551
2,027	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,959
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,839
	Citigroup Mortgage Loan Trust, Inc.,
1,180	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,122
5,000	Series 2006-HE1, Class M1, VAR, 0.587%, 01/25/36	3,478
3,528	Series 2007-AMC1, Class A2A, VAR, 0.307%, 12/25/36	2,743
4,238	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	4,157
3,139	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.737%, 07/25/35	2,993
8,013	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 1.007%, 11/25/34	6,263
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.112%, 07/25/34	2,763
	Morgan Stanley ABS Capital I,
8,365	Series 2004-OP1, Class M1, VAR, 0.837%, 11/25/34	6,039
1,970	Series 2005-WMC5, Class M4, VAR, 0.897%, 06/25/35	1,366
	New Century Home Equity Loan Trust,
388	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	397
6,400	Series 2005-3, Class M1, VAR, 0.737%, 07/25/35	5,471
10,969	Series 2005-C, Class A2C, VAR, 0.507%, 12/25/35	8,842
7,000	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.827%, 11/25/34	5,482
	Park Place Securities, Inc.,
8,000	Series 2004-WHQ2, Class M2, VAR, 0.887%, 02/25/35	6,140
4,355	Series 2005-WHQ3, Class M1, VAR, 0.677%, 06/25/35	3,811
15,041	Series 2005-WHQ3, Class M2, VAR, 0.707%, 06/25/35	9,868
718	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	630
2,162	Residential Asset Securities Corp., Series 2005-KS6, Class M2, VAR, 0.707%, 07/25/35	1,630
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,420
127	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.307%, 10/25/36	125
15,795	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.617%, 11/25/35	14,938
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,275

	Total Asset-Backed Securities (Cost $151,473)	149,615

Collateralized Mortgage Obligations — 5.8%
	Agency CMO — 2.4%
	Federal Home Loan Mortgage Corp. REMICS,
18,358	Series 3001, Class IH, IF, IO, 6.452%, 05/15/35	3,005
55,226	Series 3045, Class DI, IF, IO, 6.482%, 10/15/35	10,265
20,537	Series 3153, Class JI, IF, IO, 6.372%, 05/15/36	3,876

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
23,584	Series 3155, Class PS, IF, IO, 6.902%, 05/15/36	3,547
35,405	Series 3171, Class ST, IF, IO, 6.237%, 06/15/36	5,735
616	Series 3218, Class AS, IF, IO, 6.332%, 09/15/36	99
2,700	Series 3236, Class IS, IF, IO, 6.402%, 11/15/36	451
28,681	Series 3240, Class S, IF, IO, 6.372%, 11/15/36	4,853
7,805	Series 3244, Class SB, IF, IO, 6.412%, 11/15/36	1,237
23,372	Series 3303, Class SD, IF, IO, 5.842%, 04/15/37	3,656
14,956	Series 3311, Class IA, IF, IO, 6.162%, 05/15/37	2,475
14,956	Series 3311, Class IB, IF, IO, 6.162%, 05/15/37	2,483
14,956	Series 3311, Class IC, IF, IO, 6.162%, 05/15/37	2,483
14,956	Series 3311, Class ID, IF, IO, 6.162%, 05/15/37	2,475
3,309	Series 3370, Class SH, IF, IO, 6.202%, 10/15/37	536
32,472	Series 3612, Class JI, IO, 4.500%, 05/15/24	2,992
11,535	Series 3673, Class SA, IF, IO, 6.172%, 05/15/40	1,362
15,380	Series 3692, Class PS, IF, IO, 6.352%, 05/15/38	2,176
38,288	Series 3751, Class MI, IO, 4.000%, 02/15/34	2,902
68,375	Series 3754, Class NS, IF, IO, 6.402%, 11/15/34	10,203
5,696	Series 3762, Class CS, IF, IO, 6.452%, 04/15/35	915
18,278	Series 3762, Class JS, IF, IO, 6.452%, 04/15/35	2,445
80,421	Series 3763, Class LS, IF, IO, 5.752%, 02/15/39	11,271
34,700	Series 3767, Class DS, IF, IO, 6.452%, 02/15/39	5,781
44,857	Series 3803, Class DS, IF, IO, 6.352%, 11/15/35	6,434
	Federal National Mortgage Association REMICS,
14,527	Series 2003-22, Class IO, IO, 6.000%, 04/25/33	2,472
9,138	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	848
2,342	Series 2004-17, Class DS, IF, IO, 6.893%, 11/25/32	184
401	Series 2004-41, Class SA, IF, IO, 6.893%, 02/25/32	32
11,222	Series 2004-60, Class SW, IF, IO, 6.793%, 04/25/34	1,607
3,762	Series 2004-61, Class NS, IF, IO, 7.443%, 08/25/34	897
9,461	Series 2004-72, Class S, IF, IO, 6.243%, 09/25/34	1,762
8,611	Series 2004-92, Class SQ, IF, IO, 6.393%, 05/25/34	1,357
5,020	Series 2005-13, Class AS, IF, IO, 5.843%, 03/25/35	764
10,577	Series 2005-23, Class SG, IF, IO, 6.443%, 04/25/35	1,831
14,839	Series 2005-57, Class DI, IF, IO, 6.443%, 03/25/35	1,905
38,192	Series 2005-74, Class SE, IF, IO, 5.843%, 09/25/35	6,034
18,222	Series 2005-79, Class NS, IF, IO, 5.833%, 09/25/35	2,343
18,898	Series 2005-82, Class SY, IF, IO, 6.473%, 09/25/35	3,469
12,390	Series 2005-90, Class SP, IF, IO, 6.493%, 09/25/35	1,756
11,198	Series 2006-3, Class SB, IF, IO, 6.443%, 07/25/35	1,794
9,743	Series 2006-20, Class IG, IF, IO, 6.393%, 04/25/36	1,592
34,188	Series 2006-43, Class SD, IF, IO, 6.343%, 06/25/36	5,009
20,651	Series 2006-56, Class SA, IF, IO, 5.233%, 11/25/35	2,224
54,369	Series 2006-58, Class SI, IF, IO, 6.283%, 07/25/36	8,234
3,272	Series 2006-69, Class KI, IF, IO, 7.043%, 08/25/36	567
22,930	Series 2006-70, Class JI, IF, IO, 6.343%, 06/25/36	3,746
4,693	Series 2006-72, Class XI, IF, IO, 6.243%, 08/25/36	641
6,124	Series 2006-106, Class CS, IF, IO, 6.333%, 11/25/36	1,028
6,060	Series 2006-108, Class S, IF, IO, 6.943%, 11/25/36	1,200
8,361	Series 2006-109, Class SG, IF, IO, 6.373%, 11/25/36	1,441
16,434	Series 2006-113, Class PQ, IF, IO, 6.393%, 07/25/36	2,139
38,625	Series 2007-33, Class SD, IF, IO, 5.853%, 04/25/37	6,146
43,436	Series 2007-36, Class SB, IF, IO, 6.343%, 04/25/37	7,345
25,382	Series 2007-55, Class S, IF, IO, 6.503%, 06/25/37	4,742
5,759	Series 2007-88, Class MI, IF, IO, 6.263%, 09/25/37	927
7,893	Series 2007-109, Class GI, IF, IO, 5.813%, 12/25/37	1,121
14,591	Series 2008-17, Class KS, IF, IO, 6.093%, 11/25/37	1,970

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,204	Series 2008-41, Class S, IF, IO, 6.543%, 11/25/36	1,070
13,352	Series 2008-61, Class S, IF, IO, 5.843%, 07/25/38	2,264
32,159	Series 2008-71, Class SB, IF, IO, 6.227%, 10/25/29	2,884
63,904	Series 2008-92, Class SA, IF, IO, 6.193%, 12/25/38	9,747
73,329	Series 2009-87, Class SG, IF, IO, 5.993%, 11/25/39	10,515
28,095	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	3,950
61,067	Series 2009-110, Class SD, IF, IO, 5.993%, 01/25/40	9,469
52,162	Series 2010-99, Class SD, IF, IO, 5.843%, 03/25/39	6,965
15,471	Series 2010-102, Class S, IF, IO, 6.293%, 09/25/40	2,568
60,508	Series 2010-107, Class PS, IF, IO, 6.373%, 06/25/40	10,200
28,194	Series 2010-107, Class SP, IF, IO, 6.393%, 06/25/40	4,807
50,376	Series 2010-131, Class SA, IF, IO, 6.343%, 11/25/40	8,183
89,569	Series 2010-134, Class SB, IF, IO, 5.843%, 08/25/38	11,194
51,728	Series 2010-135, Class SE, IF, IO, 5.733%, 01/25/40	7,415
55,099	Series 2010-136, Class CS, IF, IO, 5.743%, 06/25/38	7,053
80,199	Series 2010-139, Class SA, IF, IO, 5.773%, 12/25/40	11,785
80,540	Series 2011-86, Class KS, IF, IO, 5.693%, 09/25/41	9,984
19,113	Series 2011-93, Class ES, IF, IO, 6.243%, 09/25/41	2,997
	Federal National Mortgage Association STRIPS,
5,099	Series 366, Class 18, IO, 4.000%, 10/01/35	453
5,862	Series 377, Class 2, IO, 5.000%, 10/01/36	898
9,544	Series 379, Class 2, IO, 5.500%, 05/01/37	1,256
22,792	Series 390, Class C7, IO, 4.000%, 07/25/23	1,779
35,326	Series 390, Class C8, IO, 4.500%, 07/25/23	2,248
	Government National Mortgage Association,
3,987	Series 2001-57, Class SF, IF, IO, 7.948%, 05/17/29	907
3,289	Series 2003-42, Class SE, IF, IO, 6.350%, 01/16/30	612
1,660	Series 2003-46, Class SB, IF, IO, 7.030%, 06/16/33	350
6,203	Series 2003-82, Class SH, IF, IO, 6.350%, 09/16/33	1,089
4,568	Series 2004-76, Class S, IF, IO, 6.345%, 09/20/34	742
16,686	Series 2005-13, Class SA, IF, IO, 6.545%, 02/20/35	2,836
15,631	Series 2009-41, Class GS, IF, IO, 5.800%, 06/16/39	2,152
34,399	Series 2009-76, Class SB, IF, IO, 5.850%, 09/16/39	5,514
33,728	Series 2011-13, Class SA, IF, IO, 5.700%, 01/16/41	4,660

		321,330

	Non-Agency CMO — 3.4%
3,621	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 0.447%, 09/25/46	1,702
	Banc of America Alternative Loan Trust,
11,964	Series 2004-1, Class 1A1, 6.000%, 02/25/34	12,570
5,657	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	5,846
4,612	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,075
6,724	Series 2006-4, Class 2A1, 6.000%, 05/25/21	6,318
	Banc of America Funding Corp.,
4,311	Series 2006-1, Class 2A1, 5.500%, 01/25/36	4,039
10,580	Series 2006-3, Class 4A19, 5.750%, 03/25/36	10,242
	Banc of America Mortgage Securities, Inc.,
3,387	Series 2005-10, Class 1A13, 5.500%, 11/25/35	3,212
7,554	Series 2005-11, Class 2A1, 5.250%, 12/25/20	7,513
22,293	Series 2007-3, Class 1A1, 6.000%, 09/25/37	19,090
	Citicorp Mortgage Securities, Inc.,
9,000	Series 2006-5, Class 1A3, PAC, 6.000%, 10/25/36	8,493
3,583	Series 2006-7, Class 2A1, 5.500%, 12/25/21	3,489
1,152	Series 2007-2, Class 1A5, 5.750%, 02/25/37	1,140
6,119	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20	5,430
	CitiMortgage Alternative Loan Trust,
11,487	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	8,204
7,989	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	5,814

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,768	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	1,734
13,105	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	8,911
	Countrywide Alternative Loan Trust,
7,780	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	7,858
2,423	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	2,477
3,834	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	3,528
2,010	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	1,971
9,279	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,928
3,958	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	3,389
17,310	Series 2005-70CB, Class A5, 5.500%, 12/25/35	13,812
6,157	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	5,343
3,220	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	3,139
9,234	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	8,550
4,075	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,944
3,762	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,910
7,959	Series 2006-24CB, Class A23, 6.000%, 06/25/36	5,510
11,496	Series 2006-25CB, Class A9, 6.000%, 10/25/36	7,591
1,726	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,073
5,947	Series 2006-31CB, Class A3, 6.000%, 11/25/36	4,231
1,540	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,001
714	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	645
2,123	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,204
	Countrywide Home Loan Mortgage Pass-Through Trust,
5,923	Series 2005-10, Class A1, 5.500%, 05/25/35	5,783
7,422	Series 2005-20, Class A7, 5.250%, 12/25/27	6,571
2,719	Series 2005-21, Class A2, 5.500%, 10/25/35	2,405
6,146	Series 2006-15, Class A1, 6.250%, 10/25/36	5,039
3,216	Series 2006-20, Class 1A36, 5.750%, 02/25/37	2,702
13,731	Series 2007-16, Class A1, 6.500%, 10/25/37	11,671
19,360	Series 2007-17, Class 1A1, 6.000%, 10/25/37	17,124
	CS First Boston Mortgage Securities Corp.,
4,960	Series 2003-AR24, Class 2A4, VAR, 2.557%, 10/25/33	4,139
4,642	Series 2004-5, Class 4A1, 6.000%, 09/25/34	4,775
2,859	Series 2005-5, Class 1A1, 5.000%, 07/25/20	2,859
1,433	Series 2005-7, Class 3A1, 5.000%, 08/25/20	1,416
4,632	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.575%, 02/25/20	4,723
5,846	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,951
8,922	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	7,068
5,380	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.567%, 10/25/45	2,768
	GSR Mortgage Loan Trust,
1,712	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	1,564
2,136	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,998
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.887%, 01/25/35	3,309
7,356	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	7,251
	Lehman Mortgage Trust,
10,321	Series 2005-1, Class 7A1, 5.500%, 11/25/20	10,034
4,756	Series 2006-4, Class 3A1, 5.000%, 08/25/21	4,260
7,307	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	5,990
	Prime Mortgage Trust,
7,088	Series 2005-2, Class 2A1, VAR, 7.098%, 10/25/32	7,026
5,516	Series 2005-4, Class 2A8, 5.500%, 10/25/35	5,303
2,822	Series 2006-1, Class 2A5, 6.000%, 06/25/36	2,495
	Residential Accredit Loans, Inc.,
13,104	Series 2003-QS16, Class A1, 5.000%, 08/25/18	13,300

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,005	Series 2003-QS20, Class CB, 5.000%, 11/25/18	7,210
1,740	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,530
1,917	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,566
1,559	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	1,556
	Residential Funding Mortgage Securities I,
3,049	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	2,960
8,253	Series 2005-SA2, Class 2A2, VAR, 3.010%, 06/25/35	6,052
10,668	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	8,572
	Structured Asset Securities Corp.,
2,263	Series 2005-6, Class 5A1, 5.000%, 05/25/35	2,245
3,199	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,957
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,042	Series 2005-8, Class 1A8, 5.500%, 10/25/35	934
2,329	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,833
28,555	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	18,741
	Wells Fargo Mortgage-Backed Securities Trust,
9,670	Series 2005-16, Class A16, 5.750%, 01/25/36	9,489
4,376	Series 2005-16, Class A8, 5.750%, 01/25/36	4,449
10,533	Series 2006-1, Class A3, 5.000%, 03/25/21	10,508
718	Series 2006-11, Class A13, 6.000%, 09/25/36	704
3,251	Series 2006-11, Class A8, 6.000%, 09/25/36	2,976
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,868
4,356	Series 2006-17, Class A1, 5.500%, 11/25/21	4,309
4,507	Series 2007-3, Class 3A1, 5.500%, 04/25/22	4,644
5,704	Series 2007-5, Class 2A3, 5.500%, 05/25/22	5,605
3,248	Series 2007-7, Class A1, 6.000%, 06/25/37	2,963
1,669	Series 2007-11, Class A85, 6.000%, 08/25/37	1,517
995	Series 2007-11, Class A96, 6.000%, 08/25/37	895

		459,533

	Total Collateralized Mortgage Obligations (Cost $774,052)	780,863

Commercial Mortgage-Backed Securities — 0.3%
2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	3,016
36,961	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.999%, 11/15/15 (e)	32,651
	Commercial Mortgage Pass- Through Certificates,
5,900	Series 2011-THL, Class D, 5.605%, 06/09/28 (e)	5,889
2,000	Series 2011-THL, Class E, 5.949%, 06/09/28 (e)	1,985
805	Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	807

	Total Commercial Mortgage- Backed Securities (Cost $44,120)	44,348

Convertible Bond — 0.0% (g)
Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,860)	1,739

Corporate Bonds — 27.6%
Consumer Discretionary — 7.0%
	Auto Components — 0.4%
7,950	Affinia Group Holdings, Inc., 9.000%, 11/30/14	7,831
7,310	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	6,890
3,880	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	4,093
	American Axle & Manufacturing, Inc.,
270	7.750%, 11/15/19	258
4,315	7.875%, 03/01/17	4,164
	Dana Holding Corp.,
2,470	6.500%, 02/15/19	2,464
735	6.750%, 02/15/21	738
	Goodyear Tire & Rubber Co. (The),
8,305	8.250%, 08/15/20	8,762
1,030	8.750%, 08/15/20	1,097
192	10.500%, 05/15/16	210
	Lear Corp.,

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Auto Components — Continued
	845	7.875%, 03/15/18	906
	960	8.125%, 03/15/20	1,037
	1,000	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	967
	5,469	Tomkins LLC/Tomkins, Inc., 9.000%, 10/01/18	5,907
	2,175	TRW Automotive, Inc., 7.250%, 03/15/17 (e)	2,273
	4,180	UCI International, Inc., 8.625%, 02/15/19	4,055
	2,965	Visteon Corp., 6.750%, 04/15/19 (e)	2,802

			54,454

		Automobiles — 0.3%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
	9,336	8.000%, 06/15/19 (e)	7,889
	14,141	8.250%, 06/15/21 (e)	11,878
	12,600	Ford Holdings LLC, 9.300%, 03/01/30	15,624
		Ford Motor Co.,
	1,000	7.400%, 11/01/46	980
	325	7.500%, 08/01/26	345
	750	8.900%, 01/15/32	922
	1,900	9.980%, 02/15/47	2,356
		Motors Liquidation Co.,
	175	0.000%, 06/01/49	52
	1,533	5.250%, 03/06/32 (m)	460
	1,545	6.250%, 07/15/33 (m)	463
	170	7.250%, 04/15/41	51
	505	7.250%, 07/15/41	152
	687	7.250%, 02/15/52	206
	581	7.375%, 05/15/48	175
	51	7.375%, 10/01/51	15
		Oshkosh Corp.,
	5,745	8.250%, 03/01/17	5,788
	500	8.500%, 03/01/20	503

			47,859

		Broadcasting & Cable TV — 0.6%
	6,160	Cablevision Systems Corp., 8.625%, 09/15/17	6,437
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	4,695	7.000%, 01/15/19	4,724
	2,915	7.250%, 10/30/17	2,977
	3,285	7.375%, 06/01/20	3,285
	10,605	7.875%, 04/30/18	10,990
		DISH DBS Corp.,
	3,705	6.750%, 06/01/21	3,612
	10,945	7.125%, 02/01/16	11,246
	20,285	7.875%, 09/01/19	21,502
	3,000	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	3,127
	6,500	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	7,053

			74,953

		Distributors — 0.1%
	2,670	American Tire Distributors, Inc., 9.750%, 06/01/17	2,670
	5,250	Intcomex, Inc., 13.250%, 12/15/14	4,974
	7,225	McJunkin Red Man Corp., 9.500%, 12/15/16	7,117
		VWR Funding, Inc.,
	1,000	10.750%, 06/30/17 (e)	990
EUR	1,838	10.750%, 06/30/17 (e)	2,396

			18,147

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	1,177	6.750%, 04/01/15	1,251
	1,825	6.750%, 04/01/16	1,939
	1,735	7.000%, 06/15/17	1,857
	2,195	7.000%, 05/15/19	2,277
	1,585	7.625%, 10/01/18	1,739
		Stewart Enterprises, Inc.,
	2,000	3.125%, 07/15/14	1,953
	3,085	6.500%, 04/15/19	3,000

			14,016

		Gaming — 0.2%
	22,880	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	21,164

		Hotels, Restaurants & Leisure — 2.2%
	2,895	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	2,895
	3,000	Burger King Corp., 9.875%, 10/15/18	3,274
		Caesars Entertainment Operating Co., Inc.,
	800	10.000%, 12/15/18	512
	23,445	11.250%, 06/01/17	24,383
		Chukchansi Economic Development Authority,
	1,250	4.159%, 11/15/12 (d) (e)	687
	18,185	8.000%, 11/15/13 (d) (e)	10,275
		CityCenter Holdings LLC/CityCenter Finance Corp.,
	10,655	7.625%, 01/15/16 (e)	10,548
	34,441	PIK, 11.500%, 01/15/17 (e)	34,097
	14,632	CKE Restaurants, Inc., 11.375%, 07/15/18	15,583
	1,680	Dave & Buster’s, Inc., 11.000%, 06/01/18	1,722
	3,995	DineEquity, Inc., 9.500%, 10/30/18	4,135
	9,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	9,214
	5,767	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	6,510
CAD	5,500	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	5,392

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Hotels, Restaurants & Leisure — Continued
	2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,173
		Host Hotels & Resorts LP,
	3,030	6.375%, 03/15/15	3,072
	2,805	6.750%, 06/01/16	2,886
	1,890	9.000%, 05/15/17	2,074
	7,060	Landry’s Restaurants, Inc., 11.625%, 12/01/15	7,360
		Marina District Finance Co., Inc.,
	1,190	9.500%, 10/15/15	1,083
	8,840	9.875%, 08/15/18	7,890
	12,250	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	13,291
		MGM Resorts International,
	5,000	5.875%, 02/27/14	4,800
	1,500	6.750%, 04/01/13	1,492
	13,610	7.500%, 06/01/16	12,981
	8,125	7.625%, 01/15/17	7,678
	10,590	9.000%, 03/15/20	11,543
	10,250	10.000%, 11/01/16	10,609
	2,815	11.125%, 11/15/17	3,149
	1,300	11.375%, 03/01/18	1,401
	14,613	Peninsula Gaming LLC/Penunsula Gaming Corp., 10.750%, 08/15/17	14,978
	3,500	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d)	1,540
		Royal Caribbean Cruises Ltd., (Liberia),
EUR	4,583	5.625%, 01/27/14 (e)	5,927
	371	6.875%, 12/01/13	390
	2,980	7.000%, 06/15/13	3,114
	3,268	7.250%, 06/15/16	3,513
	3,327	11.875%, 07/15/15	3,926
	8,654	Seminole Hard Rock Entertainment, Inc., VAR, 2.847%, 03/15/14 (e)	8,091
	15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	8,353
	1,493	Sizzling Platter LLC, 12.250%, 04/15/16 (e)	1,463
		Starwood Hotels & Resorts Worldwide, Inc.,
	1,925	6.750%, 05/15/18	2,161
	1,765	7.875%, 10/15/14	1,963
	6,125	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	6,293
	1,690	Travelport LLC, 9.875%, 09/01/14	1,022
	1,055	Travelport LLC/Travelport, Inc., 9.000%, 03/01/16	603
	3,545	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	3,545
	2,700	Wendy’s Co. (The), 10.000%, 07/15/16	2,956
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	775	7.750%, 08/15/20	835
	565	7.875%, 11/01/17	611
	1,560	7.875%, 05/01/20	1,685
	3,000	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	3,038

			299,716

		Household Durables — 0.3%
	2,000	American Standard Americas, 10.750%, 01/15/16 (e)	1,320
	6,950	Lennar Corp., 12.250%, 06/01/17	8,236
	2,700	Libbey Glass, Inc., 10.000%, 02/15/15	2,875
		Sealy Mattress Co.,
	11,663	8.250%, 06/15/14	11,459
	3,149	10.875%, 04/15/16 (e)	3,432
	13,370	Simmons Bedding Co., 11.250%, 07/15/15 (e)	13,805

			41,127

		Leisure Equipment & Products — 0.1%
	7,970	Easton-Bell Sports, Inc., 9.750%, 12/01/16	8,548

		Media — 1.7%
		AMC Entertainment, Inc.,
	5,365	8.750%, 06/01/19	5,419
	4,620	9.750%, 12/01/20	4,204
	2,550	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	2,939
	12,210	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	12,424
	1,785	Cinemark USA, Inc., 7.375%, 06/15/21	1,781
	3,730	Clear Channel Communications, Inc., 9.000%, 03/01/21	3,077
		Clear Channel Worldwide Holdings, Inc.,
	3,000	9.250%, 12/15/17	3,143
	16,540	9.250%, 12/15/17	17,408
		EH Holding Corp.,
	2,310	6.500%, 06/15/19 (e)	2,258
	1,155	7.625%, 06/15/21 (e)	1,135
		Intelsat Jackson Holdings S.A., (Luxembourg),
	4,770	7.250%, 04/01/19 (e)	4,651
	5,135	7.250%, 10/15/20 (e)	4,891
	2,475	9.500%, 06/15/16	2,580
	15,805	11.250%, 06/15/16	16,437
		Intelsat Luxembourg S.A., (Luxembourg),
	5,245	11.250%, 02/04/17	4,825
	60,185	PIK, 12.500%, 02/04/17 (e)	55,220

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
4,520	Interactive Data Corp., 10.250%, 08/01/18	4,814
2,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	2,050
5,425	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,479
10,085	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	10,236
	Sinclair Television Group, Inc.,
3,975	8.375%, 10/15/18	4,024
1,900	9.250%, 11/01/17 (e)	2,038
	Telesat Canada/Telesat LLC, (Canada),
6,536	11.000%, 11/01/15	6,977
7,500	12.500%, 11/01/17	8,306
2,000	Univision Communications, Inc., 8.500%, 05/15/21 (e)	1,650
	Videotron Ltee, (Canada),
2,105	6.375%, 12/15/15	2,132
305	6.875%, 01/15/14	306
7,445	Visant Corp., 10.000%, 10/01/17	6,849
	WMG Acquisition Corp.,
3,545	9.500%, 06/15/16	3,722
4,820	11.500%, 10/01/18 (e)	4,748
16,230	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	18,340

		224,063

	Multiline Retail — 0.1%
2,955	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	1,899
1,725	HSN, Inc., 11.250%, 08/01/16	1,904
	JC Penney Corp., Inc.,
3,200	5.750%, 02/15/18	3,144
2,195	7.950%, 04/01/17	2,379
2,680	Macy’s Retail Holdings, Inc., 8.125%, 07/15/15	3,091

		12,417

	Specialty Retail — 0.8%
5,165	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	5,036
4,395	Claire’s Stores, Inc., 8.875%, 03/15/19	3,208
6,361	Gymboree Corp., 9.125%, 12/01/18	5,248
	Hillman Group, Inc.,
4,685	10.875%, 06/01/18 (e)	4,732
5,840	J. Crew Group, Inc., 8.125%, 03/01/19	5,366
1,300	Limited Brands, Inc., 6.625%, 04/01/21	1,355
	Michael’s Stores, Inc.,
8,885	7.750%, 11/01/18	8,685
8,000	11.375%, 11/01/16	8,400
38,535	SUB, 13.000%, 11/01/16	40,847
3,340	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	33
	Nebraska Book Co., Inc.,
16,752	8.625%, 03/15/12 (d)	5,109
1,018	10.000%, 12/01/11	876
3,320	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,357
4,235	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,479
	Sally Holdings LLC/Sally Capital, Inc.,
2,980	6.875%, 11/15/19 (e)	3,047
3,465	9.250%, 11/15/14	3,545
7,700	Toys R Us, Inc., 7.875%, 04/15/13	7,748

		111,071

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,000	6.375%, 12/15/20	989
1,955	8.000%, 12/15/16	2,107
3,110	VAR, 3.769%, 12/15/14	3,094
5,344	Quiksilver, Inc., 6.875%, 04/15/15	4,970

		11,160

	Total Consumer Discretionary	938,695

Consumer Staples — 1.4%
	Beverages — 0.1%
	Constellation Brands, Inc.,
4,565	7.250%, 09/01/16	4,999
1,335	7.250%, 05/15/17	1,462

		6,461

	Food & Staples Retailing — 0.4%
	Rite Aid Corp.,
13,110	7.500%, 03/01/17	12,848
505	8.000%, 08/15/20	545
37,995	9.500%, 06/15/17	33,246
4,056	9.750%, 06/12/16	4,411
745	10.250%, 10/15/19	804
5,015	SUPERVALU, Inc., 8.000%, 05/01/16	5,028

		56,882

	Food Products — 0.4%
2,005	B&G Foods, Inc., 7.625%, 01/15/18	2,083
9,650	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	9,554
4,000	Chiquita Brands International, Inc., 7.500%, 11/01/14	4,000
11,160	Del Monte Foods Co., 7.625%, 02/15/19 (e)	9,988
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,621
870	13.875%, 03/15/14	1,007
	JBS USA LLC/JBS USA Finance, Inc.,
975	7.250%, 06/01/21 (e)	875

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food Products — Continued
1,567	11.625%, 05/01/14	1,743
5,155	Michael Foods, Inc., 9.750%, 07/15/18	5,310
4,510	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	3,935
	Smithfield Foods, Inc.,
2,640	7.750%, 05/15/13	2,798
6,000	7.750%, 07/01/17	6,503
57	10.000%, 07/15/14	65

		50,482

	Household Products — 0.5%
7,025	Central Garden & Pet Co., 8.250%, 03/01/18	6,814
2,538	Diversey, Inc., 8.250%, 11/15/19	3,160
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,410
500	7.500%, 01/15/20	533
5,815	8.000%, 05/01/16	6,280
4,191	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	4,359
	Spectrum Brands Holdings, Inc.,
7,895	9.500%, 06/15/18 (e)	8,586
28,481	PIK, 12.000%, 08/28/19	30,866
5,855	Yankee Candle Co., Inc., 9.750%, 02/15/17	5,621
685	YCC Holdings LLC/Yankee Finance, Inc., PIK, 10.250%, 02/15/16	599

		68,228

	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,904

	Total Consumer Staples	186,957

Energy — 1.4%
	Energy Equipment & Services — 0.2%
4,100	Bluewater Holding B.V., (Netherlands), VAR, 3.403%, 07/17/14 (e)	3,157
5,075	Global Geophysical Services, Inc., 10.500%, 05/01/17	4,872
6,464	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	6,722
1,725	Parker Drilling Co., 9.125%, 04/01/18	1,803
1,050	Precision Drilling Corp., (Canada), 6.500%, 12/15/21 (e)	1,050
7,300	Sevan Marine ASA, (Norway) 05/14/13 (d)	4,818
1,380	Transocean, Inc., (Cayman Islands), 6.375%, 12/15/21	1,379
4,991	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,091

		28,892

	Oil, Gas & Consumable Fuels — 1.2%
24,500	Anadarko Petroleum Corp., 6.375%, 09/15/17	28,080
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19 (e)	1,604
6,000	7.250%, 10/01/20	5,880
5,715	7.250%, 06/15/21 (e)	5,543
6,605	8.750%, 08/01/16	7,216
3,995	BreitBurn Energy Partners
	LP/BreitBurn Finance Corp.,
	8.625%, 10/15/20	4,010
	Brigham Exploration Co.,
2,170	6.875%, 06/01/19	2,366
3,215	8.750%, 10/01/18	3,906
1,225	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	1,176
	Chesapeake Energy Corp.,
1,776	6.625%, 08/15/20	1,838
50	7.250%, 12/15/18	54
2,060	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	2,032
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	4,938
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,476
	Consol Energy, Inc.,
1,080	8.000%, 04/01/17	1,150
1,540	8.250%, 04/01/20	1,656
1,115	Denbury Resources, Inc., 8.250%, 02/15/20	1,211
	El Paso Corp.,
440	7.000%, 06/15/17	478
325	7.250%, 06/01/18	353
2,015	Encore Acquisition Co., 9.500%, 05/01/16	2,222
4,010	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	3,970
3,675	Forest Oil Corp., 7.250%, 06/15/19	3,638
25,251	General Maritime Corp., 12.000%, 11/15/17 (d)	2,588
2,330	GMX Resources, Inc., 11.375%, 02/15/19 (e)	1,654
	Inergy LP/Inergy Finance Corp.,
2,540	6.875%, 08/01/21	2,413
1,190	7.000%, 10/01/18	1,166
1,736	8.750%, 03/01/15	1,819
4,210	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19 (e)	4,273
	Linn Energy LLC/Linn Energy Finance Corp.,
3,180	6.500%, 05/15/19 (e)	3,021
2,160	7.750%, 02/01/21	2,160
3,115	8.625%, 04/15/20	3,255

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
	3,600	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	3,096
	630	Oasis Petroleum, Inc., 7.250%, 02/01/19 (e)	643
		Peabody Energy Corp.,
	3,230	6.000%, 11/15/18 (e)	3,226
	3,230	6.250%, 11/15/21 (e)	3,254
	1,260	Petrohawk Energy Corp., 6.250%, 06/01/19	1,380
		Plains Exploration & Production Co.,
	2,045	7.000%, 03/15/17	2,129
	1,335	7.750%, 06/15/15	1,390
		SandRidge Energy, Inc.,
	1,710	7.500%, 03/15/21	1,565
	2,375	8.000%, 06/01/18 (e)	2,280
NOK	63,000	Teekay Offshore Partners LP, VAR, 7.990%, 11/29/13 (f) (i)	10,853
	2,430	Venoco, Inc., 8.875%, 02/15/19 Western Refining, Inc.,	2,175
	6,500	11.250%, 06/15/17 (e)	7,231
	3,500	VAR, 10.750%, 06/15/14 (e)	3,689
	460	Whiting Petroleum Corp., 6.500%, 10/01/18	476
	3,975	WPX Energy, Inc., 6.000%, 01/15/22 (e)	3,905

			156,438

		Total Energy	185,330

	Financials — 4.7%
		Capital Markets — 0.3%
	1,732	Credit Suisse AG, (Switzerland), VAR, 1.147%, 05/15/17 (f) (i) (x)	1,145
	10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,325
	35,600	Morgan Stanley, 4.000%, 07/24/15	32,590

			44,060

		Commercial Banks — 0.5%
GBP	3,000	BAC Capital Trust VII, 5.250%, 08/10/35	3,370
		Barclays Bank plc, (United Kingdom),
	9,715	VAR, 5.926%, 12/15/16 (e) (x)	6,849
	17,850	VAR, 7.434%, 12/15/17 (e) (x)	14,280
	16,500	Discover Bank, 8.700%, 11/18/19	18,433
	15,850	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	15,139
	2,070	Regions Bank, 7.500%, 05/15/18	1,987
	5,325	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.037%, 03/09/15	3,874
	3,312	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 1.181%, 10/14/16 (a)	2,186
	3,172	Wachovia Capital Trust III, VAR, 5.570%, 01/03/12 (x)	2,680

			68,798

		Consumer Finance — 1.1%
	9,860	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	8,973
		Ally Financial, Inc.,
	15,960	6.250%, 12/01/17	14,666
	12,430	6.750%, 12/01/14	12,181
	3,599	6.875%, 08/28/12	3,635
	3,000	7.500%, 12/31/13	3,034
	6,000	7.500%, 09/15/20	5,797
	7,675	8.000%, 11/01/31	7,291
		Ford Motor Credit Co. LLC,
	10,075	5.000%, 05/15/18	9,906
	1,000	5.625%, 09/15/15	1,030
	13,115	6.625%, 08/15/17	14,069
	5,185	7.000%, 04/15/15	5,582
	10,500	8.000%, 12/15/16	11,808
		International Lease Finance Corp.,
	830	5.750%, 05/15/16	751
	1,250	6.250%, 05/15/19	1,112
	2,255	7.125%, 09/01/18 (e)	2,300
	6,300	8.250%, 12/15/20	6,269
	11,385	8.625%, 09/15/15	11,357
	13,370	8.750%, 03/15/17	13,470
	28,192	Springleaf Finance Corp., 6.900%, 12/15/17	18,959

			152,190

		Diversified Financial Services — 1.3%
	4,855	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	5,073
	21,654	Bank of America Corp., VAR, 8.000%, 01/30/18 (x)	18,467
		Capmark Financial Group, Inc.,
	90,609	05/10/10 (d)	1,133
	5,871	VAR, 7.000%, 09/30/14	5,863
	9,888	VAR, 9.000%, 09/30/15	9,913
		CIT Group, Inc.,
	6,815	6.625%, 04/01/18 (e)	6,900
	849	7.000%, 05/01/15	849
	18,045	7.000%, 05/01/16	17,856
	13,230	7.000%, 05/02/16 (e)	13,064
	9,211	7.000%, 05/01/17	9,119
	5,480	7.000%, 05/02/17 (e)	5,398
	5,234	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	4,867
		CNG Holdings, Inc.,
	13,365	12.250%, 02/15/15 (e)	13,866
	2,000	13.750%, 08/15/15 (e)	2,075

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Diversified Financial Services — Continued
	1,520	CNH Capital LLC, 6.250%, 11/01/16 (e)	1,516
	2,080	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	2,044
	1,000	Deluxe Corp., 7.375%, 06/01/15	1,010
	16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	11,076
	10,210	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	9,802
	3,600	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,474
	7,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	7,350
	2,200	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	2,206
	9,319	SquareTwo Financial Corp., 11.625%, 04/01/17	8,853
	6,770	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	6,465
	4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	3,963

			172,202

		Insurance — 1.3%
GBP	11,750	American International Group, Inc., VAR, 8.625%, 05/22/38	15,116
	6,650	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	5,652
	5,700	Genworth Financial, Inc., 7.700%, 06/15/20	5,237
	2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,388
	2,600	Hartford Life Institutional Funding, VAR, 0.777%, 08/15/13 (e)	2,590
	23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	22,756
	18,345	ILFC E-Capital Trust I, VAR, 4.770%, 12/21/65 (e)	11,001
		Liberty Mutual Group, Inc.,
	9,540	7.800%, 03/15/37 (e)	8,252
	27,685	VAR, 10.750%, 06/15/58 (e)	33,361
	2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	2,679
		Metropolitan Life Global Funding I,
	2,400	5.125%, 04/10/13 (e)	2,509
	1,400	5.200%, 09/18/13 (e)	1,485
		Nationwide Mutual Insurance Co.,
	1,783	8.250%, 12/01/31 (e)	1,884
	13,100	9.375%, 08/15/39 (e)	14,784
		Pricoa Global Funding I,
	3,600	4.625%, 06/25/12 (e)	3,668
	4,000	VAR, 0.488%, 06/26/12 (e)	3,987
		Towergate Finance plc, (United Kingdom),
GBP	1,000	8.500%, 02/15/18 (e)	1,380
GBP	8,250	10.500%, 02/15/19 (e)	10,355
		USI Holdings Corp.,
	11,604	9.750%, 05/15/15 (e)	10,966
	12,225	VAR, 4.332%, 11/15/14 (e)	11,063

			171,113

		Real Estate Investment Trusts (REITs) — 0.2%
	12,065	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	10,889
	8,294	Rouse Co. LP (The), 7.200%, 09/15/12	8,439

			19,328

		Real Estate Management & Development — 0.0% (g)
	1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	1,838

		Total Financials	629,529

	Health Care — 2.0%
		Health Care Equipment & Supplies — 0.3%
		Accellent, Inc.,
	4,815	8.375%, 02/01/17	4,502
	3,535	10.000%, 11/01/17	2,775
	24,155	Biomet, Inc., PIK, 10.375%, 10/15/17	25,906
		DJO Finance LLC/DJO Finance Corp.,
	3,920	7.750%, 04/15/18	3,146
	5,020	10.875%, 11/15/14	4,731

			41,060

		Health Care Providers & Services — 1.2%
	2,630	Bausch & Lomb, Inc., 9.875%, 11/01/15	2,742
	20,780	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	21,351
		DaVita, Inc.,
	3,060	6.375%, 11/01/18	3,006
	2,465	6.625%, 11/01/20	2,422
	8,835	HCA Holdings, Inc., 7.750%, 05/15/21	8,680
		HCA, Inc.,
	2,282	5.750%, 03/15/14	2,282
	2,816	6.375%, 01/15/15	2,823
	2,080	6.500%, 02/15/20	2,070
	14,510	7.500%, 02/15/22	14,292
	23,895	8.000%, 10/01/18	24,463
		Health Management Associates, Inc.,
	5,635	6.125%, 04/15/16	5,733
	3,140	7.375%, 01/15/20 (e)	3,160
		HealthSouth Corp.,
	1,965	7.250%, 10/01/18	1,914

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Health Care Providers & Services — Continued
	3,760	7.750%, 09/15/22	3,647
	1,063	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e)	885
		inVentiv Health, Inc.,
	5,495	10.000%, 08/15/18 (e)	5,207
	9,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	9,875
	5,275	OnCure Holdings, Inc., 11.750%, 05/15/17	4,563
	6,515	Radiation Therapy Services, Inc., 9.875%, 04/15/17	4,886
	4,272	Select Medical Corp., 7.625%, 02/01/15	3,962
	2,527	Surgical Care Affiliates, Inc., PIK, 9.625%, 07/15/15 (e)	2,502
		Tenet Healthcare Corp.,
	3,180	6.250%, 11/01/18 (e)	3,132
	8,215	8.000%, 08/01/20	7,969
	2,090	8.875%, 07/01/19	2,278
	4,205	9.250%, 02/01/15	4,347
	670	10.000%, 05/01/18	754
	6,575	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	66
		United Surgical Partners International, Inc.,
	5,415	8.875%, 05/01/17	5,374
	3,410	PIK, 10.000%, 05/01/17	3,393

			157,778

		Pharmaceuticals — 0.5%
		Catalent Pharma Solutions, Inc.,
EUR	8,500	9.750%, 04/15/17	10,393
	14,878	PIK, 9.500%, 04/15/15	14,878
		Elan Finance plc/Elan Finance Corp., (Ireland),
	17,300	8.750%, 10/15/16	18,425
	1,355	Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19 (e)	1,389
		Mylan, Inc.,
	715	7.625%, 07/15/17 (e)	760
	5,570	7.875%, 07/15/20 (e)	5,932
		Valeant Pharmaceuticals International,
	2,000	6.500%, 07/15/16 (e)	1,935
	2,880	6.750%, 10/01/17 (e)	2,772
	5,940	6.875%, 12/01/18 (e)	5,732
	3,630	7.000%, 10/01/20 (e)	3,417
	8,620	7.250%, 07/15/22 (e)	8,038

			73,671

		Total Health Care	272,509

	Industrials — 3.7%
		Aerospace & Defense — 0.2%
	5,355	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,449
	2,095	Bombardier, Inc., (Canada), 7.500%, 03/15/18 (e)	2,226
	4,895	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	3,573
	1,960	L-3 Communications Corp., 6.375%, 10/15/15	2,002
	3,880	Sequa Corp., 11.750%, 12/01/15 (e)	4,103
	3,885	Spirit Aerosystems, Inc., 7.500%, 10/01/17	4,128
	880	Triumph Group, Inc., 8.625%, 07/15/18	959

			22,440

		Airlines — 0.6%
		American Airlines Pass Through Trust 2001-01,
	3,653	6.977%, 05/23/21	1,790
	1,426	7.377%, 05/23/19	157
	939	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	948
	2,500	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	2,400
		American Airlines, Inc.,
	2,100	10.500%, 10/15/12	1,874
	3,791	13.000%, 08/01/16	3,848
	15,041	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	14,740
	13,501	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	13,771
	8,104	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,266
	4,774	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,822
	3,332	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	3,266
	19,887	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	19,787
	361	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	356
	1,991	UAL 2007-1 Class C Pass-Through Trust, VAR, 2.647%, 07/02/14	1,832
	1,689	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,841
	1,110	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	1,154

			80,852

		Building Products — 0.3%
	3,995	Associated Materials LLC, 9.125%, 11/01/17	3,381

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Building Products — Continued
		Building Materials Corp. of America,
	2,410	6.750%, 05/01/21 (e)	2,398
	2,825	6.875%, 08/15/18 (e)	2,839
	9,260	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	8,010
	5,150	Griffon Corp., 7.125%, 04/01/18	4,970
	3,280	Interline Brands, Inc., 7.000%, 11/15/18	3,378
	8,790	Masco Corp., 7.125%, 03/15/20	8,727
	5,050	Ply Gem Industries, Inc., 8.250%, 02/15/18	4,305

			38,008

		Commercial Services & Supplies — 0.6%
		ACCO Brands Corp.,
	3,485	7.625%, 08/15/15	3,559
	5,255	10.625%, 03/15/15	5,820
	2,509	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	2,509
		Cenveo Corp.,
	6,250	8.875%, 02/01/18	5,328
	3,108	10.500%, 08/15/16 (e)	2,626
		Corrections Corp. of America,
	520	6.250%, 03/15/13	521
	1,947	6.750%, 01/31/14	1,968
	1,415	7.750%, 06/01/17	1,535
	5,141	Geo Group, Inc. (The), 7.750%, 10/15/17	5,411
		Iron Mountain, Inc.,
	1,203	6.625%, 01/01/16	1,200
	2,060	8.375%, 08/15/21	2,163
	5,175	8.750%, 07/15/18	5,330
	32,600	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	30,644
	6,025	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	6,146

			74,760

		Construction & Engineering — 0.2%
	6,500	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	6,207
	16,233	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	12,865
	7,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	5,547
		United Rentals North America, Inc.,
	6,770	8.375%, 09/15/20	6,669
	3,800	9.250%, 12/15/19	4,104
	2,365	10.875%, 06/15/16	2,625

			38,017

		Electrical Equipment — 0.1%
	325	Belden, Inc., 9.250%, 06/15/19	341
	3,660	Polypore International, Inc., 7.500%, 11/15/17	3,752
	4,672	Viasystems, Inc., 12.000%, 01/15/15 (e)	4,999

			9,092

		Environmental Control — 0.0% (g)
	3,626	Clean Harbors, Inc., 7.625%, 08/15/16	3,825

		Industrial Conglomerates — 0.4%
	2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,558
	14,330	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	13,470
		Harland Clarke Holdings Corp.,
	5,740	9.500%, 05/15/15	4,248
	22,774	VAR, 6.000%, 05/15/15	15,372
	16,467	JB Poindexter & Co., Inc., 8.750%, 03/15/14	16,457
	7,730	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	7,923

			60,028

		Industrial Machinery — 0.1%
	4,990	General Cable Corp., 7.125%, 04/01/17	4,953
	1,575	Mueller Water Products, Inc., 8.750%, 09/01/20	1,671

			6,624

		Machinery — 0.2%
	3,785	Case New Holland, Inc., 7.875%, 12/01/17	4,145
	5,200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	5,226
		Manitowoc Co., Inc. (The),
	2,770	8.500%, 11/01/20	2,825
	5,595	9.500%, 02/15/18	5,777
	4,905	Terex Corp., 8.000%, 11/15/17	4,770

			22,743

		Marine — 0.3%
	10,569	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	8,455
NOK	119,156	Boa Deep C A.S., (Norway), VAR, 8.660%, 04/27/16	19,393
		CMA CGM S.A., (France),
	5,700	8.500%, 04/15/17 (e)	1,995
EUR	4,500	8.875%, 04/15/19 (e)	2,086
	1,151	Commercial Barge Line Co., 12.500%, 07/15/17	1,220
	4,265	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	4,126
	1,010	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	768
	2,534	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	2,458

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Marine — Continued
	1,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	871

			41,372

		Road & Rail — 0.7%
	3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,250
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	3,215	7.750%, 05/15/16	3,199
	7,085	8.250%, 01/15/19	6,819
	5,450	9.625%, 03/15/18	5,491
	2,352	VAR, 2.957%, 05/15/14	2,152
		Hertz Corp. (The),
	4,320	6.750%, 04/15/19	4,190
	8,350	7.500%, 10/15/18	8,371
EUR	4,549	Hertz Holdings Netherlands B.V., (Netherlands), 8.500%, 07/31/15 (e)	6,113
	3,938	RailAmerica, Inc., 9.250%, 07/01/17	4,292
		RSC Equipment Rental, Inc./RSC Holdings III LLC,
	3,110	8.250%, 02/01/21	2,954
	28,547	9.500%, 12/01/14	28,904
	10,570	10.250%, 11/15/19	11,099

			86,834

		Total Industrials	484,595

	Information Technology — 1.8%
		Communications Equipment — 0.4%
	6,400	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	4,608
		Avaya, Inc.,
	4,975	7.000%, 04/01/19 (e)	4,453
	38,820	9.750%, 11/01/15	30,377
	2,528	PIK, 10.875%, 11/01/15	1,997
	7,100	CommScope, Inc., 8.250%, 01/15/19 (e)	6,851
	1,605	Syniverse Holdings, Inc., 9.125%, 01/15/19	1,645

			49,931

		Electronic Equipment, Instruments & Components — 0.1%
	590	Jabil Circuit, Inc., 7.750%, 07/15/16	654
		NXP B.V./NXP Funding LLC, (Netherlands),
	2,160	9.500%, 10/15/15	2,246
	11,895	9.750%, 08/01/18 (e)	12,936
	2,405	VAR, 3.153%, 10/15/13	2,393

			18,229

		Internet Software & Services — 0.0% (g)
	1,000	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	945
	4,310	GXS Worldwide, Inc., 9.750%, 06/15/15	3,976

			4,921

		IT Services — 0.7%
	2,575	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,594
		Fidelity National Information Services, Inc.,
	1,795	7.625%, 07/15/17	1,903
	395	7.875%, 07/15/20	418
		First Data Corp.,
	4,645	7.375%, 06/15/19 (e)	4,366
	9,590	8.250%, 01/15/21 (e)	8,295
	4,023	8.875%, 08/15/20 (e)	4,023
	5,489	9.875%, 09/24/15	4,981
	22,497	12.625%, 01/15/21 (e)	18,560
	6,210	PIK, 8.750%, 01/15/22 (e)	5,217
	3,210	iGate Corp., 9.000%, 05/01/16 (e)	3,210
	11,520	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	8,986
	7,803	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	6,984
	400	Stream Global Services, Inc., 11.250%, 10/01/14	408
		SunGard Data Systems, Inc.,
	6,335	7.375%, 11/15/18	6,240
	14,515	10.250%, 08/15/15	14,951

			91,136

		Semiconductors & Semiconductor Equipment — 0.4%
	6,412	Amkor Technology, Inc., 7.375%, 05/01/18	6,380
		Freescale Semiconductor, Inc.,
	3,690	8.050%, 02/01/20	3,340
	9,725	9.250%, 04/15/18 (e)	10,138
	15,874	10.125%, 03/15/18 (e)	16,826
	7,057	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	7,216
	4,380	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	3,438
	4,105	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	3,982

			51,320

		Software — 0.2%
	3,560	Aspect Software, Inc., 10.625%, 05/15/17	3,613
	4,890	Eagle Parent, Inc., 8.625%, 05/01/19 (e)	4,536
	5,745	Lawson Software, Inc., 11.500%, 07/15/18 (e)	5,472
	3,810	Mantech International Corp., 7.250%, 04/15/18	3,905

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Software — Continued
	5,635	SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	5,903

			23,429

		Total Information Technology	238,966

	Materials — 2.5%
		Chemicals — 0.7%
	2,450	Ashland, Inc., 9.125%, 06/01/17	2,720
	640	Chemtura Corp., 7.875%, 09/01/18	654
		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
	3,925	8.875%, 02/01/18	3,542
	1,930	9.000%, 11/15/20	1,515
		Huntsman International LLC,
	4,205	5.500%, 06/30/16	4,016
	4,690	8.625%, 03/15/20	4,760
	3,110	8.625%, 03/15/21	3,157
	11,255	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	11,339
	5,077	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e)	3,960
	1,195	Kinove German Bondco GmbH, (Germany), 9.625%, 06/15/18 (e)	1,082
		Lyondell Chemical Co.,
	4,023	8.000%, 11/01/17	4,365
	24,485	11.000%, 05/01/18	26,382
	4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	4,707
	1,360	Nova Chemicals Corp., (Canada), 8.625%, 11/01/19	1,482
	7,015	Polymer Group, Inc., 7.750%, 02/01/19 (e)	7,103
	2,140	PolyOne Corp., 7.375%, 09/15/20	2,183
	7,305	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	4,712
	1,315	Solutia, Inc., 8.750%, 11/01/17	1,420
	3,175	Vertellus Specialties, Inc., 9.375%, 10/01/15 (e)	2,397

			91,496

		Construction Materials — 0.1%
EUR	4,513	Cemex Finance LLC, 9.625%, 12/14/17 (e)	4,351
	2,750	Cemex S.A.B. de C.V., (Mexico), VAR, 5.369%, 09/30/15 (e)	1,870
		Vulcan Materials Co.,
	1,120	6.500%, 12/01/16	1,084
	3,205	7.500%, 06/15/21	3,165

			10,470

		Containers & Packaging — 0.7%
		Ardagh Packaging Finance plc, (Ireland),
	960	7.375%, 10/15/17 (e)	974
EUR	13,334	7.375%, 10/15/17 (e)	17,245
	8,330	9.125%, 10/15/20 (e)	8,247
		Berry Plastics Corp.,
	11,004	9.500%, 05/15/18	10,523
	4,600	9.750%, 01/15/21	4,393
	6,265	BWAY Holding Co., 10.000%, 06/15/18	6,547
		Constar International, Inc.,
	1,236	05/31/15 (f) (i)	1,236
	3,070	11.000%, 12/31/17 (f) (i)	3,069
	4,470	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	4,526
	665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	718
	3,930	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	3,891
	1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,776
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	1,035	6.875%, 02/15/21 (e)	988
	5,486	7.875%, 08/15/19 (e)	5,514
	2,245	8.250%, 02/15/21 (e)	1,908
	18,065	9.000%, 04/15/19 (e)	16,259
	2,590	9.000%, 05/15/18 (e)	2,357
	7,010	9.875%, 08/15/19 (e)	6,414
		Sealed Air Corp.,
	995	8.125%, 09/15/19 (e)	1,055
	995	8.375%, 09/15/21 (e)	1,062
	2,125	Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	2,146

			100,848

		Metals & Mining — 0.3%
	715	Aleris International, Inc., 7.625%, 02/15/18	686
	5,750	Atkore International, Inc., 9.875%, 01/01/18	5,592
		FMG Resources August 2006 Pty Ltd., (Australia),
	4,587	6.375%, 02/01/16 (e)	4,312
	4,370	6.875%, 02/01/18 (e)	4,009
	5,395	7.000%, 11/01/15 (e)	5,220
	3,380	8.250%, 11/01/19 (e)	3,317
	3,440	James River Coal Co., 7.875%, 04/01/19	2,614
	11,422	Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15	10,508
		Novelis, Inc., (Canada),
	2,830	8.375%, 12/15/17	2,943
	6,505	8.750%, 12/15/20	6,863
	1,255	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,241

			47,305

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Paper & Forest Products — 0.7%
25,044	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	27,235
	Abitibi-Consolidated, Inc., (Canada),
1,780	6.000%, 06/20/13 (d)	7
300	7.500%, 04/01/28 (d)	1
14,000	8.375%, 04/01/15 (d)	52
15,268	8.500%, 08/01/29 (d)	57
1,237	8.550%, 08/01/10 (d)	5
4,169	8.850%, 08/01/30 (d)	16
14,050	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	13,769
	Clearwater Paper Corp.,
255	7.125%, 11/01/18	264
2,695	10.625%, 06/15/16	2,991
1,210	Georgia-Pacific LLC, 8.250%, 05/01/16 (e)	1,330
810	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	814
48,721	NewPage Corp., 11.375%, 12/31/14 (d)	33,983
	P.H. Glatfelter Co.,
2,665	7.125%, 05/01/16	2,752
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,396
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d) (f) (i)	142
5,219	8.250%, 10/01/12 (d) (f) (i)	78
15,788	8.375%, 07/01/12 (d) (f) (i)	237
2,500	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	2,550

		88,679

	Total Materials	338,798

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.6%
9,345	Cincinnati Bell, Inc., 8.375%, 10/15/20	9,088
	Clearwire Communications LLC/Clearwire Finance, Inc.,
53,913	12.000%, 12/01/15 (e)	45,556
2,895	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	2,953
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	1,959
1,780	8.500%, 04/15/20	1,691
3,905	GCI, Inc., 8.625%, 11/15/19	4,081
3,500	Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (e)	3,098
4,460	ITC Deltacom, Inc., 10.500%, 04/01/16	4,599
8,825	Level 3 Communications, Inc., 11.875%, 02/01/19	9,134
	Level 3 Financing, Inc.,
4,765	8.125%, 07/01/19 (e)	4,503
13,680	9.250%, 11/01/14	13,936
13,155	9.375%, 04/01/19	13,287
25,230	10.000%, 02/01/18	25,861
	PAETEC Holding Corp.,
2,885	8.875%, 06/30/17	3,116
1,430	9.500%, 07/15/15	1,505
6,805	9.875%, 12/01/18	7,366
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d)	32
2,650	6.500%, 08/01/27 (d)	33
1,050	9.750%, 01/15/15 (d)	13
	Qwest Communications International, Inc.,
1,885	7.125%, 04/01/18	1,927
9,865	7.500%, 02/15/14	9,927
	Wind Acquisition Finance S.A., (Luxembourg),
14,420	7.250%, 02/15/18 (e)	12,581
12,651	11.750%, 07/15/17 (e)	10,912
2,100	PIK, 12.250%, 07/15/17 (e)	1,617
	Windstream Corp.,
9,400	7.500%, 04/01/23	8,836
4,750	7.750%, 10/01/21	4,679
855	8.125%, 09/01/18	872
4,345	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	4,611

		207,773

	Wireless Telecommunication Services — 0.6%
3,425	Cricket Communications, Inc., 7.750%, 10/15/20	2,689
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,692
1,860	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	1,851
1,545	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	1,522
2,896	iPCS, Inc., PIK, 3.679%, 05/01/14	2,465
7,950	MetroPCS Wireless, Inc., 7.875%, 09/01/18	7,672
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,420
770	NII Capital Corp., 10.000%, 08/15/16	874
	SBA Telecommunications, Inc.,
1,000	8.000%, 08/15/16	1,070
1,800	8.250%, 08/15/19	1,937
	Sprint Capital Corp.,
1,425	6.900%, 05/01/19	1,101
28,025	8.750%, 03/15/32	21,789
	Sprint Nextel Corp.,
27,600	9.000%, 11/15/18 (e)	27,807
10,100	11.500%, 11/15/21 (e)	9,519

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
345	Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16 (e)	321

		86,729

	Total Telecommunication Services	294,502

Utilities — 0.9%
	Electric Utilities — 0.2%
	AES Corp. (The),
4,630	8.000%, 10/15/17	4,977
5,950	9.750%, 04/15/16	6,723
9,600	AES Eastern Energy LP, 9.670%, 01/02/29	4,320
1,475	Energy Future Holdings Corp., 10.222%, 01/15/20	1,512
4,026	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	4,147
	Homer City Funding LLC,
6,448	8.137%, 10/01/19	5,448
4,046	8.734%, 10/01/26	3,460

		30,587

	Gas Utilities — 0.2%
7,330	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	7,807
20,250	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16 (d)	12,251
5,110	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19 (e)	5,059

		25,117

	Independent Power Producers & Energy Traders — 0.5%
	Calpine Corp.,
3,405	7.250%, 10/15/17 (e)	3,473
5,215	7.500%, 02/15/21 (e)	5,319
4,905	7.875%, 07/31/20 (e)	5,089
2,200	7.875%, 01/15/23 (e)	2,272
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26	1,003
23,337	7.750%, 06/01/19 (d)	16,219
	Edison Mission Energy,
14,250	7.000%, 05/15/17	8,942
12,500	7.200%, 05/15/19	7,375
9,222	Midwest Generation LLC,
	8.560%, 01/02/16	9,245
	NRG Energy, Inc.,
6,470	7.625%, 01/15/18	6,373
1,885	8.250%, 09/01/20	1,857

		67,167

	Total Utilities	122,871

	Total Corporate Bonds (Cost $3,806,582)	3,692,752

Investment Companies — 0.2%
252	Advent Claymore Global Convertible Securities & Income Fund	1,578
137	Dreyfus High Yield Strategies Fund	610
452	ING Prime Rate Trust	2,322
323	Invesco Van Kampen Senior Income Trust	1,379
619	Nuveen Multi-Strategy Income and Growth Fund 2	5,116
1,317	Nuveen Municipal Value Fund	12,909
72	SPDR Barclays Capital High Yield Bond ETF	2,735

	Total Investment Companies (Cost $20,139)	26,649

Mortgage Pass-Through Securities — 1.8%
	Federal National Mortgage Association, 30 Year, Single Family,
220,540	TBA, 4.000%, 01/25/41 - 12/25/41	229,511
6,750	TBA, 4.500%, 12/25/41	7,137

	Total Mortgage Pass-Through Securities (Cost $235,891)	236,648

Private Placements — 1.0%
Commercial Loans — 0.5%
42,000	Doubletree Hotel, 8.175%, 08/31/14 (f) (i)	42,000
	Raleigh Hotel,
10,000	10% + LIBOR, 12/01/15 (f) (i)	10,000
10,000	7.980%, 12/01/15 (f) (i)	10,737

		62,737

Residential Loans — 0.5%
70,000	141 East 88th Street, LLC, 7.172%, 08/31/16 (f) (i)	70,000

	Total Private Placements (Cost $132,000)	132,737

SHARES
Common Stocks — 0.4%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
843	General Motors Co. (a)	17,947

Financials — 0.2%
	Diversified Financial Services — 0.2%
1,226	Capmark Financial Group, Inc. (a)	18,386

Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
6	Quad/Graphics, Inc.	93

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks —Continued
Information Technology — 0.0% (g)
	IT Services — 0.0% (g)
165	Stratus Technologies, Inc., ADR (a) (f) (i)	—

Materials — 0.1%
	Chemicals — 0.1%
144	LyondellBasell Industries N.V., (Netherlands), Class A	4,706

	Construction Materials — 0.0% (g)
403	U.S. Concrete, Inc. (a)	1,105

	Containers & Packaging — 0.0% (g)
42	Constar International, Inc., ADR (a) (f) (i)	12

	Paper & Forest Products — 0.0% (g)
279	AbitibiBowater, Inc., (Canada) (a)	4,195

	Total Materials	10,018

	Total Common Stocks (Cost $56,903)	46,444

Preferred Stocks — 0.3%
Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
100	General Motors Co., 4.750%, 12/01/13	3,414

Financials — 0.3%
	Commercial Banks — 0.1%
100	CoBank ACB, 7.000%, 12/02/11 (e) (m) (x)	4,569
160	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	8,690

		13,259

	Consumer Finance — 0.2%
25	Ally Financial, Inc., Series 144a, 7.000%, 12/31/11 (e) (m) (x)	17,588

	Diversified Financial Services — 0.0% (g)
156	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	2,956

	Insurance — 0.0% (g)
9	XL Group Ltd., (Cayman Islands), Series D, 02/21/12 (x)	6,307

	Total Financials	40,110

Industrials — 0.0% (g)
	Construction & Engineering — 0.0% (g)
309	M/I Homes, Inc., 9.750%, 03/15/12 (a) (x)	3,912

Information Technology — 0.0%
	IT Services — 0.0%
38	Stratus Technologies, Inc., ADR (a) (f) (i)	—

Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., 11.000%, 02/15/12 (a) (f) (i)	898

	Total Preferred Stocks (Cost $57,138)	48,334

Loan Participations & Assignments — 6.4%
Consumer Discretionary — 2.7%
	Auto Components — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
762	VAR, 6.500%, 07/29/17	761
388	VAR, 6.500%, 07/29/17	388

		1,149

	Automobiles — 0.2%
35,237	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	32,462

	Distributors — 0.1%
	Alliance Laundry Systems LLC, Term Loan B,
5,871	VAR, 6.250%, 09/30/16	5,842
266	VAR, 6.250%, 09/30/16	264

		6,106

	Gaming — 0.1%
— (h)	Isle of Capri Casinos, Inc., Initial Term Loan, VAR, 5.000%, 11/25/13	—	(h)
	Isle of Capri Casinos, Inc., Term Loan B,
5,705	VAR, 4.750%, 11/01/13	5,661
255	VAR, 4.750%, 11/01/13	253

		5,914

	Hotels, Restaurants & Leisure — 1.1%
6,284	Ameristar Casinos, Inc., Term Loan B, VAR, 4.000%, 04/16/18	6,246
9,625	Boyd Gaming Corp., Term Loan, VAR, 3.760%, 12/17/15	9,053
11,495	Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16^	11,346
	Caesar’s Entertainment Operating Co., Inc., Term B-2 Loan,
9,930	VAR, 3.257%, 01/28/15	8,472
24,147	VAR, 3.418%, 01/28/15^	20,600
	Caesar’s Entertainment Operating Co., Inc., Term B-3 Loan,
5	VAR, 3.324%, 01/28/15	4
3	VAR, 3.369%, 01/28/15	3
604	VAR, 3.418%, 01/28/15	515
29,300	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	29,044
9,689	Citycenter Holdings, LLC, Term Loan, VAR, 7.500%, 01/21/15	9,625
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, VAR, 06/06/14 (d)	163
1,127	Fontainebleau Las Vegas, Initial Term Loan, VAR, 06/06/14 (d)	327

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
	MGM Resorts International, Class C Loan,
5,353	VAR, 7.000%, 02/21/14	5,193
5,253	VAR, 7.000%, 02/21/14	5,096
30,395	MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	29,488
	Outback (OSI Restaurant), Prefunded Revolving Credit Commitment,
475	VAR, 0.163%, 06/14/13	450
78	VAR, 2.563%, 06/14/13	74
50	VAR, 2.688%, 06/14/13	47
106	VAR, 2.750%, 06/14/13	101
10,731	Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14^	10,172
3,000	Rock Ohio Caesars LLC, Term Loan, VAR, 8.500%, 08/15/17	3,000

		149,019

	Household Durables — 0.0% (g)
	Targus, 1st Lien Term Loan,
4,988	VAR, 11.000%, 05/24/16	4,676

	Internet & Catalog Retail — 0.0% (g)
2,506	Sitel, Inc., Term Loan B, VAR, 5.888%, 01/30/14	2,362

	Media — 0.7%
10,075	Cengage Learning Acquisitions, Term Loan, VAR, 2.510%, 07/03/14	8,507
23,935	Clear Channel Communications, Inc., Term Loan B, VAR, 3.910%, 01/29/16	17,809
4,425	Cumulus Media, Term Loan, VAR, 5.750%, 09/16/18^	4,305
5,400	Entercom Radio Loan, Term Loan, VAR, 6.250%, 11/23/18 ^	5,365
4,963	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	4,903
748	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	735
650	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	644
	Media General, Inc., Term Loan,
426	VAR, 5.007%, 03/29/13	371
1,442	VAR, 5.245%, 03/29/13	1,255
18,520	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,296
13,100	The Go Daddy Group Term Loan, VAR, 09/30/18 ^	13,051
11,792	Univision Communications, Inc., Initial Term Loan, VAR, 2.260%, 09/29/14	11,229
	Vertis, Inc., 1st Lien Term Loan,
7,136	VAR, 11.750%, 12/21/15	4,549
118	VAR, 11.750%, 12/21/15	75

		91,094

	Multiline Retail — 0.0% (g)
4,500	Neiman Marcus, 1st Lien Term Loan, VAR, 4.750%, 05/16/18	4,324

	Specialty Retail — 0.5%
	Claire’s Stores, Term Loan B,
45,170	VAR, 3.010%, 05/29/14	38,790
9,467	VAR, 3.178%, 05/29/14	8,129
4,987	Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18	4,466
	J. Crew, 1st Lien Term Loan,
2,610	VAR, 4.750%, 03/07/18	2,397
873	VAR, 4.750%, 03/07/18	802
	Michael’s Stores, Term B-1 Loan,
456	VAR, 2.625%, 10/31/13	443
784	VAR, 2.625%, 10/31/13	762
1,035	VAR, 2.688%, 10/31/13	1,005
725	VAR, 2.688%, 10/31/13	705
	PETCO, New Loans,
5,000	VAR, 4.500%, 11/24/17^	4,850

		62,349

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,344	BCBG Max Azria, 1st Lien Term Loan, VAR, 9.870%, 06/09/15	2,168

	Total Consumer Discretionary	361,623

Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
	Rite Aid Corp., Tranche 2 Term Loan,
3,049	VAR, 2.000%, 06/04/14^	2,868
1,951	VAR, 2.010%, 06/04/14	1,836
9,037	SUPERVALU, Inc., Term B-2 Loan, VAR, 3.510%, 10/05/15	8,679
4,239	SUPERVALU, Inc., Term Loan B-3, VAR, 4.500%, 04/30/18	4,097

		17,480

	Household Products — 0.2%
	Spectrum Brands, New Term Loan,
11,795	VAR, 5.000%, 06/17/16^	11,773
6,538	VAR, 5.000%, 06/17/16	6,526
59	VAR, 5.000%, 06/17/16	58
7	VAR, 6.250%, 06/17/16	7

		18,364

	Total Consumer Staples	35,844

Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
1,686	Equipower Resource Holding, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	1,670

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Oil, Gas & Consumable Fuels — 0.1%
737	Big West Oil, Term Loan B, VAR, 7.750%, 03/31/16	735
10,600	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18^	10,482
1,542	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	1,549

		12,766

	Total Energy	14,436

Financials — 0.5%
	Capital Markets — 0.1%
5,050	Nuveen Investments, Inc., 2nd Lien Term Loan, VAR, 12.500%, 07/31/15	5,210
4,910	Nuveen Investments, Inc., Term Loan, VAR, 05/13/17 ^	4,806
8,365	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	8,295

		18,311

	Consumer Finance — 0.0% (g)
2,210	International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15^	2,213

	Diversified Financial Services — 0.0% (g)
4,289	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	4,240

	Insurance — 0.1%
3,268	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	3,251
6,154	Pilot Travel Centers, 1st Lien Term Loan, VAR, 4.250%, 03/30/18	6,125
402	USI Holdings Corp., Series C New Term Loan, VAR, 7.000%, 05/05/14	401

		9,777

	Real Estate Investment Trusts (REITs) — 0.2%
	I-Star, Term Loan A-1,
12,162	VAR, 5.000%, 06/28/13	11,998
7,982	VAR, 5.000%, 06/28/13	7,875
2,000	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12	1,955

		21,828

	Real Estate Management & Development — 0.1%
9,398	Realogy Corp., Extended Synthetic Commitments, VAR, 10/10/16 ^	8,317
2,218	Realogy Corp., Extended Term Loan, VAR, 4.691%, 10/10/16	1,963
3,635	Realogy Corp., Tranche A Second Lien Term Loan, VAR, 13.500%, 10/15/17	3,554

		13,834

	Total Financials	70,203

Health Care — 0.6%
	Health Care Equipment & Supplies — 0.1%
	Biomet, Inc., Dollar Term Loan,
1,637	VAR, 3.257%, 03/25/15^	1,577
169	VAR, 3.260%, 03/25/15^	163
3,194	VAR, 3.358%, 03/25/15^	3,077

		4,817

	Health Care Providers & Services — 0.3%
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
687	VAR, 2.510%, 07/25/14	663
8,805	VAR, 2.773%, 07/25/14	8,489
488	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 2.510%, 07/25/14	470
3,000	HCA, Inc., Term Loan B-3, VAR, 3.619%, 05/01/18	2,835
13,375	HMA, Term Loan B, VAR, 11/22/18 ^	13,314
9,992	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	9,601
1,616	Inventiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	1,578
7,663	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	7,538

		44,488

	Health Care Technology — 0.0% (g)
	Emdeon Inc., Term Loan B,
43	VAR, 6.750%, 11/01/18	44
64	VAR, 6.750%, 11/01/18	64
279	VAR, 6.750%, 11/01/18	280
1,071	VAR, 6.750%, 11/01/18	1,074
442	VAR, 6.750%, 11/01/18	444

		1,906

	Pharmaceuticals — 0.2%
	Axcan Intermediate Holdings, Inc., Term Loan,
12,872	VAR, 5.500%, 02/10/17	12,245
1,388	VAR, 5.502%, 02/10/17	1,320
	Capsugel Holdings, Inc., Term Loan,
61	VAR, 5.250%, 08/01/18	61
12,189	VAR, 5.250%, 08/01/18	12,177
2,386	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.510%, 04/10/14	2,269

		28,072

	Total Health Care	79,283

Industrials — 0.5%
	Airlines — 0.1%
	United Airlines, Term Loan B,
2,148	VAR, 2.313%, 02/01/14	2,070
7,852	VAR, 2.313%, 02/01/14^	7,567

		9,637

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Building Products — 0.1%
1,374	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.269%, 02/07/14	948
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
28	VAR, 2.582%, 02/07/14	19
13,609	VAR, 2.678%, 02/07/14	9,390
	Nortek, Inc., 1st Lien Term Loan,
2,373	VAR, 5.250%, 04/26/17	2,312
14	VAR, 5.250%, 04/26/17	13
2	VAR, 6.250%, 04/26/17	2

		12,684

	Chemicals — 0.1%
17,967	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.813%, 05/05/15^	17,046

	Commercial Services & Supplies — 0.1%
	Waste Industries USA, Inc., 1st Lien Term Loan B,
11,859	VAR, 4.750%, 03/17/17	11,563
81	VAR, 4.750%, 03/17/17	79

		11,642

	Electrical Equipment — 0.0% (g)
138	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16 (f) (i)	130
2,190	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	2,058

		2,188

	Machinery — 0.1%
1,900	Colfax Corp., VAR, 01/01/19	1,900
3,753	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	3,706

		5,606

	Trading Companies & Distributors — 0.0% (g)
6,500	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	5,200

	Total Industrials	64,003

Information Technology — 0.5%
	Communications Equipment — 0.1%
3,337	Avaya, Inc., Term Loan B-1, VAR, 3.256%, 10/24/14	3,099
6,703	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.006%, 10/26/17	5,907

		9,006

	Electronic Equipment, Instruments & Components — 0.1%
5,066	CDW Corp., Extended Term Loan, VAR, 4.250%, 07/15/17	4,707
2,938	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.748%, 10/10/14^	2,821
7,875	NXP B.V., Tranche A-2 Term Loan, VAR, 03/04/17 ^	7,555

		15,083

	Internet Software & Services — 0.1%
7,692	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	7,663
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/27/17	4,200

		11,863

	IT Services — 0.1%
4,922	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.257%, 03/26/18	4,109
1,941	First Data Corp., Initial Tranche B1, VAR, 3.007%, 09/24/14	1,719
2,960	First Data Corp., Initial Tranche B-2 Term Loan, VAR, 3.007%, 09/24/14	2,620
5,603	First Data Corp., Initial Tranche B3, VAR, 3.007%, 09/24/14	4,961

		13,409

	Semiconductors & Semiconductor Equipment — 0.1%
10,981	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.496%, 12/01/16^	10,363
4,988	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	4,917

		15,280

	Total Information Technology	64,641

Materials — 0.5%
	Chemicals — 0.2%
4,550	AZ Chem U.S., Inc, Term Loan, VAR, 5.500%, 11/19/16^	4,542
1,459	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,359
1,327	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.619%, 05/15/14	1,295
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.119%, 11/15/14	2,448
	Ineos Group Holdings, Term B-2 Loan,
863	VAR, 7.501%, 12/16/13	863
987	VAR, 8.001%, 12/16/14	993
9,667	Styron, 1st Lien Term Loan, VAR, 6.000%, 08/02/17	8,316
3,956	Trinseo, 1st Lien Term Loan, VAR, 6.000%, 08/02/17	3,403

		23,219

	Containers & Packaging — 0.2%
24,800	Reynolds Group Holdings, Term Loan C, VAR, 6.500%, 08/09/18	24,354

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Containers & Packaging — Continued
	Reynolds Group Holdings, U.S. Term Loan,
1,284	VAR, 6.500%, 02/09/18	1,261
2,204	VAR, 6.500%, 02/09/18	2,164
2,482	VAR, 6.500%, 02/09/18	2,438
	Sealed Air Corp., Term Loan B,
809	VAR, 4.750%, 10/03/18	815
919	VAR, 4.750%, 10/03/18	926

		31,958

	Metals & Mining — 0.1%
7,000	Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17^	6,950

	Paper & Forest Products — 0.0% (g)
1,920	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	1,588

	Total Materials	63,715

Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
4,250	Level 3 Communications, Inc., Tranche A Term Loan, VAR, 2.648%, 03/13/14	3,990
10,000	Level 3 Communications, Tranche B II Term Loan, VAR, 5.750%, 09/01/18	9,675
5,000	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	4,837

		18,502

	Wireless Telecommunication Services — 0.0% (g)
	MetroPCS Wireless, Inc., Term Loan B-2,
2,953	VAR, 4.071%, 11/03/16	2,882
1,535	VAR, 4.134%, 11/03/16	1,499

		4,381

	Total Telecommunication Services	22,883

Utilities — 0.5%
	Independent Power Producers & Energy Traders — 0.5%
7,895	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	7,881
23,605	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	23,775
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
17,245	VAR, 4.748%, 10/10/17	11,228
16,213	VAR, 4.748%, 10/10/17	10,556
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
19,290	VAR, 3.748%, 10/10/14	13,985
32	VAR, 3.748%, 10/10/14	23
6,879	VAR, 3.808%, 10/10/14	4,988

	Total Utilities	72,436

	Total Loan Participations & Assignments (Cost 864,768)	849,067

NUMBER OF WARRANTS
Warrants — 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
481	expiring 7/10/2016 (Strike Price $10.00) (a)	6,088
481	expiring 7/10/2019 (Strike Price $18.33) (a)	4,207

	Total Warrants (Cost 17,233)	10,295

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased — 0.0% (g)
1,945	1 Year Mid Curve Eurodollars, Expiring 12/16/11 @ $98.50, American Style	12
1,384	10 Year U.S. Treasury Note, Expiring 12/23/11 @ $126.50, American Style	281

	Total Options Purchased (Cost $975)	293

PRINCIPAL AMOUNT
Short-Term Investments — 61.0%
U.S. Treasury Obligation — 0.1%
13,795	U.S. Treasury Bill, 0.015%, 03/15/12 (k) (n) (Cost $13,794)	13,794

SHARES
Investment Company — 60.9%
8,160,126	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) + (Cost $8,160,126)	8,160,126

	Total Short-Term Investments (Cost $8,173,920)	8,173,920

	Total Investments — 106.0% (Cost $14,337,054)	14,193,704
	Liabilities in Excess of Other Assets — (6.0)%	(799,461)

	NET ASSETS — 100.0%	$13,394,243

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(272,757)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 01/25/41	(292,745)
(185,537)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/41	(199,423)

	(Proceeds received of $491,927.)	(492,168)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
194	10 Year U.S. Treasury Note	03/21/12	25,093	(126)
645	30 Day Federal Funds	03/30/12	268,449	52
392	30 Day Federal Funds	07/31/12	163,134	204
392	30 Day Federal Funds	08/31/12	163,134	257
692	3 Month Euro	12/15/14	227,427	(45)
	Short Futures Outstanding
(21)	90 Day Eurodollar	01/17/12	(5,221)	(5)
(514)	90 Day Eurodollar	03/19/12	(127,729)	197
(518)	10 Year U.S. Treasury Note	03/21/12	(67,000)	334
(25)	30 Year U.S. Treasury Bond	03/21/12	(3,534)	47
(7,421)	2 Year U.S. Treasury Note	03/30/12	(1,636,330)	(280)
(3,142)	5 Year U.S. Treasury Note	03/30/12	(385,337)	65
(1,169)	90 Day Eurodollar	06/18/12	(290,380)	643
(514)	90 Day Eurodollar	09/17/12	(127,658)	23
(692)	3 Month Euro	12/17/12	(230,043)	(39)
(514)	90 Day Eurodollar	12/17/12	(127,645)	161
(1,413)	90 Day Eurodollar	03/18/13	(350,848)	(689)
(1,413)	90 Day Eurodollar	06/17/13	(350,707)	(1,470)
(273)	90 Day Eurodollar	09/16/13	(67,718)	67
(273)	90 Day Eurodollar	12/16/13	(67,649)	(656)

				(1,260)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
16,535,600	EUR	Deutsche Bank AG	03/19/12	22,348	$22,242	(106)
6,506,000	EUR	Union Bank of Switzerland AG	03/19/12	8,750	8,751	1

				31,098	$30,993	(105)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,750,000	CAD	State Street Corp.	12/01/11	5,606	5,638	(32)
5,500,000	CAD	State Street Corp.	01/26/12	5,330	5,385	(55)

48,000,000	EUR	Citibank, N.A.	12/01/11	65,624	64,498	1,126
42,000,000	EUR	Citibank, N.A.	01/26/12	56,072	56,466	(394)
31,172,000	EUR	Deutsche Bank AG	03/19/12	42,957	41,929	1,028
3,253,000	EUR	Union Bank of Switzerland AG	03/19/12	4,375	4,375	— (h)

22,500,000	GBP	Citibank, N.A.	12/01/11	35,331	35,300	31
22,500,000	GBP	Citibank, N.A.	01/26/12	35,096	35,284	(188)

192,000,000	NOK	State Street Corp.	12/01/11	33,811	33,242	569
185,000,000	NOK	Barclays Bank plc	01/26/12	31,355	31,950	(595)

				315,557	314,067	1,490

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$17,947	$—	$—		$17,947
Financials	18,386	—	—		18,386
Industrials	93	—	—		93
Information Technology	—	—	—	(b)	—	(b)
Materials	10,006	—	12		10,018

Total Common Stocks	46,432	—	12		46,444

Preferred Stocks
Consumer Discretionary	—	3,414	—		3,414
Financials	—	40,110	—		40,110
Industrials	—	3,912	—		3,912
Information Technology	—	—	—	(b)	—	(b)
Materials	—	—	898		898

Total Preferred Stocks	—	47,436	898		48,334

Debt Securities
Asset-Backed Securities	—	149,615	—		149,615
Collateralized Mortgage
Obligations:
Agency	—	321,330	—		321,330
Non-Agency	—	459,533	—		459,533
Commercial Mortgage-Backed
Securities	—	44,348	—		44,348
Convertible Bonds
Materials	—	1,739	—		1,739
Corporate Bonds
Consumer Discretionary	—	938,695	—		938,695
Consumer Staples	—	186,957	—		186,957
Energy	—	174,477	10,853		185,330
Financials	—	628,384	1,145		629,529
Health Care	—	272,509	—		272,509
Industrials	—	476,585	8,010		484,595
Information Technology	—	238,966	—		238,966
Materials	—	334,036	4,762		338,798
Telecommunication Services	—	294,502	—		294,502
Utilities	—	122,871	—		122,871

Total Corporate Bonds	—	3,667,982	24,770		3,692,752

Mortgage Pass-Through Securities	—	236,648	—		236,648
Private Placements
Commercial Loan	—	—	62,737		62,737
Residential Loan	—	—	70,000		70,000

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$26,649	$—	$—	$26,649
Loan Participations & Assignments
Consumer Discretionary	—	361,623	—	361,623
Consumer Staples	—	35,844	—	35,844
Energy	—	14,436	—	14,436
Financials	—	70,203	—	70,203
Health Care	—	79,283	—	79,283
Industrials	—	61,815	2,188	64,003
Information Technology	—	64,641	—	64,641
Materials	—	63,715	—	63,715
Telecommunication Services	—	22,883	—	22,883
Utilities	—	72,436	—	72,436

Total Loan Participations & Assignments	—	846,879	2,188	849,067

Options Purchased
Put Options Purchased	293	—	—	293
Warrants
Consumer Discretionary	—	10,295	—	10,295
Short-Term Investments
Investment Company	8,160,126	—	—	8,160,126
U.S. Treasury Obligations	—	13,794	—	13,794

Total Investments in Securities	$8,233,500	$5,799,599	$160,605	$14,193,704

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(492,168)	—	(492,168)
Options Written
Put Options Written	(12)	—	—	(12)

Total Liabilities	$(12)	$(492,168)	$—	$(492,180)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,755	—	2,755
Futures Contracts	2,050	—	—	2,050
Swaps	—	86,757	—	86,757

Total Appreciation in Other Financial Instruments	$2,050	$89,512	$—	$91,562

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,370)	—	(1,370)
Futures Contracts	(3,310)	—	—	(3,310)
Swaps	—	(327,266)	—	(327,266)

Total Depreciation in Other Financial Instruments	$(3,310)	$(328,636)	$—	$(331,946)

(b)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2011
Investments in Securities
Common Stocks - Information Technology	$—	(b)	$—	$—	$—		$—	$—	$—	$—	$—	(b)
Common Stocks - Materials	—		—	—	—		12	—	—	—	12
Corporate Bonds - Energy	11,362		—	(509)	—		—	—	—	—	10,853
Corporate Bonds - Financials	11,797		—	(179)	6		—	—	1,318	(11,797)	1,145
Corporate Bonds - Industrials				(741)			8,751				8,010
Corporate Bonds - Materials	2,056		—	(1,599)	—		4,305	—	—	—	4,762
Corporate Bonds - Telecommunication Services	313		—	(52)	—		—	—	—	(261)	—
Loan Participations & Assignments - Industrials	—		(105)	(178)	—	(a)	—	(2,035)	4,506	—	2,188
Loan Participations & Assignments - Materials	6,366		—	—	—		412	(4,283)	—	(2,495)	—
Preferred Stocks - Financials	13,724		—	—	—		—	—	—	(13,724)	—
Preferred Stocks - Information Technology	—	(b)	—	—	—		—	—	—	—	—	(b)
Preferred Stocks - Materials	—		—	— (a)	—		898	—	—	—	898
Private Placements - Commercial Loans	20,308		—	429	—		42,000	—	—	—	62,737
Private Placements - Residential Loans	—		—	—	—		70,000	—	—	—	70,000

Total	$65,926		$(105)	$(2,829)	$6		$126,378	$(6,318)	$5,824	$(28,277)	$160,605

	Balance as of February 28, 2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2011
Unfunded Commitments
Loan Participation & Assignments - Materials	$—	(a)	$—	$—	$—		$—	$— (a)	$—	$—	$—

(a)	Amount rounds to less than $1,000.
(b)	Security has a zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(2,777,000).

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.250	12/16/11	1,945	(12)

(Premiums received of $384.)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.744%		6,550	(91)	67
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	6.641		13,850	273	(317)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524		3,300	946	(1,142)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/16	19.734		3,350	1,518	(1,667)
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	5.000% quarterly	12/20/16	3.425		3,350	(257)	122
General Electric Capital Corp., 5.625%, 09/15/17	1.000% quarterly	12/20/16	2.383		13,500	826	(1,254)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/16	1.490		17,350	369	(213)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	5.533		20,700	247	457
Realogy Corp., 11.500%, 04/15/17	5.000% quarterly	12/20/16	16.764		3,350	1,146	(1,332)
Barclays Bank plc:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.744		6,450	(90)	69
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.744		9,700	(135)	103
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	6.641		3,300	65	(128)
Belo Corp., 7.750%, 06/01/27	5.000% quarterly	12/20/16	3.950		6,850	(386)	212
Belo Corp., 7.750%, 06/01/27	5.000% quarterly	12/20/16	3.950		6,900	(388)	514
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	12/20/16	1.282		33,650	390	(737)
Ford Motor Credit Co. LLC, 725.000%, 10/25/11	5.000% quarterly	12/20/16	3.425		6,700	(514)	245
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767		6,350	1,595	(439)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767		6,400	1,608	(380)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/16	17.949		3,300	1,286	(1,444)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	5.533		17,150	205	159
BNP Paribas:
Belo Corp., 7.750%, 06/01/27	5.000% quarterly	09/20/16	3.843		6,500	(384)	544
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918		6,350	(340)	629
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918		6,400	(343)	607
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524		1,300	373	(245)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524		6,500	1,863	(1,099)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	12/20/16	0.997		33,500	1,193	(1,179)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	12/20/16	0.997		99,850	3,491	(3,586)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/16	1.604		16,000	409	(100)
Genworth Financial, Inc., 575.000%, 06/15/14	5.000% quarterly	09/20/16	7.371		9,750	738	(323)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	3.581		6,500	692	(314)
iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	12/20/16	11.510		3,300	526	(556)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/16	1.490		17,250	367	(367)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/16	1.490		17,700	377	(218)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	09/20/16	1.451		16,350	302	(165)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.886		16,250	(119)	177
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583		16,000	394	(78)
Credit Suisse International:
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490		10,100	215	(296)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490		16,850	359	(611)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490		16,900	360	(477)
Deutsche Bank AG, New York:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	6.641		3,300	65	(128)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524		3,250	932	(1,092)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	3.581		9,700	1,032	(473)
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000% quarterly	09/20/16	4.534		3,250	(95)	168
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000% quarterly	09/20/16	4.534		6,600	(194)	313
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767		6,400	1,608	(609)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	09/20/16	2.103		6,650	315	(488)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490		17,450	371	(214)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	5.533		6,700	80	177
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/16	1.617		66,950	1,841	(2,330)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583		16,000	394	(78)
United States of America, 0.000%, 08/05/16	0.250% quarterly	09/20/16	0.503	EUR	16,250	243	(327)

HSBC Bank, N.A.:
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583	16,000	394	(78)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/13	11.396	3,225	300	(104)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	6,450	(346)	639
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000% quarterly	09/20/16	4.534	6,600	(194)	277
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	12/20/16	3.975	16,700	2,082	(2,541)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583	16,000	394	(86)
Royal Bank of Scotland:
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490	6,750	144	(236)
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/16	3.692	26,600	3,122	(2,785)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	6.734	3,300	81	(128)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524	3,200	917	(1,107)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	12/20/16	0.997	66,550	2,369	(2,351)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/16	1.604	16,000	409	(100)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	9,500	(509)	932
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	12,800	(686)	1,246
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	3.581	6,550	697	(584)
International Paper Co., 5.300%, 04/01/15	1.000% quarterly	09/20/16	1.652	3,300	91	(153)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	6,450	1,620	(407)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	12,900	3,240	(1,021)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/16	2.176	33,650	1,782	(2,431)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	09/20/16	3.688	17,375	1,918	(538)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.886	16,250	(119)	189
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.503	EUR 32,450	485	(720)

					43,869	(31,930)

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265%	34,750	1,615	(1,278)
Barclays Bank plc:
CDX.EM.16	5.000% quarterly	12/20/16	3.069	119,150	(11,580)	9,327
CMBX.NA.AA.3	0.270% monthly	12/13/49	21.750	14,100	9,235	(7,999)
Citibank, N.A.:
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265	34,650	1,611	(1,305)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	55.725	10,550	8,026	(8,434)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	55.725	6,900	5,249	(5,854)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510	10,500	2,033	(2,400)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510	9,800	1,897	(2,586)
Credit Suisse International:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555	65,700	2,534	(1,854)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555	16,100	621	(389)
CMBX.NA.BBB.5	5.000% monthly	02/15/51	53.594	6,900	5,606	(5,865)
Deutsche Bank AG, New York:
MCDX.NA.16.1	1.000% quarterly	06/20/16	2.166	16,200	641	(316)
CMBX.NA.AAA	0.100% monthly	10/12/52	1.611	5,700	305	(1,097)
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830	7,060	3,469	(2,876)
ABX.HE.PENAAA	0.110% monthly	05/25/46	51.510	10,700	2,071	(2,231)
Morgan Stanley Capital Services:
CDX.EM.16	5.000% quarterly	12/20/16	3.069	16,850	(1,638)	1,048
CDX.EM.16	5.000% quarterly	12/20/16	3.069	16,750	(1,628)	1,219
CDX.EM.16	5.000% quarterly	12/20/16	3.069	16,750	(1,628)	1,246
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555	33,400	1,288	(1,551)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555	32,300	1,246	(764)
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265	32,250	1,499	(1,163)
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265	17,250	802	(665)
CMBX.NA.AM.1	0.500% monthly	10/12/52	3.785	17,100	2,032	(2,773)
CMBX.NA.AA.3	0.270% monthly	12/13/49	21.750	7,050	4,617	(4,088)

CMBX.NA.AJ.2	1.090% monthly	03/15/49	8.647		17,150	4,922	(2,139)
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830		14,100	6,929	(5,568)
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830		7,070	3,474	(3,534)
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830		40	20	(3,658)
Royal Bank of Scotland:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555		33,600	1,296	(1,533)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555		32,700	1,261	(1,503)
CMBX.NA.AAA	0.100% monthly	10/12/52	1.611		17,700	949	(1,105)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510		12,100	2,342	(3,595)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510		8,800	1,704	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510		1,500	290	(277)
Union Bank of Switzerland AG:
CDX.EM.16	5.000% quarterly	12/20/16	3.069		48,400	(4,704)	4,290
CDX.EM.16	5.000% quarterly	12/20/16	3.069		16,700	(1,623)	1,540
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555		64,300	2,480	(2,001)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555		64,300	2,480	(2,193)
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.555		32,850	1,267	(870)

						63,010	(67,794)

Credit Default Swaps—Sell Protection [2]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152%		7,000	144	(38)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152		7,000	144	(54)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885		6,500	(764)	30
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094		3,250	(74)	149
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094		3,350	(76)	549
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094		3,400	(77)	271
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/12	65.120		2,000	(308)	199
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476		2,400	(2)	72
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180		4,900	(1,948)	931
Level 3 Communications, Inc., 3.500%, 06/15/12	5.000% quarterly	03/20/14	6.143		3,350	(48)	46
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	4.277		8,000	206	32
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390		3,350	(630)	26
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390		12,950	(2,437)	101
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390		13,250	(2,493)	99
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245		3,150	(288)	(34)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245		3,200	(292)	(7)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245		5,400	(493)	(4)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245		6,500	(593)	(56)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245		6,500	(593)	(42)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615		6,950	(1,298)	121
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801		3,300	(1)	183
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816		1,950	(172)	70
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869		6,050	(859)	375
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114		6,950	(447)	892
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114		10,450	(671)	1,210
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		6,900	(1,096)	363
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313		6,700	(1,695)	416
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	12/20/16	0.848		33,650	318	164
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	7.752	EUR	3,250	(21)	125
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	7.752	EUR	6,000	(39)	231
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	10.966	EUR	12,900	(1,250)	990
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	10.966	EUR	25,900	(2,509)	2,017
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/12	65.120		3,300	(508)	1,134
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	65.131		2,000	(523)	676
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		3,150	(1,035)	336
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		3,200	(1,051)	288

Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,200	(1,051)	466
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,200	(1,051)	529
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	6,350	(2,086)	726
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,431
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,431
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,431
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,480
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,350	(1,289)	1,831
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	15,550	(5,984)	6,360
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,200	(1,412)	284
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,200	(1,412)	298
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,200	(1,412)	360
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	5,000	(2,512)	438
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	6,700	(3,367)	533
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	1,400	1	25
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	3,500	1	118
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	6,850	2	(20)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	6,850	2	(29)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/13	8.266	13,950	(717)	814
Georgia-Pacific LLC, 7.750%, 11/15/29	1.000% quarterly	12/20/16	1.559	16,900	(417)	852
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	13,350	(1,606)	109
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,150	(791)	485
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	10,050	(2,525)	362
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	13,350	(3,353)	261
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	750	(274)	77
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	10,000	(3,653)	440
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	3,150	(1,252)	816
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	6,350	(2,525)	971
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	6,400	(2,545)	918
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	6,400	(2,545)	916
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	3,450	(50)	204
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	22.459	750	(112)	255
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/16	6.347	6,850	(303)	477
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/16	6.347	6,900	(305)	164
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	1,400	(48)	92
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	5.862	3,500	11	62
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	3,450	(139)	182
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173	4,350	(325)	305
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173	17,150	(1,281)	1,198
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	7.510	5,450	(283)	233
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/16	8.549	4,450	(536)	637
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	6,700	(3)	647
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	3,150	(277)	200
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	3,100	(365)	78
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	6,900	(99)	293
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	6,900	(99)	420
R.R. Donnelley & Sons Co., 4.950%, 04/01/14	1.000% quarterly	09/20/16	6.239	6,500	(1,311)	741
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	3,450	(322)	229
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	3,450	(322)	237
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	3,450	(322)	237
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	3,300	(340)	314
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.307	5,350	(550)	494
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	6,850	(705)	547
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	6,850	(705)	569
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/16	8.549	6,600	(795)	813
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	3,250	(1)	162
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	6,600	(2)	383
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	3,250	(286)	117
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	3,250	(286)	84
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	3,150	(447)	195

Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	4.053		6,850	136	33
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152		6,750	139	(45)
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		1,800	(286)	43
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		6,700	(1,064)	160
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		6,900	(1,096)	361
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		10,200	(1,620)	232
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		13,350	(2,120)	336
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	7.752	EUR	3,250	(21)	125
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094		3,200	(73)	186
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		3,200	(1,051)	498
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		3,225	(1,059)	539
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		6,350	(2,086)	462
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454		3,200	(1,412)	324
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454		3,250	(1,434)	300
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454		3,250	(1,434)	314
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170		6,700	(3,264)	215
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170		6,950	(3,386)	323
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447		6,450	(3,332)	868
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947		3,500	1	118
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	14.534		6,850	(573)	188
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023		3,150	(378)	36
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023		3,150	(378)	44
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023		3,150	(378)	80
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022		13,350	(1,606)	54
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485		6,450	189	(44)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485		6,900	201	143
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485		6,900	201	141
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900		3,150	92	115
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900		6,350	185	234
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390		3,200	(602)	127
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981		3,450	(913)	163
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981		3,450	(913)	162
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981		6,900	(1,826)	242
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981		10,250	(2,713)	383
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472		6,850	(237)	356
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472		6,850	(237)	417
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472		6,900	(239)	401
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245		2,650	(242)	(6)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623		6,850	(964)	841
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615		6,400	(1,196)	301
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701		6,850	(276)	362
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.161		6,950	(649)	328
Credit Suisse International:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		3,200	(1,051)	280
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/13	51.582		3,050	(1,420)	513
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	14.534		3,450	(288)	99
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	24.649		3,500	(719)	216
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	24.649		7,000	(1,438)	431
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189		3,300	(106)	232
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072		3,250	(172)	119
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173		2,300	(172)	114
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306		2,000	(206)	206
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306		6,700	(690)	567
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811		7,700	(351)	570
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816		3,200	(282)	159
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869		3,150	(447)	195
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869		6,450	(915)	546
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250%, 06/01/16	5.000% quarterly	09/20/16	6.498		6,450	(312)	(145)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152		6,900	142	(51)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	4.854		9,600	153	(415)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885		5,900	(694)	79

Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	19,400	(2,282)	78
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	22,500	(2,646)	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	32,050	(3,769)	108
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	32,300	(3,799)	67
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/13	10.726	12,800	(1,085)	537
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	6,550	(1,657)	281
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	800	(18)	318
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,300	(75)	328
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,300	(75)	556
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,200	(1,051)	576
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	6,350	(2,086)	577
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	6,350	(2,086)	525
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,447
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,974
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,350	(1,289)	1,831
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,150	(1,390)	311
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,150	(1,390)	340
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,200	(1,412)	300
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	6,400	(2,823)	536
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	6,400	(2,823)	534
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	6,450	(2,845)	539
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	5,000	(2,512)	444
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	5,000	(2,512)	514
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	6,800	(3,417)	473
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	6,850	(3,442)	409
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	6,850	(3,442)	478
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	13,700	(6,884)	546
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	6,400	(3,306)	870
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	9,650	(4,984)	1,642
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	11,015	(5,689)	1,534
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	12,800	(6,611)	1,707
Energy Future Holdings Corp., 5.550%, 11/15/14	5.000% quarterly	12/20/11	19.590	26,250	51	321
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	6,700	(806)	44
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	6,700	(806)	91
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	6,700	(806)	88
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	6,750	(812)	86
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023	6,750	(811)	149
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	13,400	(1,612)	242
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	16,700	(2,009)	128
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	16,700	(2,009)	230
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	3,950	(3)	200
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,150	(791)	415
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,150	(791)	444
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,150	(791)	516
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,150	(791)	514
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,200	(804)	468
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,250	(816)	397
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,300	(829)	306
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	6,400	(1,608)	1,049
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	6,700	(1,683)	263
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	9,650	(2,424)	1,330
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	26.554	3,150	(922)	595
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	26.554	3,150	(922)	599
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	26.554	3,150	(922)	562
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	10,000	(3,653)	442
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	14,650	(5,352)	846
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	26,750	(9,772)	1,378
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	3,250	(1,292)	610
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	3,300	(1,312)	675
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	6,400	(2,545)	1,169
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	6,900	201	141
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	17,300	505	358

Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	06/20/13	3.726	16,000	467	(36)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900	3,300	96	184
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900	6,350	185	342
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	06/20/14	4.478	6,100	137	191
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	3,500	(113)	66
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	6,950	(224)	138
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/13	12.672	6,900	(879)	366
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/13	12.672	6,950	(886)	423
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981	6,900	(1,826)	327
Mediacom LLC, 9.125%, 08/15/19	5.000% quarterly	03/20/16	5.072	6,650	48	225
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	6,950	(240)	462
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245	3,200	(292)	(20)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623	12,750	(1,794)	439
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615	3,200	(598)	108
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615	12,900	(2,410)	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	14.972	5,100	(1,058)	256
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	06/20/13	7.110	3,250	(67)	35
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	06/20/13	7.110	3,300	(68)	35
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	6,950	(280)	563
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	10,350	(418)	469
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	13,550	(546)	740
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	13,700	(552)	723
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	17,300	(699)	906
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	3,200	(169)	169
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	44,550	(2,367)	2,722
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173	20,750	(1,549)	1,135
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.161	6,950	(649)	328
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	06/20/16	8.435	3,050	(341)	291
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	3,250	(1)	172
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	3,250	(1)	129
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	6,600	(2)	335
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	15,250	(5)	330
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	5,000	(227)	183
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	3,200	(281)	64
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	3,250	(286)	190
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	5,750	(506)	312
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	12,800	(1,126)	213
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	1,700	(241)	240
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	3,200	(454)	303
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	6,400	(908)	395
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	6,400	(908)	473
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	6,450	(915)	490
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	4.854	6,350	101	(152)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	13,350	(1,570)	197
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	16.023	6,550	(787)	121
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/12	12.066	3,300	(37)	160
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114	2,900	(186)	23
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342	6,900	(1,096)	396
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/14	15.014	13,350	(2,784)	564
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	6,550	(1,657)	250
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	6,550	(1,657)	273
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	10,900	(2,758)	416
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.962	3,400	(102)	91
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	1,950	(44)	156
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,000	(68)	893
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,200	(73)	131
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,200	(73)	179
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,200	(73)	178
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,200	(73)	194
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	3,300	(75)	1,446
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	0.000	9,850	(837)	837

Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/12	65.120	1,400	(215)	488
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	65.131	3,300	(863)	1,875
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,150	(1,035)	345
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,200	(1,051)	451
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,200	(1,051)	514
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	3,200	(1,051)	528
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	4,500	(1,478)	525
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	2,000	(770)	1,236
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	2,050	(789)	879
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,200	(1,231)	336
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	3,300	(1,270)	1,398
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	4,700	(1,809)	1,992
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	6,350	(2,444)	668
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/13	51.582	1,300	(605)	212
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170	10,300	(5,018)	433
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	4,750	(2,387)	245
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	6,850	(3,442)	409
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	3,350	(403)	44
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	3,350	(403)	60
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	6,700	(806)	60
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	3,100	(2)	146
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	3,225	(2)	205
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	5,200	(4)	254
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	6,600	(5)	173
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	3,150	(392)	179
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	24.649	3,350	(688)	206
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	3,450	(111)	16
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	3,450	(111)	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/13	12.672	10,400	(1,325)	529
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	3,200	(602)	119
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	4,100	(772)	190
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	13,150	(2,475)	44
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	6,850	(237)	340
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623	6,850	(964)	889
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	12/20/16	4.716	16,700	(2,511)	3,083
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	3,200	(329)	284
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	6,900	(710)	570
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	9,000	(3)	370
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	12,800	(583)	212
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	13,350	(610)	1,936
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	6,550	(576)	115
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	16.022	10,100	(1,215)	156
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	14.534	3,400	(284)	248
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114	9,700	(623)	(105)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	3,150	(1,583)	265
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023	3,300	(396)	81
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023	6,150	(739)	63
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	6,700	(806)	43
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	3,250	(405)	587
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152	3,450	71	(18)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	4.892	63,400	924	(169)
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	6,900	(1,747)	659
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	16,400	(4,150)	647
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.962	8,475	(254)	493
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.962	8,475	(254)	585
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	65.131	6,850	(1,790)	3,329
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	9,600	(3,153)	1,183
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/13	56.002	6,700	(2,774)	2,907
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	3,250	(1,434)	366
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170	6,950	(3,386)	341

Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	13,700	(6,884)	750
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	6,450	(3,332)	820
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	8,350	(4,313)	1,141
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	6,850	2	82
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	26,450	7	283
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000% quarterly	12/20/16	2.178	26,600	(1,407)	977
Gannett Co., Inc., 6.375%, 04/01/12*	5.000% quarterly	06/20/14	2.800	25,750	1,642	(2,722)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	3,250	(2)	145
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	3,100	(386)	355
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	3,225	(402)	464
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	22.995	3,100	(482)	703
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	22.995	3,350	(521)	859
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,150	(791)	529
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	3,200	(804)	538
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	2,050	(749)	238
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	6,550	(2,392)	638
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	6,550	(2,392)	682
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	6,650	(2,429)	320
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	6,700	(2,447)	261
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	6,700	(2,447)	320
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	6,700	(2,447)	650
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	20,050	(7,324)	785
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	6,450	(2,564)	939
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	12,900	(5,129)	2,102
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	2.166	26,985	1,441	(1,948)
Level 3 Communications, Inc., 15.000%, 01/15/13	5.000% quarterly	03/20/14	6.143	5,000	(72)	69
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	5.359	3,510	16	869
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	6,900	(99)	351
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	6,900	(99)	383
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	17,300	505	353
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	4.277	34,050	870	880
Macy’s, Inc., 7.450%, 07/15/17	1.000% quarterly	12/20/16	1.373	33,650	(534)	1,058
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	09/20/12	20.227	2,850	(935)	404
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	22.459	3,250	(487)	599
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	22.459	6,850	(1,027)	2,149
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	2,050	(66)	41
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	9,850	(1,854)	256
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	13,050	(2,456)	98
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	18,350	(3,453)	97
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/11	8.028	6,950	58	280
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	6,850	(237)	390
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245	3,250	(297)	(23)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623	6,850	(964)	873
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615	3,200	(598)	76
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615	3,250	(607)	128
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	06/20/13	7.110	3,350	(69)	24
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	3,450	(140)	147
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	6,850	(276)	374
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	3,300	(175)	159
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	6,450	(342)	315
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.161	6,950	(649)	328
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	6,850	(640)	421
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	6,950	(649)	260
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	6,950	(649)	353
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	17,150	(1,601)	915
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	6,700	(690)	682
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	10,350	(1,065)	805
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	6,700	(306)	637
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	3,250	(286)	117
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	6,650	(585)	761

					(425,642)	178,446

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	28.148%	14,100	(10,508)	9,829
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	02/17/51	12.653	17,400	(8,017)	5,628
CMBX.NA.A.2	0.250% monthly	03/15/49	19.445	14,500	(8,523)	6,814
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	49.406	20,000	(13,080)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	49.406	20,000	(13,080)	12,991
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	49.406	9,200	(6,017)	12,395
Credit Suisse International:
CMBX.NA.AM.3	0.500% monthly	12/13/49	5.801	10,300	(2,379)	2,751
CMBX.NA.AM.3	0.500% monthly	12/13/49	5.801	6,775	(1,565)	1,691
CMBX.NA.AM.2	0.500% monthly	03/15/49	5.074	17,075	(3,185)	2,965
CMBX.NA.AM.2	0.500% monthly	03/15/49	5.074	10,200	(1,903)	2,036
Deutsche Bank AG, New York:
CDX.NA.HY.11.17	5.000% quarterly	12/20/11	0.000	6,500	(1,634)	909
CDX.NA.HY.8.17	2.750% quarterly	06/20/12	0.000	6,250	(2,618)	2,177
CDX.NA.HY.8.17	2.750% quarterly	06/20/12	0.000	3,250	(1,362)	1,089
CMBX.NA.A.2	0.250% monthly	03/15/49	19.445	13,950	(8,200)	7,044
Morgan Stanley Capital Services:
CMBX.NA.AM.4	0.500% monthly	02/17/51	6.454	17,100	(4,686)	5,595
CMBX.NA.A.3	0.620% monthly	12/13/49	28.148	7,050	(5,254)	4,932
CMBX.NA.A.2	0.250% monthly	03/15/49	19.445	13,950	(8,200)	7,044
Union Bank of Switzerland AG:
CDX.NA.HY.11.17	5.000% quarterly	12/20/11	0.000	3,400	(855)	452
CDX.NA.IG.17.1	1.000% quarterly	12/20/16	1.293	66,950	(793)	1,116
CMBX.NA.AM.2	0.500% monthly	03/15/49	5.074	6,875	(1,282)	1,510

					(103,141)	102,316

[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2] The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

* The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(96)
Bank of America	2.336% semi-annually	3 month LIBOR quarterly	10/17/21	33,040	(549)
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	33,377	(50)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	08/30/21	16,300	(489)
Barclays Bank plc	2.314% semi-annually	3 month LIBOR quarterly	11/02/21	18,312	(243)
Credit Suisse International	1.211% semi-annually	3 month LIBOR quarterly	09/06/16	67,719	(48)
Credit Suisse International	3 month LIBOR quarterly	2.345% semi-annually	09/06/21	36,183	757
Deutsche Bank AG, New York	0.635% semi-annually	3 month LIBOR quarterly	07/18/13	8,340	(16)
Deutsche Bank AG, New York	1.975% semi-annually	3 month LIBOR quarterly	08/09/16	137,167	(5,604)
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.045% semi-annually	08/09/41	28,771	8,502

					2,164

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America:
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	17,800	(239)
Citibank, N.A.:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	113,600	(776)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	34,610	(138)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	39,000	213
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	45,290	(181)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	78,000	(131)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	82,925	836
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	49,000	(666)
Credit Suisse International:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	116,300	(266)
IOS Index, 3.5% 30 year Fannie Mae Pools	1 month USD LIBOR and decreases in total return of index	3.500% and decreases in total return of index	1/12/41	18,000	133
Royal Bank of Scotland:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	116,300	(267)
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	116,300	(325)

					(1,807)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor’s Depository Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,651
Aggregate gross unrealized depreciation	(319,001)

Net unrealized appreciation/depreciation	$(143,350)

Federal income tax cost of investments	$14,337,054

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $160,605,000 which amounts to 1.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.
+	Approximately $487,760,000 of this investment is restricted as collateral for swaps to various brokers.
^	All or a portion of the security is unsettled as of November 30, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — 0.4%
	Consumer Discretionary — 0.2%
	Gaming — 0.2%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.847%, 03/15/14 (e)	94

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
20	Capmark Financial Group, Inc., VAR, 9.000%, 09/30/15	20

	Materials — 0.2%
	Chemicals — 0.1%
26	Lyondell Chemical Co., 11.000%, 05/01/18	28

	Containers & Packaging — 0.1%
33	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	32

	Total Materials	60

	Total Corporate Bonds (Cost $177)	174

Municipal Bonds — 76.4% (t)
	Alaska — 1.5%
	Other Revenue — 1.5%
200	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	211
200	City of Valdez, BP Pipelines, Inc. Project, Series A, Rev., 5.000%, 01/01/16	223
160	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	148

	Total Alaska	582

	Arizona — 3.6%
	Education — 0.9%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	320
55	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	54

		374

	Other Revenue — 1.1%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	232
200	Maricopa County IDA, Waste Management Inc. Project, Rev., VAR, 2.625%, 06/02/14	202

		434

	Water & Sewer — 1.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	633

	Total Arizona	1,441

	Arkansas — 0.4%
	Housing — 0.4%
150	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	157

	California — 3.4%
	General Obligation — 1.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, GO, AGM, Zero Coupon, 08/01/30	65
100	Escondido Union High School District, Capital Appreciation, Election 2008, Series A, GO, AGC, Zero Coupon, 08/01/23	55
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	109
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	209

		438

	Hospital — 0.2%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	104

	Housing — 0.1%
50	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	52

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.7%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	270

	Prerefunded — 1.3%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	293
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	217

		510

	Total California	1,374

	Colorado — 1.1%
	General Obligation — 0.2%
75	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	93

	Housing — 0.3%
100	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	101

	Other Revenue — 0.6%
205	City & County of Denver, Series A, Rev, AMT, 5.500%, 11/15/19	239

	Total Colorado	433

	Connecticut — 0.7%
	Other Revenue — 0.7%
50	Connecticut Housing Finance Authority, Subseries A-1, Rev., 3.700%, 05/15/14	51
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	226

	Total Connecticut	277

	Delaware — 0.2%
	Housing — 0.2%
75	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	75

	District of Columbia — 1.3%
	Certificate of Participation/Lease — 0.2%
75	Washington Convention Center Authority, Senior Lien, Series A, Rev., COP, AMBAC, 5.000%, 10/01/13	80

	Other Revenue — 1.1%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	108
100	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	108
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	212

		428

	Total District of Columbia	508

	Florida — 6.6%
	Housing — 0.5%
195	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	211

	Other Revenue — 6.1%
75	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14	82
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	229
100	Citizens Property Insurance Corp., Senior Secured High Risk Account, Series A, Rev., NATL-RE, 5.000%, 03/01/13	104
200	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	213
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	223

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	119
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/15	109
250	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	275
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	627
400	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	453

		2,434

	Total Florida	2,645

	Georgia — 2.7%
	Other Revenue — 2.4%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	280
200	Georgia Housing & Finance Authority, Non Single Family, Rev., 4.000%, 12/01/29	211
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	317
	Main Street Natural Gas, Inc.,
45	Series A, Rev., 5.000%, 09/15/13	47
100	Series B, Rev., 5.000%, 03/15/15	103

		958

	Utility — 0.3%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	106

	Total Georgia	1,064

	Guam — 0.5%
	Other Revenue — 0.5%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	198

	Hawaii — 0.3%
	General Obligation — 0.3%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	113

	Illinois — 2.8%
	Education — 0.3%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	111

	General Obligation — 0.9%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	139
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	60
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	171

		370

	Other Revenue — 0.8%
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	112
	Railsplitter Tobacco Settlement Authority,
80	Rev., 5.125%, 06/01/19	88
120	Rev., 5.250%, 06/01/21	129

		329

	Transportation — 0.8%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	308

	Total Illinois	1,118

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Indiana — 3.4%
	General Obligation — 0.3%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	108

	Other Revenue — 3.1%
175	City of Whiting, BP Production North America, Inc., Rev., VAR, 2.800%, 06/02/14	181
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	114
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	79
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17 (w)	279
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	170
150	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27 (w)	162
250	Indiana State Finance Authority, Wastewater Utility First Revenue, Series A, Rev., 5.250%, 10/01/31	270

		1,255

	Total Indiana	1,363

	Iowa — 0.2%
	Housing — 0.2%
90	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	96

	Kansas — 0.7%
	Hospital — 0.6%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	231

	Housing — 0.1%
65	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	68

	Total Kansas	299

	Kentucky — 0.3%
	Housing — 0.3%
95	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	103

	Louisiana — 0.6%
	Housing — 0.1%
25	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	27

	Other Revenue — 0.2%
75	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	83

	Transportation — 0.3%
100	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	112

	Total Louisiana	222

	Maryland — 0.3%
	Transportation — 0.3%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	101

	Massachusetts — 3.9%
	Education — 2.3%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	423
325	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Class L, Rev., 5.250%, 07/01/33	398

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	107

		928

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	151

	Transportation — 0.9%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	371

	Water & Sewer — 0.3%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	118

	Total Massachusetts	1,568

	Michigan — 1.1%
	General Obligation — 0.1%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	47

	Other Revenue — 1.0%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	221
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	167

		388

	Total Michigan	435

	Minnesota — 2.1%
	General Obligation — 0.3%
40	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, GO, GNMA/FNMA/FHLMC, 5.520%, 03/01/41	41
70	Minnesota Housing Finance Agency, Mortgage-Backed, GO, GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	75

		116

	Hospital — 0.5%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	202

	Other Revenue — 1.3%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (f) (i)	205
300	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.250%, 08/01/26	330

		535

	Total Minnesota	853

	Mississippi — 0.7%
	Other Revenue — 0.7%
100	Mississippi Development Bank, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/34	110
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/30	171

	Total Mississippi	281

	Missouri — 2.6%
	General Obligation — 0.7%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	280

	Housing — 0.2%
60	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	63

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.6%
40	Kansas City, Manicor Project, Tax Allocation, Series A, Rev., 5.000%, 03/01/12	40
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	219

		259

	Transportation — 1.1%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	455

	Total Missouri	1,057

	Montana — 1.2%
	Housing — 0.4%
155	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	164

	Other Revenue — 0.8%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	105
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	223

		328

	Total Montana	492

	Nebraska — 0.9%
	General Obligation — 0.9%
280	City of Omaha, Omaha Convention Centre, Arena, GO, 5.250%, 04/01/25	348

	Nevada — 0.4%
	Certificate of Participation/Lease — 0.3%
95	Las Vegas Convention & Visitors Authority, Rev., COP, AMBAC, 5.000%, 07/01/17	101

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	55

	Total Nevada	156

	New Hampshire — 1.7%
	Other Revenue — 1.7%
	City of Manchester, School Facilities,
150	Rev., NATL-RE, 5.500%, 06/01/26	188
100	Rev., NATL-RE, 5.500%, 06/01/27	125
155	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	163
200	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	216

	Total New Hampshire	692

	New Jersey — 1.9%
	Other Revenue — 1.1%
200	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	217
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	201

		418

	Special Tax — 0.8%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	333

	Total New Jersey	751

	New Mexico — 1.9%
	Housing — 0.0% (g)
20	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	22

	Other Revenue — 1.9%
200	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	244

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	61
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
200	Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	221
200	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	215

		741

	Total New Mexico	763

	New York — 6.7%
	Hospital — 0.5%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	190

	Other Revenue — 6.2%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	274
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	268
240	Rev., 5.375%, 06/15/43	258
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	346
260	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/14	279
200	New York State Energy Research & Development Authority, Pollution Control, Rev., 2.125%, 03/15/15	199
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Rev., 5.500%, 10/15/26	391
390	Rev., 5.500%, 10/15/30	487

		2,502

	Total New York	2,692

	North Carolina — 1.1%
	Education — 0.4%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	147

	Housing — 0.5%
200	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	206

	Utility — 0.2%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/17	78

	Total North Carolina	431

	Ohio — 3.4%
	General Obligation — 0.5%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	118
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	54

		172

	Housing — 0.4%
155	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	161

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
75	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	84

	Other Revenue — 2.3%
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	131

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
	Ohio Housing Finance Agency, Single Family Mortgage,
285	Series 1, Rev., 5.000%, 11/01/28	309
200	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	215
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	168

		925

	Total Ohio	1,342

	Oklahoma — 0.6%
	Other Revenue — 0.6%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	248

	Oregon — 1.7%
	Education — 0.2%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	78

	General Obligation — 0.8%
150	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	184
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	25
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	118

		327

	Other Revenue — 0.7%
80	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	85
150	Port of Portland, International Airport, Rev., 5.000%, 07/01/19	170

		255

	Total Oregon	660

	Pennsylvania — 2.6%
	Education — 0.2%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	71

	Other Revenue — 2.0%
50	Allegheny County Airport Authority, Series 2B, Rev., VAR, FGIC, 5.000%, 01/01/18	53
	Allegheny County Higher Education Building Authority, Duquesne University,
150	Series A, Rev., 5.000%, 03/01/20	168
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16	161
400	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	434

		816

	Resource Recovery — 0.4%
140	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	139

	Total Pennsylvania	1,026

	Puerto Rico — 0.4%
	Other Revenue — 0.4%
25	Puerto Rico Highway & Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	29
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
20	Series AA, Rev., NATL-RE, 5.500%, 07/01/17	22
80	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	87
5	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	6

	Total Puerto Rico	144

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Tennessee — 1.7%
	Other Revenue — 1.7%
250	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	289
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	136
250	Tennessee Housing Development Agency, Home Ownership Program, Rev., 4.500%, 07/01/31	261

	Total Tennessee	686

	Texas — 6.9%
	Education — 0.7%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	103
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	173

		276

	General Obligation — 1.8%
80	Fort Bend County, GO, 5.250%, 03/01/28	88
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	242
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	396

		726

	Hospital — 0.5%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	193

	Housing — 0.3%
110	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	118

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	109

	Other Revenue — 2.9%
200	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	207
250	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	274
200	Texas Transportation Commission, First Tier Put, Rev., VAR, 5.000%, 02/15/13	202
375	University of Texas System, Series B, Rev., 5.250%, 07/01/30	461

		1,144

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	17

	Utility — 0.4%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	69
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	106

		175

	Total Texas	2,758

	Utah — 0.1%
	Other Revenue — 0.1%
40	Utah Transit Authority, Series C, Rev., AGM, 5.250%, 06/15/25	48

	Virginia — 0.1%
	Other Revenue — 0.1%
50	Sussex County IDA, Atlantic Waste, Rev., VAR, 5.125%, 05/01/14	53

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
		Washington — 2.1%
		General Obligation — 0.4%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	153

		Other Revenue — 1.7%
150		Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	167
300		City of Seattle, Light & Power Imrovement, Series A, Rev., 5.250%, 02/01/33	327
195		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	210

			704

		Total Washington	857

		Total Municipal Bonds (Cost $29,220)	30,510

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
–	(h)	Constar International, Inc., ADR (a) (f) (i) (Cost $— (h))	—	(h)
		Preferred Stocks — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
–	(h)	Constar International, Inc., 11.000%, 02/15/12 (f) (i) (Cost $10)	10

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 17.3%
		Consumer Discretionary — 5.2%
		Auto Components — 0.9%
		Autoparts Holdings Ltd., Term Loan,
66		VAR, 6.500%, 07/29/17	66
34		VAR, 6.500%, 07/29/17	34
124		Remy International, Inc., Term Loan B, VAR, 6.250%, 12/16/16	122
149		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	149

			371

		Automobiles — 0.4%
150		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	138

		Diversified Consumer Services — 0.1%
40		Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12	39

		Gaming — 1.0%
		Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
35		VAR, 3.257%, 01/28/15	30
65		VAR, 3.418%, 01/28/15	55
96		CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	95
80		Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15	80
		Isle of Capri Casinos, Inc., Term Loan B,
143		VAR, 4.750%, 11/01/13	142
6		VAR, 4.750%, 11/01/13	6

			408

		Hotels, Restaurants & Leisure — 0.3%
100		Rock Ohio Caesars LLC, Term Loan, VAR, 8.500%, 08/15/17	100

		Media — 2.0%
96		Cengage Learning Acquisitions, Term Loan, VAR, 2.510%, 07/03/14	81
100		Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	99
100		Gray Television, Inc., 1st Lien Term Loan, VAR, 3.750%, 12/31/14	98
15		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	15
100		Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	98
		Media General, Inc., Term Loan,
13		VAR, 5.007%, 03/29/13	11
44		VAR, 5.245%, 03/29/13	39
56		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	55
		R.H. Donnelley, Inc., Exit Term Loan,
35		VAR, 9.000%, 10/24/14	13
34		VAR, 9.000%, 10/24/14	13
8		VAR, 9.000%, 10/24/14	3

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Media — Continued
100		Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	92
70		Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.510%, 03/31/17	63
131		Univision Communications, Inc., Initial Term Loan, VAR, 2.260%, 09/29/14	125

			805

		Specialty Retail — 0.5%
100		Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	98
		Claire’s Stores, Term Loan B,
102		VAR, 3.010%, 05/29/14	88
21		VAR, 3.178%, 05/29/14	18

			204

		Total Consumer Discretionary	2,065

Consumer Staples — 1.2%
		Food & Staples Retailing — 0.2%
100		SUPERVALU, Inc., Term B-2 Loan, VAR, 3.510%, 10/05/15	96

		Food Products — 0.5%
		Dole Food Co., Inc., Tranche B-2 Term Loan,
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	5
2		VAR, 6.000%, 07/08/18	2
		Dole Food Co., Inc., Tranche C-2 Term Loan,
8		VAR, 5.000%, 07/08/18	8
6		VAR, 5.000%, 07/08/18	6
8		VAR, 5.000%, 07/08/18	9
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
7		VAR, 5.000%, 07/08/18	7
2		VAR, 6.000%, 07/08/18	2
		Pierre Foods, Inc., 1st Lien Term Loan,
99		VAR, 7.000%, 09/30/16	99
–	(h)	VAR, 7.000%, 09/30/16	—	(h)

			198

		Household Products — 0.2%
		Spectrum Brands, New Term Loan,
44		VAR, 5.000%, 06/17/16	44
33		VAR, 5.000%, 06/17/16	33
–	(h)	VAR, 5.000%, 06/17/16	—	(h)
–	(h)	VAR, 6.250%, 06/17/16	—	(h)

			77

		Personal Products — 0.3%
		NBTY, Inc., Term B-1 Loan,
79		VAR, 4.250%, 10/01/17	78
14		VAR, 4.250%, 10/01/17	14
6		VAR, 4.250%, 10/01/17	6

			98

		Total Consumer Staples	469

Financials — 1.1%
		Capital Markets — 0.0% (g)
21		Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	21

		Diversified Financial Services — 0.6%
		Clarke American Corp., Term Loan B,
11		VAR, 2.760%, 06/30/14	9
18		VAR, 2.760%, 06/30/14	16
18		VAR, 2.760%, 06/30/14	15
15		VAR, 2.760%, 06/30/14	12
13		VAR, 2.760%, 06/30/14	11
13		VAR, 2.869%, 06/30/14	11
150		International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	150

			224

		Insurance — 0.3%
124		CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	124

		Real Estate Investment Trusts (REITs) — 0.2%
		I-Star, Term Loan A-1,
26		VAR, 5.000%, 06/28/13	26
40		VAR, 5.000%, 06/28/13	39

			65

		Total Financials	434

Health Care — 2.5%
		Health Care Providers & Services — 1.8%
		Community Health Systems, Inc., Non Extended B-1 Term Loan,
8		VAR, 2.510%, 07/25/14	8
108		VAR, 2.773%, 07/25/14	105
6		Community Health Systems, Inc., Non Extended Delay Draw, VAR, 2.510%, 07/25/14	6

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Health Care Providers & Services — Continued
100		HMA, Term Loan B, VAR, 11/22/18 ^	99
100		IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	96
99		inVentiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	97
100		Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	92
97		Multiplan, Inc. Term Loan B, VAR, 4.750%, 08/26/17	92
119		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	117

			712

		Pharmaceuticals — 0.7%
		Axcan Intermediate Holdings, Inc., Term Loan,
134		VAR, 5.500%, 02/10/17	128
14		VAR, 5.500%, 02/10/17	13
		Capsugel Holdings, Inc., Term Loan,
149		VAR, 5.250%, 08/01/18	149
–	(h)	VAR, 5.250%, 08/01/18	—	(h)
–	(h)	VAR, 5.250%, 08/01/18	1

			291

		Total Health Care	1,003

Industrials — 3.4%
		Aerospace & Defense — 0.5%
100		Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	98
100		Transdigm Group, Inc., Term Loan, VAR, 4.000%, 02/14/17	99

			197

		Airlines — 0.4%
50		Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	46
		United Airlines, Term Loan B,
71		VAR, 2.313%, 02/01/14	69
28		VAR, 2.313%, 02/01/14	27

			142

		Building Products — 0.2%
4		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.269%, 02/07/14	3
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
–	(h)	VAR, 2.582%, 02/07/14	—	(h)
45		VAR, 2.678%, 02/07/14	31
		Nortek, Inc., 1st Lien Term Loan,
50		VAR, 5.250%, 04/26/17	49
–	(h)	VAR, 5.250%, 04/26/17	—	(h)
–	(h)	VAR, 5.250%, 04/26/17	—	(h)
–	(h)	VAR, 6.250%, 04/26/17	—	(h)

			83

		Chemicals — 0.3%
125		Momentive Performance, Tranche B-1B Term Loan, VAR, 3.813%, 05/05/15	118

		Electrical Equipment — 0.2%
2		Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16 (f) (i)	2
36		Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	35
		Generac Power Systems, Term Loan,
28		VAR, 2.746%, 11/10/13	28
13		VAR, 2.872%, 11/10/13	12

			77

		Industrial Conglomerates — 0.3%
35		BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	33
99		BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	93

			126

		Industrial Machinery — 0.3%
144		Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	142

		Machinery — 1.2%
100		Colfax Corp., VAR, 01/01/19 ^	100
123		Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	122
100		Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	100
143		Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	141

			463

		Total Industrials	1,348

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Information Technology — 1.8%
		Communications Equipment — 0.6%
49		Avaya, Inc., Term Loan B-1, VAR, 3.256%, 10/24/14	45
98		Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.006%, 10/26/17	87
		Syniverse Holdings, Inc., Term Loan B,
99		VAR, 5.250%, 12/21/17	99
–	(h)	VAR, 5.250%, 12/21/17	–	(h)

			231

		Electronic Equipment, Instruments & Components — 0.3%
115		CDW Corp., Non Extended B-1 Term Loan, VAR, 3.748%, 10/10/14	110

		Internet Software & Services — 0.5%
40		Go Daddy Group, Inc. (The), Term Loan, VAR, 09/30/18 ^	40
149		Softlayer Technologies, Term Loan, VAR, 7.250%, 11/09/16	148

			188

		IT Services — 0.0% (g)
22		First Data Corp., Initial Tranche B3, VAR, 3.007%, 09/24/14	19

		Semiconductors & Semiconductor Equipment — 0.4%
77		Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.496%, 12/01/16	73
100		NXP B.V./NXP Funding LLC, Tranche A-2 Loan, VAR, 03/04/17 ^	96

			169

		Total Information Technology	717

Materials — 1.7%
		Chemicals — 0.9%
		Nexeo Solutions, Term Loan,
45		VAR, 5.000%, 09/08/17	43
55		VAR, 5.000%, 09/08/17	53
45		VAR, 5.000%, 09/08/17 OM Group, Term Loan B,	43
57		VAR, 5.750%, 08/02/17	57
43		VAR, 5.750%, 08/02/17 Trinseo S.A., 1st Lien Term Loan,	42
70		VAR, 6.000%, 08/02/17	60
29		VAR, 6.000%, 08/02/17	25
30		Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	29

			352

		Containers & Packaging — 0.6%
		Reynolds Group Holdings, U.S. Term Loan,
62		VAR, 6.500%, 02/09/18	61
55		VAR, 6.500%, 02/09/18	54
32		VAR, 6.500%, 02/09/18	32
		Sealed Air Corp., Term Loan B,
46		VAR, 4.750%, 10/03/18	46
53		VAR, 4.750%, 10/03/18	53

			246

		Paper & Forest Products — 0.2%
125		Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	103

		Total Materials	701

Utilities — 0.4%
		Independent Power Producers & Energy Traders — 0.4%
40		Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16	40
60		Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	61
		Texas Competitive Electric
		Holdings Co. LLC,
		Extended-Term Loan,
24		VAR, 4.748%, 10/10/17	15
23		VAR, 4.748%, 10/10/17	15
		Texas Competitive Electric
		Holdings Co. LLC, Non-
		Extended Term Loan,
34		VAR, 3.748%, 10/10/14	25
–	(h)	VAR, 3.748%, 10/10/14	—	(h)
12		VAR, 3.808%, 10/10/14	9

		Total Utilities	165

		Total Loan Participations & Assignments (Cost 7,051)	6,902

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 7.9%
	Investment Company — 7.9%
3,145	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,145)	3,145

	Total Investments — 102.0%
	(Cost $39,603)	40,741
	Liabilities in Excess of Other Assets — (2.0)%	(818)

	NET ASSETS — 100.0%	$39,923

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
XLCA	—	Insured by XL Capital Assurance

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $284,000 which amounts to 0.7% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.
^	All or a portion of the security is unsettled as of November 30, 2011.Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,403
Aggregate gross unrealized depreciation	(265)

Net unrealized appreciation/depreciation	$1,138

Federal income tax cost of investments	$39,603

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Materials	$—	$—	$—	(a)	$—	(a)

Total Common Stocks	—	—	—	(a)	—	(a)

Preferred Stocks
Materials	—	—	10		10

Total Preferred Stocks	—	—	10		10

Debt Securities
Corporate Bonds
Consumer Discretionary	—	94	—		94
Financials	—	20	—		20
Materials	—	28	32		60

Total Corporate Bonds	—	142	32		174

Municipal Bonds
Alaska
Other Revenue	—	582	—		582
Arizona
Education	—	374	—		374
Other Revenue	—	434	—		434
Water & Sewer	—	633	—		633

Total Arizona	—	1,441	—		1,441

Arkansas
Housing	—	157	—		157
California
General Obligation	—	438	—		438
Hospital	—	104	—		104
Housing	—	52	—		52
Other Revenue	—	270	—		270
Prerefunded	—	510	—		510

Total California	—	1,374	—		1,374

Colorado
General Obligation	—	93	—		93
Housing	—	101	—		101
Other Revenue	—	239	—		239

Total Colorado	—	433	—		433

Connecticut
Other Revenue	—	277	—		277
Delaware
Housing	—	75	—		75
District of Columbia
Certificate of
Participation/Lease	—	80	—		80

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$428	$—	$428

Total District of Columbia	—	508	—	508

Florida
Housing	—	211	—	211
Other Revenue	—	2,434	—	2,434

Total Florida	—	2,645	—	2,645

Georgia
Other Revenue	—	958	—	958
Utility	—	106	—	106

Total Georgia	—	1,064	—	1,064

Guam
Other Revenue	—	198	—	198
Hawaii
General Obligation	—	113	—	113
Illinois
Education	—	111	—	111
General Obligation	—	370	—	370
Other Revenue	—	329	—	329
Transportation	—	308	—	308

Total Illinois	—	1,118	—	1,118

Indiana
General Obligation	—	108	—	108
Other Revenue	—	1,255	—	1,255

Total Indiana	—	1,363	—	1,363

Iowa
Housing	—	96	—	96
Kansas
Hospital	—	231	—	231
Housing	—	68	—	68

Total Kansas	—	299	—	299

Kentucky
Housing	—	103	—	103
Louisiana
Housing	—	27	—	27
Other Revenue	—	83	—	83
Transportation	—	112	—	112

Total Louisiana	—	222	—	222

Maryland
Transportation	—	101	—	101
Massachusetts
Education	—	928	—	928
Industrial Development
Revenue/Pollution Control
Revenue	—	151	—	151
Transportation	—	371	—	371
Water & Sewer	—	118	—	118

Total Massachusetts	—	1,568	—	1,568

Michigan
General Obligation	—	47	—	47
Other Revenue	—	388	—	388

Total Michigan	—	435	—	435

Minnesota
General Obligation	—	116	—	116
Hospital	—	202	—	202
Other Revenue	—	330	205	535

Total Minnesota	—	648	205	853

Mississippi
Other Revenue	—	281	—	281

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Missouri
General Obligation	$—	$280	$—	$280
Housing	—	63	—	63
Other Revenue	—	259	—	259
Transportation	—	455	—	455

Total Missouri	—	1,057	—	1,057

Montana
Housing	—	164	—	164
Other Revenue	—	328	—	328

Total Montana	—	492	—	492

Nebraska
General Obligation	—	348	—	348
Nevada
Certificate of
Participation/Lease	—	101	—	101
General Obligation	—	55	—	55

Total Nevada	—	156	—	156

New Hampshire
Other Revenue	—	692	—	692
New Jersey
Other Revenue	—	418	—	418
Special Tax	—	333	—	333

Total New Jersey	—	751	—	751

New Mexico
Housing	—	22	—	22
Other Revenue	—	741	—	741

Total New Mexico	—	763	—	763

New York
Hospital	—	190	—	190
Other Revenue	—	2,502	—	2,502

Total New York	—	2,692	—	2,692

North Carolina
Education	—	147	—	147
Housing	—	206	—	206
Utility	—	78	—	78

Total North Carolina	—	431	—	431

Ohio
General Obligation	—	172	—	172
Housing	—	161	—	161
Industrial Development
Revenue/Pollution Control
Revenue	—	84	—	84
Other Revenue	—	925	—	925

Total Ohio	—	1,342	—	1,342

Oklahoma
Other Revenue	—	248	—	248
Oregon
Education	—	78	—	78
General Obligation	—	327	—	327
Other Revenue	—	255	—	255

Total Oregon	—	660	—	660

Pennsylvania
Education	—	71	—	71
Other Revenue	—	816	—	816
Resource Recovery	—	139	—	139

Total Pennsylvania	—	1,026	—	1,026

Puerto Rico
Other Revenue	—	144	—	144

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
Other Revenue	$—	$686	$—	$686
Texas
Education	—	276	—	276
General Obligation	—	726	—	726
Hospital	—	193	—	193
Housing	—	118	—	118
Industrial Development
Revenue/Pollution Control
Revenue	—	109	—	109
Other Revenue	—	1,144	—	1,144
Prerefunded	—	17	—	17
Utility	—	175	—	175

Total Texas	—	2,758	—	2,758

Utah
Other Revenue	—	48	—	48
Virginia
Other Revenue	—	53	—	53
Washington
General Obligation	—	153	—	153
Other Revenue	—	704	—	704

Total Washington	—	857	—	857

Total Municipal Bonds	—	30,305	205	30,510

Loan Participations & Assignments
Consumer Discretionary	—	2,065	—	2,065
Consumer Staples	—	469	—	469
Financials	—	434	—	434
Health Care	—	1,003	—	1,003
Industrials	—	1,311	37	1,348
Information Technology	—	717	—	717
Materials	—	701	—	701
Utilities	—	165	—	165

Total Loan Participations & Assignments	—	6,865	37	6,902

Short-Term Investment
Investment Companies	3,145	—	—	3,145

Total Investments in Securities	$3,145	$37,312	$284	$40,741

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Amount rounds to less than $1,000.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Common Stocks — Materials	—	—	—	—	(a	)	—	—	—	(a	)
Corporate Bonds - Materials	—	—	—	—	32		—	—	—	32
Loan Participations & Assignments - Industrials	—	(2)	(3)	1	52		(86)	75	—	37
Municipal Bond -
Minnesota — Other Revenue	—	2	—	—	203		—	—		205
Ohio — Private Placement	33	11	—	1	—		(45)	—	—	—

Total Municipal Bond	33	13	—	1	203		(45)	—	—	205

Preferred Stocks — Materials	—	—	—	—	28		(18)	—	—	10

	33	11	(3)	2	315		(149)	75	—	284

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Daily Demand Notes — 6.4%
	Colorado — 0.2%
200	Denver City & County, Airport, Subseries G2, Rev., VRDO, AGC, 0.200%, 12/01/11	200

	Delaware — 1.2%
	University of Delaware,
650	Rev., VRDO, 0.090%, 12/01/11	650
775	Series B, Rev., VRDO, 0.110%, 12/01/11	775

	Total Delaware	1,425

	Massachusetts — 0.3%
400	Massachusetts Water Resources Authority, Multimodal, Subseries D, Rev., VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.200%, 12/01/11 (m)	400

	Michigan — 0.9%
	University of Michigan, Hospital,
700	Series A, Rev., VRDO, 0.060%, 12/01/11	700
200	Series A-2, Rev., VRDO, 0.060%, 12/01/11	200
200	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.060%, 12/01/11	200

	Total Michigan	1,100

	New York — 1.4%
900	New York City, Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.130%, 12/01/11 (m)	900
330	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Fiscal 2008, Series BB-3, Rev., VRDO, 0.170%, 12/01/11 (m)	330
350	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, 0.130%, 12/01/11 (m)	350
200	New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery, Series 3, Subseries 3-B, Rev., VRDO, 0.070%, 12/01/11 (m)	200

	Total New York	1,780

	Ohio — 1.2%
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
1,420	Series A, Rev., VRDO, 0.180%, 12/01/11 (m)	1,420
100	Ohio State Water Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series A, Rev., VRDO, LOC: UBS AG, 0.060%, 12/01/11 (m)	100

	Total Ohio	1,520

	Texas — 0.5%
340	Harris County Health Facilities Development Corp., Baylor College Medical, Series A1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 12/01/11 (m)	340
300	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Series A, Rev., VRDO, 0.060%, 12/01/11 (m)	300

	Total Texas	640

	Washington — 0.7%
800	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.200%, 12/01/11 (e)	800

	Total Daily Demand Notes (Cost $7,865)	7,865

Municipal Bonds — 72.6% (t)
	Alabama — 0.7%
	Other Revenue — 0.7%
800	Alabama 21st Century Authority, Rev., 5.750%, 12/01/17 (m)	810

	Alaska — 1.5%
	General Obligation — 0.2%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18 (m)	307

	Other Revenue — 1.3%
140	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., 5.000%, 12/01/16 (m)	161

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
	City of Valdez, BP Pipelines Project,
1,000	Series A, Rev., 5.000%, 01/01/16	1,118
250	Series B, Rev., 5.000%, 01/01/16	279

		1,558

	Total Alaska	1,865

	Arizona — 2.1%
	General Obligation — 0.5%
300	City of Scottsdale, GO, 5.000%, 07/01/21	368
200	Maricopa County Unified School District No. 80 Chandler, GO, AGM, 4.500%, 07/01/12 (m)	205

		573

	Hospital — 0.3%
370	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13 (m)	386

	Other Revenue — 1.1%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	255
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15 (m)	116
200	Maricopa County IDA, Waste Management Inc. Project, Rev., VAR, 2.625%, 06/02/14 (m)	202
500	Phoenix Civic Improvement Corp., Senior Lien, Series C, Rev., 5.000%, 07/01/23 (m)	586
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14 (m)	219

		1,378

	Prerefunded — 0.1%
105	City of Phoenix, Series B, GO, 5.375%, 07/01/12 (m) (p)	108

	Transportation — 0.1%
100	Tucson Airport Authority, Inc., Rev., AGM, 5.000%, 06/01/12	102

	Total Arizona	2,547

	California — 0.3%
	General Obligation — 0.2%
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 06/01/29 (m)	267

	Prerefunded — 0.1%
125	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., 5.000%, 06/01/12 (m) (p)	128

	Total California	395

	Colorado — 0.8%
	Other Revenue — 0.8%
100	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	115
750	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.000%, 09/01/21 (m)	819

	Total Colorado	934

	Connecticut — 1.7%
	General Obligation — 0.8%
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14 (m)	111
560	Town of North Branford, Series A, GO, 5.000%, 08/01/12 (m)	577
340	University of Connecticut, Series A, GO, NATL-RE, 5.000%, 01/15/13	358

		1,046

	Other Revenue — 0.8%
150	Connecticut State Development Authority, Connecticut Light & Power, Rev., VAR, 1.250%, 04/02/12	150
750	State of Connecticut Health & Educational Facility Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16 (m)	782

		932

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 0.1%
100	State of Connecticut, Series F, GO, 5.000%, 10/15/12 (m) (p)	104

	Total Connecticut	2,082

	Delaware — 0.4%
	Other Revenue — 0.4%
500	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29 (m)	531

	District of Columbia — 1.4%
	General Obligation — 0.9%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/21 (m)	1,099

	Other Revenue — 0.5%
120	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	129
100	District of Columbia, Income Tax, Series D, Rev., 2.500%, 12/01/12 (m) Metropolitan Washington Airports Authority,	102
150	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18 (m)	169
150	Series C, Rev., 5.000%, 10/01/19 (m)	178
100	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/12	103

		681

	Total District of Columbia	1,780

	Florida — 7.2%
	General Obligation — 2.3%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, GO, AGC, 6.000%, 09/01/17 (m)	140
200	City of Tampa, Health System Catholic Health, Series A-1, Rev., NATL-RE, 5.500%, 11/15/12	208
500	Florida Housing Finance Corp., Non Amount, Non Ace, Homeowner Mortgage, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30 (m)	542
	Florida State Board Education, Public Education Capital Outlay,
70	Series A, GO, 5.000%, 06/01/12 (m) (p)	72
1,500	Series D, GO, 5.000%, 06/01/25 (m)	1,709
100	Florida State, Board Education Lottery, Series C, GO, 5.000%, 06/01/17 (m)	118

		2,789

	Other Revenue — 4.9%
200	City of Jacksonville, Rev., 5.000%, 10/01/18 (m)	236
220	City of Sarasota, Water & Sewer System, Rev., 4.000%, 10/01/12	226
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	582
195	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41 (m)	207
600	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	649
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17 (m)	817
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16 (m)	335
100	Florida State Department of Transportation, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	111
270	Florida State, Board Education Lottery, Series E, Rev., 4.000%, 07/01/12 (m)	276
500	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16 (m)	569

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
300	Hillsborough County Port District, Tampa Port Authority Project, Series A, Rev., NATL-RE, 5.750%, 06/01/19 (m)	308
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14 (m)	251
500	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22 (m)	525
100	Orlando-Orange County Expressway Authority, Series A, Rev., AMBAC, 5.250%, 07/01/16 (m)	105
500	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20 (m)	549
	South Miami Health Facilities Authority, Baptist Health South Florida Group,
75	Rev., 5.000%, 08/15/12	77
250	Rev., 5.000%, 08/15/13	267

		6,090

	Total Florida	8,879

	Georgia — 1.8%
	General Obligation — 0.7%
100	Barrow County School District, GO, 5.000%, 02/01/13 (m) (p)	105
250	Bulloch County School District, Sales Tax, GO, 4.000%, 05/01/13 (m)	262
100	Paulding County School District, GO, 5.000%, 02/01/17 (m)	118
175	Richmond County Board of Education, GO, 5.000%, 10/01/12 (m)	182
150	State of Georgia, Series G, GO, 5.000%, 12/01/17 (m)	182

		849

	Other Revenue — 1.0%
800	Georgia Housing & Finance Authority, Non Single Family, Rev., 4.000%, 12/01/29 (m)	845
100	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29 (m)	109
250	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16 (m)	255

		1,209

	Prerefunded — 0.1%
100	Metropolitan Atlanta Rapid Transit Authority, Second Indenture, Rev., NATL-RE, 5.000%, 01/01/13 (m) (p)	105

	Total Georgia	2,163

	Illinois — 1.2%
	General Obligation — 0.2%
285	McHenry County Community Unit School District No. 200 Woodstock, School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22 (m)	311

	Other Revenue — 1.0%
515	City of Chicago O’Hare International Airport, General Airport-3rd Lein, Series A-2, Rev., AGM, 5.750%, 01/01/19 (m)	549
115	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	127
300	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15 (m)	314
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21 (m)	215

		1,205

	Total Illinois	1,516

	Indiana — 4.4%
	Other Revenue — 4.4%
150	City of Whiting, BP Production North America, Inc., Rev., VAR, 2.800%, 06/02/14	155
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20 (m)	116
1,000	Indiana Finance Authority Water Utility, Citizens Energy, Rev., 3.000%, 10/01/14 (m)	1,033
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16 (m)	572

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14 (m)	509
1,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14 (m)	1,012
500	Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28 (m)	540
500	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27 (w)	539
	Indianapolis Local Public Improvement Bond Bank,
235	Series D, Rev., 5.000%, 02/01/16 (m)	272
250	Series D, Rev., 5.000%, 06/01/18 (m)	291
100	Series F, Rev., AGM, 5.000%, 01/01/21 (m)	117
200	Wa-Nee Community School Building Corp., First Mortgage, Rev., AGM, 4.250%, 07/15/12	205

	Total Indiana	5,361

	Iowa — 1.4%
	Other Revenue — 1.4%
	Iowa Finance Authority, Non Amount, Non Ace-Single Family Mortgage,
500	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	539
500	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28 (m)	541
500	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14 (m)	495
125	State of Iowa, Special Obligation, Series A, Rev., 5.000%, 06/01/21 (m)	148

	Total Iowa	1,723

	Kansas — 0.5%
	Other Revenue — 0.5%
275	City of Wichita, Hospital Facilities, Rev., 4.500%, 11/15/15	299
250	Kansas Development Finance Authority, Series K, Rev., NATL-RE, 4.250%, 11/01/12 (m)	259

	Total Kansas	558

	Kentucky — 0.6%
	Other Revenue — 0.6%
380	Kentucky Asset Liability Commission, Federal Highway Trust, Rev., NATL-RE, 5.250%, 09/01/19 (m)	461
300	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28 (m)	327

	Total Kentucky	788

	Louisiana — 0.7%
	Other Revenue — 0.7%
100	Lafayette Consolidated Government, Sales Tax, Series A, Rev., NATL-RE, 5.000%, 05/01/12 (m)	102
725	Louisiana Housing Finance Agency, Single Family Mortgage-Backed Securities Program, Rev., GNMA/FNMA COLL, 2.850%, 06/01/29 (m)	724

	Total Louisiana	826

	Maryland — 0.2%
	General Obligation — 0.2%
225	Anne Arundel County, Consolidated General Improvements, GO, 5.000%, 04/01/20 (m)	277

	Massachusetts — 3.6%
	General Obligation — 1.5%
250	City of Boston, Series B, GO, 5.000%, 04/01/20 (m)	308
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20 (m)	366
100	Series C, GO, AGM-CR, 5.250%, 11/01/12 (m) (p)	104
500	Series D, GO, NATL-RE, 5.500%, 11/01/12 (m)	524

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
565	Town of Tisbury, GO, 2.000%, 03/15/12	568

		1,870

	Other Revenue — 1.7%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (m)	756
750	Massachusetts Educational Financing Authority, Series J, Rev., 4.750%, 07/01/19 (m)	779
495	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.003%, 11/01/14 (m)	495

		2,030

	Prerefunded — 0.4%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (m) (p)	295
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (m) (p)	240

		535

	Total Massachusetts	4,435

	Michigan — 2.4%
	General Obligation — 0.1%
100	City of Warren, Downtown Development, GO, NATL-RE, FGIC, 5.000%, 10/01/16	106

	Other Revenue — 2.3%
	Michigan State Hospital Finance Authority, Ascension Health Credit Group,
250	Rev., VAR, 2.000%, 08/01/14 (m)	256
300	Series A-2, Rev., VAR, 4.000%, 06/01/16 (m)	332
150	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Rev., 5.500%, 11/01/14 (m)	159
500	Michigan State Housing Development Authority, Series A, Rev., 5.000%, 12/01/27 (m)	542
250	Michigan Strategic Fund, Waste Management, Inc. Project, Rev., VAR, 3.200%, 08/01/13 (m)	257
645	Wayne County, Airport, Series D, Rev., NATL-RE, FGIC, 5.500%, 12/01/18	657
675	Wayne State University, Rev., AGM, 5.000%, 11/15/12	702

		2,905

	Total Michigan	3,011

	Minnesota — 1.8%
	Other Revenue — 1.8%
495	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35 (m)	532
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program,
500	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26 (m)	534
500	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35 (m)	528
	Minnesota Housing Finance Agency, Mortgage-Backed,
300	Rev., GNMA/FNMA COLL, 4.500%, 01/01/31 (m)	324
250	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34 (m)	270

	Total Minnesota	2,188

	Mississippi — 0.1%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21 (m)	185

	Missouri — 1.5%
	General Obligation — 0.3%
350	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23 (m)	415

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 1.2%
150	City of Columbia, Special Obligation, Refunding & Improvement, Rev., 4.000%, 02/01/13 (m)	156
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28 (m)	218
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds, Series B, Rev., 5.000%, 07/01/25 (m)	262
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16 (m)	809

		1,445

	Total Missouri	1,860

	Montana — 0.8%
	Housing — 0.3%
305	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37 (m)	323

	Other Revenue — 0.5%
500	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27 (m)	527
150	Montana Facility Finance Authority, Hospital Benefis Healthcare System, Rev., AGC, 5.000%, 01/01/13 (m)	156

		683

	Total Montana	1,006

	Nebraska — 0.3%
	Other Revenue — 0.3%
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16 (m)	372

	Nevada — 0.3%
	General Obligation — 0.3%
200	City of Henderson, Water & Sewer Systems, GO, NATL-RE, FGIC, 4.250%, 09/01/12 (m)	206
	Clark County School District,
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	119
100	Series C, GO, NATL-RE, FGIC, 5.000%, 06/15/12 (m)	103

	Total Nevada	428

	New Hampshire — 0.7%
	Other Revenue — 0.7%
500	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28 (m)	511
300	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28 (m)	323

	Total New Hampshire	834

	New Jersey — 2.6%
	Education — 0.2%
200	New Jersey EDA, School Facilities Construction, Rev., VAR, AGM, 5.000%, 09/01/14 (m)	218

	Other Revenue — 1.7%
535	Hudson County Improvement Authority, Series B, Rev., 5.000%, 01/01/13 (m)	557
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15 (m)	539
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29 (m)	1,049

		2,145

	Prerefunded — 0.3%
200	New Jersey Building Authority, Series A, Rev., AMBAC, 5.250%, 12/15/12 (m) (p)	210

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
135	New Jersey EDA, School Facilities Construction, Series F, Rev., FGIC, 5.000%, 06/15/13 (m) (p)	145

		355

	Short Term Note — 0.4%
500	City of Rahway, GO, BAN, 1.500%, 08/10/12 (m)	502

	Total New Jersey	3,220

	New Mexico — 0.4%
	Housing — 0.1%
145	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	145

	Other Revenue — 0.3%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24 (m)	116
200	New Mexico Mortgage Finance Authority, Single Family Mortgage, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30 (m)	221

		337

	Total New Mexico	482

	New York — 9.2%
	General Obligation — 0.8%
	New York City,
125	Series B, GO, 5.000%, 08/01/16 (m)	145
205	Series C, GO, 5.000%, 08/01/12 (m)	211
100	Series G, GO, XLCA, 4.500%, 08/01/12 (m)	103
100	Subseries J-1, GO, 4.000%, 08/01/12 (m)	102
305	Village of Lynbrook, GO, NATL-RE, 3.750%, 12/15/12 (m)	315
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	110

		986

	Other Revenue — 3.4%
300	Erie County Industrial Development Agency (The), School District Buffalo Project, Series A, Rev., 5.000%, 05/01/17 (m)	349
	Metropolitan Transportation Authority,
125	Series A, Rev., AGM, 5.250%, 11/15/24 (m)	129
400	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/12 (m)	410
150	Series C, Rev., AMBAC, 5.500%, 11/15/17 (m)	182
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18 (m)	114
100	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., 5.000%, 11/01/21 (m)	119
100	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Rev., 5.000%, 11/01/12 (m)	104
500	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/15 (m)	546
800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15 (m)	794
	New York State Environmental Facilities Corp., Revolving Fund,
200	Rev., 5.000%, 06/15/17 (m)	213
150	Series C, Rev., 4.000%, 05/15/14 (m)	162
150	Port Authority of New York & New Jersey, Series FSA-CR, Rev., AGM-CR, 5.000%, 08/01/23 (m)	150
	Tobacco Settlement Financing Corp., Asset-Backed,
300	Series A-1, Rev., 5.500%, 06/01/19	319
500	Series B, Rev., 4.000%, 06/01/13	524

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
140	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.000%, 11/15/14	153

		4,268

	Prerefunded — 0.1%
100	Metropolitan Transportation Authority, Series C, Rev., AGM, 4.750%, 07/01/12 (m) (p)	103

	Short Term Note — 4.9%
750	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12 (m)	754
1,000	Belleville-Henderson Central School District, GO, BAN, 1.500%, 07/27/12 (m)	1,006
750	Downsville Central School District, GO, BAN, 1.750%, 06/29/12 (m)	755
750	Gowanda Central School District, GO, BAN, 1.500%, 07/19/12 (m)	755
500	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12 (m)	504
500	Oxford Academy & Central School District, GO, BAN, 1.500%, 06/29/12 (m)	503
1,000	Sharon Springs Central School District, GO, BAN, 1.350%, 06/20/12	1,005
750	Wyandanch Union Free School District, GO, TAN, 2.250%, 06/22/12	756

		6,038

	Total New York	11,395

	North Carolina — 1.0%
	Housing — 0.1%
145	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39 (m)	150

	Other Revenue — 0.9%
150	Mecklenburg County Public Facilities Corp., Annual Appropriation Ltd., Rev., 5.000%, 03/01/25 (m)	169
750	North Carolina Housing Finance Agency, Series 1, Rev., 4.500%, 07/01/28 (m)	794
110	North Carolina Municipal Power Agency No. 1, Series A, Rev., 5.500%, 01/01/13 (m) (p)	116

		1,079

	Total North Carolina	1,229

	North Dakota — 1.1%
	Other Revenue — 1.1%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
750	Series B, Rev., 4.500%, 01/01/28 (m)	801
500	Series D, Rev., 4.250%, 07/01/28 (m)	520

	Total North Dakota	1,321

	Ohio — 2.6%
	Certificate of Participation/Lease — 0.3%
300	Franklin County, Convention Refunding Tax & Lease Revenue Anticipation Bonds, COP, AMBAC, 5.250%, 12/01/18 (m)	312

	General Obligation — 0.3%
100	City of Cincinnati, GO, 3.500%, 12/01/11 (m)	100
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/18 (m)	108
190	State of Ohio, Refunding Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16 (m)	222

		430

	Other Revenue — 2.0%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	226
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16 (m)	208
	Ohio Housing Finance Agency, Single Family Mortgage,
290	Series 1, Rev., 5.000%, 11/01/28 (m)	315

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
250	Series 1, Rev., GNMA/FNMA COLL, 4.800%, 11/01/28 (m)	271
800	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28 (m)	860
500	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29 (m)	543

		2,423

	Total Ohio	3,165

	Oklahoma — 0.9%
	Other Revenue — 0.9%
500	Oklahoma Development Finance Authority, State System Higher Education Master, Rev., 3.500%, 06/01/15 (m)	530
	Oklahoma Housing Finance Agency, Single Homeownership Loan Program,
300	Series A, Rev., GNMA COLL, 4.750%, 03/01/28 (m)	329
250	Series B, Rev., 4.500%, 09/01/27 (m)	271

	Total Oklahoma	1,130

	Oregon — 0.9%
	Other Revenue — 0.9%
1,000	Port of Portland, Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20 (m)	1,115

	Pennsylvania — 1.6%
	General Obligation — 0.1%
100	Commonwealth of Pennsylvania, GO, AGM, 5.375%, 07/01/20 (m)	125

	Other Revenue — 1.5%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	287
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16 (m)	644
250	Pennsylvania Economic Development Financing Authority, Rev., VAR, 2.625%, 07/01/14 (m)	255
250	Pennsylvania Higher Educational Facilties Authority, Series AG, Rev., 3.250%, 06/15/12 (m)	254
400	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	434

		1,874

	Total Pennsylvania	1,999

	Puerto Rico — 0.7%
	Other Revenue — 0.7%
100	Puerto Rico Electric Power Authority, Series SS, Rev., AGC, 3.550%, 07/01/12 (m)	101
125	Puerto Rico Highway & Transportation Authority, Series CC, Rev., 5.000%, 07/01/16 (m)	135
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
85	Series AA, Rev., NATL-RE, 5.500%, 07/01/17 (m)	94
5	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (m)	6
50	Series AA, Rev., NATL-RE, 5.500%, 07/01/19 (m)	55
360	Series AA, Rev., NATL-RE, 5.500%, 07/01/20 (m)	394
100	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (m)	109

	Total Puerto Rico	894

	Rhode Island — 0.1%
	General Obligation — 0.1%
100	Town of Middletown, GO, 4.000%, 07/15/12 (m)	102

	South Carolina — 1.0%
	Other Revenue — 1.0%
	Lexington County Health Services District, Inc.,
700	Rev., 3.000%, 11/01/13 (m)	723
450	Rev., 4.000%, 11/01/14 (m)	480

	Total South Carolina	1,203

	South Dakota — 0.6%
	Other Revenue — 0.6%
750	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	778

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Municipal Bonds — Continued
	Tennessee — 2.0%
	General Obligation — 0.2%
230	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, AMT, 3.750%, 01/01/25	229

	Other Revenue — 1.8%
300	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20 (m)	346
475	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/18 (m)	540
500	Tennessee Housing Development Agency, Home Ownership Program, Series 1A, Rev., AMT, 4.500%, 07/01/31	522
	Tennessee Housing Development Agency, Housing Finance Program,
250	Series A, Rev., 4.500%, 01/01/28	268
500	Series B, Rev., 4.500%, 01/01/28	528

		2,204

	Total Tennessee	2,433

	Texas — 5.8%
	General Obligation — 2.2%
170	City of Beaumont, GO, 5.000%, 03/01/19 (m)	203
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	178
100	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	117
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14 (m)	518
250	Harris County, Series A, GO, 5.000%, 10/01/22 (m)	292
100	McKinney Independent School District, GO, PSF-GTD, 5.000%, 02/15/12 (m)	101
250	Midtown Redevelopment Authority, Tax Allocation, GO, 3.000%, 01/01/13 (m)	254
365	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14 (m)	369
500	Nueces County, GO, 4.000%, 02/15/13 (m)	522
160	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	186

		2,740

	Other Revenue — 3.4%
1,000	City of Houston, Airport System, Sub Lien, Series A, Rev., AMT, 5.000%, 07/01/13 (m)	1,058
1,000	City of Houston, Hotel Occupancy, Series B, Rev., 5.000%, 09/01/13 (m)	1,069
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	177
150	Harris County, Series A, Rev., NATL-RE, 5.000%, 08/15/19 (m)	173
350	Lubbock Health Facilities Development Corp., St. Joseph Health System, Series B, Rev., 5.000%, 07/01/13 (m)	371
350	Matagorda County Navigation District No. 1, Central Company Project, Rev., VAR, 1.125%, 06/01/12 (m)	350
100	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16 (m)	115
750	Texas Department of Housing & Community Affairs, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	800

		4,113

	Prerefunded — 0.2%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (m) (p)	237

	Total Texas	7,090

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Municipal Bonds — Continued
	Vermont — 0.4%
	Other Revenue — 0.4%
500	Vermont Housing Finance Agency, Mortgage-Backed, Rev., 4.500%, 02/01/26	542

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16 (m)	600

	Other Revenue — 0.2%
200	Louisa IDA, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14 (m)	205

	Total Virginia	805

	Washington — 1.7%
	General Obligation — 0.3%
100	King County School District No. 410, Snoqualmie Valley, GO, AGM, 5.000%, 12/01/11 (m)	100
150	Port of Tacoma, Limited Tax, GO, NATL-RE, 5.000%, 12/01/12 (m)	157
120	State of Washington, Series C, GO, 5.500%, 07/01/23	150

		407

	Other Revenue — 1.2%
350	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	389
1,000	Washington State Housing Finance Commission, Series B, Rev., GNMA/FNMA COLL, 4.250%, 10/01/32	1,069

		1,458

	Utility — 0.2%
165	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13 (m)	178

	Total Washington	2,043

	West Virginia — 0.4%
	Other Revenue — 0.4%
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	499

	Wisconsin — 0.5%
	General Obligation — 0.5%
215	City of Cudahy, Corp. Purpose, GO, NATL-RE, FGIC, 3.850%, 12/01/12 (m)	222
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14 (m)	109
	State of Wisconsin,
100	Series A, GO, 5.000%, 05/01/17	119
125	Series E, GO, NATL-RE, FGIC, 4.250%, 05/01/12	127

	Total Wisconsin	577

	Total Municipal Bonds (Cost $88,480)	89,376

	Quarterly Demand Note — 0.8%
1,000	California Pollution Control Financing Authority, Series A, Rev., VAR, AMT, 1.200%, 02/01/12 (m) (Cost $1,000)	1,000

	Weekly Demand Notes — 17.0%
	Alaska — 1.1%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.100%, 12/07/11 (m)	1,350

	Florida — 0.8%
1,000	Citizens Property Insurance Corp., Series A3, Rev., VAR, 1.890%, 12/07/11 (m)	1,005

	Georgia — 0.6%
700	Private Colleges & Universities Authority, Emory University, Series B-2, Rev., VRDO, 0.100%, 12/07/11 (m)	700

	Michigan — 0.8%
850	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11 (m)	850
150	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 0.070%, 12/07/11	150

	Total Michigan	1,000

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Weekly Demand Notes — Continued
	Missouri — 1.0%
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11 (m)	1,200

	New Jersey — 0.4%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.840%, 12/07/11 (m)	504

	New York — 1.4%
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (m)	1,100
650	Triborough Bridge & Tunnel Authority, Subseries CD, Rev., VRDO, AGM, 0.120%, 12/07/11	650

	Total New York	1,750

	North Carolina — 3.1%
2,600	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	2,600
1,200	North Carolina Medical Care Commission, Duke University Health System, Series A, Rev., VRDO, 0.100%, 12/07/11 (m)	1,200

	Total North Carolina	3,800

	Ohio — 2.2%
750	Franklin County, Ohio Hospital Facilities, Health Corp., Series C, Rev., VAR, 0.590%, 12/07/11 (m)	750
1,000	Franklin County, U.S. Health Corp., Improvement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 12/07/11 (m)	1,000
900	Ohio State University (The), Series B, Rev., VRDO, 0.070%, 12/07/11 (m)	900

	Total Ohio	2,650

	Tennessee — 2.5%
3,060	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.140%, 12/07/11 (m)	3,060

	Texas — 0.9%
1,165	Tarrant County Housing Finance Corp., Multifamily Housing, Gateway Appartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	1,165

	Virginia — 0.6%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.070%, 12/07/11 (m)	800

	Washington — 1.6%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 12/07/11	2,000

	Total Weekly Demand Notes (Cost $20,980)	20,984

	Short-Term Investments — 0.3%
	U.S. Treasury Obligation — 0.2%
335	U.S. Treasury Bill, 0.014%, 02/02/12 (k) (n) (Cost $335)	335

SHARES
	Investment Company — 0.1%
82	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † (Cost $82)	82

	Total Short-Term Investments (Cost $417)	417

	Total Investments — 97.1% (Cost $118,742)	119,642
	Other Assets in Excess of Liabilities — 2.9%	3,549

	NET ASSETS — 100.0%	$123,191

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(223)	2 Year U.S. Treasury Note	03/30/12	$(49,172)	$(1)
(136)	5 Year U.S. Treasury Note	03/30/12	(16,679)	13

				$12

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.
†	Approximately $82,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,017
Aggregate gross unrealized depreciation	(117)

Net unrealized appreciation/depreciation	$900

Federal income tax cost of investments	$118,742

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$82	$119,560	$—	$119,642
Appreciation in Other Financial Instruments
Futures Contracts	13	—	—	13
Swaps	—	723	—	723

Total Appreciation in Other Financial Instruments	$13	$723	$—	$736

Depreciation in Other Financial Instruments
Futures Contracts	(1)	—	—	(1)
Swaps	—	(1,543)	—	(1,543)

Total Depreciation in Other Financial Instruments	$(1)	$(1,543)	$—	$(1,544)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

	Credit Default Swaps - Buy Protection [1] Corporate and Sovereign Issuers:
Cusip ID	SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
	Bank of America:
0811439BD	Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	9/20/2016	0.744%	$50	$(1)	$1
0827319BD	Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	12/20/2013	6.641	150	3	(3)
0814369BD	Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/2016	14.524	50	14	(17)
0822469BD	Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/2016	19.734	50	23	(25)
0821839BD	Ford Motor Credit Co. LLC, 7.250% 10/25/11	5.000% quarterly	12/20/2016	3.425	50	(4)	2
0820449BD	General Electric Capital Corp., 5.625% 09/15/17	1.000% quarterly	12/20/2016	2.383	100	6	(9)
0825939BD	People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	12/20/2016	1.490	150	3	(2)
0825579BD	PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	12/20/2016	5.533	200	2	4
0822379BD	Realogy Corp., 11.500% 04/15/17	5.000% quarterly	12/20/2016	16.764	50	17	(20)
	Barclays Bank plc:
0811499BD	Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	9/20/2016	0.744	50	(1)	1
0812399BD	Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	9/20/2016	0.744	50	(1)	1
0820029BD	Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	12/20/2013	6.641	50	1	(2)
0824289BD	Belo Corp., 7.750% 06/01/27	5.000% quarterly	12/20/2016	3.950	50	(3)	2
0826919BD	Belo Corp., 7.750% 06/01/27	5.000% quarterly	12/20/2016	3.950	50	(3)	4
0818709BD	Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	12/20/2016	1.282	300	3	(7)
0821789BD	Ford Motor Credit Co. LLC, 7.250% 10/25/11	5.000% quarterly	12/20/2016	3.425	50	(4)	2
0787979BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	6/20/2013	25.767	50	13	(3)
0822429BD	McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/2016	17.949	50	19	(22)
0825399BD	PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	12/20/2016	5.533	150	2	1
	BNP Paribas:
0809959BD	Belo Corp., 7.750% 06/01/27	5.000% quarterly	9/20/2016	3.843	50	(3)	4
0787119BD	Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	6/20/2016	3.918	50	(3)	5
	Citibank, N.A.:
0809049BD	Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/2016	14.524	50	14	(8)
0817759BD	Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	12/20/2016	0.997	200	7	(7)
0817949BD	Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	12/20/2016	0.997	800	28	(29)
0807939BD	Federative Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	9/20/2016	1.604	100	3	(1)
0811039BD	Genworth Financial, Inc., 5.750% 06/15/14	5.000% quarterly	9/20/2016	7.371	50	4	(2)
0810269BD	Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	9/20/2016	3.581	50	5	(2)
0821089BD	iStar Financial, Inc., 5.875% 03/15/16	5.000% quarterly	12/20/2016	11.510	50	8	(8)
0825989BD	People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	12/20/2016	1.490	150	3	(2)
0826579BD	People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	12/20/2016	1.490	150	3	(3)

0812919BD	People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	9/20/2016	1.451	150	3	(2)
0811559BD	United Kingdom of Great Britain and Northern Ireland, 4.250% 06/07/32	1.000% quarterly	9/20/2016	0.886	100	(1)	1
0797819BD	United Mexican States, 7.500% 04/08/33	1.000% quarterly	9/20/2016	1.583	100	2	—
	Credit Suisse International:
0819399BD	People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/2016	1.490	100	2	(3)
0819209BD	People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/2016	1.490	150	3	(5)
0819529BD	People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/2016	1.490	150	3	(4)
	Deutsche Bank AG, New York:
0820379BD	Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	12/20/2013	6.641	50	1	(2)
0814429BD	Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/2016	14.524	50	14	(17)
0810749BD	Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	9/20/2016	3.581	50	5	(2)
0815219BD	Jones Group Inc. (The), 5.125% 11/15/14	5.000% quarterly	9/20/2016	4.534	50	(1)	2
0815999BD	Jones Group Inc. (The), 5.125% 11/15/14	5.000% quarterly	9/20/2016	4.534	50	(1)	3
0789049BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	6/20/2013	25.767	50	13	(5)
0826319BD	People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/2016	1.490	200	4	(2)
0825799BD	PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	12/20/2016	5.533	50	1	1
0797699BD	United Mexican States, 7.500% 04/08/33	1.000% quarterly	9/20/2016	1.583	100	2	—
0809189BD	United States of America, 0.000% 08/15/16	0.250% quarterly	9/20/2016	0.503	EUR 100	1	(2)
	HSBC Bank, N.A.:
0797879BD	United Mexican States, 7.500% 04/08/33	1.000% quarterly	9/20/2016	1.583	100	2	—
	Morgan Stanley Capital Services:
0808219BD	Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/2013	11.396	25	2	(1)
0814959BD	Jones Group Inc. (The), 5.125% 11/15/14	5.000% quarterly	9/20/2016	4.534	50	(1)	2
0818909BD	Kingdom of Spain, 5.500% 07/30/17	1.000% quarterly	12/20/2016	3.975	150	19	(23)
0797759BD	United Mexican States, 7.500% 04/08/33	1.000% quarterly	9/20/2016	1.583	100	2	(1)
	Royal Bank of Scotland:
0819169BD	People’s Republic of China, 4.750% 10/29/13	1.000% quarterly	12/20/2016	1.490	50	1	(2)
	Union Bank of Switzerland AG:
0817499BD	Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	12/20/2016	3.692	200	23	(21)
0820169BD	Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	3/20/2014	6.734	50	1	(2)
0814209BD	Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/2016	14.524	50	14	(17)
0817689BD	Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	12/20/2016	0.997	550	20	(19)
0807799BD	Federative Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	9/20/2016	1.604	100	3	(1)
0812769BD	Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	9/20/2016	3.581	50	5	(4)
0818239BD	Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	12/20/2016	2.176	300	16	(22)
0794509BD	Lincoln National Corporation, 6.200% 12/15/11	1.000% quarterly	9/20/2016	3.688	100	11	(3)
0811389BD	United Kingdom of Great Britain and Northern Ireland, 4.250% 06/07/32	1.000% quarterly	9/20/2016	0.886	100	(1)	1
0805519BD	United States of America, 0.000% 08/15/16	0.250% quarterly	9/20/2016	0.503	EUR 150	2	(3)

						$328	$(298)

	Credit Default Swaps - Buy Protection [1] Credit Indices:
Cusip ID	SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
	Bank of America:
0826699BD	MCDX.NA.17-V.1	1.000% quarterly	12/20/2016	2.265%	$300	$14	$(11)
	Barclays Bank plc:
0818119BD	CDX.EM.16	5.000% quarterly	12/20/2016	3.069	1350	(131)	106
	Citibank, N.A.:
0826749BD	MCDX.NA.17-V.1	1.000% quarterly	12/20/2016	2.265	300	14	(11)
	Morgan Stanley Capital Services:
0819269BD	CDX.EM.16	5.000% quarterly	12/20/2016	3.069	150	(15)	9
0820279BD	CDX.EM.16	5.000% quarterly	12/20/2016	3.069	150	(15)	11
0820979BD	CDX.EM.16	5.000% quarterly	12/20/2016	3.069	150	(15)	11
0821029BD	CDX.NA.IG.9-V.4	0.800% quarterly	12/20/2017	1.555	300	12	(14)
0824059BD	CMBX.NA.AM.1	0.500% monthly	10/12/2052	3.785	150	18	(24)
0826639BD	MCDX.NA.17-V.1	1.000% quarterly	12/20/2016	2.265	150	7	(5)
0827279BD	MCDX.NA.17-V.1	1.000% quarterly	12/20/2016	2.265	150	7	(6)
	Royal Bank of Scotland:
0812999BD	CDX.NA.IG.9-V.4	0.800% quarterly	12/20/2017	1.555	250	10	(11)
0819349BD	CDX.NA.IG.9-V.4	0.800% quarterly	12/20/2017	1.555	300	12	(14)
	Union Bank of Switzerland AG:
0817889BD	CDX.EM.16	5.000% quarterly	12/20/2016	3.069	200	(19)	18
0822669BD	CDX.EM.16	5.000% quarterly	12/20/2016	3.069	5000	(486)	461
0809539BD	CDX.NA.IG.9-V.4	0.800% quarterly	12/20/2017	1.555	1350	52	(42)
0810499BD	CDX.NA.IG.9-V.4	0.800% quarterly	12/20/2017	1.555	1350	52	(46)

						$(483)	$432

	Credit Default Swaps - Sell Protection [2] Corporate and Sovereign Issuers:
Cusip ID	SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
	Bank of America:
0805779BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094%	$25	$(1)	$1
0827369BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	50	(1)	4
0819479BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	50	(1)	8
0817569BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	600	—	18
0789629BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2014	28.180	50	(20)	10
0773829BD	Level 3 Communications, Inc., 3.500% 06/15/12	5.000% quarterly	3/20/2014	6.143	100	(1)	1
0780599BD	Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	3/20/2014	4.277	100	5	1
0780959BD	McClatchy Co. (The), 5.750% 09/01/17*	5.000% quarterly	6/20/2014	14.390	60	(11)	—
0780469BD	McClatchy Co. (The), 5.750% 09/01/17*	5.000% quarterly	6/20/2014	14.390	220	(41)	2
0793389BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2013	12.245	50	(5)	—
0794039BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2013	12.245	50	(5)	—
0796489BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2013	12.245	50	(5)	—
0781629BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2013	12.245	170	(16)	—
0791879BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2013	12.245	200	(18)	(2)
0815509BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	3
0801419BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	600	(85)	37
	Barclays Bank plc:
0818659BD	ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	12/20/2016	0.848	300	3	1
0782209BD	Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	6/20/2012	7.752	EUR 280	(2)	11
0819929BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	3/20/2012	65.120	50	(8)	17
0807159BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0802129BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	3
0806419BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0802599BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	50	(16)	6
0823149BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	27
0819979BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	22
0820329BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	22
0820549BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	22
0821689BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	22
0788639BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2013	53.454	100	(44)	11
0820769BD	Georgia-Pacific LLC, 7.750% 11/15/29	1.000% quarterly	12/20/2016	1.559	150	(4)	8
0793119BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	8
0781179BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	3/20/2014	27.713	400	(146)	41
0793179BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2014	28.180	50	(20)	13
0787299BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2014	28.180	50	(20)	7
0787919BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2014	28.180	50	(20)	8
0824239BD	R.R. Donnelley & Sons Co., 6.125% 01/15/17	5.000% quarterly	12/20/2016	6.347	50	(2)	3
0826969BD	R.R. Donnelley & Sons Co., 6.125% 01/15/17	5.000% quarterly	12/20/2016	6.347	50	(2)	1
0825329BD	Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	12/20/2016	7.173	100	(7)	7
0825449BD	Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	12/20/2016	7.173	150	(11)	10
0816989BD	SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	9/20/2016	8.549	550	(66)	79
0780229BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/2012	23.816	50	(4)	3

	BNP Paribas:
0796449BD	Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/2014	10.885	150	(18)	4
0810009BD	R.R. Donnelley & Sons Co., 4.950% 04/01/14	1.000% quarterly	9/20/2016	6.239	50	(10)	6
0781249BD	Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	3/20/2014	8.072	400	(21)	20
0815059BD	SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	9/20/2016	8.549	50	(6)	6
0815759BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	3
0816359BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	2
0802009BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	25	(4)	2
	Citibank, N.A.:
0806239BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	25	(1)	1
0808439BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0806299BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0800099BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	50	(16)	4
0803129BD	Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	9/20/2013	3.900	25	1	1
0801949BD	Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	9/20/2013	3.900	50	1	2
	Credit Suisse International:
0800579BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	50	(16)	4
0799849BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2013	51.582	300	(140)	51
0822209BD	McClatchy Co. (The), 5.750% 09/01/17*	5.000% quarterly	12/20/2012	9.189	50	(2)	4
0813559BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	3/20/2012	23.811	100	(5)	7
0807579BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/2012	23.816	25	(2)	1
0802499BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	25	(4)	2
0807519BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	50	(7)	4
	Deutsche Bank AG, New York:
0797129BD	Amkor Technology, Inc., 9.250% 06/01/16	5.000% quarterly	9/20/2016	6.498	50	(2)	(1)
0798429BD	Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	9/20/2016	4.854	50	1	(2)
0792219BD	Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/2014	10.885	50	(6)	—
0792879BD	Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/2014	10.885	100	(12)	1
0783749BD	Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/2014	10.885	310	(36)	1
0801259BD	Clear Channel Communications, Inc., 6.875% 06/15/18*	5.000% quarterly	9/20/2013	10.726	100	(8)	4
0819049BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	50	(1)	5
0821579BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	50	(1)	8
0822239BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	800	(18)	318
0807239BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0799919BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	50	(16)	5
0800509BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	50	(16)	4
0821939BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	30

0823199BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	27
0821519BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	22
0786479BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2013	53.454	50	(22)	4
0787239BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2013	53.454	50	(22)	4
0790919BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2013	53.454	100	(44)	9
0792609BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2013	53.454	100	(44)	10
0796539BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2013	53.454	100	(44)	11
0786899BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2014	47.447	50	(26)	7
0789819BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2014	47.447	55	(28)	8
0784419BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2014	47.447	60	(31)	8
0815599BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	50	—	3
0792829BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	8
0793009BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	8
0794749BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	8
0789379BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	6
0789939BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	7
0790489BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	7
0792769BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2013	26.554	50	(15)	9
0796219BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2013	26.554	50	(15)	10
0799719BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2013	26.554	50	(15)	9
0788979BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2014	28.180	50	(20)	9
0796369BD	Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	6/20/2013	3.726	150	4	—
0804939BD	Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	9/20/2013	3.900	50	1	3
0793499BD	Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	6/20/2014	4.478	300	7	9
0798319BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/2013	13.623	350	(49)	12
0794889BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2014	14.615	50	(9)	2
0790569BD	Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	6/20/2013	7.110	50	(1)	1
0796579BD	Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	3/20/2014	8.072	50	(3)	3
0825749BD	Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	12/20/2016	7.173	150	(11)	8
0786639BD	SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	3/20/2016	8.307	200	(21)	8
0796309BD	SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	6/20/2016	8.435	350	(39)	33
0815409BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	3
0815709BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	3
0816409BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	2
0790199BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/2012	23.816	100	(9)	2
0807669BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	25	(4)	2
0802269BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	50	(7)	3
0804879BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	50	(7)	4
0805459BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/2012	25.869	50	(7)	4

	Morgan Stanley Capital Services:
0798279BD	Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	9/20/2016	4.854	50	1	(1)
0782829BD	Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	3/20/2013	16.023	290	(35)	5
0821339BD	Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	3/20/2012	12.066	50	(1)	2
0796269BD	Clear Channel Communications, Inc., 6.875% 06/15/18*	5.000% quarterly	6/20/2013	10.114	450	(29)	4
0781299BD	Clear Channel Communications, Inc., 6.875% 06/15/18*	5.000% quarterly	9/20/2014	16.313	400	(101)	15
0826129BD	Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	12/20/2016	5.962	50	(1)	1
0805219BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	25	(1)	1
0805849BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	25	(1)	1
0806109BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	25	(1)	1
0806849BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	25	(1)	2
0821989BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2011	65.094	50	(1)	22
0822069BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2012	65.131	50	(13)	28
0807299BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0801149BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	3
0802989BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	3
0805279BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	3
0806779BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	25	(8)	4
0819709BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	21
0820599BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	21
0800389BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/2012	59.555	50	(19)	5
0810599BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	25	—	1
0809879BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	50	—	2
0816839BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	50	—	1
0808499BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	200	—	9
0803069BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2012	23.509	25	(3)	1
0793289BD	McClatchy Co. (The), 5.750% 09/01/17*	5.000% quarterly	6/20/2014	14.390	500	(94)	23
0818859BD	Republic of Italy, 6.875% 09/27/23	1.000% quarterly	12/20/2016	4.716	150	(23)	28
0773769BD	SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	3/20/2016	8.306	150	(15)	13
0813639BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/2011	23.801	50	—	2
0800179BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	3/20/2012	23.811	100	(5)	2
	Royal Bank of Scotland:
0827229BD	Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/2012	14.534	50	(4)	4
0772479BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	3/20/2014	48.685	250	(126)	21
0792349BD	Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	3/20/2013	16.023	300	(36)	3
0815649BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2012	23.509	50	(6)	9

	Union Bank of Switzerland AG:
0818989BD	Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	12/20/2016	4.892	550	8	(1)
0819759BD	Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	12/20/2016	5.962	50	(1)	3
0820829BD	Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	12/20/2016	5.962	50	(1)	3
0824119BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2012	65.131	50	(13)	24
0804159BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	9/20/2012	61.474	50	(16)	6
0819579BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	3/20/2013	56.002	50	(21)	22
0790019BD	Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	6/20/2014	47.447	30	(15)	4
0817449BD	Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	12/20/2016	2.178	200	(10)	7
0816619BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2011	24.476	50	—	2
0809439BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2012	23.509	25	(3)	3
0808559BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/2012	23.509	200	(25)	23
0822569BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2012	22.995	50	(8)	11
0823289BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/2012	22.995	50	(8)	13
0794179BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	8
0796159BD	K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/2013	25.767	50	(13)	8
0791029BD	Lennar Corp., 6.500% 04/15/16	5.000% quarterly	6/20/2013	2.166	105	6	(8)
0818179BD	Macy’s, Inc., 7.450% 07/15/17	1.000% quarterly	12/20/2016	1.373	300	(5)	9
0813519BD	MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	9/20/2012	20.227	100	(10)	7
0822889BD	MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/2012	22.459	50	(7)	9
0793229BD	Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/2014	14.615	50	(9)	1
0793359BD	Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	3/20/2014	8.072	200	(10)	10
0813199BD	Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/2012	23.816	200	(17)	23

						$(2,495)	$1,699

Credit Default Swaps - Sell Protection [2]

Credit Indices:

Cusip ID	SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
	Credit Suisse International:
0825089BD	CMBX.NA.AM.2	0.500% monthly	3/15/2049	5.074%	$150	$(28)	$30
0826809BD	CMBX.NA.AM.2	0.500% monthly	3/15/2049	5.074	150	(28)	26
0825029BD	CMBX.NA.AM.3	0.500% monthly	12/13/2049	5.801	150	(35)	37
	Deutsche Bank AG, New York:
0824429BD	CDX.NA.HY.11-V.17	5.000% quarterly	12/20/2011	125.663	50	(12)	7
0822959BD	CDX.NA.HY.8-V.17	2.750% quarterly	6/20/2012	209.463	50	(21)	17
0824489BD	CDX.NA.HY.8-V.17	2.750% quarterly	6/20/2012	104.731	25	(10)	8
	Morgan Stanley Capital Services:
0824009BD	CMBX.NA.AM.4	0.500% monthly	2/17/2051	6.454	150	(41)	49
	Union Bank of Switzerland AG:
0827429BD	CDX.NA.HY.11-V.17	5.000% quarterly	12/20/2011	125.663	50	(13)	7

						$(188)	$181

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 90.8%
Alabama — 0.3%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.130%, 12/01/11	13,000
9,640	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	9,640
7,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.270%, 12/07/11 (e)	7,000
30,000	University of Alabama, Birmingham Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	30,000

		59,640

Alaska — 1.4%
	Alaska Housing Finance Corp.,
10,910	Series 1407, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.330%, 12/07/11	10,910
75,000	Series A, Rev., VRDO, 0.160%, 12/07/11	75,000
74,000	Series B, Rev., VRDO, 0.200%, 12/07/11	74,000
89,120	Series D, Rev., VRDO, 0.150%, 12/07/11	89,120
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
1,800	Series B, Rev., VRDO, 0.060%, 12/01/11	1,800
200	Series C, Rev., VRDO, 0.060%, 12/01/11	200
1,300	City of Valdez, Marine Terminal, Exxonmobil Project, Rev., VRDO, 0.060%, 12/01/11	1,300

		252,330

Arizona — 0.8%
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 12/07/11	7,700
29,685	Arizona Health Facilities Authority, Stars BNP, Series 2007-008, Rev., VRDO, LIQ: BNP Paribas, 0.440%, 12/07/11	29,685
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.170%, 12/07/11	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	7,160
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 12/07/11	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.110%, 12/07/11	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 12/07/11	21,700
25,380	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 12/07/11	25,380
865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 12/07/11	865

		147,650

California — 7.1%
710	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.160%, 12/01/11	710
3,800	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 12/07/11	3,800
11,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	11,400
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 12/07/11	5,000
9,865	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.100%, 12/07/11	9,865
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	1,610
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	305
400	California Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.040%, 12/01/11	400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
38,600	California Statewide Communities Development Authority, Insured, Series A, Rev., VRDO, AGC, 0.070%, 12/07/11	38,600
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	3,420
15,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	15,000
	California Statewide Communities Development Authority, Museum Art,
40,740	Rev., VRDO, LOC: Union Bank N.A., 0.070%, 12/07/11	40,740
42,000	Rev., VRDO, LOC: Union Bank N.A., 0.070%, 12/07/11	42,000
4,175	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/01/11	4,175
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	3,950
400	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.140%, 12/01/11	400
1,513	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.140%, 12/01/11	1,513
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 12/07/11	4,800
23,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.140%, 12/07/11	23,850
	Deutsche Bank Spears/Lifers Trust Various States,
39,515	Series DB-287, GO,VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	39,515
12,915	Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	12,915
13,710	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	13,710
18,425	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	18,425
14,090	Series DB-363, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	14,090
25,670	Series DB-382, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	25,670
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	10,275
11,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	11,860
19,825	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11 (e)	19,825
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	11,095
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11 (e)	50,000
39,550	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11 (e)	39,550
	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation,
37,360	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	37,360
7,785	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	7,785
29,845	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	29,845
11,650	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	11,650
13,725	Eclipse Funding Trust, Solar Eclipse, South San Francisco,Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	13,725
6,500	Los Angeles Community College District, Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	6,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	5,000
1,000	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.080%, 12/01/11	1,000
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 12/07/11	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 12/07/11	4,150
	Puttable Floating Option Tax-Exempt Receipts,
9,770	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/11	9,770
8,070	Series PT-4161, Rev., VRDO, 0.380%, 12/07/11	8,070
10,555	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11	10,555
7,030	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 12/07/11	7,030
6,855	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 12/07/11 (e)	6,855
4,105	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 12/07/11	4,105
3,425	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 12/07/11	3,425
6,170	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.380%, 12/07/11	6,170
7,880	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 12/07/11	7,880
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 12/07/11 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	12,665
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	5,000
11,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11	11,310
80	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.320%, 12/07/11	80
57,980	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, AGM, 0.120%, 12/07/11	57,980
8,945	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	8,945
	State of California,
350,560	Series A-2, Rev., 2.000%, 06/26/12	353,783
26,300	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.110%, 12/07/11	26,300
1,300	State of California, Economic Recovery, Series C-3, GO, VRDO, LOC: Bank of America N.A., 0.090%, 12/01/11	1,300
18,800	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	18,800
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	25,400
9,960	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	9,960

		1,245,811

Colorado — 1.4%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 12/07/11	15,010
15,825	City of Colorado Springs, Utilities System Improvement, Series A, Rev., VRDO, 0.130%, 12/07/11	15,825
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.180%, 12/07/11	1,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Colorado — Continued
15,800	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.150%, 12/07/11	15,800
18,500	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 12/01/11	18,500
300	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 12/01/11	300
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.120%, 12/07/11	17,330
2,610	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.130%, 12/07/11	2,610
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.120%, 12/07/11	15,000
21,835	Denver City & County, Airport, Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Bank, 0.190%, 12/07/11	21,835
28,150	Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 1.000%, 12/07/11	28,150
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/11	11,275
86,200	University of Colorado Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/07/11	86,200

		250,435

Connecticut — 0.5%
25,000	Capital City EDA, Series B, Rev., VRDO, 0.170%, 12/07/11	25,000
14,250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B-3, Rev., VRDO, AMT, AMBAC, 0.180%, 12/07/11	14,250
800	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.180%, 12/07/11	800
24,760	State of Connecticut, Series B, GO, VRDO, 0.300%, 12/07/11	24,760
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 12/07/11 (e)	17,060

		81,870

Delaware — 0.3%
13,800	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.150%, 12/07/11	13,800
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	28,155
10,275	University of Delaware, Series B, Rev., VRDO, 0.110%, 12/01/11	10,275

		52,230

District of Columbia — 3.7%
42,355	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.140%, 12/07/11	42,355
395,000	District of Columbia, GO, TRAN, 2.000%, 09/28/12	400,641
2,925	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/11	2,925
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11 (e)	11,450
2,120	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	2,120
5,600	District of Columbia, American University, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	5,600
13,240	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	13,240
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.170%, 12/07/11	7,500
30,955	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.140%, 12/07/11	30,955

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
District of Columbia — Continued
3,810	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	3,810
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.150%, 12/07/11	23,770
12,308	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	12,308
15,215	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	15,215
27,685	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	27,685
15,190	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	15,190
30,920	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	30,920

		645,684

Florida — 6.3%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.860%, 12/07/11	11,150
15,065	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	15,065
32,820	Broward County School Board, COP, VRDO, AGM, 0.130%, 12/07/11	32,820
60,675	Capital Trust Agency Florida Multifamily Revenue, Series MT-194, Rev., VRDO, LIQ: FHLMC, 0.270%, 12/07/11	60,675
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.140%, 12/07/11 (e)	8,850
37,155	County of Charlotte, Series A, Rev., VRDO, AGM, 0.130%, 12/07/11 Deutsche Bank Spears/Lifers Trust Various States,	37,155
6,010	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 12/07/11	6,010
105,510	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 12/07/11	105,510
17,415	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11 (e)	17,415
	Eclipse Funding Trust, Solar Eclipse,
8,240	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11 (e)	8,240
20,690	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	20,690
53,860	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	53,860
23,900	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11 (e)	23,900
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,130	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	11,130
18,365	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	18,365
10,545	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,545
18,705	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	18,705
8,580	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	8,580
35,100	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	35,100
20,865	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 12/07/11	20,865
9,490	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.120%, 12/07/11	9,490

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Florida — Continued
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	8,225
44,400	Florida Municipal Power Agency, All Requirements Supply, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	44,400
	Jacksonville Health Facilities Authority, Baptist Medical,
19,200	Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	19,200
2,685	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	2,685
5,935	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 12/01/11	5,935
12,500	Liberty County Florida Industrial Development Revenue Georgia-Pacific Corp., Rev., VRDO, 0.500%, 12/07/11	12,500
51,300	Miami-Dade County School Board, Series 2982, COP, VRDO, AGC, LIQ: Morgan Stanley Bank, 0.220%, 12/07/11 (e)	51,300
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.150%, 12/07/11	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/11	6,700
25,800	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.100%, 12/07/11	25,800
7,545	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	7,545
9,001	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.130%, 12/07/11	9,001
3,420	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	3,420
3,785	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	3,785
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.140%, 12/07/11	22,285
6,780	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	6,780
28,490	Palm Beach County Educational Facilities Authority, Atlantic University, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	28,490
125,000	Palm Beach County Solid Waste Authority, Solid Improvement, Rev., VAR, 1.000%, 01/12/12 (p)	125,083
22,950	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.220%, 12/07/11	22,950
	Sarasota County Public Hospital District, Sarasota Memorial Hospital,
8,885	Series A, Rev., VRDO, LOC: Northern Trust Co., 0.090%, 12/01/11	8,885
76,750	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 12/07/11	76,750
20,375	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11	20,375
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.140%, 12/07/11	8,265
33,725	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.120%, 12/07/11	33,725

		1,110,744

Georgia — 2.0%
7,080	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	7,080
8,360	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/11	8,360
11,145	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/11	11,145

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Georgia — Continued
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	10,735
108,440	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.200%, 12/07/11	108,440
15,170	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	15,170
18,645	Eclipse Funding Trust, Solar Eclipse, Atlanta, Series 2006-0024, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	18,645
9,680	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	9,680
15,665	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	15,665
4,370	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 12/07/11	4,370
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.140%, 12/07/11	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 12/07/11	600
	Private Colleges & Universities Authority, Emory University,
9,000	Series B-1, Rev., VRDO, 0.080%, 12/07/11	9,000
48,125	Series C-2, Rev., VRDO, 0.090%, 12/07/11	48,125
54,965	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	54,965
29,110	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	29,110

		357,030

Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,795	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	13,795
9,280	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	9,280

		23,075

Idaho — 0.5%
27,470	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	27,470
	Idaho Housing & Finance Association, Single Family Mortgage,
12,720	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.140%, 12/07/11	12,720
28,845	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.200%, 12/07/11	28,845
8,940	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.150%, 12/07/11	8,940

		77,975

Illinois — 5.7%
66,850	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.170%, 12/07/11	66,850
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.120%, 12/07/11	140,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.100%, 12/01/11	10,380
	City of Chicago, Water, Senior Lien,
19,570	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.170%, 12/07/11	19,570
9,785	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.170%, 12/07/11	9,785
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.150%, 12/07/11	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	23,130
25,585	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	25,585

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Illinois — Continued
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	23,835
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	18,965
16,845	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	16,845
21,675	Series DB-365, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	21,675
10,905	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 12/07/11	10,905
16,290	Series DB-393, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	16,290
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	5,235
16,130	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	16,130
14,960	Series DB-494, VRDO, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	14,960
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,060	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	9,060
10,250	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,250
27,335	Eclipse Funding Trust, Solar Eclipse, Illinois, Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	27,335
28,630	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	28,630
3,200	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.150%, 12/07/11	3,200
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/11	10,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/11	8,500
14,810	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.110%, 12/07/11	14,810
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.230%, 12/07/11	70,000
6,480	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.090%, 12/01/11	6,480
40,400	Illinois Finance Authority, Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 12/07/11	40,400
	Illinois Finance Authority, University of Chicago Medical Centre,
11,250	Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/01/11	11,250
46,250	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 12/01/11	46,250
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.130%, 12/07/11	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.130%, 12/07/11	7,500
5,030	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.120%, 12/07/11	5,030
	Illinois State Toll Highway Authority,
57,900	Series A-1B, Rev., VRDO, AGM, 0.180%, 12/07/11	57,900
79,700	Series B, Rev., VRDO, AGM, 0.250%, 12/07/11	79,700
20,000	Illinois State Toll Highway Authority, Senior Priority, Series A-2C, Rev., VRDO, LOC: Northern Trust Co., 0.100%, 12/07/11	20,000
19,700	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.110%, 12/07/11	19,700
5,760	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.060%, 12/01/11	5,760
1,640	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Class A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.290%, 12/07/11	1,640

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Illinois — Continued
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	13,635
18,085	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 12/07/11 (e)	18,085
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/11	10,700
5,900	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.070%, 12/01/11	5,900

		1,000,561

Indiana — 1.2%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	5,000
27,670	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	27,670
9,475	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	9,475
13,555	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	13,555
25,675	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	25,675
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,265	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	17,265
14,470	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	14,470
21,220	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	21,220
18,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/07/11	18,000
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	2,385
5,640	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.370%, 12/07/11	5,640
25,335	Purdue University, Student Facility Systems, Series C, Rev., VRDO, 0.070%, 12/07/11	25,335
10,020	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.140%, 12/07/11	10,020
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	19,405

		215,115

Iowa — 0.5%
23,800	City of Iowa Act, Inc., Rev., VRDO, 0.200%, 12/01/11	23,800
18,370	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	18,370
41,260	Iowa Finance Authority, Iowa Health Systems, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/01/11	41,260
	Iowa Finance Authority, Single Family Mortgage,
4,000	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.160%, 12/07/11	4,000
5,160	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.160%, 12/07/11	5,160

		92,590

Kansas — 0.3%
6,450	Kansas Development Finance Authority, Sisters of Charity, Series D, Rev., VRDO, 0.110%, 12/01/11	6,450
40,470	Wyandotte County-Kansas City Unified Government, Temporary Notes, GO, 0.400%, 03/01/12	40,470

		46,920

Kentucky — 0.5%
8,480	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 12/07/11	8,480
	Kentucky Housing Corp.,

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Kentucky — Continued
19,350	Series F, Rev., VRDO, AMT, 0.490%, 12/07/11	19,350
21,925	Series H, Rev., VRDO, AMT, 0.490%, 12/07/11	21,925
20,755	Series I, Rev., VRDO, AMT, 0.490%, 12/07/11	20,755
11,300	Series M, Rev., VRDO, AMT, 0.490%, 12/07/11	11,300
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.150%, 12/07/11 (e)	7,990

		89,800

Louisiana — 0.5%
12,800	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	12,800
3,900	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.060%, 12/01/11	3,900
	Eclipse Funding Trust, Solar Eclipse,
21,065	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	21,065
17,945	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	17,945
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	10,000
7,240	State of Louisiana, Gas And Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	7,240

		92,710

Maine — 0.5%
12,600	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/11	12,600
68,300	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.120%, 12/07/11	68,300

		80,900

Maryland — 1.3%
2,635	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/11	2,635
26,350	Maryland Health & Higher Educational Facilities Authority, University Medical System, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	26,350
20,000	Maryland Stadium Autority, Football Stadium, Rev., VRDO, 0.110%, 12/07/11	20,000
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	3,135
9,105	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.200%, 12/07/11	9,105
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	6,400
1,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.150%, 12/07/11	1,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	11,700
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.110%, 12/07/11	15,200

25,318	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	25,318

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Maryland — Continued
15,160	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/01/11	15,160
2,000	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.110%, 12/07/11	2,000
22,265	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	22,265
28,750	Puttable Floating Option Tax-Exempt Receipts, Series MT-701, GO, LIQ: Bank of America N.A., 0.270%, 12/07/11	28,750
7,500	Washington Suburban Sanitation District, Series A, BAN, GO, VRDO, 0.280%, 12/07/11	7,500
4,600	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.280%, 12/07/11	4,600
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	21,000

		222,118

Massachusetts — 3.3%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	6,030
	Commonwealth of Massachusetts,
40,000	Series B, GO, VRDO, 0.240%, 12/07/11	40,000
101,245	Series B, GO, VRDO, 0.280%, 12/07/11	101,245
47,470	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.140%, 12/01/11	47,470
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,945	Series 2007-0001, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	13,945
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	13,790
30,815	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	30,815
6,000	Massachusetts Development Finance Agency, Series PT-923, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/11	6,000
9,200	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/11	9,200
3,600	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.320%, 12/07/11	3,600
8,700	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	8,700
14,100	Massachusetts Educational Financing Authority, Series ROCS-RR-II-R-11649, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.240%, 12/07/11 (e)	14,100
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
29,500	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.120%, 12/01/11	29,500
20,625	Series I-2, Rev., VRDO, 0.090%, 12/07/11	20,625
38,200	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	38,200
11,600	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	11,600
	Massachusetts State Department of Transportation, Contract Assistance,
28,900	Series A-1, Rev., VRDO, 0.080%, 12/07/11	28,900
18,300	Series A-6, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 12/07/11	18,300
	Massachusetts Water Resources Authority,
27,600	0.190%, 12/07/11	27,600
12,500	Series A-2, Rev., VRDO, 0.080%, 12/07/11	12,500
	Massachusetts Water Resources Authority, Multimodal,
53,900	Series B, Rev., VRDO, LOC: Helaba, 0.120%, 12/07/11	53,900
38,125	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.200%, 12/01/11	38,125
13,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/11	13,440

		587,585

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Michigan — 2.0%
31,950	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-711, Rev., VRDO, LIQ: Deutsche Bank AG, 0.270%, 12/07/11 (e)	31,950
18,080	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/11	18,080
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.250%, 12/07/11	12,500
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
70,000	Rev., 0.450%, 03/01/12	70,000
64,290	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.140%, 12/07/11	64,290
7,300	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, 0.120%, 12/07/11	7,300
1,600	Michigan State University, Rev., VRDO, 0.200%, 12/07/11	1,600
40,800	Michigan Strategic Fund, Van Andel Research, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/11	40,800
17,860	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/07/11	17,860
7,830	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	7,830
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.190%, 12/07/11	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.190%, 12/07/11	26,295
2,400	University of Michigan, Series A, Rev., VRDO, 0.060%, 12/01/11	2,400
7,440	University of Michigan, Hospital, Series A, Rev., VRDO, 0.070%, 12/01/11	7,440

		357,090

Minnesota — 1.4%
59,950	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.150%, 12/07/11	59,950
13,500	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 1.500%, 12/07/11	13,500
21,325	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.200%, 12/01/11	21,325
	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics,
30,450	Series A, Rev., VRDO, AGM, 0.200%, 12/01/11	30,450
	Minnesota Housing Finance Agency, Residential Housing,
2,000	Series B, Rev., VRDO, AMT, 0.150%, 12/07/11	2,000
4,875	Series C, Rev., VRDO, AMT, 0.150%, 12/07/11	4,875
20,000	Series C, Rev., VRDO, AMT, 0.160%, 12/07/11	20,000
4,595	Series J, Rev., VRDO, AMT, 0.150%, 12/07/11	4,595
48,000	Minnesota School District Capital Equipment Borrowing Program, Series B, COP, 2.000%, 09/09/12	48,639
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 12/07/11 (e)	24,990
14,005	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	14,005

		244,329

Mississippi — 0.7%
3,370	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.070%, 12/01/11	3,370
11,400	Jackson County, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.070%, 12/01/11	11,400
	Mississippi Business Finance Corp., Chevron USA Inc.,
9,260	Series A, Rev., VRDO, 0.060%, 12/01/11	9,260
10,000	Series C, Rev., VRDO, 0.080%, 12/01/11	10,000
8,050	Series F, Rev., VRDO, 0.050%, 12/07/11	8,050
15,330	Series G, Rev., VRDO, 0.060%, 12/01/11	15,330

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mississippi — Continued
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	25,000
43,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: BNP Paribas, 0.450%, 12/07/11	43,000

		125,410

Missouri — 0.7%
17,000	City of North Kansas, City Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/11	17,000
19,370	City of St. Louis Missouri Airport, Series DB-161, Rev., VRDO, NATL-RE, 0.270%, 12/07/11	19,370
11,855	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	11,855
1,775	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/11	1,775
26,500	Missouri State Health & Educational Facilities Authority, Ascension Health, Series C-2, Rev., VRDO, 0.090%, 12/07/11	26,500
14,285	Missouri State Health & Educational Facilities Authority, Rockhurst University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/11	14,285
20,000	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, AGM, 0.120%, 12/07/11	20,000
7,375	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/01/11	7,375
5,100	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.060%, 12/01/11	5,100

		123,260

Nebraska — 0.2%
18,905	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11 (e)	18,905
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.160%, 12/07/11	17,995

		36,900

Nevada — 1.4%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11	32,600
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11	42,750
14,700	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/11	14,700
29,880	Clark County School District, Series 174, GO, VRDO, AMBAC, 0.170%, 12/07/11	29,880
12,765	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	12,765
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	19,970
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.290%, 12/07/11	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/11	8,750
3,135	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 12/07/11	3,135
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.130%, 12/07/11 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.130%, 12/07/11	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	11,000

		237,740

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New Hampshire — 0.3%
11,580	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.100%, 12/07/11	11,580
29,800	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.120%, 12/07/11	29,800
12,550	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.280%, 12/07/11	12,550

		53,930

New Jersey — 1.9%
17,700	Deutsche Bank Spears/Lifers Trust Various States, Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	17,700
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.190%, 12/07/11 (e)	37,910
10,925	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.140%, 12/07/11	10,925
13,400	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 12/07/11	13,400
78,130	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Y, Rev., VRDO, AMT, 0.140%, 12/07/11	78,130
12,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4643, Rev., VRDO, LIQ: Bank of America N.A., 0.250%, 12/07/11 (e)	12,000
83,370	Township of Woodbridge, GO, BAN, 1.500%, 08/24/12	83,885
84,075	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, NATL-RE, AMBAC-TCRS-BNY, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	84,075

		338,025

New Mexico — 0.4%
18,335	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	18,335
42,520	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.270%, 12/07/11	42,520

		60,855

New York — 14.3%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 12/07/11	15,980
47,411	County of Albany, Various Purpose, GO, BAN, 1.250%, 12/08/11	47,418
15,625	Deutsche Bank Spears/Lifers Trust Various States, Series DB-1036X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11 (e)	15,625
23,955	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	23,955
10,425	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,425
20,755	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	20,755
	Metropolitan Transportation Authority,
18,900	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.110%, 12/07/11	18,900
87,200	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/07/11	87,200
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/01/11	1,800
41,550	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.750%, 12/07/11	41,550
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.150%, 12/07/11	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.150%, 12/07/11	19,050
50,000	Nassau County Interim Finance Authority, Series E, Rev., VRDO, 0.580%, 12/07/11	50,000
	New York City,
29,100	Series B4, GO, VRDO, 0.180%, 12/07/11	29,100
8,995	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.130%, 12/01/11	8,995
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/07/11	11,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
4,200	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.100%, 12/01/11	4,200
13,250	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.170%, 12/01/11	13,250
400	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.080%, 12/01/11	400
17,850	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.100%, 12/07/11	17,850
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.090%, 12/07/11	11,000
5,100	Subseries A-6, GO, VRDO, LOC: Helaba, 0.220%, 12/07/11	5,100
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.080%, 12/07/11	13,090
200	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.160%, 12/01/11	200
16,500	Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.140%, 12/07/11	16,500
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.070%, 12/01/11	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.070%, 12/01/11	1,325
1,650	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.070%, 12/01/11	1,650
9,200	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/07/11	9,200
23,000	New York City Housing Development Corp., Multi-Family Housing, Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/11 (e)	23,000
22,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 12/07/11	22,000
11,900	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 12/07/11	11,900
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/11	7,255
15,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 12/07/11	15,900
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/07/11	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	13,600
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/07/11	4,300
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	4,760
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/07/11	7,800
8,730	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.160%, 12/07/11	8,730
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LIQ: FNMA, 0.120%, 12/07/11	12,930
9,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.130%, 12/07/11	9,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
4,220	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	4,220
4,450	New York City Municipal Water Finance Authority, Subseries A-2, Rev., VRDO, 0.060%, 12/01/11	4,450
5,700	New York City Municipal Water Finance Authority, 2nd Generation, Series DD-2, Rev., VRDO, 0.060%, 12/01/11	5,700
5,200	New York City Municipal Water Finance Authority, 2nd Generation Fiscal 2008, Series BB-5, Rev., VRDO, 0.060%, 12/01/11	5,200
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
35,180	Series BB-1, Rev., VRDO, 0.220%, 12/01/11	35,180
28,730	Series BB-2, Rev., VRDO, 0.210%, 12/01/11	28,730
10,065	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Fiscal 2008, Series BB-1, Rev., VRDO, 0.060%, 12/01/11	10,065
8,300	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.130%, 12/01/11	8,300
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008,
6,500	Series BB-3, Rev., VRDO, 0.170%, 12/01/11	6,500
19,500	Series BB-4, Rev., VRDO, 0.250%, 12/07/11	19,500
	New York City Transitional Finance Authority,
12,760	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.150%, 12/07/11	12,760
15,000	Series ROCS-RR-II-R-12319, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 12/07/11 (e)	15,000
6,815	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.090%, 12/07/11	6,815
21,065	Subseries 2-F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.170%, 12/01/11	21,065
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.150%, 12/07/11	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.150%, 12/07/11	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 0.170%, 12/01/11	100
5,300	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.110%, 12/01/11	5,300
37,250	Subseries C-4, Rev., VRDO, 0.130%, 12/01/11	37,250
6,575	Subseries C-5, Rev., VRDO, 0.130%, 12/01/11	6,575
	New York City Transitional Finance Authority, New York City Recovery,
3,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.200%, 12/07/11	3,360
21,000	Series 3, Subseries 3-E, Rev., VRDO, 0.170%, 12/01/11	21,000
3,950	Series 3, Subseries 3-H, Rev., VRDO, 0.070%, 12/01/11	3,950
1,380	New York City Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.130%, 12/01/11	1,380
15,900	New York City Trust for Cultural Resources, American Musuem Natural History, Series A2, Rev., VRDO, 0.130%, 12/01/11	15,900
7,540	New York City Trust for Cultural Resources, Lincoln Center, Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 12/01/11	7,540
	New York City, Fiscal 2008,
850	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/01/11	850
58,500	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 12/07/11	58,500
13,350	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.270%, 12/01/11	13,350
4,150	Subseries J-9, GO, VRDO, 0.100%, 12/07/11	4,150
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.150%, 12/07/11	49,500
	New York Liberty Development Corp.,
10,750	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11 (e)	10,750

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
13,300	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	13,300
	New York Liberty Development Corp., World Trade Center,
17,400	Series A, Rev., VAR, 0.280%, 11/08/12	17,400
290,000	Series A-3, Rev., VAR, 0.270%, 11/08/12	290,000
16,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	16,160
11,421	New York Local Government Assistance Corp., Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 12/07/11	11,421
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 12/07/11 (e)	4,400
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 12/07/11	20,800
85,175	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.400%, 12/07/11	85,175
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11	15,680
	New York State Dormitory Authority, Mental Health Services,
11,055	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.110%, 12/07/11	11,055
7,215	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.110%, 12/07/11	7,215
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/07/11	10,490
17,440	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.140%, 12/07/11	17,440
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	4,100
33,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 12/07/11	33,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.110%, 12/07/11	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/11	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 12/07/11	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.500%, 12/07/11	9,600
93,600	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/07/11	93,600
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/11	12,000
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	9,550
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	7,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	18,250
28,550	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 12/07/11	28,550
4,700	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 12/07/11	4,700
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	7,050
22,065	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/11	22,065
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.120%, 12/07/11	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	11,300
74,065	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/07/11	74,065
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 12/07/11	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 12/07/11	5,500
125,000	New York State Thruway Authority, Series A, Rev., BAN, 2.000%, 07/12/12	126,257
18,275	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., VRDO, 0.140%, 12/07/11 (e)	18,275
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770X, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 12/07/11 (e)	9,665
33,370	Puttable Floating Option Tax-Exempt Receipts, Series MT-639, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	33,370
33,905	Sales Tax Asset Receivable Corp., Series ROCS-RR-II-R-10395, Rev., VRDO, AGM-CR, MBIA, 0.140%, 12/07/11 (e)	33,905
25,000	Town of Oyster Bay, GO, BAN, 2.000%, 03/09/12	25,105
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.160%, 12/07/11	7,685
120,000	Subseries B-4, Rev., VRDO, 0.260%, 12/07/11	120,000
23,200	Subseries CD, Rev., VRDO, AGM, 0.120%, 12/07/11	23,200
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	17,890

		2,528,626

North Carolina — 3.5%
19,835	Buncombe County Metropolitan Sewerage District, Series B, Rev., VRDO, 0.110%, 12/07/11	19,835
10,835	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/01/11	10,835
	City of Charlotte, Douglas International,
30,920	Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	30,920
21,225	Class B, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	21,225
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.110%, 12/07/11	6,820
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.130%, 12/07/11	1,500
	City of Greensboro, Combined Enterprise System,

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
North Carolina — Continued
2,500	Series B, Rev., VRDO, 0.090%, 12/07/11	2,500
20,190	Series B, Rev., VRDO, 0.100%, 12/07/11	20,190
28,920	Mecklenburg County, Series D, GO, VRDO, 0.240%, 06/27/12 (i)	28,920
	New Hanover County, Hospital, New Hanover Regional Medical,
5,835	Series A-2, Rev., VRDO, AGM, 0.130%, 12/07/11	5,835
22,595	Series B-2, Rev., VRDO, AGM, 0.130%, 12/07/11	22,595
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11	48,000
3,820	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/11	3,820
17,740	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	17,740
10,530	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	10,530
15,755	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	15,755
6,100	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	6,100
4,025	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 12/07/11	4,025
16,920	North Carolina Medical Care Commission, Duke University Hospital Project, Series A, Rev., VRDO, 0.110%, 12/07/11	16,920
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.120%, 12/07/11	28,900
43,990	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	43,990
	North Carolina Medical Care Commission, Moses Cone Health System,
42,600	Series A, Rev., VRDO, 0.120%, 12/07/11	42,600
25,000	Series A, Rev., VRDO, 0.130%, 12/07/11	25,000
13,250	North Carolina Medical Care Commission, Union Regional Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.120%, 12/07/11	13,250
4,700	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	4,700
24,265	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.120%, 12/07/11	24,265
16,625	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industriel et Commercial, 0.120%, 12/07/11	16,625
25,160	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.110%, 12/07/11	25,160
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11	19,800
	University of North Carolina at Chapel Hill, University Hospital,
11,400	Series A, Rev., VRDO, 0.130%, 12/07/11	11,400
10,000	Series A, Rev., VRDO, 0.140%, 12/01/11	10,000
270	Series B, Rev., VRDO, 0.140%, 12/01/11	270
31,300	Wake County, Series B, GO, VRDO, 0.120%, 12/07/11	31,300
	Wake County, School,
18,100	Series A, GO, VRDO, 0.120%, 12/07/11	18,100
11,500	Series B, GO, VRDO, 0.120%, 12/07/11	11,500

		620,925

North Dakota — 0.2%
	City of Grand Forks, The United Hospital Obligation Group,

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
North Dakota — Continued
6,400	Rev., VRDO, LOC: Lasalle National Bank, 0.220%, 12/01/11	6,400
11,085	Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.220%, 12/01/11	11,085
	North Dakota State Housing Finance Agency, Home Mortgage,
1,300	Series A, Rev., VRDO, 0.130%, 12/07/11	1,300
12,000	Series C, Rev., VRDO, 0.130%, 12/07/11	12,000

		30,785

Ohio — 0.8%
5,361	Austin Trust Various States, Series 2008-3308, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Bank of America N.A., 0.310%, 12/07/11	5,361
8,575	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.090%, 12/01/11	8,575
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.180%, 12/07/11	1,375
11,440	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	11,440
8,035	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	8,035
1,700	Franklin County, Holy Cross Health System, Rev., VRDO, 0.100%, 12/07/11	1,700
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.070%, 12/01/11	5,495
2,340	Ohio Air Quality Development Authority, Pollution, FirstEnergy, Rev., VRDO, LOC: UBS AG, 0.090%, 12/07/11	2,340
4,055	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.370%, 12/07/11	4,055
28,070	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.150%, 12/07/11	28,070
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
9,370	Series A, Rev., VRDO, 0.180%, 12/01/11	9,370
5,100	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 12/01/11	5,100
1,000	Ohio State University (The), Series B, Rev., VRDO, 0.070%, 12/07/11	1,000
37,100	Puttable Floating Option Tax-Exempt Receipts, Series MT-567, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.400%, 12/07/11	37,100
18,830	State of Ohio, Revitalization, Series A, Rev., BAN, 0.350%, 06/01/12	18,830

		147,846

Oklahoma — 0.5%
	Oklahoma State Capital Improvement Authority, Higher Education,
15,305	Series D1, Rev., VRDO, 0.190%, 12/01/11	15,305
14,700	Series D2, Rev., VRDO, 0.190%, 12/01/11	14,700
19,700	Series D3, Rev., VRDO, 0.190%, 12/01/11	19,700
17,425	Series D4, Rev., VRDO, 0.190%, 12/01/11	17,425
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	10,490

		92,285

Oregon — 0.7%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.160%, 12/07/11	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/07/11	15,450
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	14,000
6,925	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/11	6,925
35,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series F, Rev., VRDO, AMT, 0.200%, 12/07/11	35,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Oregon — Continued
27,500	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.120%, 12/07/11	27,500
12,300	State of Oregon, Pacific Corp., Project, Rev., VRDO, LOC: BNP Paribas, 0.500%, 12/07/11	12,300

		118,975

Other Territories — 4.7%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 12/07/11	7,500
15,800	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust , 0.130%, 12/07/11	15,800
	Deutsche Bank Spears/Lifers Trust Various States,
17,355	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11	17,355
9,615	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	9,615
11,345	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	11,345
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 12/07/11	14,110
73,500	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	73,500
15,215	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 12/07/11	15,215
11,935	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.160%, 12/07/11	11,935
7,500	Series DBE-1002, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11 (e)	7,500
27,850	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.190%, 12/07/11	27,850
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
93,281	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 12/07/11	93,281
18,803	Series M019, Class A, Rev., VRDO, FHLMC, 0.190%, 12/07/11	18,803
24,758	Series M020, Class A, Rev., VRDO, FHLMC, 0.190%, 12/07/11	24,758
19,545	Series M023, Class A, Rev., VRDO, FHLMC, 0.190%, 12/07/11	19,545
19,010	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.190%, 12/07/11	19,010
23,120	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.180%, 12/07/11	23,120
	Puttable Floating Option Tax-Exempt Receipts,
50,890	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.400%, 12/07/11	50,890
25,935	Series MT-636, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 12/07/11 (e)	25,935
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.390%, 12/07/11	38,620
68,655	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 12/07/11	68,655
84,780	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.470%, 12/07/11	84,780
95,000	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.400%, 12/07/11	95,000
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 12/07/11 (e)	11,250
25,805	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.430%, 12/07/11	25,805
8,200	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 12/07/11	8,200

		819,377

Pennsylvania — 2.3%
46,400	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.090%, 12/01/11	46,400
	Bucks County IDA, Grand View Hospital,
12,700	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 12/07/11	12,700
8,105	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 12/07/11	8,105
32,070	City of Philadelphia, Water & Wastewater Revenue, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 12/07/11	32,070
31,000	Dallastown Area School District, Series A, GO, 1.520%, 12/30/11	31,106

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Pennsylvania — Continued
14,595	Delaware County Authority, Series PT-565, Rev., VRDO, LIQ: Bank of America N.A., 0.430%, 12/07/11	14,595
1,900	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.080%, 12/01/11	1,900
12,015	Deutsche Bank Spears/Lifers Trust Various States, Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 12/07/11	12,015
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.110%, 12/07/11	11,700
8,020	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/01/11	8,020
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	4,810
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.140%, 12/07/11	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	16,780
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.140%, 12/07/11	21,530
740	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 12/01/11	740
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.140%, 12/07/11	1,835
20,650	Pennsylvania Housing Finance Agency, Rental Housing, Series D, Rev., VRDO, 0.120%, 12/07/11	20,650
15,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 85-B, Rev., VRDO, 0.110%, 12/07/11	15,000
42,870	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Rev., VRDO, AMT, 0.230%, 12/07/11	42,870
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.130%, 12/07/11	10,400
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,600	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.150%, 12/07/11 (e)	19,600
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.140%, 12/07/11 (e)	30,000
20,000	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.140%, 12/07/11 (e)	20,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.200%, 12/07/11	14,000
14,110	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	14,110

		413,141

Rhode Island — 0.4%
14,590	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 12/07/11	14,590
9,275	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/11 (e)	9,275
2,010	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.450%, 12/07/11	2,010
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
10,700	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	10,700
6,650	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.130%, 12/07/11	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.200%, 12/07/11	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.200%, 12/07/11	22,840
2,850	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 0.060%, 12/01/11	2,850

		75,915

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
South Carolina — 1.0%
14,500	Charleston County, Hospital Facilities, Carealliance Health, Series B-2, Rev., VRDO, AGM, LOC: Wells Fargo Bank N.A., 0.120%, 12/01/11	14,500
15,075	Charleston Educational Excellence Finance Corp., Series ROCS-RR-II-R-481X, Rev., VRDO, AGC-IGC, LIQ: Citibank N.A., 0.160%, 12/07/11	15,075
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 12/07/11	3,000
12,015	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	12,015
30,720	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	30,720
30,180	Patriots Energy Group, Rev., VRDO, LOC: Wachovia Bank N.A., 0.120%, 12/07/11	30,180
20,195	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.120%, 12/01/11	20,195
800	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	800
17,420	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	17,420
1,350	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	1,350
3,365	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.850%, 12/07/11	3,365
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006- 0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.140%, 12/07/11	10,000
17,050	Town of Mount Pleasant, Water & Sewer System, Series B, Rev., VRDO, 0.100%, 12/07/11	17,050

		175,670

South Dakota — 0.6%
13,210	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 12/07/11 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,085	Series A, Rev., VRDO, 0.110%, 12/07/11	14,085
12,000	Series C, Rev., VRDO, AMT, 0.240%, 12/07/11	12,000
19,200	Series C-1, Rev., VRDO, 0.250%, 12/07/11	19,200
10,300	Series D, Rev., VRDO, 0.230%, 12/07/11	10,300
5,000	Series F, Rev., VRDO, 0.250%, 12/07/11	5,000
22,750	Series G, Rev., VRDO, 0.190%, 12/07/11	22,750

		96,545

Tennessee — 0.9%
27,565	Clarksville Public Building Authority, Metropolitan Government Nashville & Davidson, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/01/11	27,565
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
11,435	Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/01/11	11,435
2,250	Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/07/11	2,250
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 12/07/11	14,675
6,205	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.100%, 12/07/11	6,205
23,710	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/11	23,710
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
16,405	Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/01/11	16,405
5,060	Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/07/11	5,060

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Tennessee — Continued
4,735	Sevier County Public Building Authority, Local Government Public Improvement, Series M-1, Rev., VRDO, 0.260%, 12/07/11	4,735
4,425	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/11	4,425
49,535	Shelby County, Public Improvement School, Series B, GO, VRDO, 0.300%, 12/07/11	49,535

		166,000

Texas — 6.2%
	Austin Trust Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 12/07/11	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 12/07/11 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 12/07/11	9,100
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.140%, 12/07/11 (e)	64,665
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.190%, 12/07/11	11,000
51,160	Crawford Education Facilities Corp., Houston Baptist University, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/11	51,160
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.150%, 12/07/11	5,000
25	Deutsche Bank Spears/Lifers Trust Various States, Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 12/07/11	25
	Deutsche Bank Spears/Lifers Trust Various States,
28,135	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	28,135
10,965	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.290%, 12/07/11	10,965
10,770	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,770
15,765	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	15,765
19,155	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	19,155
10,010	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,010
24,609	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	24,609
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.110%, 12/07/11 (e)	50,600
20,000	Harris County Industrial Development Corp., Hfotco LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	20,000
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.140%, 12/07/11	30,000
7,435	Judson Independent School District, Series ROCS-RR-II-R-11521, GO, VRDO, AGC, LIQ: Citibank N.A., 0.180%, 12/07/11	7,435
17,835	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.150%, 12/07/11	17,835
24,455	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.140%, 12/07/11	24,455
8,900	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.240%, 12/07/11	8,900
15,325	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.170%, 12/07/11	15,325
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.230%, 12/07/11	600
15,335	Puttable Floating Option Tax-Exempt Receipts, Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.400%, 12/07/11 (e)	15,335

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — Continued
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.140%, 12/07/11 (e)	20,000
8,600	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	8,600
525,000	State of Texas, Series A, Rev., TRAN, 2.500%, 08/30/12	533,747
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 12/07/11	9,875
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	8,700
9,550	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/11	9,550
985	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/11	985

		1,097,241

Utah — 1.8%
54,100	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.190%, 12/07/11	54,100
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 12/07/11	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	10,080
10,355	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11 Utah Housing Corp., Single Family Mortgage,	10,355
13,400	Series A, Class I, Rev., VRDO, 0.120%, 12/07/11	13,400
5,030	Series A, Class I, Rev., VRDO, 0.140%, 12/07/11	5,030
18,620	Series B, Class I, Rev., VRDO, 0.120%, 12/07/11	18,620
6,745	Series E-1, Class I, Rev., VRDO, 0.130%, 12/07/11	6,745
11,295	Series I, Rev., VRDO, 0.150%, 12/07/11 Utah Housing Finance Agency, Single Family Mortgage,	11,295
3,200	Series C-1, Class I, Rev., VRDO, 0.130%, 12/07/11	3,200
7,380	Series D-1, Rev., VRDO, AMT, 0.140%, 12/07/11	7,380
7,505	Series E-1, Rev., VRDO, AMT, 0.140%, 12/07/11	7,505
6,385	Series F-2, Class I, Rev., VRDO, 0.170%, 12/07/11 Utah Transit Authority, Sales Tax Revenue,	6,385
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.170%, 12/07/11 (e)	13,500
50,000	Subseries B, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 12/01/11	50,000
51,300	Subseries B, Rev., VRDO, LOC: BNP Paribas, 0.190%, 12/01/11	51,300
12,500	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/07/11	12,500
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.150%, 12/01/11	6,000

		312,395

Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.150%, 12/07/11	15,475
8,345	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 12/07/11	8,345

		23,820

Virginia — 1.1%
5,245	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/11	5,245
34,025	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.200%, 12/07/11	34,025
4,300	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/11	4,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Virginia — Continued
24,255	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 12/07/11	24,255
12,000	Harrisonburg Redevelopment & Housing Authority, Multi-family Housing, Series MT-323, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 12/07/11	12,000
18,085	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.180%, 12/07/11	18,085
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	9,500
15,620	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.140%, 12/07/11	15,620
12,675	Smyth County IDA, Series D, Rev., VRDO, LOC: Mizhuo Corporate Bank, 0.110%, 12/07/11	12,675
3,930	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.120%, 12/01/11	3,930
800	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.100%, 12/01/11	800
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.120%, 12/01/11	34,865
13,385	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/01/11	13,385

		188,685

Washington — 2.6%
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	8,915
35,810	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11 (e)	35,810
10,695	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	10,695
144,825	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.330%, 12/07/11	144,825
695	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 12/07/11	695
9,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.400%, 12/07/11	9,000
39,400	State of Washington, Series VR-96A, GO, VRDO, 0.120%, 12/07/11	39,400
	State of Washington, MERLOTS,
21,440	Series B-22, GO, VRDO, AGM, 0.140%, 12/07/11	21,440
28,930	Series B-22, GO, VRDO, FGIC, MBIA, 0.140%, 12/07/11	28,930
10,945	Series B-23, GO, VRDO, NATL-RE, 0.140%, 12/07/11	10,945
4,700	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 12/07/11	4,700
38,180	Washington Health Care Facilities Authority, Multicare Health System, Series C, Rev., VRDO, LOC: Barclays Bank, 0.090%, 12/07/11	38,180
6,675	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/11	6,675
4,300	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	4,300
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 12/07/11	2,935
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/11	2,545
275	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 12/01/11	275
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	13,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Washington — Continued
8,000	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/07/11	8,000
12,685	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.130%, 12/07/11	12,685
4,640	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/11	4,640
15,410	Washington State Housing Finance Commission, St. Thomas School Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	15,410
14,005	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/01/11	14,005
20,425	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.160%, 12/07/11 (e)	20,425

		459,030

West Virginia — 0.1%
19,220	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 12/07/11	19,220

Wisconsin — 1.7%
115,000	City of Milwaukee, Rev., RAN, 1.500%, 06/27/12	115,828
19,260	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1019, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 12/07/11 (e)	19,260
10,000	State of Wisconsin, 2.000%, 06/15/12	10,093
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	19,940
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,900	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/07/11	14,900
2,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/01/11	2,000
76,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.130%, 12/07/11	76,650
	Wisconsin Housing & EDA,
28,275	Series A, Rev., VRDO, 0.120%, 12/07/11	28,275
11,980	Series E, Rev., VRDO, AMT, 0.490%, 12/07/11	11,980

		298,926

Wyoming — 0.1%
	Lincoln County, PCR, Exxon Project,
1,900	Series A, Rev., VRDO, 0.060%, 12/01/11	1,900
1,600	Series B, Rev., VRDO, 0.070%, 12/01/11	1,600
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.260%, 12/01/11	12,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.370%, 12/07/11	4,955

		21,055

	Total Municipal Bond (Cost $16,016,774)	16,016,774

Municipal Commercial Paper — 2.7% (n)
California — 0.4%
	California Statewide Communities Development Authority,
15,865	0.260%, 07/16/12	15,865
22,500	Series 9B-1, 0.360%, 03/05/12	22,500
27,000	Series B-5, 0.260%, 07/05/12	27,000

		65,365

Florida — 0.2%
40,000	Gainesville Florida Utility Systems, 0.280%, 12/05/11 (m)	40,000

Maryland — 0.2%
37,600	Maryland Health & Higher Educational Facilities Authority, 0.220%, 01/05/12	37,600

Michigan — 0.3%
44,210	University of Michigan, 0.200%, 02/01/12	44,210

Minnesota — 0.1%
18,250	Regents of the University of Minnesota, 0.200%, 02/01/12	18,250

Pennsylvania — 0.2%
38,800	Pennsylvania Infrastructure Investment Authority, 0.220%, 01/06/12	38,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Tennessee — 0.3%
49,205	Metropolitan Government Nashville & Davidson County, 0.290%, 01/04/12	49,205

Texas — 1.0%
33,000	City of Garland, 0.220%, 12/07/11	33,000
61,800	City of San Antonio, Electric & Gas Systems, Rev., VRDO, 0.220%, 12/05/11	61,800
90,260	Texas Public Finance Authority, 0.180%, 12/01/11	90,260

		185,060

	Total Municipal Commercial Paper (Cost $478,490)	478,490

SHARES
Variable Rate Demand Preferred Shares — 5.8%
45,000	BlackRock MuniHoldings Investment Quality Fund, Inc., LIQ: Bank of America N.A., 0.320%, 12/07/11 # (e)	45,000
29,100	BlackRock MuniIncome Investment Trust, Inc., LIQ: Cititbank N.A., 0.280%, 12/07/11 # (e)	29,100
6,200	BlackRock MuniYield Arizona Fund, Inc., LIQ: Cititbank N.A., 0.280%, 12/07/11 # (e)	6,200
15,000	BlackRock MuniYield California Fund, Inc., LIQ: Cititbank N.A., 0.260%, 12/07/11 # (e)	15,000
15,200	BlackRock MuniYield Investment Fund, LIQ: Cititbank N.A., 0.280%, 12/07/11 # (e)	15,200
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.320%, 12/07/11 # (e)	25,000
16,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	16,000
33,000	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	33,000
49,700	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Morgan Stanley, 0.280%, 12/07/11 # (e)	49,700
58,200	BlackRock MuniYield Quality Fund III, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	58,200
43,200	BlackRock MuniYield Quality Fund III, Inc., LIQ: Morgan Stanley, 0.280%, 12/07/11 # (e)	43,200
64,300	Nuveen California Dividend Advantage Municipal Fund, LIQ: Morgan Stanley Bank, 0.290%, 12/07/11 # (e)	64,300
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	20,000
26,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	26,000
20,000	Nuveen Insured California Premium Income Municipal Fund II, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	20,000
130,000	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	130,000
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.290%, 12/07/11 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.320%, 12/07/11 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	25,000
31,000	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/11 # (e)	31,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.290%, 12/07/11 # (e)	96,700
40,000	Nuveen Premier Income Municipal Fund II, LIQ: Barclays Bank plc, 0.290%, 12/07/11 # (e)	40,000
35,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.290%, 12/07/11 # (e)	35,000

	Total Variable Rate Demand Preferred Shares (Cost $1,015,900)	1,015,900

	Total Investments — 99.3% (Cost $17,511,164)*	17,511,164
	Other Assets in Excess of Liabilities — 0.7%	130,813

	NET ASSETS — 100.0%	$17,641,977

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.†
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
BNY	—	Bank of New York
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
ROCS	—	Reset Option Certificates
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.
XLCA	—	Insured by XL Capital Assurance

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	Filed for bankruptcy on November 8, 2010.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,511,339	$—	$17,511,339

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 5.7%
500	Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.087%, 01/25/35 (m)	361
	Citigroup Mortgage Loan Trust, Inc.,
2,532	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	2,409
282	Series 2007-AMC1, Class A2A, VAR, 0.307%, 12/25/36 (m)	219
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	640
10	Series 2004-1, Class 3A, VAR, 0.817%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 1.007%, 03/25/34 (m)	513
495	Series 2004-1, Class M2, VAR, 1.082%, 03/25/34 (m)	424
621	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	600
	Countrywide Home Equity Loan Trust,
88	Series 2004-I, Class A, VAR, 0.539%, 02/15/34 (m)	57
105	Series 2004-K, Class 2A, VAR, 0.549%, 02/15/34 (m)	65
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 1.007%, 02/25/34	820
702	Series 2004-1, Class M2, VAR, 1.082%, 02/25/34	619
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.707%, 03/25/35	499
500	Series 2005-3, Class M1, VAR, 0.737%, 07/25/35	428
158	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.097%, 02/25/33	125
800	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.707%, 06/25/35	525
1,153	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,206
	Residential Asset Mortgage Products, Inc.,
1,610	Series 2005-EFC6, Class M1, VAR, 0.667%, 11/25/35	1,128
735	Series 2006-EFC1, Class A2, VAR, 0.457%, 02/25/36	701
357	Series 2006-RS1, Class AI2, VAR, 0.487%, 01/25/36	243
	Residential Asset Securities Corp.,
1,679	Series 2006-KS1, Class A4, VAR, 0.557%, 02/25/36	1,019
1,999	Series 2006-KS2, Class A3, VAR, 0.447%, 03/25/36	1,881

	Total Asset-Backed Securities (Cost $15,479)	14,490

Collateralized Mortgage Obligations — 7.6%
	Agency CMO — 2.1%
	Federal Home Loan Mortgage Corp. REMICS,
777	Series 2701, Class ST, IF, IO, 6.752%, 08/15/21 (m)	21
789	Series 2779, Class SM, IF, IO, 6.902%, 10/15/18 (m)	52
193	Series 2931, Class GA, 5.000%, 11/15/28 (m)	194
143	Series 2980, Class QB, 6.500%, 05/15/35 (m)	163
2,836	Series 3370, Class SH, IF, IO, 6.202%, 10/15/37 (m)	459
179	Series 3762, Class JS, IF, IO, 6.452%, 04/15/35 (m)	24
347	Series 3767, Class DS, IF, IO, 6.452%, 02/15/39 (m)	58
443	Series 3803, Class DS, IF, IO, 6.352%, 11/15/35 (m)	64
	Federal National Mortgage Association REMICS,
2,384	Series 2004-17, Class DS, IF, IO, 6.893%, 11/25/32 (m)	188
275	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	6
861	Series 2006-3, Class SB, IF, IO, 6.443%, 07/25/35 (m)	138
6,315	Series 2007-109, Class GI, IF, IO, 5.813%, 12/25/37 (m)	897
1,190	Series 2008-17, Class KS, IF, IO, 6.093%, 11/25/37 (m)	161
11,555	Series 2008-61, Class S, IF, IO, 5.843%, 07/25/38 (m)	1,959
1,390	Series 2008-71, Class SB, IF, IO, 6.227%, 10/25/29 (m)	125
1,515	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	213
534	Series 2010-99, Class SD, IF, IO, 5.843%, 03/25/39	71
1,762	Series 2010-134, Class SB, IF, IO, 5.843%, 08/25/38	220
522	Series 2010-136, Class CS, IF, IO, 5.743%, 06/25/38	67
	Federal National Mortgage Association STRIPS,
254	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	22
1,258	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	98
1,862	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	119

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
50	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	55

		5,374

	Non-Agency CMO — 5.5%
411	Banc of America Funding Corp., Series 2006-3, Class 4A19, 5.750%, 03/25/36 (m)	398
	Banc of America Mortgage Securities, Inc.,
494	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	468
831	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	712
3,058	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	2,981
461	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	450
	CS First Boston Mortgage Securities Corp.,
171	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	177
428	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	441
471	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005- 1, Class 2A1, VAR, 5.575%, 02/25/20 (m)	480
1,006	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,018
207	JP Morgan Alternative Loan Trust, Series 2006-A4, Class A1, VAR, 5.950%, 09/25/36	202
1,177	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,160
365	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	327
287	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	254
	RESI Finance LP, (Cayman Islands),
1,839	Series 2003-C, Class B3, VAR, 1.648%, 09/10/35 (e)	1,363
412	Series 2003-D, Class B3, VAR, 1.548%, 12/10/35 (e)	313
	Residential Accredit Loans, Inc.,
514	Series 2003-QS16, Class A1, 5.000%, 08/25/18	521
809	Series 2003-QS20, Class A1, 5.000%, 11/25/18	835
2,080	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,248
174	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	153
	Wells Fargo Mortgage-Backed Securities Trust,
243	Series 2005-16, Class A8, 5.750%, 01/25/36	247
322	Series 2006-11, Class A8, 6.000%, 09/25/36	295

		14,043

	Total Collateralized Mortgage Obligations (Cost $17,386)	19,417

Commercial Mortgage-Backed Securities — 5.7%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,788
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,473
1,390	Series 2005-T20, Class A4A, VAR, 5.295%, 10/12/42 (m)	1,519
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,204
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,311
377	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.369%, 09/15/21 (e)	374
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.854%, 05/12/39	1,596
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,002
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	218

	Total Commercial Mortgage- Backed Securities (Cost $12,733)	14,485

Corporate Bonds — 40.3%
Consumer Discretionary — 4.1%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	266

	Automobiles — 0.2%
500	Chrysler Group LLC/CG Co- Issuer, Inc., 8.250%, 06/15/21 (e) (m)	420

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — 0.7%
710	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	738
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	472
225	Host Hotels & Resorts LP, 6.375%, 03/15/15	228
250	MGM Resorts International, 7.500%, 06/01/16	239
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	70

		1,747

	Household Durables — 0.5%
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,022
315	Simmons Bedding Co., 11.250%, 07/15/15 (e)	325

		1,347

	Leisure Equipment & Products — 0.1%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	284

	Media — 2.2%
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	455
70	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	71
295	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	311
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,141
	DISH DBS Corp.,
60	6.750%, 06/01/21 (m)	58
170	7.125%, 02/01/16 (m)	175
280	Intelsat Jackson Holdings S.A., (Luxembourg), 11.250%, 06/15/16	291
1,065	NBC Universal Media LLC, 4.375%, 04/01/21	1,090
	News America, Inc.,
525	6.400%, 12/15/35	564
220	6.900%, 08/15/39	253
430	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	437
770	Time Warner Cable, Inc., 7.500%, 04/01/14	862

		5,708

	Specialty Retail — 0.2%
250	Michael’s Stores, Inc., 7.750%, 11/01/18	245
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	230

		475

	Textiles, Apparel & Luxury Goods — 0.1%
105	Hanesbrands, Inc., 8.000%, 12/15/16	113

	Total Consumer Discretionary	10,360

Consumer Staples — 3.6%
	Beverages — 0.4%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	872
100	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	109

		981

	Food & Staples Retailing — 1.3%
1,521	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,556
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (m)	744
	Rite Aid Corp.,
55	7.500%, 03/01/17	54
10	10.250%, 10/15/19	11
85	SUPERVALU, Inc., 8.000%, 05/01/16	85
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	828

		3,278

	Food Products — 0.9%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	68
250	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	247
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	509
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,055
485	6.125%, 02/01/18	560

		2,439

	Household Products — 0.3%
162	Diversey, Inc., 8.250%, 11/15/19	202
275	Jarden Corp., 7.500%, 05/01/17	291
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	47
178	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	193

		733

	Tobacco — 0.7%
805	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,054
725	Philip Morris International, Inc., 5.650%, 05/16/18	843

		1,897

	Total Consumer Staples	9,328

Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	109
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,175
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (m)	179
475	ConocoPhillips, 6.500%, 02/01/39 (m)	615
150	Encore Acquisition Co., 9.500%, 05/01/16 (m)	166

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,315	ONEOK Partners LP, 5.900%, 04/01/12 (m)	1,334
250	Peabody Energy Corp., 6.250%, 11/15/21 (e)	252
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	675

	Total Energy	4,505

Financials — 15.4%
	Capital Markets — 1.7%
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	77
890	5.950%, 01/18/18	885
530	6.150%, 04/01/18	529
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 05/31/12 (d) (f) (i) (x)	1
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d) (f) (i)	344
850	0.000%, 05/25/10 (d) (f) (i)	217
	Morgan Stanley,
885	3.450%, 11/02/15	792
395	5.500%, 01/26/20	348
560	6.625%, 04/01/18	527
630	UBS AG, (Switzerland), 5.875%, 12/20/17	653

		4,373

	Commercial Banks — 2.1%
	Credit Suisse, (Switzerland),
1,410	5.000%, 05/15/13 (m)	1,453
1,660	VAR, 1.147%, 05/15/17 (f) (i) (x) (m)	1,097
690	Discover Bank, 8.700%, 11/18/19 (m)	771
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,055

		5,376

	Consumer Finance — 1.2%
	Ally Financial, Inc.,
205	6.250%, 12/01/17 (m)	189
150	6.750%, 12/01/14	147
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	815
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	196
120	6.625%, 08/15/17	129
90	7.000%, 04/15/15	97
1,469	HSBC Finance Corp., 6.676%, 01/15/21	1,450

		3,023

	Diversified Financial Services — 2.0%
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	400
740	5.650%, 05/01/18 (m)	651
690	6.500%, 08/01/16 (m)	667
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	437
400	5.500%, 10/15/14 (m)	414
665	6.000%, 08/15/17 (m)	692
50	8.500%, 05/22/19 (m)	58
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,127
750	International Lease Finance Corp., 8.625%, 09/15/15	748

		5,194

	FDIC Guaranteed Securities (~) — 4.0%
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,390
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,337
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	3,356

		10,083

	Insurance — 3.9%
2,000	Genworth Life Institutional
	Funding Trust, 5.875%, 05/03/13 (e)	2,032
875	MetLife, Inc., 6.750%, 06/01/16	994
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,611
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e) (m)	3,934
1,000	VAR, 0.488%, 06/26/12 (e)	997
305	Prudential Financial, Inc., 6.200%, 11/15/40	299

		9,867

	Real Estate Investment Trusts (REITs) — 0.2%
625	Health Care REIT, Inc., 4.700%, 09/15/17	616

	Thrifts & Mortgage Finance — 0.3%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	867

	Total Financials	39,399

Health Care — 1.1%
	Health Care Equipment & Supplies — 0.4%
800	Biomet, Inc., PIK, 10.375%, 10/15/17 (m)	858
50	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	47

		905

	Health Care Providers & Services — 0.4%
80	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	83
142	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	146
85	Health Management Associates, Inc., 6.125%, 04/15/16	87
125	Tenet Healthcare Corp., 9.250%, 02/01/15	129
295	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	3
245	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	244
370	WellPoint, Inc., 5.800%, 08/15/40	421

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
		1,113

	Pharmaceuticals — 0.3%
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	42
120	7.875%, 07/15/20 (e)	128
625	Valeant Pharmaceuticals International, 7.250%, 07/15/22 (e)	583

		753

	Total Health Care	2,771

Industrials — 2.6%
	Aerospace & Defense — 0.1%
90	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	92
65	Sequa Corp., 11.750%, 12/01/15 (e)	69
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	212

		373

	Commercial Services & Supplies — 0.4%
	ACCO Brands Corp.,
35	7.625%, 08/15/15 (m)	36
120	10.625%, 03/15/15 (m)	133
215	Geo Group, Inc. (The), 7.750%, 10/15/17	226
460	Iron Mountain, Inc., 6.625%, 01/01/16	459
110	ServiceMaster Co., PIK, 10.750%, 07/15/15 (e)	112

		966

	Industrial Conglomerates — 1.2%
960	General Electric Co., 5.250%, 12/06/17	1,073
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,085
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	820

		2,978

	Industrial Machinery — 0.0% (g)
125	General Cable Corp., 7.125%, 04/01/17	124

	Machinery — 0.1%
130	Terex Corp., 8.000%, 11/15/17	127

	Road & Rail — 0.8%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	103
500	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18 (m)	504
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	995
196	RailAmerica, Inc., 9.250%, 07/01/17	214
183	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	185
125	United Rentals North America, Inc., 9.250%, 12/15/19	135

		2,136

	Total Industrials	6,704

Information Technology — 1.7%
	Communications Equipment — 0.4%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	196
142	PIK, 10.875%, 11/01/15 (m)	112
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	739

		1,047

	Electronic Equipment, Instruments & Components — 0.3%
	NXP B.V./NXP Funding LLC, (Netherlands),
580	9.750%, 08/01/18 (e)	631
82	10.000%, 07/15/13 (e)	89

		720

	Internet Software & Services — 0.0% (g)
105	GXS Worldwide, Inc., 9.750%, 06/15/15	97

	IT Services — 0.6%
	First Data Corp.,
283	8.250%, 01/15/21 (e)	245
567	12.625%, 01/15/21 (e)	468
283	PIK, 8.750%, 01/15/22 (e)	237
425	SunGard Data Systems, Inc., 10.250%, 08/15/15	438

		1,388

	Semiconductors & Semiconductor Equipment — 0.0% (g)
88	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	93

	Software — 0.4%
710	Oracle Corp., 6.125%, 07/08/39	886

	Total Information Technology	4,231

Materials — 1.5%
	Chemicals — 0.2%
240	Huntsman International LLC, 5.500%, 06/30/16	229
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	235

		464

	Containers & Packaging — 0.3%
140	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	142
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	675

		817

	Metals & Mining — 0.7%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	909

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Metals & Mining — Continued
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	869

		1,778

	Paper & Forest Products — 0.3%
385	International Paper Co., 7.300%, 11/15/39	447
45	NewPage Corp., 11.375%, 12/31/14 (d)	31
270	P.H. Glatfelter Co., 7.125%, 05/01/16	279

		757

	Total Materials	3,816

Telecommunication Services — 4.1%
	Diversified Telecommunication Services — 3.2%
3,230	AT&T, Inc., 6.700%, 11/15/13 (m)	3,568
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	825
500	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	486
120	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	101
115	GCI, Inc., 8.625%, 11/15/19	120
500	Level 3 Financing, Inc., 8.125%, 07/01/19 (e)	473
	PAETEC Holding Corp.,
80	8.875%, 06/30/17	87
40	9.500%, 07/15/15	42
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18	122
285	7.500%, 02/15/14	287
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	847
670	8.750%, 11/01/18	893
500	Windstream Corp., 7.750%, 10/01/21	493

		8,344

	Wireless Telecommunication Services — 0.9%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,790
85	iPCS, Inc., PIK, 3.679%, 05/01/14	72
	Sprint Capital Corp.,
40	6.900%, 05/01/19	31
465	8.750%, 03/15/32	362

		2,255

	Total Telecommunication Services	10,599

Utilities — 4.4%
	Electric Utilities — 2.1%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	719
220	Energy Future Holdings Corp., 10.222%, 01/15/20 (m)	225
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	545
1,010	Nevada Power Co., 7.125%, 03/15/19	1,249
630	Nisource Finance Corp., 6.800%, 01/15/19	733
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	471
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	496
165	Progress Energy, Inc., 6.000%, 12/01/39	200
560	Teco Finance, Inc., 5.150%, 03/15/20	617

		5,255

	Gas Utilities — 1.8%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,107
385	Enterprise Products Operating LLC, 7.550%, 04/15/38 (m)	479
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,683
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	857
390	Williams Partners LP, 6.300%, 04/15/40	456

		4,582

	Independent Power Producers & Energy Traders — 0.0% (g)
80	AES Corp. (The), 8.000%, 10/15/17 (m)	86
55	NRG Energy, Inc., 7.625%, 01/15/18	54

		140

	Multi-Utilities — 0.5%
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	482
730	Xcel Energy, Inc., 4.700%, 05/15/20	815

		1,297

	Total Utilities	11,274

	Total Corporate Bonds (Cost $101,288)	102,987

Mortgage Pass-Through Securities — 31.6%
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
11,550	TBA, 4.500%, 12/15/41	12,160
10,200	TBA, 5.000%, 12/15/41	10,906
3,715	TBA, 6.000%, 12/15/41	4,056
96	6.000%, 01/01/35 (m)	106
18	7.000%, 12/01/25 - 02/01/26 (m)	20
63	7.500%, 10/01/26 - 02/01/27 (m)	73
42	8.000%, 04/01/26 - 07/01/26 (m)	49
	Federal National Mortgage Association, 15 Year, Single Family,

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
5,260	TBA, 4.000%, 12/25/26	5,524
4,035	TBA, 5.000%, 12/25/26	4,328
	Federal National Mortgage Association, 30 Year, Single Family,
11,157	TBA, 4.000%, 01/25/41 - 12/25/41	11,623
360	TBA, 4.500%, 12/25/41	381
8,555	TBA, 5.500%, 12/25/41	9,288
1,500	TBA, 6.000%, 12/25/41	1,644
2,485	TBA, 6.500%, 12/25/41	2,747
417	6.500%, 04/01/29 - 03/01/35 (m)	468
128	7.000%, 02/01/35 - 03/01/35	145
9	7.500%, 03/01/35	11
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 12/15/41	9,237
4,300	TBA, 5.000%, 12/15/41	4,733
2,400	TBA, 6.000%, 12/15/41	2,701
387	7.000%, 09/15/31	451

	Total Mortgage Pass-Through Securities (Cost $80,420)	80,651

Supranational — 1.2%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,793)	3,097

U.S. Government Agency Securities — 8.4%
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	19,062
2,140	4.875%, 12/15/16 (m)	2,504

	Total U.S. Government Agency Securities (Cost $20,943)	21,566

U.S. Treasury Obligations — 2.5%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,666
2,225	3.875%, 08/15/40 (m)	2,582
1,100	4.625%, 02/15/40 (m)	1,438
500	5.000%, 05/15/37 (m)	685

	Total U.S. Treasury Obligations (Cost $5,052)	6,371

SHARES
Common Stock — 0.0% (g)
Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	17

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Put Option Purchased — 0.0% (g)
20	1 Year Mid Curve Eurodollars, Expiring 12/16/11 @ $98.50, American Style	—	(h)
13	10 Year U.S. Treasury Note, Expiring 02/24/12 @ $126.50, American Style	3

	Total Options Purchased (Cost $10)	3

PRINCIPAL AMOUNT ($)
Short-Term Investments — 31.3%
U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills
585	0.016%, 03/15/12 (k) (n)	585
35	0.051%, 02/02/12 (k) (n)	35

	(Cost $620)	620

SHARES
Investment Company — 31.0%
79,374	JPMorgan Prime Money Market
	Fund, Institutional Class Shares, 0.080% (b) (l) (m) + (Cost $79,374)	79,374

	Total Short-Term Investments (Cost $79,994)	79,994

	Total Investments —134.3% (Cost $336,862)	343,078
	Liabilities in Excess of Other Assets — (34.3)%	(87,720)

	NET ASSETS — 100.0%	$255,358

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(2,604)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 01/25/41	$(2,795)
(1,837)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/41	(1,974)

	(Proceeds received of $4,767.)	$(4,769)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
60	10 Year U.S. Treasury Note	03/21/12	$7,761	$(39)
91	30 Year U.S. Treasury Bond	03/21/12	12,865	(171)
44	2 Year U.S. Treasury Note	03/30/12	9,702	1
3	Eurodollar	03/30/12	1,248	— (h)
4	Eurodollar	07/31/12	1,665	2
4	Eurodollar	08/31/12	1,665	3
7	3 Month Euro	12/15/14	2,300	— (h)
	Short Futures Outstanding
(1)	90 Day Eurodollar	01/17/12	(249)	— (h)
(9)	90 Day Eurodollar	03/19/12	(2,236)	3
(48)	2 Year U.S. Treasury Note	03/30/12	(10,584)	(2)
(97)	5 Year U.S. Treasury Note	03/30/12	(11,896)	2
(15)	90 Day Eurodollar	06/18/12	(3,726)	8
(9)	90 Day Eurodollar	09/17/12	(2,235)	— (h)
(7)	3 Month Euro	12/17/12	(2,327)	— (h)
(9)	90 Day Eurodollar	12/17/12	(2,235)	3
(29)	90 Day Eurodollar	03/18/13	(7,201)	(13)
(29)	90 Day Eurodollar	06/17/13	(7,198)	(29)
(4)	90 Day Eurodollar	09/16/13	(992)	1
(4)	90 Day Eurodollar	12/16/13	(991)	(9)

				$(240)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
161,900	EUR	Deutsche Bank AG	03/19/12	$219	$218	$(1)
64,000	EUR	Union Bank of Switzerland AG	03/19/12	86	86	—	(h)

				$305	$304	$(1)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
308,000	EUR	Deutsche Bank AG	03/19/12	$424	$414	$10
32,000	EUR	Union Bank of Switzerland AG	03/19/12	43	43	—	(h)

				$467	$457	$10

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$17		$—	$—	$17
Debt Securities
Asset-Backed Securities	—		14,490	—	14,490
Collateralized Mortgage
Obligations:
Agency	—		5,374	—	5,374
Non-Agency	—		14,043	—	14,043
Commercial Mortgage-Backed
Securities			14,485	—	14,485
Corporate Bonds
Consumer Discretionary	—		10,360	—	10,360
Consumer Staples	—		9,328	—	9,328
Energy	—		4,505	—	4,505
Financials	—		37,740	1,659	39,399
Health Care	—		2,771	—	2,771
Industrials	—		6,704	—	6,704
Information Technology	—		4,231	—	4,231
Materials	—		3,816	—	3,816
Telecommunication Services	—		10,599	—	10,599
Utilities	—		11,274	—	11,274

Total Corporate Bonds	—		101,328	1,659	102,987

Mortgage Pass-Through Securities	—		80,651	—	80,651
Supranational	—		3,097	—	3,097
U.S. Government Agency
Securities	—		21,566	—	21,566
U.S. Treasury Obligations	—		6,371	—	6,371
Options Purchased
Put Options Purchased	3		—	—	3
Short-Term Investments
Investment Company	79,374		—	—	79,374
U.S. Treasury Obligations	—		620	—	620

Total Investments in Securities	$79,394		$262,025	$1,659	$343,078

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—		(4,769)	—	(4,769)
Options Written
Put Options Written	—	(a)	—	—	— (a)

Total Liabilities	$—	(a)	$(4,769)	$—	$(4,769)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$10	$—	$10
Futures Contracts	23		—	—	23
Swaps	—		1,050	—	1,050

Total Appreciation in Other Financial Instruments	$23		$1,060	$—	$1,083

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(1)	$—	$(1)
Futures Contracts	(263)		—	—	(263)
Swaps	—		(6,978)	—	(6,978)

Total Depreciation in Other Financial Instruments	$(263)		$(6,979)	$—	$(7,242)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investments in Securities
Corporate Bonds - Financials	$—	(a)	$—	$(161)	$4	$—	$—	$1,816	$—	$1,659

(a)	Amount rounds to less than $1,000.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(161,000).

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.744%	$50	$(1)	$1
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	6.641	150	3	(3)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524	50	14	(17)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/16	19.734	50	23	(25)
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	5.000% quarterly	12/20/16	3.425	50	(4)	2
General Electric Capital Corp., 5.625%, 09/15/17	1.000% quarterly	12/20/16	2.383	150	9	(14)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/16	1.490	150	3	(2)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	5.533	200	2	4
Realogy Corp., 11.500%, 04/15/17	5.000% quarterly	12/20/16	16.764	50	17	(20)
Barclays Bank plc:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.744	50	(1)	1
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.744	100	(1)	1
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	6.641	50	1	(2)
Belo Corp., 7.750%, 06/01/27	5.000% quarterly	12/20/16	3.950	50	(3)	2
Belo Corp., 7.750%, 06/01/27	5.000% quarterly	12/20/16	3.950	50	(3)	4
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	12/20/16	1.282	300	3	(7)
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	5.000% quarterly	12/20/16	3.425	50	(4)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	50	12	(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	50	12	(3)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/16	17.949	50	19	(22)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	5.533	150	2	1
BNP Paribas:
Belo Corp., 7.750%, 06/01/27	5.000% quarterly	09/20/16	3.843	50	(3)	4
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	50	(3)	5
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	50	(3)	5
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524	50	14	(8)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	12/20/16	0.997	250	9	(9)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	12/20/16	0.997	950	33	(34)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/16	1.604	150	4	(1)
Genworth Financial, Inc., 5.750%, 06/15/14	5.000% quarterly	09/20/16	7.371	100	8	(3)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	3.581	50	5	(2)
iStar Financial Inc., 5.875%, 03/15/16	5.000% quarterly	12/20/16	11.510	50	8	(8)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/16	1.490	150	3	(3)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/16	1.490	200	4	(2)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	09/20/16	1.451	150	3	(2)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.886	150	(1)	2
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583	150	4	(1)
Credit Suisse International:
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490	100	2	(3)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490	150	3	(5)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490	150	3	(4)
Deutsche Bank AG, New York:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	6.641	50	1	(2)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524	50	14	(17)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	3.581	50	5	(2)
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000% quarterly	09/20/16	4.534	50	(2)	2
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000% quarterly	09/20/16	4.534	50	(2)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	50	12	(5)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	09/20/16	2.103	50	2	(4)
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490	150	3	(2)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	5.533	50	1	1
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/16	1.617	650	18	(23)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583	150	4	(1)
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.503	150	2	(3)

HSBC Bank, N.A.:
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583	150	4	(1)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/13	11.396	25	2	(1)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	50	(3)	5
Jones Group, Inc. (The), 5.125%, 11/15/14	5.000% quarterly	09/20/16	4.534	50	(2)	2
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	12/20/16	3.975	150	19	(23)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/16	1.583	150	4	(1)
Royal Bank of Scotland:
People’s Republic of China, 4.750%, 10/29/13	1.000% quarterly	12/20/16	1.490	50	1	(2)
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/16	3.692	250	29	(26)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	6.734	50	1	(2)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	14.524	50	14	(17)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	12/20/16	0.997	650	23	(23)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/16	1.604	150	4	(1)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	100	(5)	10
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.918	120	(6)	12
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	3.581	50	5	(4)
International Paper Co., 5.300%, 04/01/15	1.000% quarterly	09/20/16	1.652	50	1	(2)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	50	12	(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	25.767	100	25	(8)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/16	2.176	300	16	(22)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	09/20/16	3.688	125	14	(4)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.886	150	(1)	2
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.503	250	4	(6)

					$415	$(337)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265%	300	$14	$(11)
Barclays Bank plc:
CDX.EM.16	5.000% quarterly	12/20/16	3.069	1,250	(122)	98
CMBX.NA.AA.3	0.270% monthly	12/13/49	21.750	260	170	(148)
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510	3,400	658	(897)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	55.725	180	137	(153)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	55.725	210	160	(168)
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265	300	14	(11)
Credit Suisse International:
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	150	6	(4)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	600	23	(17)
CMBX.NA.BBB.5	5.000% monthly	02/15/51	53.594	180	146	(153)
Deutsche Bank AG, New York:
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830	130	64	(53)
MCDX.NA.16.1	1.000% quarterly	06/20/16	2.166	150	6	(3)
Morgan Stanley Capital Services:
CDX.EM.16	5.000% quarterly	12/20/16	3.069	150	(15)	9
CDX.EM.16	5.000% quarterly	12/20/16	3.069	150	(15)	11
CDX.EM.16	5.000% quarterly	12/20/16	3.069	150	(15)	11
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	250	10	(6)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	350	13	(16)
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830	140	69	(75)
CMBX.NA.AA.2	0.150% monthly	03/15/49	14.830	260	128	(103)
CMBX.NA.AA.3	0.270% monthly	12/13/49	21.750	140	92	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	8.647	310	89	(39)
CMBX.NA.AM.1	0.500% monthly	10/12/52	3.785	150	18	(24)
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265	150	7	(6)
MCDX.NA.17.1	1.000% quarterly	12/20/16	2.265	250	12	(9)

Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510	300	58	(2,098)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	51.510	5,500	1,065	(1,875)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	300	11	(14)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	350	13	(16)
Union Bank of Switzerland AG:
CDX.EM.16	5.000% quarterly	12/20/16	3.069	150	(15)	14
CDX.EM.16	5.000% quarterly	12/20/16	3.069	350	(34)	31
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	300	12	(8)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	600	23	(19)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.555	600	23	(20)

					$2,825	$(5,853)

Credit Default Swaps - Sell Protection [2] Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID) RECEIVED[5]
Bank of America:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152%	$100	$2	$(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152	100	2	(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	50	(6)	— (h)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	2
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	10
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245	50	(5)	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615	250	(47)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	50	— (h)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	50	(4)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	3
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114	130	(8)	17
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114	180	(12)	21
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342	130	(21)	7
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	50	(13)	3
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	12/20/16	0.848	300	3	1
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	7.752EUR	40	— (h)	1
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	7.752EUR	50	— (h)	2
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	10.966EUR	100	(10)	8
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	10.966EUR	200	(19)	16
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/12	65.120	50	(8)	17
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(17)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	27
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	150	(58)	61
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	50	(25)	4
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	30	— (h)	1
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	50	— (h)	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	130	— (h)	— (h)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	130	— (h)	(1)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/13	8.266	260	(13)	15

Georgia-Pacific LLC, 7.750%, 11/15/29	1.000% quarterly	12/20/16	1.559		150	(4)	8
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022		120	(14)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767		50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767		100	(25)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767		120	(30)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713		100	(37)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180		50	(20)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180		50	(20)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180		50	(20)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180		50	(20)	13
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143		50	(1)	3
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/16	6.347		50	(2)	3
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/16	6.347		50	(2)	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472		30	(1)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	5.862		50	— (h)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701		50	(2)	3
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173		50	(4)	4
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173		150	(11)	10
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	7.510		60	(3)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801		50	— (h)	5
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816		40	(4)	3
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885		50	(6)	1
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143		100	(1)	6
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143		130	(2)	6
R.R. Donnelley & Sons Co., 4.950%, 04/01/14	1.000% quarterly	09/20/16	6.239		50	(10)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161		50	(5)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161		50	(5)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161		50	(5)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306		40	(4)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.307		60	(6)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306		90	(9)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306		90	(9)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/16	8.549		50	(6)	6
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801		50	— (h)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801		50	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816		40	(4)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816		40	(4)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869		50	(7)	3
Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	4.053		130	3	1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152		120	2	(1)
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		50	(8)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		100	(16)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		120	(19)	3
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342		130	(21)	7
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	7.752	EUR	40	— (h)	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094		50	(1)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		50	(16)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		50	(16)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474		50	(16)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170		130	(63)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170		130	(63)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447		50	(26)	7
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947		50	— (h)	2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	14.534		130	(11)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023		50	(6)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023		50	(6)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023		50	(6)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022		130	(16)	1
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485		100	3	2

Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	100	3	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900	50	1	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900	50	1	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	50	(9)	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981	50	(13)	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981	50	(13)	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981	100	(26)	4
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981	160	(42)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	130	(4)	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	130	(4)	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	150	(5)	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623	130	(18)	16
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	130	(5)	7
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.161	130	(12)	6
Credit Suisse International:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	14.534	100	(8)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	24.649	50	(10)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	24.649	100	(21)	6
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	50	(2)	4
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	50	(3)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	20	(2)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	50	(5)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	50	(4)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	4
Deutsche Bank AG, New York:
Amkor Technology, Inc., 9.250%, 06/01/16	5.000% quarterly	09/20/16	6.498	50	(2)	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152	130	3	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	4.854	100	2	(4)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	50	(6)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	150	(18)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	200	(24)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	250	(29)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	250	(29)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/13	10.726	100	(9)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	80	(20)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	9
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	30
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	27
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	53.454	50	(22)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	100	(50)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	100	(50)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	110	(55)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	200	(100)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	50	(26)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	100	(52)	13
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	100	(52)	17
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	115	(59)	16
Energy Future Holdings Corp., 5.550%, 11/15/14	5.000% quarterly	12/20/11	19.590	250	— (h)	3
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	50	(6)	— (h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	50	(6)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	50	(6)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	50	(6)	1

Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023	50	(6)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	120	(14)	2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	140	(17)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	140	(17)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	50	— (h)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	100	(25)	14
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	26.554	50	(15)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	26.554	50	(15)	10
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	26.554	50	(15)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	100	(37)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	150	(55)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	250	(91)	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	10
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	100	3	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	250	7	5
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	06/20/13	3.726	100	3	—	(h)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	3.900	50	1	3
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	50	(2)	1
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	130	(4)	3
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/13	12.672	130	(17)	8
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/13	12.672	130	(17)	7
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	03/20/15	15.981	130	(34)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	130	(4)	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	12.245	50	(5)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	14.615	50	(9)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	130	(5)	11
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	180	(7)	8
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	230	(9)	13
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	250	(10)	13
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	270	(11)	14
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	600	(32)	37
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	7.173	200	(15)	11
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.161	130	(12)	6
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	50	— (h)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	50	— (h)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	50	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	100	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	100	(5)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	40	(4)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	50	(4)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	50	(4)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	100	(9)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	25.869	50	(7)	5
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	4.854	50	1	(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	10.885	130	(15)	2
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/12	12.066	50	(1)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/13	10.114	50	(3)	—	(h)
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	03/20/14	13.342	130	(21)	7

Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	06/20/14	15.014	130	(27)	5
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	80	(20)	3
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	80	(20)	3
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.962	50	(1)	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	2
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/11	65.094	50	(1)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	65.131	50	(13)	28
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	50	(16)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	21
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/12	59.555	50	(19)	21
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170	180	(88)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	50	(25)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	100	(50)	6
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	20	(2)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	30	(4)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	50	(6)	—	(h)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	50	— (h)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	50	— (h)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	50	— (h)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	50	— (h)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	50	(6)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	24.649	50	(10)	3
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	50	(2)	—	(h)
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	50	(2)	—	(h)
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/13	12.672	200	(25)	10
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	50	(9)	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	50	(9)	2
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	110	(21)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	10	— (h)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623	130	(18)	17
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	12/20/16	4.716	150	(23)	28
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	30	(3)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	130	(13)	11
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	23.801	100	— (h)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	100	(5)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	130	(6)	19
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	100	(9)	2
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.625%, 12/15/13	5.000% quarterly	12/20/12	14.534	50	(4)	4
Caesars Entertainment Operating Co., Inc., 5.625%, 12/15/13	5.000% quarterly	03/20/13	16.022	70	(8)	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	50	(25)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023	40	(5)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.022	50	(6)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	16.023	50	(6)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	50	(6)	9
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	4.152	50	1	—	(h)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	4.892	600	9	(2)
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	100	(25)	10
Clear Channel Communications, Inc., 6.875%, 06/15/18*	5.000% quarterly	09/20/14	16.313	150	(38)	6
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.962	100	(3)	6
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.962	100	(3)	7

Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	65.131	50	(13)	24
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	09/20/12	61.474	100	(33)	12
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/13	56.002	50	(21)	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	50.170	130	(63)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	48.685	200	(100)	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	60	(31)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	47.447	60	(31)	8
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	130	— (h)	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.947	500	— (h)	5
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000% quarterly	12/20/16	2.178	250	(13)	9
Gannett Co., Inc., 6.375%, 04/01/12*	5.000% quarterly	06/20/14	2.800	200	13	(21)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/11	24.476	50	— (h)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	50	(6)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	23.509	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	22.995	50	(8)	11
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	22.995	50	(8)	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	25.767	50	(13)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	50	(18)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	50	(18)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	50	(18)	5
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	50	(18)	5
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	80	(29)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	80	(29)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	80	(29)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	27.713	200	(73)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	50	(20)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	28.180	100	(40)	16
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	2.166	210	11	(15)
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	5.359	60	— (h)	15
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	100	(1)	5
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	6.143	100	(1)	6
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	3.485	240	7	5
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	4.277	300	8	8
Macy’s, Inc., 7.450%, 07/15/17	1.000% quarterly	12/20/16	1.373	300	(5)	9
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	09/20/12	20.227	50	(10)	7
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	22.459	130	(19)	41
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	22.459	50	(8)	9
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	12/20/12	9.189	50	(2)	1
McClatchy Co. (The), 5.750%, 09/01/17*	5.000% quarterly	06/20/14	14.390	100	(19)	3
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/11	8.028	130	1	5
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.472	130	(4)	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	13.623	130	(18)	17
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	50	(2)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	7.701	130	(5)	7
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	8.072	30	(2)	1
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.161	130	(12)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	130	(12)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	130	(12)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	130	(12)	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.161	310	(29)	17
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	50	(5)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.306	180	(19)	14
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	23.811	50	(2)	5
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.816	40	(4)	1

					$(4,335)	$2,025

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	28.148%	260	$(194)	$181
Citibank, N.A.:
CMBX.NA.A.2	0.250% monthly	03/15/49	19.445	280	(165)	132
CMBX.NA.AJ.4	0.960% monthly	02/17/51	12.653	350	(161)	113
Credit Suisse International:
CMBX.NA.AM.2	0.500% monthly	03/15/49	5.074	100	(19)	20
CMBX.NA.AM.2	0.500% monthly	03/15/49	5.074	175	(33)	30
CMBX.NA.AM.3	0.500% monthly	12/13/49	5.801	75	(17)	19
CMBX.NA.AM.3	0.500% monthly	12/13/49	5.801	100	(23)	27
Deutsche Bank AG, New York:
CDX.NA.HY.11.17	5.000% quarterly	12/20/11	0.000	50	(13)	7
CDX.NA.HY.8.17	2.750% quarterly	06/20/12	0.000	25	(11)	8
CDX.NA.HY.8.17	2.750% quarterly	06/20/12	0.000	50	(21)	17
CMBX.NA.A.2.1	0.250% monthly	03/15/49	19.445	260	(153)	131
Morgan Stanley Capital Services:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	19.445	260	(153)	131
CMBX.NA.A.3.1	0.620% monthly	12/13/49	28.148	140	(104)	98
CMBX.NA.AM.4	0.500% monthly	02/17/51	6.454	150	(41)	49
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	49.406	10,200	(6,671)	6,126
Union Bank of Switzerland AG:
CDX.NA.HY.11.17	5.000% quarterly	12/20/11	0.000	50	(13)	7
CDX.NA.IG.17.1	1.000% quarterly	12/20/16	1.293	650	(8)	11
CMBX.NA.AM.2	0.500% monthly	03/15/49	5.074	75	(14)	16

					$(7,814)	$7,123

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America:
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	$350	$(5)
Citibank, N.A.:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,200	(15)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	1,000	(13)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	1,500	(3)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	700	4
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	1,575	16
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	656	(3)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	429	(2)
Credit Suisse International:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,300	(5)
IOS Index, 3.5% 30 year Fannie Mae Pools	1 month USD LIBOR and increases in total return of index	3.500% and decreases in total return of index	1/12/41	175	1
Royal Bank of Scotland:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,300	(5)
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,300	(6)

					$(36)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	2.336% semi-anually	3 month LIBOR quarterly	10/17/21	$653	$(11)
Bank of America	1.393% semi-anually	3 month LIBOR quarterly	10/27/16	266	(2)
Barclays Bank plc	2.426% semi-anually	3 month LIBOR quarterly	08/30/21	300	(9)
Barclays Bank plc	1.299% semi-anually	3 month LIBOR quarterly	11/02/16	634	(1)
Barclays Bank plc	2.314% semi-anually	3 month LIBOR quarterly	11/02/21	348	(5)
Credit Suisse International	1.211% semi-anually	3 month LIBOR quarterly	09/06/16	676	— (h)
Credit Suisse International	3 month LIBOR quarterly	2.345% semi-annually	09/06/21	361	8
Deutsche Bank AG, New York	1.975% semi-anually	3 month LIBOR quarterly	08/09/16	3,742	(153)
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.045% semi-annually	08/09/41	785	232

					$59

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.250	12/16/11	20	$—	(h)

(Premiums received of $4.)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,659,000 which amounts to 0.5% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.
+	Approximately $10,110,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,500
Aggregate gross unrealized depreciation	(7,284)

Net unrealized appreciation/depreciation	$6,216

Federal income tax cost of investments	$336,862

1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 27, 2012